UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4984

AMERICAN BEACON FUNDS

(Exact name of registrant as specified in charter)

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Address of principal executive offices)-(Zip code)

JEFFREY K. RINGDAHL, PRESIDENT

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: December 31, 2023

Date of reporting period: June 30, 2023

Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSRS, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

American Beacon®
FUNDS

2023 SEMI-ANNUAL REPORT

June 30, 2023

AHL MANAGED FUTURES STRATEGY FUND

AHL TARGETRISK FUND

AHL TARGETRISK CORE FUND

AHL 0623

About American Beacon Advisors

Since 1986, American Beacon Advisors, Inc. has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

AHL MANAGED FUTURES STRATEGY FUND

Investing in derivative instruments involves liquidity, credit, interest rate and market risks. Interest rate risk is the risk that debt securities will decrease in value with increases in market interest rates. Quantitative models may not perform as expected and may result in losses for the Fund. Investing in foreign and emerging market securities may involve heightened risk due to currency fluctuations and economic and political risks. Regulatory changes may impair the Fund’s ability to qualify for federal income tax treatment as a regulated investment company, which could result in the Fund and shareholders incurring significant income tax expense. The Fund may have high portfolio turnover risk, which could increase the Fund’s transaction costs and possibly have a negative impact on performance. Because the Fund may invest in fewer issuers than a more diversified portfolio, the fluctuating value of a single holding may have a greater effect on the value of the Fund.

AHL TARGETRISK FUND

Investing in derivative instruments involves liquidity, credit, interest rate and market risks. Interest rate risk is the risk that debt securities will decrease in value with increases in market interest rates. Quantitative models may not perform as expected and may result in losses for the Fund. Investments in high-yield securities (commonly referred to as “junk bonds”) are subject to greater levels of credit, interest rate, market and liquidity risks than investment-grade securities. In a period of sustained deflation, inflation index-linked securities may not pay any income and may suffer a loss. Investing in foreign and emerging market securities may involve heightened risk due to currency fluctuations and economic and political risks. Regulatory changes may impair the Fund’s ability to qualify for federal income tax treatment as a regulated investment company, which could result in the Fund and shareholders incurring significant income tax expense. The Fund may have high portfolio turnover risk, which could increase the Fund’s transaction costs and possibly have a negative impact on performance. Because the Fund may invest in fewer issuers than a more diversified portfolio, the fluctuating value of a single holding may have a greater effect on the value of the Fund.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and the Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	June 30, 2023

Additional Information	Back Cover

President’s Message

Dear Shareholders,

“Don’t rock the boat.” How many times have we heard that phrase, applied to almost every facet of our daily lives?

For many of us, that proverbial boat is almost certain to rock despite our best efforts to keep it steady. Forces we cannot control will move it forward, backward and sideways – pushing us off our desired trajectory during stormy seas and preventing us from reaching the safety of the harbor.

However, by carefully planning, fine-tuning and adjusting our courses over time, we can help steady the boat and increase our chances of safely reaching our destination. The same can also be said about our investment portfolios. If we make prudent adjustments as we seek to preserve and grow our savings – especially during periods of geopolitical and economic uncertainty – we’ll be better able to withstand the tempests we encounter along the way.

To help your investment portfolio weather storms over the long term, we encourage you to work with financial professionals to develop your personal savings plan, conduct annual plan reviews, and make thoughtful, purposeful plan adjustments to better manage your evolving financial needs and goals. By investing across different investment styles and asset classes, you may be able to help mitigate financial risks in your portfolio. By allocating your portfolio according to your risk-tolerance level, you may be better positioned to withstand short-term crises. Through careful planning, you will be better positioned to achieve enduring financial success.

Since 1986, American Beacon has endeavored to provide investors with a disciplined approach to realizing long-term financial goals. As a manager of managers, we strive to provide investment products that may enable investors to participate during market upswings while potentially insulating against market downswings. The investment teams behind our mutual funds seek to produce consistent, long-term results rather than focus only on short-term movements in the markets. In managing our investment products, we emphasize identifying opportunities that offer the potential for long-term financial rewards.

Thank you for entrusting your financial success with American Beacon. For additional information about our investment products or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Jeffrey K. Ringdahl

President

American Beacon Funds

American Beacon AHL Managed Futures Strategy FundSM

Performance Overview

June 30, 2023 (Unaudited)

The Investor Class of the American Beacon AHL Managed Futures Strategy Fund (the “Fund”) returned -0.78% for the six months ended June 30, 2023.

Total Returns for the Period ended June 30, 2023

	Ticker	6 Months*	1 Year	3 Years	5 Years	Since Inception (8/19/2014)
R5 Class (1,4)	AHLIX	-0.67%	2.12%	9.52%	7.09%	5.73%
Y Class (1,4)	AHLYX	-0.77%	2.06%	9.48%	7.03%	5.64%
Investor Class (1,4)	AHLPX	-0.78%	1.84%	9.13%	6.72%	5.33%
A without Sales Charge (1,2,4)	AHLAX	-0.88%	1.70%	9.18%	6.73%	5.33%
A with Sales Charge (1,2,4)	AHLAX	-6.57%	-4.18%	7.05%	5.47%	4.62%
C without Sales Charge (1,2,4)	AHLCX	-1.12%	1.07%	8.43%	5.97%	4.63%
C with Sales Charge (1,2,4)	AHLCX	-2.12%	0.07%	8.43%	5.97%	4.63%

ICE BofA US 3-Month Treasury Bill Index (3)		2.25%	3.59%	1.27%	1.55%	1.10%

*	Not Annualized

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end-of-day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only; and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. A portion of the fees charged to the R5 and Investor Class of the Fund has been waived since Fund inception. A portion of the fees charged to the Y Class of the Fund was waived from Fund inception, partially recovered in 2019 and waived in 2020 through 2023. Performance prior to waiving fees was lower than actual returns shown for periods when fees were waived.

2.

A Class shares have a maximum sales charge of 5.75%. The maximum contingent deferred sales charge for the C Class is 1.00% for shares redeemed within one year of the date of purchase. A portion of the fees charged to the A and C Class of the Fund was waived from Fund inception, partially recovered in 2019 and waived in 2020 through 2023. Performance prior to waiving fees was lower than actual returns shown for periods when fees were waived. C Class shares automatically convert to A Class shares 8 years after purchase, if the conversion is available through your financial intermediary. The performance for C Class shares reflects the conversion of C Class shares to A Class shares after 8 years. If the conversion was not reflected, the since inception return would have been 4.98% with and without Sales Charge.

3.

ICE BofA US 3-Month Treasury Bill Index is an index of U.S. Treasury securities maturing in less than 3 months that assumes reinvestment of all income and is intended to track the daily performance of 3-month U.S. Treasury bills. One cannot directly invest in an index.

4.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the R5, Y, Investor, A, and C Class shares were 1.49%, 1.56%, 1.84%, 1.80%, and 2.53%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

For the period, the two asset classes that negatively impacted performance the most were Commodities and Fixed Income. Commodities were the worst performing asset class due to short positions in energy, particularly Brent Crude Oil and Gasoline. Additionally, Fixed Income suffered losses driven by short positions in March in the German Bund and the U.S. treasuries long bond.

Equity positions contributed over the period with long positions in the Tokyo Stock Exchange and Nikkei Indexes adding the most. Lastly, Currencies were the most accretive to performance over the period led by a short position in the Japanese yen versus the U.S. dollar and a long position in the Mexican peso versus the U.S. dollar.

Looking forward, the Fund’s sub-advisor will continue to implement its trading strategy designed to capitalize on price trends (up or down) in a broad range of global stock index, bond, currency, short-term interest rate and commodity futures markets seeking to achieve the Fund’s goal of capital growth.

American Beacon AHL Managed Futures Strategy FundSM

Performance Overview

June 30, 2023 (Unaudited)

Top Active Exposures By Asset Class
Commodities		% of VaR	*
Natural Gas	Short	5.73
Crude Oil	Short	3.67
Aluminum	Short	2.98
Soybeans	Long	1.83
Coffee	Short	1.61

Currencies		% of VaR	*
JPY/USD	Short	7.34
BRL/USD	Long	5.50
MXN/USD	Long	3.44
GBP/USD	Long	2.98
CLP/USD	Long	2.29

Equities		% of VaR	*
S&P 500 Index	Long	3.67
Korean Kospi Index	Long	2.98
NASDAQ Index	Long	2.29
Taiwan MSCI Index	Long	2.29
Euro-STOXX	Long	2.06

Fixed-Income		% of VaR	*
US Treasuries	Short	5.28
Euribor	Short	3.21
Japanese Bonds	Long	2.75
3-Month SOFR Rates	Short	2.52
Australian Bonds	Short	2.29

Asset Class Exposure		% of VaR	*
Currencies		28.2
Stocks		25.9
Commodities		24.1
Fixed Income		21.8

Top 10 Exposures		% of VaR	*
JPY/USD	Short	7.34
Natural Gas	Short	5.73
BRL/USD	Long	5.50
U.S. Treasuries	Short	5.28
Crude Oil	Short	3.67
S&P 500 Index	Long	3.67
MXN/USD	Long	3.44
Euribor	Short	3.21
Aluminum	Short	2.98
Korean Kospi Index	Long	2.98

*

Value at Risk (“VaR”) is a measure of the potential loss in value of a portfolio over a defined period for a given confidence interval. A one-day VaR at the 95% confidence level represents that there is a 5% probability that the mark-to-market loss on the portfolio over a one day horizon will exceed this value (assuming normal markets and no trading in the portfolio).

American Beacon AHL TargetRisk FundSM

Performance Overview

June 30, 2023 (Unaudited)

The Investor Class of the American Beacon AHL TargetRisk Fund (the “Fund”) returned 6.97% for the six months ended June 30, 2023.

Total Returns for the Period ended June 30, 2023

	Ticker	6 Months*	1 Year	3 Years	Since Inception (12/31/2018)
R5 Class (1,3)	AHTIX	7.16%	4.60%	3.04%	7.21%
Y Class (1,3)	AHTYX	7.05%	4.48%	2.94%	7.14%
Investor Class (1,3)	AHTPX	6.97%	4.22%	2.68%	6.85%
A without Sales Charge (1,2,3)	AHTAX	6.89%	4.20%	2.70%	6.90%
A with Sales Charge (1,2,3)	AHTAX	0.79%	-1.79%	0.69%	5.50%
C without Sales Charge (1,2,3)	AHACX	6.53%	3.50%	1.95%	6.17%
C with Sales Charge (1,2,3)	AHACX	5.53%	2.50%	1.95%	6.17%

60% MSCI World Index (Hedged to USD) / 40% Bloomberg Global-Aggregate Total Return Index (Hedged to USD) (4)		10.47%	11.67%	6.91%	8.66%
MSCI World Index (Hedged to USD) (4)		15.66%	19.35%	13.52%	13.77%
Bloomberg Global-Aggregate Total Return Index (Hedged to USD) (4)		2.96%	0.52%	-2.88%	0.66%

*	Not Annualized

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end-of-day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. A portion of the fees charged to the R5 Class of the Fund has been waived since Fund inception. A portion of the fees charged to the Investor Class of the Fund was waived from Fund inception through 2020 and in 2023. A portion of the fees charged to the A and C Class of the Fund was waived from Fund inception through 2020 and in 2022. A portion of the fees charges to the Y Class of the Fund was waived from Fund inception through 2020 and in 2022 and 2023. Performance prior to waiving fees was lower than actual returns shown for periods when fees were waived.

2.

A Class shares have a maximum sales charge of 5.75%. The maximum contingent deferred sales charge for the C Class is 1.00% for shares redeemed within one year of the date of purchase. Fund performance represents the returns achieved by the Investor Class from 12/31/2018 up to the 4/30/2019 inception date of the A and C Classes and returns of the A and C Classes since 4/30/2019. Expenses of the A and C Classes are higher than those of the Investor Class. Therefore, total returns shown may be higher than they would have been had the A and C Classes been in existence since 12/31/2018.

3.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the R5, Y, Investor, A, and C Class shares were 1.08%, 1.11%, 1.41%, 1.33%, and 2.10%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

4.

The AHL TargetRisk Fund’s annual total return is compared to the TargetRisk Composite Index, which combines the returns of the MSCI World Index (Hedged to USD) and the Bloomberg Global-Aggregate Total Return Index (Hedged to USD) in a 60%/40% proportion. The MSCI World (Hedged to USD) represents a close estimation of the performance that can be achieved by hedging the currency exposures of its parent index, the MSCI World Index, to the USD, the “home” currency for the hedged index. The index is 100% hedged to the USD by selling each foreign currency forward at the one-month forward weight. The parent index is composed of large and mid-cap stocks across 23 Developed Markets (DM) countries and its local performance is calculated in 13 different currencies, including the Euro. The MSCI© information contained herein: (1) is provided “as is,” (2) is proprietary to MSCI and/or its content providers, (3) may not be used to create any financial instruments or products or any indexes and (4) may not be copied or distributed without MSCI’s express written consent. MSCI disclaims all warranties with respect to the information. Neither MSCI nor its content providers are responsible for any damages or losses arising from any use of this information. The Bloomberg Global-Aggregate Total Return Index (Hedged to USD) is a flagship measure of global investment grade debt from 24 local currency markets. This multi-currency benchmark includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively, “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall not have any liability or responsibility for injury or damages arising in connection therewith. One cannot directly invest in an index.

American Beacon AHL TargetRisk FundSM

Performance Overview

June 30, 2023 (Unaudited)

Performance across asset classes was mixed during the period with equities, bonds, and credit contributing positively while commodities detracted. Equities contributed positively over the period as long positions in Japanese equity indices were buoyed by pressure on constituent firms to focus more on shareholder interests. In addition, long positions in the S&P 500 and NASDAQ 100 indices were boosted by excitement around Artificial Intelligence propelled technology stocks. Bonds were also a positive contributor led by longer duration U.S. treasuries. Credit contributed with positive performance from European credit default swaps. Commodities struggled during the period with losses across energy and metals, notably oil and copper.

During the period, the bond momentum overlay was deactivated and the correlation and volatility overlays for all asset classes remained inactive. Toward the end of the period the momentum overlay was activated for bonds and equities, with the equity overlay being reduced to immaterial level at the end of the period.

Looking forward, the Fund’s sub-advisor will continue to implement its strategy of building a multi-asset portfolio and combining rigorous risk controls to provide a stable level of volatility while seeking to achieve the Fund’s goal of capital growth.

American Beacon AHL TargetRisk FundSM

Performance Overview

June 30, 2023 (Unaudited)

Top Ten Exposures			% of VaR	*
BBG Commodity ex-Agriculturals Index			13.9
U.S. Treasuries			11.7
S&P 500 Index			6.4
Tokyo Stock Exchange Index			5.0
NASDAQ 100 Index			4.3
U.S. High Yield CDX Index			3.9
FTSE 100 Index			3.6
S&P TSX 60 Index			3.6
Euro-STOXX			3.2
Nikkei Index			3.2

3-Year Risk Summary			Fund
Sharpe Ratio			0.17
Standard Deviation			10.48

Asset Class Exposure	Net	(%)	% of VaR	*
Stock Indices	69.3		1.1
Bonds	48.6		0.6
Inflation	32.7		0.7
Credits	74.1		0.3

*

Value at Risk (“VaR”) is a measure of the potential loss in value of a portfolio over a defined period for a given confidence interval. A one-day VaR at the 95% confidence level represents that there is a 5% probability that the mark-to-market loss on the portfolio over a one day horizon will exceed this value (assuming normal markets and no trading in the portfolio).

American Beacon AHL TargetRisk Core FundSM

Performance Overview

June 30, 2023 (Unaudited)

The Y Class of the American Beacon AHL TargetRisk Core Fund (the “Fund”) returned 17.32% for the six months ended June 30, 2023.

Total Returns for the Period ended June 30, 2023

	Ticker	6 Months*	1 Year	Since Inception (12/16/2020)
Y Class (1,3)	AABYX	17.32%	11.79%	-0.73%
A without Sales Charge (1,2,3)	AAHAX	10.64%	5.13%	-3.23%
A with Sales Charge (1,2,3)	AAHAX	4.23%	-0.86%	-5.46%
C without Sales Charge (1,2,3)	AAECX	10.29%	4.46%	-3.92%
C with Sales Charge (1,2,3)	AAECX	9.29%	3.46%	-3.92%
R6 Class (1,3)	AHTRX	10.80%	5.58%	-2.85%

60% MSCI World Index (Hedged to USD) / 40% Bloomberg Global-Aggregate Total Return Index (Hedged to USD) (4)		10.47%	11.67%	3.66%
Bloomberg Global-Aggregate Total Return Index (Hedged to USD) (4)		2.96%	0.52%	-3.93%
MSCI World Index (Hedged to USD) (4)		15.66%	19.35%	8.70%

*	Not Annualized

1.

Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. A portion of the fees charged to each Class of the Fund has been waived since Fund inception. Performance prior to waiving fees was lower than actual returns shown since inception.

2.	A Class shares have a maximum sales charge of 5.75%. The maximum contingent deferred sales charge for the C Class is 1.00% for shares redeemed within one year of the date of purchase.

3.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the Y, A, C, and R6 Class shares were 2.60%, 2.85%, 3.60%, and 2.59%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

4.

The AHL TargetRisk Core Fund’s annual total return is compared to the TargetRisk Composite Index, which combines the returns of the MSCI World Index (Hedged to USD) and the Bloomberg Global-Aggregate Total Return Index (Hedged to USD) in a 60%/40% proportion. The MSCI World Index (Hedged to USD) represents a close estimation of the performance that can be achieved by hedging the currency exposures of its parent index, the MSCI World Index, to the USD, the “home” currency for the hedged index. The index is 100% hedged to the USD by selling each foreign currency forward at the one-month forward weight. The parent index is composed of large and mid-cap stocks across 23 Developed Markets (DM) countries and its local performance is calculated in 13 different currencies, including the Euro. The MSCI© information contained herein: (1) is provided “as is,” (2) is proprietary to MSCI and/ or its content providers, (3) may not be used to create any financial instruments or products or any indexes and (4) may not be copied or distributed without MSCI’s express written consent. MSCI disclaims all warranties with respect to the information. Neither MSCI nor its content providers are responsible for any damages or losses arising from any use of this information. The Bloomberg Global-Aggregate Total Return Index (Hedged to USD) is a flagship measure of global investment grade debt from 24 local currency markets. This multi-currency benchmark includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively, “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall not have any liability or responsibility for injury or damages arising in connection therewith. One cannot directly invest in an index.

American Beacon FundsSM

Expense Examples

June 30, 2023 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, if applicable, and (2) ongoing costs, including management fees, distribution (12b-1) fees, sub-transfer agent fees, and other Fund expenses. The Examples are intended to help you understand the ongoing cost (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from January 1, 2023 through June 30, 2023.

Actual Expenses

The “Actual” lines of the tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and R5 Classes that invest in the Funds through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the tables provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Funds with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and R5 Classes that invest in the Funds through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Funds, such as sales charges (loads) or redemption fees, as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

American Beacon FundsSM

Expense Examples

June 30, 2023 (Unaudited)

American Beacon AHL Managed Futures Strategy Fund

	Beginning Account Value 1/1/2023	Ending Account Value 6/30/2023	Expenses Paid During Period 1/1/2023-6/30/2023*
R5 Class
Actual	$1,000.00	$993.30	$7.12
Hypothetical**	$1,000.00	$1,017.65	$7.20
Y Class
Actual	$1,000.00	$992.30	$7.61
Hypothetical**	$1,000.00	$1,017.16	$7.70
Investor Class
Actual	$1,000.00	$991.20	$8.94
Hypothetical**	$1,000.00	$1,015.82	$9.05
A Class
Actual	$1,000.00	$991.20	$9.18
Hypothetical**	$1,000.00	$1,015.57	$9.30
C Class
Actual	$1,000.00	$988.80	$12.28
Hypothetical**	$1,000.00	$1,012.45	$12.42

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 1.44%, 1.54%, 1.81%, 1.86%, and 2.49% for the R5, Y, Investor, A, and C Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.

**	5% return before expenses.

American Beacon AHL TargetRisk Fund

	Beginning Account Value 1/1/2023	Ending Account Value 6/30/2023	Expenses Paid During Period 1/1/2023-6/30/2023*
R5 Class
Actual	$1,000.00	$1,071.60	$5.39
Hypothetical**	$1,000.00	$1,019.59	$5.26
Y Class
Actual	$1,000.00	$1,070.50	$6.06
Hypothetical**	$1,000.00	$1,018.94	$5.91
Investor Class
Actual	$1,000.00	$1,069.70	$7.34
Hypothetical**	$1,000.00	$1,017.70	$7.15
A Class
Actual	$1,000.00	$1,067.80	$7.74
Hypothetical**	$1,000.00	$1,017.31	$7.55
C Class
Actual	$1,000.00	$1,065.30	$11.06
Hypothetical**	$1,000.00	$1,014.08	$10.79

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 1.05%, 1.18%, 1.43%, 1.51%, and 2.16% for the R5, Y, Investor, A, and C Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.

**	5% return before expenses.

American Beacon FundsSM

Expense Examples

June 30, 2023 (Unaudited)

American Beacon AHL TargetRisk Core Fund

	Beginning Account Value 1/1/2023	Ending Account Value 6/30/2023	Expenses Paid During Period 1/1/2023-6/30/2023*
Y Class
Actual	$1,000.00	$1,173.20	$5.87
Hypothetical**	$1,000.00	$1,019.39	$5.46
A Class
Actual	$1,000.00	$1,106.40	$7.00
Hypothetical**	$1,000.00	$1,018.15	$6.71
C Class
Actual	$1,000.00	$1,102.90	$10.90
Hypothetical**	$1,000.00	$1,014.43	$10.44
R6 Class
Actual	$1,000.00	$1,108.00	$5.17
Hypothetical**	$1,000.00	$1,019.89	$4.96

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 1.09%, 1.34%, 2.09%, and 0.99% for the Y, A, C, and R6 Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.

**	5% return before expenses.

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

	Principal Amount	Fair Value

SHORT-TERM INVESTMENTS - 84.64%

U.S. Treasury Obligations - 84.64%
U.S. Treasury Bills,
4.847%, Due 7/20/2023A	$150,000,000	$149,645,126
4.902%, Due 7/27/2023A	145,000,000	144,514,975
4.901%, Due 8/3/2023A	195,000,000	194,144,465
5.003%, Due 8/10/2023A	205,000,000	203,889,925
4.808%, Due 8/17/2023	150,000,000	149,031,468
5.143%, Due 9/5/2023A	150,000,000	148,633,556
4.973%, Due 9/7/2023	30,000,000	29,716,509
4.954%, Due 9/14/2023A	190,000,000	188,011,902
5.053%, Due 10/12/2023A	400,000,000	394,176,788
5.043%, Due 10/19/2023A	400,000,000	393,754,000
5.322%, Due 10/26/2023A	250,000,000	245,845,225
5.078%, Due 11/2/2023A	255,000,000	250,497,692
5.106%, Due 11/9/2023	300,000,000	294,405,699
5.240%, Due 11/16/2023A	150,000,000	147,060,134
5.319%, Due 12/14/2023A	115,000,000	112,259,974

Total Short-Term Investments – (Cost $3,046,772,050)		3,045,587,438

TOTAL INVESTMENTS - 84.64% (Cost $3,046,772,050)		3,045,587,438
OTHER ASSETS, NET OF LIABILITIES - 15.36%		552,847,222

TOTAL NET ASSETS - 100.00%		$3,598,434,660

Percentages are stated as a percent of net assets.

A All or a portion represents positions held by the American Beacon Cayman Managed Futures Strategy Fund, Ltd.

Long Futures Contracts Open on June 30, 2023:

Commodity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CBOT Corn FuturesA	591	December 2023	$18,166,907	$14,619,863	$(3,547,044)
CBOT Soybean FuturesA	1,291	November 2023	86,651,849	86,706,787	54,938
COMEX Gold 100 Troy Ounces FuturesA	248	August 2023	49,129,424	47,849,120	(1,280,304)
COMEX Silver FuturesA	24	September 2023	2,801,946	2,762,400	(39,546)
KCBT Hard Red Winter Wheat FuturesA	113	September 2023	4,724,487	4,520,000	(204,487)
LME Copper FuturesA	27	July 2023	6,073,441	5,618,531	(454,910)
LME Copper FuturesA	193	August 2023	41,047,695	40,153,650	(894,045)
LME Lead FuturesA	156	July 2023	8,378,489	8,195,850	(182,639)
LME Lead FuturesA	429	August 2023	22,579,290	22,538,588	(40,702)
LME Lead FuturesA	453	September 2023	24,232,334	23,810,813	(421,521)
LME Lead FuturesA	11	October 2023	595,258	577,363	(17,895)
LME Nickel FuturesA	53	July 2023	7,229,634	6,485,292	(744,342)
LME Primary Aluminum FuturesA	329	July 2023	18,299,802	17,445,225	(854,577)
LME Zinc FuturesA	193	July 2023	11,699,692	11,513,656	(186,036)
NYBOT CSC Cocoa FuturesA	2,465	September 2023	76,492,197	82,651,450	6,159,253
NYBOT CSC Number 11 World Sugar FuturesA	1,553	September 2023	44,258,025	39,640,014	(4,618,011)
NYMEX Reformulated Gasoline Blendstock for Oxygen Blending RBOB FuturesA	179	July 2023	18,941,773	19,132,558	190,785

			$441,302,243	$434,221,160	$(7,081,083)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

Currency Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME British Pound Currency Futures	5,607	September 2023	$443,754,823	$445,020,581	$1,265,758
CME Canadian Dollar Currency Futures	3,798	September 2023	286,181,369	287,242,740	1,061,371
CME Mexican Peso Currency Futures	11,981	September 2023	337,191,952	344,333,940	7,141,988

			$1,067,128,144	$1,076,597,261	$9,469,117

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Borsa Italiana FTSE 100 Index Futures	350	September 2023	$33,924,244	$33,521,949	$(402,295)
Borsa Italiana FTSE/MIB Index Futures	680	September 2023	102,347,391	105,229,032	2,881,641
CME e-Mini NASDAQ 100 Index Futures	459	September 2023	135,466,198	140,793,660	5,327,462
CME e-Mini Standard & Poor’s 500 Index Futures	1,411	September 2023	307,441,584	316,646,038	9,204,454
Eurex DAX Index Futures	275	September 2023	122,444,987	122,072,582	(372,405)
Eurex EURO STOXX 50 Index Futures	3,531	September 2023	169,140,463	170,573,568	1,433,105
Euronext CAC 40 10 Euro Index Futures	903	July 2023	72,217,800	73,019,651	801,851
ICE U.S. mini MSCI EAFE Index Futures	823	September 2023	88,404,866	88,698,825	293,959
ICE U.S. MSCI Emerging Markets EM Index Futures	706	September 2023	36,102,555	35,225,870	(876,685)
KFE KOSPI 200 Index Futures	3,919	September 2023	256,502,444	253,181,706	(3,320,738)
OML Stockholm OMXS30 Index Futures	3,079	July 2023	66,303,749	66,124,268	(179,481)
SFE S&P ASX Share Price Index 200 Futures	1,001	September 2023	121,214,871	119,376,793	(1,838,078)
SGX FTSE Taiwan Index Futures	3,019	July 2023	174,665,216	174,437,820	(227,396)
SGX Nikkei 225 Stock Index Futures	802	September 2023	89,104,094	92,194,290	3,090,196
TSE TOPIX Index Futures	683	September 2023	104,747,216	108,299,248	3,552,032

			$1,880,027,678	$1,899,395,300	$19,367,622

Interest Rate Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
TSE Japanese 10 Year Bond Futures	792	September 2023	$814,115,425	$815,354,655	$1,239,230

			$814,115,425	$815,354,655	$1,239,230

Short Futures Contracts Open on June 30, 2023:

Commodity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
COMEX Copper FuturesA	343	September 2023	$(32,422,124)	$(32,237,713)	$184,411
ICE Brent Crude Oil FuturesA	634	July 2023	(47,539,345)	(47,809,940)	(270,595)
ICE Gas Oil FuturesA	183	August 2023	(12,680,078)	(12,855,750)	(175,672)
ICE U.S. - Henry Ld1 Fixed Price FuturesA	392	October 2023	(3,329,650)	(3,146,780)	182,870
ICE U.S. - Henry Ld1 Fixed Price FuturesA	392	November 2023	(3,329,650)	(3,549,560)	(219,910)
ICE U.S. - Henry Ld1 Fixed Price FuturesA	392	December 2023	(3,329,650)	(3,772,020)	(442,370)
ICE U.S. - Henry Ld1 Fixed Price FuturesA	392	January 2024	(3,329,650)	(3,699,500)	(369,850)
ICE U.S. - Henry Ld1 Fixed Price FuturesA	392	February 2024	(3,329,650)	(3,432,940)	(103,290)
ICE U.S. - Henry Ld1 Fixed Price FuturesA	628	March 2024	(5,070,095)	(5,000,450)	69,645
ICE U.S. - Henry Ld1 Fixed Price FuturesA	628	April 2024	(5,070,095)	(4,972,190)	97,905
ICE U.S. - Henry Ld1 Fixed Price FuturesA	628	May 2024	(5,070,095)	(5,118,200)	(48,105)
ICE U.S. - Henry Ld1 Fixed Price FuturesA	628	June 2024	(5,070,095)	(5,279,910)	(209,815)
ICE U.S. - Henry Ld1 Fixed Price FuturesA	628	July 2024	(5,070,095)	(5,344,280)	(274,185)
ICE U.S. - Henry Ld1 Fixed Price FuturesA	628	August 2024	(5,070,095)	(5,300,320)	(230,225)
ICE U.S. - Henry Ld1 Fixed Price FuturesA	628	September 2024	(5,070,095)	(5,421,210)	(351,115)
LME Copper FuturesA	27	July 2023	(5,740,833)	(5,618,531)	122,302
LME Copper FuturesA	194	August 2023	(40,053,179)	(40,361,700)	(308,521)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

Commodity Futures Contracts (Continued)
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
LME Copper FuturesA	89	September 2023	$(18,252,405)	$(18,505,325)	$(252,920)
LME Copper FuturesA	7	October 2023	(1,437,976)	(1,455,037)	(17,061)
LME Lead FuturesA	156	July 2023	(8,151,151)	(8,195,850)	(44,699)
LME Lead FuturesA	429	August 2023	(22,014,553)	(22,538,588)	(524,035)
LME Lead FuturesA	261	September 2023	(13,289,410)	(13,718,812)	(429,402)
LME Nickel FuturesA	57	July 2023	(7,937,047)	(6,974,748)	962,299
LME Nickel FuturesA	115	August 2023	(14,875,704)	(14,108,430)	767,274
LME Nickel FuturesA	150	September 2023	(18,801,278)	(18,458,100)	343,178
LME Nickel FuturesA	5	October 2023	(615,767)	(617,160)	(1,393)
LME Primary Aluminum FuturesA	546	July 2023	(31,410,695)	(28,951,650)	2,459,045
LME Primary Aluminum FuturesA	1,767	August 2023	(100,391,921)	(94,302,581)	6,089,340
LME Primary Aluminum FuturesA	352	September 2023	(19,631,729)	(18,898,000)	733,729
LME Primary Aluminum FuturesA	54	October 2023	(2,904,641)	(2,912,625)	(7,984)
LME Zinc FuturesA	470	July 2023	(32,002,517)	(28,038,438)	3,964,079
LME Zinc FuturesA	364	August 2023	(23,406,191)	(21,742,175)	1,664,016
LME Zinc FuturesA	237	September 2023	(14,019,165)	(14,156,306)	(137,141)
LME Zinc FuturesA	50	October 2023	(2,964,883)	(2,986,250)	(21,367)
NYBOT CSC C Coffee FuturesA	843	September 2023	(52,369,202)	(50,263,875)	2,105,327
NYMEX Henry Hub Natural Gas FuturesA	1,213	July 2023	(31,636,423)	(33,939,740)	(2,303,317)
NYMEX Light Sweet Crude Oil FuturesA	829	July 2023	(58,360,439)	(58,560,560)	(200,121)

			$(665,047,571)	$(652,245,244)	$12,802,327

Currency Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME Australian Dollar Currency Futures	201	September 2023	$(13,356,916)	$(13,422,780)	$(65,864)
CME Euro Foreign Exchange Currency Futures	1,424	September 2023	(193,484,837)	(194,963,400)	(1,478,563)
CME Japanese Yen Currency Futures	9,222	September 2023	(837,652,223)	(808,365,938)	29,286,285
CME New Zealand Dollar Currency Futures	1,557	September 2023	(95,184,271)	(95,545,305)	(361,034)
CME Swiss Franc Currency Futures	49	September 2023	(6,894,814)	(6,898,894)	(4,080)
NYBOT FINEX U.S. Dollar Index Futures	209	September 2023	(21,301,699)	(21,440,683)	(138,984)

			$(1,167,874,760)	$(1,140,637,000)	$27,237,760

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME e-Mini Russell 2000 Index Futures	125	September 2023	$(11,552,368)	$(11,898,125)	$(345,757)
HKG Hang Seng China Enterprises Index Futures	417	July 2023	(17,016,017)	(16,904,039)	111,978
HKG Hang Seng Index Futures	255	July 2023	(30,826,933)	(30,600,976)	225,957
Montreal Exchange S&P/TSX 60 Index Futures	77	September 2023	(13,854,632)	(14,166,024)	(311,392)
SAFEX FTSE/JSE Top 40 Index Futures	755	September 2023	(28,105,362)	(28,491,936)	(386,574)

			$(101,355,312)	$(102,061,100)	$(705,788)

Interest Rate Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
3 Month Euro Euribor Futures	4,909	June 2024	$(1,292,466,879)	$(1,287,952,153)	$4,514,726
3 Month Euro Euribor Futures	2,395	March 2025	(633,102,955)	(631,926,121)	1,176,834
3 Month Euro Euribor Futures	1,771	December 2025	(469,322,438)	(468,924,960)	397,478
CBOT 2 Year U.S. Treasury Notes Futures	2,334	September 2023	(479,661,550)	(474,604,313)	5,057,237
CBOT 5 Year U.S. Treasury Notes	2,391	September 2023	(259,429,508)	(256,061,156)	3,368,352
CBOT 10 Year U.S. Treasury Notes	1,849	September 2023	(210,141,298)	(207,579,141)	2,562,157
CBOT U.S. Long Bond Futures	408	September 2023	(51,846,869)	(51,777,750)	69,119

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

Interest Rate Futures Contracts (Continued)
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME Ultra Long Term U.S. Treasury Bond Futures	514	September 2023	$(69,320,079)	$(70,016,437)	$(696,358)
Eurex 2 Year Euro SCHATZ Futures	2,116	September 2023	(243,648,893)	(242,096,545)	1,552,348
Eurex 5 Year Euro BOBL Futures	2,102	September 2023	(267,710,301)	(265,404,388)	2,305,913
Eurex 10 Year Euro BUND Futures	230	September 2023	(33,429,062)	(33,565,541)	(136,479)
Eurex 30 Year Euro BUXL Futures	114	September 2023	(16,831,170)	(17,365,799)	(534,629)
ICE Long Gilt Futures	665	September 2023	(81,291,274)	(80,485,572)	805,702
SFE 3 Year Australian Bond Futures	5,694	September 2023	(402,455,209)	(400,662,314)	1,792,895
SFE 10 Year Australian Bond Futures	1,516	September 2023	(117,642,894)	(117,320,519)	322,375
Three-Month SONIA Index Futures	1,803	September 2024	(546,478,374)	(537,503,985)	8,974,389
Three-Month SONIA Index Futures	1,534	March 2025	(466,386,176)	(459,502,357)	6,883,819
Three-Month SOFR Futures	3,307	September 2024	(792,977,666)	(787,396,700)	5,580,966
Three-Month SOFR Futures	1,555	June 2025	(375,566,379)	(374,016,375)	1,550,004
Three-Month SOFR Futures	1,145	March 2026	(276,783,462)	(276,331,437)	452,025

			$(7,086,492,436)	$(7,040,493,563)	$45,998,873

A All or a portion represents positions held by the American Beacon Cayman Managed Futures Strategy Fund, Ltd.

Forward Foreign Currency Contracts Open on June 30, 2023:

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
INR	30,472	USD	30,360	7/7/2023	CBK	$112	$-	$112
INR	30,472	USD	30,326	7/7/2023	CBK	146	-	146
INR	30,472	USD	30,331	7/7/2023	CBK	141	-	141
INR	30,472	USD	30,324	7/7/2023	CBK	148	-	148
INR	30,472	USD	30,245	7/7/2023	CBK	227	-	227
INR	30,472	USD	30,275	7/7/2023	CBK	197	-	197
INR	30,472	USD	30,312	7/7/2023	CBK	160	-	160
INR	30,472	USD	30,334	7/7/2023	CBK	138	-	138
INR	60,944	USD	60,613	7/7/2023	CBK	331	-	331
INR	60,944	USD	60,798	7/7/2023	CBK	146	-	146
INR	60,944	USD	60,718	7/7/2023	CBK	226	-	226
INR	60,944	USD	60,724	7/7/2023	CBK	220	-	220
INR	60,944	USD	60,716	7/7/2023	CBK	228	-	228
INR	60,944	USD	60,711	7/7/2023	CBK	233	-	233
INR	60,944	USD	60,720	7/7/2023	CBK	224	-	224
INR	60,944	USD	60,724	7/7/2023	CBK	220	-	220
INR	60,944	USD	60,660	7/7/2023	CBK	284	-	284
INR	60,944	USD	60,665	7/7/2023	CBK	279	-	279
INR	60,944	USD	60,739	7/7/2023	CBK	205	-	205
INR	60,944	USD	60,738	7/7/2023	CBK	206	-	206
INR	60,944	USD	60,756	7/7/2023	CBK	188	-	188
INR	60,944	USD	60,799	7/7/2023	CBK	145	-	145
INR	60,944	USD	60,832	7/7/2023	CBK	112	-	112
INR	60,944	USD	60,849	7/7/2023	CBK	95	-	95
INR	60,944	USD	60,835	7/7/2023	CBK	109	-	109
INR	60,944	USD	60,658	7/7/2023	CBK	286	-	286
INR	60,944	USD	60,649	7/7/2023	CBK	295	-	295
INR	60,944	USD	60,650	7/7/2023	CBK	294	-	294
INR	60,944	USD	60,655	7/7/2023	CBK	289	-	289
INR	60,944	USD	60,610	7/7/2023	CBK	334	-	334
INR	60,944	USD	60,661	7/7/2023	CBK	283	-	283
INR	60,944	USD	60,658	7/7/2023	CBK	286	-	286
INR	60,944	USD	60,895	7/7/2023	CBK	49	-	49
TWD	80,289	USD	81,556	7/7/2023	CBK	-	(1,267)	(1,267)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
TWD	80,289	USD	81,556	7/7/2023	CBK	$-	$(1,267)	$(1,267)
TWD	80,289	USD	81,580	7/7/2023	CBK	-	(1,291)	(1,291)
TWD	80,289	USD	81,564	7/7/2023	CBK	-	(1,275)	(1,275)
INR	91,417	USD	90,798	7/7/2023	CBK	619	-	619
INR	91,417	USD	90,799	7/7/2023	CBK	618	-	618
INR	91,417	USD	90,803	7/7/2023	CBK	614	-	614
INR	91,417	USD	90,810	7/7/2023	CBK	607	-	607
INR	91,417	USD	90,998	7/7/2023	CBK	419	-	419
INR	91,417	USD	90,959	7/7/2023	CBK	458	-	458
INR	91,417	USD	91,156	7/7/2023	CBK	261	-	261
INR	91,417	USD	91,221	7/7/2023	CBK	196	-	196
INR	91,417	USD	91,192	7/7/2023	CBK	225	-	225
INR	91,417	USD	91,087	7/7/2023	CBK	330	-	330
INR	91,417	USD	91,065	7/7/2023	CBK	352	-	352
INR	91,417	USD	91,089	7/7/2023	CBK	328	-	328
INR	91,417	USD	90,993	7/7/2023	CBK	424	-	424
INR	91,417	USD	90,997	7/7/2023	CBK	420	-	420
INR	91,417	USD	90,990	7/7/2023	CBK	427	-	427
INR	91,417	USD	90,995	7/7/2023	CBK	422	-	422
INR	91,417	USD	90,973	7/7/2023	CBK	444	-	444
INR	91,417	USD	90,978	7/7/2023	CBK	439	-	439
INR	91,417	USD	91,171	7/7/2023	CBK	246	-	246
INR	91,417	USD	91,267	7/7/2023	CBK	150	-	150
INR	91,417	USD	91,287	7/7/2023	CBK	130	-	130
INR	91,417	USD	91,290	7/7/2023	CBK	127	-	127
INR	91,417	USD	91,341	7/7/2023	CBK	76	-	76
INR	91,417	USD	90,968	7/7/2023	CBK	449	-	449
INR	91,417	USD	90,958	7/7/2023	CBK	459	-	459
INR	91,417	USD	91,003	7/7/2023	CBK	414	-	414
INR	91,417	USD	90,991	7/7/2023	CBK	426	-	426
INR	91,417	USD	91,388	7/7/2023	CBK	29	-	29
INR	121,889	USD	121,099	7/7/2023	CBK	790	-	790
INR	121,889	USD	121,326	7/7/2023	CBK	563	-	563
INR	121,889	USD	121,298	7/7/2023	CBK	591	-	591
INR	121,889	USD	121,261	7/7/2023	CBK	628	-	628
INR	121,889	USD	121,250	7/7/2023	CBK	639	-	639
INR	121,889	USD	121,248	7/7/2023	CBK	641	-	641
INR	121,889	USD	121,201	7/7/2023	CBK	688	-	688
INR	121,889	USD	121,222	7/7/2023	CBK	667	-	667
INR	121,889	USD	121,222	7/7/2023	CBK	667	-	667
INR	121,889	USD	121,571	7/7/2023	CBK	318	-	318
INR	121,889	USD	121,631	7/7/2023	CBK	258	-	258
INR	121,889	USD	121,628	7/7/2023	CBK	261	-	261
INR	121,889	USD	121,806	7/7/2023	CBK	83	-	83
INR	121,889	USD	121,418	7/7/2023	CBK	471	-	471
INR	121,889	USD	121,422	7/7/2023	CBK	467	-	467
INR	121,889	USD	121,447	7/7/2023	CBK	442	-	442
INR	121,889	USD	121,446	7/7/2023	CBK	443	-	443
INR	121,889	USD	121,445	7/7/2023	CBK	444	-	444
INR	121,889	USD	121,455	7/7/2023	CBK	434	-	434
INR	121,889	USD	121,337	7/7/2023	CBK	552	-	552
INR	121,889	USD	121,327	7/7/2023	CBK	562	-	562
INR	121,889	USD	121,327	7/7/2023	CBK	562	-	562
INR	121,889	USD	121,322	7/7/2023	CBK	567	-	567
INR	121,889	USD	121,685	7/7/2023	CBK	204	-	204
INR	121,889	USD	121,696	7/7/2023	CBK	193	-	193
INR	121,889	USD	121,611	7/7/2023	CBK	278	-	278
INR	121,889	USD	121,620	7/7/2023	CBK	269	-	269
INR	121,889	USD	121,639	7/7/2023	CBK	250	-	250

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
INR	121,889	USD	121,202	7/7/2023	CBK	$687	$-	$687
INR	121,889	USD	121,127	7/7/2023	CBK	762	-	762
INR	121,889	USD	121,252	7/7/2023	CBK	637	-	637
INR	121,889	USD	121,641	7/7/2023	CBK	248	-	248
INR	121,889	USD	121,685	7/7/2023	CBK	204	-	204
INR	121,889	USD	121,623	7/7/2023	CBK	266	-	266
INR	121,889	USD	121,573	7/7/2023	CBK	316	-	316
INR	121,889	USD	121,644	7/7/2023	CBK	245	-	245
INR	121,889	USD	121,208	7/7/2023	CBK	681	-	681
INR	121,889	USD	121,289	7/7/2023	CBK	600	-	600
INR	121,889	USD	121,289	7/7/2023	CBK	600	-	600
INR	121,889	USD	121,327	7/7/2023	CBK	562	-	562
INR	121,889	USD	121,798	7/7/2023	CBK	91	-	91
INR	121,889	USD	121,815	7/7/2023	CBK	74	-	74
INR	121,889	USD	121,849	7/7/2023	CBK	40	-	40
INR	121,889	USD	121,834	7/7/2023	CBK	55	-	55
INR	121,889	USD	121,734	7/7/2023	CBK	155	-	155
INR	152,361	USD	151,359	7/7/2023	CBK	1,002	-	1,002
INR	152,361	USD	151,334	7/7/2023	CBK	1,027	-	1,027
INR	152,361	USD	151,355	7/7/2023	CBK	1,006	-	1,006
INR	152,361	USD	151,574	7/7/2023	CBK	787	-	787
INR	152,361	USD	151,451	7/7/2023	CBK	910	-	910
INR	152,361	USD	151,497	7/7/2023	CBK	864	-	864
INR	152,361	USD	151,539	7/7/2023	CBK	822	-	822
INR	152,361	USD	151,532	7/7/2023	CBK	829	-	829
INR	152,361	USD	151,929	7/7/2023	CBK	432	-	432
INR	152,361	USD	151,997	7/7/2023	CBK	364	-	364
INR	152,361	USD	152,253	7/7/2023	CBK	108	-	108
INR	152,361	USD	151,786	7/7/2023	CBK	575	-	575
INR	152,361	USD	151,820	7/7/2023	CBK	541	-	541
INR	152,361	USD	151,782	7/7/2023	CBK	579	-	579
INR	152,361	USD	151,789	7/7/2023	CBK	572	-	572
INR	152,361	USD	151,797	7/7/2023	CBK	564	-	564
INR	152,361	USD	151,813	7/7/2023	CBK	548	-	548
INR	152,361	USD	151,642	7/7/2023	CBK	719	-	719
INR	152,361	USD	151,641	7/7/2023	CBK	720	-	720
INR	152,361	USD	151,621	7/7/2023	CBK	740	-	740
INR	152,361	USD	151,531	7/7/2023	CBK	830	-	830
INR	152,361	USD	151,581	7/7/2023	CBK	780	-	780
INR	152,361	USD	151,823	7/7/2023	CBK	538	-	538
INR	152,361	USD	151,778	7/7/2023	CBK	583	-	583
INR	152,361	USD	151,988	7/7/2023	CBK	373	-	373
INR	152,361	USD	152,025	7/7/2023	CBK	336	-	336
INR	152,361	USD	152,103	7/7/2023	CBK	258	-	258
INR	152,361	USD	152,253	7/7/2023	CBK	108	-	108
INR	152,361	USD	151,506	7/7/2023	CBK	855	-	855
INR	152,361	USD	151,515	7/7/2023	CBK	846	-	846
INR	152,361	USD	151,506	7/7/2023	CBK	855	-	855
INR	152,361	USD	151,497	7/7/2023	CBK	864	-	864
INR	152,361	USD	151,999	7/7/2023	CBK	362	-	362
INR	152,361	USD	151,969	7/7/2023	CBK	392	-	392
INR	152,361	USD	151,600	7/7/2023	CBK	761	-	761
INR	152,361	USD	151,633	7/7/2023	CBK	728	-	728
INR	152,361	USD	151,620	7/7/2023	CBK	741	-	741
INR	152,361	USD	151,670	7/7/2023	CBK	691	-	691
INR	152,361	USD	151,633	7/7/2023	CBK	728	-	728
INR	152,361	USD	151,622	7/7/2023	CBK	739	-	739
INR	152,361	USD	151,670	7/7/2023	CBK	691	-	691
INR	152,361	USD	151,655	7/7/2023	CBK	706	-	706

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
INR	152,361	USD	151,545	7/7/2023	CBK	$816	$-	$816
INR	152,361	USD	151,549	7/7/2023	CBK	812	-	812
INR	152,361	USD	152,007	7/7/2023	CBK	354	-	354
TWD	160,578	USD	163,202	7/7/2023	CBK	-	(2,624)	(2,624)
TWD	160,578	USD	163,133	7/7/2023	CBK	-	(2,555)	(2,555)
INR	182,833	USD	181,585	7/7/2023	CBK	1,248	-	1,248
INR	182,833	USD	181,604	7/7/2023	CBK	1,229	-	1,229
INR	182,833	USD	181,994	7/7/2023	CBK	839	-	839
INR	182,833	USD	181,897	7/7/2023	CBK	936	-	936
INR	182,833	USD	181,806	7/7/2023	CBK	1,027	-	1,027
INR	182,833	USD	181,761	7/7/2023	CBK	1,072	-	1,072
INR	182,833	USD	181,820	7/7/2023	CBK	1,013	-	1,013
INR	182,833	USD	182,138	7/7/2023	CBK	695	-	695
INR	182,833	USD	182,129	7/7/2023	CBK	704	-	704
INR	182,833	USD	181,994	7/7/2023	CBK	839	-	839
INR	182,833	USD	181,985	7/7/2023	CBK	848	-	848
INR	182,833	USD	181,787	7/7/2023	CBK	1,046	-	1,046
INR	182,833	USD	182,362	7/7/2023	CBK	471	-	471
INR	182,833	USD	182,719	7/7/2023	CBK	114	-	114
INR	182,833	USD	181,743	7/7/2023	CBK	1,090	-	1,090
INR	182,833	USD	181,931	7/7/2023	CBK	902	-	902
INR	182,833	USD	181,994	7/7/2023	CBK	839	-	839
INR	182,833	USD	181,574	7/7/2023	CBK	1,259	-	1,259
INR	182,833	USD	181,970	7/7/2023	CBK	863	-	863
INR	182,833	USD	181,960	7/7/2023	CBK	873	-	873
INR	182,833	USD	181,948	7/7/2023	CBK	885	-	885
INR	182,833	USD	182,364	7/7/2023	CBK	469	-	469
INR	182,833	USD	182,725	7/7/2023	CBK	108	-	108
INR	182,833	USD	182,428	7/7/2023	CBK	405	-	405
INR	213,306	USD	211,873	7/7/2023	CBK	1,433	-	1,433
INR	213,306	USD	211,839	7/7/2023	CBK	1,467	-	1,467
INR	213,306	USD	211,893	7/7/2023	CBK	1,413	-	1,413
INR	213,306	USD	212,276	7/7/2023	CBK	1,030	-	1,030
INR	213,306	USD	212,191	7/7/2023	CBK	1,115	-	1,115
INR	213,306	USD	212,129	7/7/2023	CBK	1,177	-	1,177
INR	213,306	USD	212,140	7/7/2023	CBK	1,166	-	1,166
INR	213,306	USD	212,099	7/7/2023	CBK	1,207	-	1,207
INR	213,306	USD	212,734	7/7/2023	CBK	572	-	572
INR	213,306	USD	212,799	7/7/2023	CBK	507	-	507
INR	213,306	USD	212,833	7/7/2023	CBK	473	-	473
INR	213,306	USD	212,463	7/7/2023	CBK	843	-	843
INR	213,306	USD	212,539	7/7/2023	CBK	767	-	767
INR	213,306	USD	212,498	7/7/2023	CBK	808	-	808
INR	213,306	USD	212,504	7/7/2023	CBK	802	-	802
INR	213,306	USD	212,507	7/7/2023	CBK	799	-	799
INR	213,306	USD	212,852	7/7/2023	CBK	454	-	454
INR	213,306	USD	212,006	7/7/2023	CBK	1,300	-	1,300
INR	213,306	USD	211,983	7/7/2023	CBK	1,323	-	1,323
INR	213,306	USD	212,047	7/7/2023	CBK	1,259	-	1,259
INR	213,306	USD	212,807	7/7/2023	CBK	499	-	499
INR	213,306	USD	212,792	7/7/2023	CBK	514	-	514
INR	213,306	USD	212,216	7/7/2023	CBK	1,090	-	1,090
INR	213,306	USD	212,204	7/7/2023	CBK	1,102	-	1,102
INR	213,306	USD	212,325	7/7/2023	CBK	981	-	981
INR	213,306	USD	212,286	7/7/2023	CBK	1,020	-	1,020
INR	213,306	USD	212,294	7/7/2023	CBK	1,012	-	1,012
INR	213,306	USD	212,302	7/7/2023	CBK	1,004	-	1,004
INR	213,306	USD	212,168	7/7/2023	CBK	1,138	-	1,138
INR	213,306	USD	212,271	7/7/2023	CBK	1,035	-	1,035

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
INR	213,306	USD	212,818	7/7/2023	CBK	$488	$-	$488
TWD	240,866	USD	244,554	7/7/2023	CBK	-	(3,688)	(3,688)
INR	243,778	USD	242,163	7/7/2023	CBK	1,615	-	1,615
INR	243,778	USD	242,165	7/7/2023	CBK	1,613	-	1,613
INR	243,778	USD	242,169	7/7/2023	CBK	1,609	-	1,609
INR	243,778	USD	242,134	7/7/2023	CBK	1,644	-	1,644
INR	243,778	USD	242,660	7/7/2023	CBK	1,118	-	1,118
INR	243,778	USD	242,555	7/7/2023	CBK	1,223	-	1,223
INR	243,778	USD	242,457	7/7/2023	CBK	1,321	-	1,321
INR	243,778	USD	242,425	7/7/2023	CBK	1,353	-	1,353
INR	243,778	USD	243,213	7/7/2023	CBK	565	-	565
INR	243,778	USD	242,831	7/7/2023	CBK	947	-	947
INR	243,778	USD	242,831	7/7/2023	CBK	947	-	947
INR	243,778	USD	242,930	7/7/2023	CBK	848	-	848
INR	243,778	USD	242,413	7/7/2023	CBK	1,365	-	1,365
INR	243,778	USD	242,876	7/7/2023	CBK	902	-	902
INR	243,778	USD	243,315	7/7/2023	CBK	463	-	463
INR	243,778	USD	243,220	7/7/2023	CBK	558	-	558
INR	243,778	USD	242,395	7/7/2023	CBK	1,383	-	1,383
INR	243,778	USD	243,114	7/7/2023	CBK	664	-	664
INR	243,778	USD	242,653	7/7/2023	CBK	1,125	-	1,125
INR	243,778	USD	242,701	7/7/2023	CBK	1,077	-	1,077
INR	243,778	USD	242,066	7/7/2023	CBK	1,712	-	1,712
INR	243,778	USD	241,964	7/7/2023	CBK	1,814	-	1,814
INR	243,778	USD	241,963	7/7/2023	CBK	1,815	-	1,815
INR	243,778	USD	241,949	7/7/2023	CBK	1,829	-	1,829
INR	243,778	USD	242,451	7/7/2023	CBK	1,327	-	1,327
INR	243,778	USD	242,430	7/7/2023	CBK	1,348	-	1,348
INR	243,778	USD	242,413	7/7/2023	CBK	1,365	-	1,365
INR	274,250	USD	272,964	7/7/2023	CBK	1,286	-	1,286
INR	274,250	USD	272,870	7/7/2023	CBK	1,380	-	1,380
INR	274,250	USD	272,915	7/7/2023	CBK	1,335	-	1,335
INR	274,250	USD	272,572	7/7/2023	CBK	1,678	-	1,678
INR	274,250	USD	272,757	7/7/2023	CBK	1,493	-	1,493
INR	274,250	USD	273,638	7/7/2023	CBK	612	-	612
INR	274,250	USD	273,247	7/7/2023	CBK	1,003	-	1,003
INR	274,250	USD	273,563	7/7/2023	CBK	687	-	687
INR	274,250	USD	272,698	7/7/2023	CBK	1,552	-	1,552
INR	274,250	USD	272,767	7/7/2023	CBK	1,483	-	1,483
INR	274,250	USD	272,377	7/7/2023	CBK	1,873	-	1,873
INR	274,250	USD	272,782	7/7/2023	CBK	1,468	-	1,468
INR	274,250	USD	273,446	7/7/2023	CBK	804	-	804
INR	274,250	USD	272,972	7/7/2023	CBK	1,278	-	1,278
INR	274,250	USD	272,942	7/7/2023	CBK	1,308	-	1,308
INR	274,250	USD	272,949	7/7/2023	CBK	1,301	-	1,301
INR	274,250	USD	272,996	7/7/2023	CBK	1,254	-	1,254
INR	274,250	USD	272,741	7/7/2023	CBK	1,509	-	1,509
INR	274,250	USD	273,609	7/7/2023	CBK	641	-	641
INR	304,722	USD	304,061	7/7/2023	CBK	661	-	661
INR	304,722	USD	304,064	7/7/2023	CBK	658	-	658
INR	304,722	USD	303,630	7/7/2023	CBK	1,092	-	1,092
INR	304,722	USD	303,521	7/7/2023	CBK	1,201	-	1,201
INR	304,722	USD	302,645	7/7/2023	CBK	2,077	-	2,077
INR	304,722	USD	303,008	7/7/2023	CBK	1,714	-	1,714
INR	335,194	USD	333,241	7/7/2023	CBK	1,953	-	1,953
INR	335,194	USD	334,479	7/7/2023	CBK	715	-	715
INR	335,194	USD	333,076	7/7/2023	CBK	2,118	-	2,118
INR	335,194	USD	333,253	7/7/2023	CBK	1,941	-	1,941
INR	365,667	USD	363,694	7/7/2023	CBK	1,973	-	1,973

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
INR	365,667	USD	363,594	7/7/2023	CBK	$2,073	$-	$2,073
INR	365,667	USD	362,800	7/7/2023	CBK	2,867	-	2,867
INR	365,667	USD	363,139	7/7/2023	CBK	2,528	-	2,528
INR	365,667	USD	363,016	7/7/2023	CBK	2,651	-	2,651
INR	365,667	USD	363,610	7/7/2023	CBK	2,057	-	2,057
INR	396,139	USD	393,601	7/7/2023	CBK	2,538	-	2,538
INR	457,083	USD	454,565	7/7/2023	CBK	2,518	-	2,518
INR	457,083	USD	453,946	7/7/2023	CBK	3,137	-	3,137
INR	457,083	USD	453,523	7/7/2023	CBK	3,560	-	3,560
TWD	481,733	USD	488,871	7/7/2023	CBK	-	(7,138)	(7,138)
INR	487,555	USD	484,848	7/7/2023	CBK	2,707	-	2,707
INR	487,555	USD	483,917	7/7/2023	CBK	3,638	-	3,638
INR	518,028	USD	514,321	7/7/2023	CBK	3,707	-	3,707
INR	543,720	USD	540,247	7/7/2023	CBK	3,473	-	3,473
INR	548,500	USD	544,149	7/7/2023	CBK	4,351	-	4,351
TWD	562,021	USD	570,664	7/7/2023	CBK	-	(8,643)	(8,643)
TWD	562,021	USD	570,469	7/7/2023	CBK	-	(8,448)	(8,448)
TWD	562,021	USD	570,274	7/7/2023	CBK	-	(8,253)	(8,253)
TWD	562,021	USD	570,367	7/7/2023	CBK	-	(8,346)	(8,346)
INR	609,444	USD	604,858	7/7/2023	CBK	4,586	-	4,586
INR	639,916	USD	634,966	7/7/2023	CBK	4,950	-	4,950
TWD	642,310	USD	653,734	7/7/2023	CBK	-	(11,424)	(11,424)
INR	792,278	USD	787,030	7/7/2023	CBK	5,248	-	5,248
INR	822,750	USD	817,865	7/7/2023	CBK	4,885	-	4,885
INR	853,222	USD	847,421	7/7/2023	CBK	5,801	-	5,801
INR	883,694	USD	878,522	7/7/2023	CBK	5,172	-	5,172
INR	883,694	USD	877,851	7/7/2023	CBK	5,843	-	5,843
INR	1,040,835	USD	1,034,448	7/7/2023	CBK	6,387	-	6,387
INR	1,240,654	USD	1,239,833	7/7/2023	CBK	821	-	821
INR	1,472,824	USD	1,466,086	7/7/2023	CBK	6,738	-	6,738
INR	1,564,240	USD	1,557,349	7/7/2023	CBK	6,891	-	6,891
INR	1,675,972	USD	1,665,355	7/7/2023	CBK	10,617	-	10,617
INR	1,726,759	USD	1,719,006	7/7/2023	CBK	7,753	-	7,753
INR	1,958,928	USD	1,957,665	7/7/2023	CBK	1,263	-	1,263
INR	2,183,842	USD	2,175,229	7/7/2023	CBK	8,613	-	8,613
TWD	2,569,240	USD	2,610,114	7/7/2023	CBK	-	(40,874)	(40,874)
INR	2,833,916	USD	2,829,838	7/7/2023	CBK	4,078	-	4,078
INR	2,986,277	USD	2,984,566	7/7/2023	CBK	1,711	-	1,711
INR	3,169,110	USD	3,149,122	7/7/2023	CBK	19,988	-	19,988
INR	3,717,610	USD	3,701,713	7/7/2023	CBK	15,897	-	15,897
INR	3,961,387	USD	3,943,619	7/7/2023	CBK	17,768	-	17,768
INR	41,807,873	USD	41,625,759	7/7/2023	CBK	182,114	-	182,114
TWD	96,346,495	USD	96,805,109	7/7/2023	CBK	-	(458,614)	(458,614)
USD	95,487,519	TWD	93,616,678	7/7/2023	CBK	1,870,841	-	1,870,841
USD	33,684,916	INR	33,671,792	7/7/2023	CBK	13,124	-	13,124
USD	6,659,161	INR	6,734,358	7/7/2023	CBK	-	(75,197)	(75,197)
USD	5,604,570	INR	5,667,831	7/7/2023	CBK	-	(63,261)	(63,261)
USD	5,425,347	INR	5,484,998	7/7/2023	CBK	-	(59,651)	(59,651)
USD	3,555,935	INR	3,595,721	7/7/2023	CBK	-	(39,786)	(39,786)
USD	2,983,024	INR	3,016,749	7/7/2023	CBK	-	(33,725)	(33,725)
USD	2,862,515	INR	2,894,860	7/7/2023	CBK	-	(32,345)	(32,345)
USD	2,812,367	INR	2,844,073	7/7/2023	CBK	-	(31,706)	(31,706)
USD	2,801,847	INR	2,833,916	7/7/2023	CBK	-	(32,069)	(32,069)
USD	2,499,394	INR	2,527,977	7/7/2023	CBK	-	(28,583)	(28,583)
USD	2,268,351	INR	2,294,140	7/7/2023	CBK	-	(25,789)	(25,789)
USD	2,268,296	INR	2,294,140	7/7/2023	CBK	-	(25,844)	(25,844)
USD	2,211,916	INR	2,237,495	7/7/2023	CBK	-	(25,579)	(25,579)
USD	2,190,757	INR	2,215,530	7/7/2023	CBK	-	(24,773)	(24,773)
USD	2,044,866	INR	2,068,114	7/7/2023	CBK	-	(23,248)	(23,248)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	2,015,150	INR	2,038,141	7/7/2023	CBK	$-	$(22,991)	$(22,991)
USD	1,929,726	INR	1,950,221	7/7/2023	CBK	-	(20,495)	(20,495)
USD	1,893,257	INR	1,914,671	7/7/2023	CBK	-	(21,414)	(21,414)
USD	1,893,163	INR	1,914,670	7/7/2023	CBK	-	(21,507)	(21,507)
USD	1,877,896	INR	1,899,434	7/7/2023	CBK	-	(21,538)	(21,538)
USD	1,688,273	INR	1,706,444	7/7/2023	CBK	-	(18,171)	(18,171)
USD	1,500,075	INR	1,516,839	7/7/2023	CBK	-	(16,764)	(16,764)
USD	1,363,257	INR	1,378,743	7/7/2023	CBK	-	(15,486)	(15,486)
USD	1,221,433	TWD	1,204,331	7/7/2023	CBK	17,102	-	17,102
USD	1,145,614	INR	1,157,944	7/7/2023	CBK	-	(12,330)	(12,330)
USD	1,145,449	INR	1,157,944	7/7/2023	CBK	-	(12,495)	(12,495)
USD	1,056,092	INR	1,066,527	7/7/2023	CBK	-	(10,435)	(10,435)
USD	1,055,659	INR	1,066,527	7/7/2023	CBK	-	(10,868)	(10,868)
USD	1,025,770	INR	1,036,055	7/7/2023	CBK	-	(10,285)	(10,285)
USD	976,804	TWD	963,465	7/7/2023	CBK	13,339	-	13,339
USD	910,583	INR	920,938	7/7/2023	CBK	-	(10,355)	(10,355)
USD	896,183	TWD	883,176	7/7/2023	CBK	13,007	-	13,007
USD	844,030	INR	853,222	7/7/2023	CBK	-	(9,192)	(9,192)
USD	815,722	TWD	802,887	7/7/2023	CBK	12,835	-	12,835
USD	724,412	INR	731,333	7/7/2023	CBK	-	(6,921)	(6,921)
USD	732,527	TWD	722,599	7/7/2023	CBK	9,928	-	9,928
USD	734,071	TWD	722,599	7/7/2023	CBK	11,472	-	11,472
USD	693,384	INR	700,861	7/7/2023	CBK	-	(7,477)	(7,477)
USD	692,841	INR	700,861	7/7/2023	CBK	-	(8,020)	(8,020)
USD	693,635	INR	700,861	7/7/2023	CBK	-	(7,226)	(7,226)
USD	663,693	INR	670,389	7/7/2023	CBK	-	(6,696)	(6,696)
USD	663,577	INR	670,389	7/7/2023	CBK	-	(6,812)	(6,812)
USD	663,360	INR	670,389	7/7/2023	CBK	-	(7,029)	(7,029)
USD	652,620	TWD	642,310	7/7/2023	CBK	10,310	-	10,310
USD	633,154	INR	639,916	7/7/2023	CBK	-	(6,762)	(6,762)
USD	632,537	INR	639,916	7/7/2023	CBK	-	(7,379)	(7,379)
USD	602,586	INR	609,444	7/7/2023	CBK	-	(6,858)	(6,858)
USD	572,454	INR	578,972	7/7/2023	CBK	-	(6,518)	(6,518)
USD	572,446	INR	578,972	7/7/2023	CBK	-	(6,526)	(6,526)
USD	569,230	TWD	562,021	7/7/2023	CBK	7,209	-	7,209
USD	570,802	TWD	562,021	7/7/2023	CBK	8,781	-	8,781
USD	543,097	INR	548,500	7/7/2023	CBK	-	(5,403)	(5,403)
USD	543,377	INR	548,500	7/7/2023	CBK	-	(5,123)	(5,123)
USD	512,852	INR	518,028	7/7/2023	CBK	-	(5,176)	(5,176)
USD	512,672	INR	518,028	7/7/2023	CBK	-	(5,356)	(5,356)
USD	512,249	INR	518,028	7/7/2023	CBK	-	(5,779)	(5,779)
USD	512,505	INR	518,028	7/7/2023	CBK	-	(5,523)	(5,523)
USD	482,618	INR	487,555	7/7/2023	CBK	-	(4,937)	(4,937)
USD	482,149	INR	487,555	7/7/2023	CBK	-	(5,406)	(5,406)
USD	452,449	INR	457,083	7/7/2023	CBK	-	(4,634)	(4,634)
USD	452,406	INR	457,083	7/7/2023	CBK	-	(4,677)	(4,677)
USD	451,905	INR	457,083	7/7/2023	CBK	-	(5,178)	(5,178)
USD	452,164	INR	457,083	7/7/2023	CBK	-	(4,919)	(4,919)
USD	421,706	INR	426,611	7/7/2023	CBK	-	(4,905)	(4,905)
USD	422,522	INR	426,611	7/7/2023	CBK	-	(4,089)	(4,089)
USD	391,710	INR	396,139	7/7/2023	CBK	-	(4,429)	(4,429)
USD	391,672	INR	396,139	7/7/2023	CBK	-	(4,467)	(4,467)
USD	361,973	INR	365,666	7/7/2023	CBK	-	(3,693)	(3,693)
USD	331,438	INR	335,194	7/7/2023	CBK	-	(3,756)	(3,756)
USD	331,381	INR	335,194	7/7/2023	CBK	-	(3,813)	(3,813)
USD	331,490	INR	335,194	7/7/2023	CBK	-	(3,704)	(3,704)
USD	325,341	TWD	321,155	7/7/2023	CBK	4,186	-	4,186
USD	325,545	TWD	321,155	7/7/2023	CBK	4,390	-	4,390
USD	326,275	TWD	321,155	7/7/2023	CBK	5,120	-	5,120

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	326,161	TWD	321,155	7/7/2023	CBK	$5,006	$-	$5,006
USD	301,697	INR	304,722	7/7/2023	CBK	-	(3,025)	(3,025)
USD	301,758	INR	304,722	7/7/2023	CBK	-	(2,964)	(2,964)
USD	301,676	INR	304,722	7/7/2023	CBK	-	(3,046)	(3,046)
USD	301,537	INR	304,722	7/7/2023	CBK	-	(3,185)	(3,185)
USD	271,451	INR	274,250	7/7/2023	CBK	-	(2,799)	(2,799)
USD	271,181	INR	274,250	7/7/2023	CBK	-	(3,069)	(3,069)
USD	241,412	INR	243,778	7/7/2023	CBK	-	(2,366)	(2,366)
USD	241,435	INR	243,778	7/7/2023	CBK	-	(2,343)	(2,343)
USD	240,961	INR	243,778	7/7/2023	CBK	-	(2,817)	(2,817)
USD	244,610	TWD	240,866	7/7/2023	CBK	3,744	-	3,744
USD	244,687	TWD	240,866	7/7/2023	CBK	3,821	-	3,821
USD	244,546	TWD	240,866	7/7/2023	CBK	3,680	-	3,680
USD	211,099	INR	213,305	7/7/2023	CBK	-	(2,206)	(2,206)
USD	210,932	INR	213,305	7/7/2023	CBK	-	(2,373)	(2,373)
USD	211,047	INR	213,305	7/7/2023	CBK	-	(2,258)	(2,258)
USD	211,035	INR	213,305	7/7/2023	CBK	-	(2,270)	(2,270)
USD	181,072	INR	182,833	7/7/2023	CBK	-	(1,761)	(1,761)
USD	181,024	INR	182,833	7/7/2023	CBK	-	(1,809)	(1,809)
USD	162,966	TWD	160,577	7/7/2023	CBK	2,389	-	2,389
USD	120,535	INR	121,889	7/7/2023	CBK	-	(1,354)	(1,354)
USD	120,518	INR	121,889	7/7/2023	CBK	-	(1,371)	(1,371)
USD	120,537	INR	121,889	7/7/2023	CBK	-	(1,352)	(1,352)
USD	120,524	INR	121,889	7/7/2023	CBK	-	(1,365)	(1,365)
USD	120,504	INR	121,889	7/7/2023	CBK	-	(1,385)	(1,385)
USD	120,533	INR	121,889	7/7/2023	CBK	-	(1,356)	(1,356)
USD	120,519	INR	121,889	7/7/2023	CBK	-	(1,370)	(1,370)
USD	120,526	INR	121,889	7/7/2023	CBK	-	(1,363)	(1,363)
USD	120,544	INR	121,889	7/7/2023	CBK	-	(1,345)	(1,345)
USD	120,504	INR	121,889	7/7/2023	CBK	-	(1,385)	(1,385)
USD	120,494	INR	121,889	7/7/2023	CBK	-	(1,395)	(1,395)
USD	120,531	INR	121,889	7/7/2023	CBK	-	(1,358)	(1,358)
USD	120,534	INR	121,889	7/7/2023	CBK	-	(1,355)	(1,355)
USD	90,398	INR	91,417	7/7/2023	CBK	-	(1,019)	(1,019)
USD	90,423	INR	91,417	7/7/2023	CBK	-	(994)	(994)
USD	90,405	INR	91,417	7/7/2023	CBK	-	(1,012)	(1,012)
USD	90,402	INR	91,417	7/7/2023	CBK	-	(1,015)	(1,015)
USD	90,390	INR	91,417	7/7/2023	CBK	-	(1,027)	(1,027)
USD	90,392	INR	91,417	7/7/2023	CBK	-	(1,025)	(1,025)
USD	90,380	INR	91,417	7/7/2023	CBK	-	(1,037)	(1,037)
USD	90,380	INR	91,417	7/7/2023	CBK	-	(1,037)	(1,037)
USD	90,401	INR	91,417	7/7/2023	CBK	-	(1,016)	(1,016)
USD	90,379	INR	91,417	7/7/2023	CBK	-	(1,038)	(1,038)
USD	90,398	INR	91,417	7/7/2023	CBK	-	(1,019)	(1,019)
USD	90,412	INR	91,417	7/7/2023	CBK	-	(1,005)	(1,005)
USD	90,388	INR	91,417	7/7/2023	CBK	-	(1,029)	(1,029)
USD	81,393	TWD	80,289	7/7/2023	CBK	1,104	-	1,104
USD	81,380	TWD	80,289	7/7/2023	CBK	1,091	-	1,091
USD	81,780	TWD	80,289	7/7/2023	CBK	1,491	-	1,491
USD	81,957	TWD	80,289	7/7/2023	CBK	1,668	-	1,668
USD	60,381	INR	60,944	7/7/2023	CBK	-	(563)	(563)
USD	60,266	INR	60,944	7/7/2023	CBK	-	(678)	(678)
USD	60,271	INR	60,944	7/7/2023	CBK	-	(673)	(673)
USD	60,276	INR	60,944	7/7/2023	CBK	-	(668)	(668)
USD	60,267	INR	60,944	7/7/2023	CBK	-	(677)	(677)
USD	60,256	INR	60,944	7/7/2023	CBK	-	(688)	(688)
USD	60,266	INR	60,944	7/7/2023	CBK	-	(678)	(678)
USD	60,272	INR	60,944	7/7/2023	CBK	-	(672)	(672)
USD	30,237	INR	30,472	7/7/2023	CBK	-	(235)	(235)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	30,134	INR	30,472	7/7/2023	CBK	$-	$(338)	$(338)
USD	30,132	INR	30,472	7/7/2023	CBK	-	(340)	(340)
USD	30,130	INR	30,472	7/7/2023	CBK	-	(342)	(342)
USD	30,128	INR	30,472	7/7/2023	CBK	-	(344)	(344)
USD	30,135	INR	30,472	7/7/2023	CBK	-	(337)	(337)
TWD	2,171,142	USD	2,178,052	7/21/2023	CBK	-	(6,910)	(6,910)
USD	25,659,129	TWD	25,249,579	7/21/2023	CBK	409,550	-	409,550
INR	30,428	USD	30,428	8/18/2023	CBK	-	-	-
INR	30,428	USD	30,424	8/18/2023	CBK	4	-	4
INR	30,428	USD	30,427	8/18/2023	CBK	1	-	1
INR	30,428	USD	30,421	8/18/2023	CBK	7	-	7
INR	30,428	USD	30,423	8/18/2023	CBK	5	-	5
INR	30,428	USD	30,431	8/18/2023	CBK	-	(3)	(3)
INR	30,428	USD	30,430	8/18/2023	CBK	-	(2)	(2)
INR	30,428	USD	30,441	8/18/2023	CBK	-	(13)	(13)
INR	30,428	USD	30,427	8/18/2023	CBK	1	-	1
INR	30,428	USD	30,412	8/18/2023	CBK	16	-	16
INR	30,428	USD	30,406	8/18/2023	CBK	22	-	22
INR	30,428	USD	30,454	8/18/2023	CBK	-	(26)	(26)
INR	30,428	USD	30,461	8/18/2023	CBK	-	(33)	(33)
INR	30,428	USD	30,462	8/18/2023	CBK	-	(34)	(34)
INR	30,428	USD	30,461	8/18/2023	CBK	-	(33)	(33)
INR	30,428	USD	30,461	8/18/2023	CBK	-	(33)	(33)
INR	30,428	USD	30,459	8/18/2023	CBK	-	(31)	(31)
INR	30,428	USD	30,464	8/18/2023	CBK	-	(36)	(36)
INR	30,428	USD	30,455	8/18/2023	CBK	-	(27)	(27)
INR	30,428	USD	30,464	8/18/2023	CBK	-	(36)	(36)
INR	30,428	USD	30,428	8/18/2023	CBK	-	-	-
INR	30,428	USD	30,427	8/18/2023	CBK	1	-	1
INR	30,428	USD	30,429	8/18/2023	CBK	-	(1)	(1)
INR	30,428	USD	30,427	8/18/2023	CBK	1	-	1
INR	30,428	USD	30,427	8/18/2023	CBK	1	-	1
INR	30,428	USD	30,381	8/18/2023	CBK	47	-	47
INR	30,428	USD	30,379	8/18/2023	CBK	49	-	49
INR	30,428	USD	30,377	8/18/2023	CBK	51	-	51
INR	30,428	USD	30,398	8/18/2023	CBK	30	-	30
INR	30,428	USD	30,387	8/18/2023	CBK	41	-	41
INR	30,428	USD	30,395	8/18/2023	CBK	33	-	33
INR	30,428	USD	30,393	8/18/2023	CBK	35	-	35
INR	30,428	USD	30,462	8/18/2023	CBK	-	(34)	(34)
INR	30,428	USD	30,455	8/18/2023	CBK	-	(27)	(27)
INR	30,428	USD	30,460	8/18/2023	CBK	-	(32)	(32)
INR	30,428	USD	30,466	8/18/2023	CBK	-	(38)	(38)
INR	30,428	USD	30,387	8/18/2023	CBK	41	-	41
INR	30,428	USD	30,399	8/18/2023	CBK	29	-	29
INR	30,428	USD	30,409	8/18/2023	CBK	19	-	19
INR	30,428	USD	30,405	8/18/2023	CBK	23	-	23
INR	30,428	USD	30,409	8/18/2023	CBK	19	-	19
INR	30,428	USD	30,407	8/18/2023	CBK	21	-	21
INR	30,428	USD	30,407	8/18/2023	CBK	21	-	21
INR	30,428	USD	30,395	8/18/2023	CBK	33	-	33
INR	30,428	USD	30,408	8/18/2023	CBK	20	-	20
INR	30,428	USD	30,407	8/18/2023	CBK	21	-	21
INR	30,428	USD	30,410	8/18/2023	CBK	18	-	18
INR	30,428	USD	30,412	8/18/2023	CBK	16	-	16
INR	30,428	USD	30,410	8/18/2023	CBK	18	-	18
INR	30,428	USD	30,424	8/18/2023	CBK	4	-	4
INR	30,428	USD	30,429	8/18/2023	CBK	-	(1)	(1)
INR	30,428	USD	30,431	8/18/2023	CBK	-	(3)	(3)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
INR	30,428	USD	30,433	8/18/2023	CBK	$-	$(5)	$(5)
INR	60,856	USD	60,859	8/18/2023	CBK	-	(3)	(3)
INR	60,856	USD	60,856	8/18/2023	CBK	-	-	-
INR	60,856	USD	60,862	8/18/2023	CBK	-	(6)	(6)
INR	60,856	USD	60,852	8/18/2023	CBK	4	-	4
INR	60,856	USD	60,870	8/18/2023	CBK	-	(14)	(14)
INR	60,856	USD	60,844	8/18/2023	CBK	12	-	12
INR	60,856	USD	60,869	8/18/2023	CBK	-	(13)	(13)
INR	60,856	USD	60,855	8/18/2023	CBK	1	-	1
INR	60,856	USD	60,910	8/18/2023	CBK	-	(54)	(54)
INR	60,856	USD	60,911	8/18/2023	CBK	-	(55)	(55)
INR	60,856	USD	60,929	8/18/2023	CBK	-	(73)	(73)
INR	60,856	USD	60,914	8/18/2023	CBK	-	(58)	(58)
INR	60,856	USD	60,921	8/18/2023	CBK	-	(65)	(65)
INR	60,856	USD	60,924	8/18/2023	CBK	-	(68)	(68)
INR	60,856	USD	60,923	8/18/2023	CBK	-	(67)	(67)
INR	60,856	USD	60,923	8/18/2023	CBK	-	(67)	(67)
INR	60,856	USD	60,928	8/18/2023	CBK	-	(72)	(72)
INR	60,856	USD	60,926	8/18/2023	CBK	-	(70)	(70)
INR	60,856	USD	60,924	8/18/2023	CBK	-	(68)	(68)
INR	60,856	USD	60,919	8/18/2023	CBK	-	(63)	(63)
INR	60,856	USD	60,917	8/18/2023	CBK	-	(61)	(61)
INR	60,856	USD	60,782	8/18/2023	CBK	74	-	74
INR	60,856	USD	60,778	8/18/2023	CBK	78	-	78
INR	60,856	USD	60,771	8/18/2023	CBK	85	-	85
INR	60,856	USD	60,779	8/18/2023	CBK	77	-	77
INR	60,856	USD	60,794	8/18/2023	CBK	62	-	62
INR	60,856	USD	60,751	8/18/2023	CBK	105	-	105
INR	60,856	USD	60,782	8/18/2023	CBK	74	-	74
INR	60,856	USD	60,780	8/18/2023	CBK	76	-	76
INR	60,856	USD	60,772	8/18/2023	CBK	84	-	84
INR	60,856	USD	60,777	8/18/2023	CBK	79	-	79
INR	60,856	USD	60,794	8/18/2023	CBK	62	-	62
INR	60,856	USD	60,787	8/18/2023	CBK	69	-	69
INR	60,856	USD	60,793	8/18/2023	CBK	63	-	63
INR	60,856	USD	60,805	8/18/2023	CBK	51	-	51
INR	60,856	USD	60,784	8/18/2023	CBK	72	-	72
INR	60,856	USD	60,792	8/18/2023	CBK	64	-	64
INR	60,856	USD	60,789	8/18/2023	CBK	67	-	67
INR	60,856	USD	60,787	8/18/2023	CBK	69	-	69
INR	60,856	USD	60,784	8/18/2023	CBK	72	-	72
INR	60,856	USD	60,928	8/18/2023	CBK	-	(72)	(72)
INR	60,856	USD	60,921	8/18/2023	CBK	-	(65)	(65)
INR	60,856	USD	60,920	8/18/2023	CBK	-	(64)	(64)
INR	60,856	USD	60,921	8/18/2023	CBK	-	(65)	(65)
INR	60,856	USD	60,930	8/18/2023	CBK	-	(74)	(74)
INR	60,856	USD	60,915	8/18/2023	CBK	-	(59)	(59)
INR	60,856	USD	60,908	8/18/2023	CBK	-	(52)	(52)
INR	60,856	USD	60,804	8/18/2023	CBK	52	-	52
INR	60,856	USD	60,778	8/18/2023	CBK	78	-	78
INR	60,856	USD	60,783	8/18/2023	CBK	73	-	73
INR	60,856	USD	60,786	8/18/2023	CBK	70	-	70
INR	60,856	USD	60,798	8/18/2023	CBK	58	-	58
INR	60,856	USD	60,817	8/18/2023	CBK	39	-	39
INR	60,856	USD	60,806	8/18/2023	CBK	50	-	50
INR	60,856	USD	60,817	8/18/2023	CBK	39	-	39
INR	60,856	USD	60,815	8/18/2023	CBK	41	-	41
INR	60,856	USD	60,814	8/18/2023	CBK	42	-	42
INR	60,856	USD	60,811	8/18/2023	CBK	45	-	45

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
INR	60,856	USD	60,820	8/18/2023	CBK	$36	$-	$36
INR	60,856	USD	60,862	8/18/2023	CBK	-	(6)	(6)
INR	91,284	USD	91,361	8/18/2023	CBK	-	(77)	(77)
INR	91,284	USD	91,388	8/18/2023	CBK	-	(104)	(104)
INR	91,284	USD	91,395	8/18/2023	CBK	-	(111)	(111)
INR	91,284	USD	91,400	8/18/2023	CBK	-	(116)	(116)
INR	91,284	USD	91,181	8/18/2023	CBK	103	-	103
INR	91,284	USD	91,193	8/18/2023	CBK	91	-	91
INR	91,284	USD	91,109	8/18/2023	CBK	175	-	175
INR	91,284	USD	91,123	8/18/2023	CBK	161	-	161
INR	91,284	USD	91,137	8/18/2023	CBK	147	-	147
INR	91,284	USD	91,196	8/18/2023	CBK	88	-	88
INR	91,284	USD	91,202	8/18/2023	CBK	82	-	82
INR	91,284	USD	91,392	8/18/2023	CBK	-	(108)	(108)
INR	91,284	USD	91,389	8/18/2023	CBK	-	(105)	(105)
INR	91,284	USD	91,372	8/18/2023	CBK	-	(88)	(88)
INR	91,284	USD	91,369	8/18/2023	CBK	-	(85)	(85)
INR	91,284	USD	91,148	8/18/2023	CBK	136	-	136
INR	91,284	USD	91,234	8/18/2023	CBK	50	-	50
INR	91,284	USD	91,224	8/18/2023	CBK	60	-	60
INR	121,712	USD	121,824	8/18/2023	CBK	-	(112)	(112)
INR	121,712	USD	121,807	8/18/2023	CBK	-	(95)	(95)
INR	121,712	USD	121,842	8/18/2023	CBK	-	(130)	(130)
INR	121,712	USD	121,559	8/18/2023	CBK	153	-	153
INR	121,712	USD	121,850	8/18/2023	CBK	-	(138)	(138)
INR	121,712	USD	121,845	8/18/2023	CBK	-	(133)	(133)
INR	121,712	USD	121,857	8/18/2023	CBK	-	(145)	(145)
INR	121,712	USD	121,829	8/18/2023	CBK	-	(117)	(117)
INR	121,712	USD	121,564	8/18/2023	CBK	148	-	148
INR	121,712	USD	121,563	8/18/2023	CBK	149	-	149
INR	152,140	USD	151,959	8/18/2023	CBK	181	-	181
INR	152,140	USD	151,959	8/18/2023	CBK	181	-	181
INR	152,140	USD	152,282	8/18/2023	CBK	-	(142)	(142)
INR	152,140	USD	152,289	8/18/2023	CBK	-	(149)	(149)
INR	152,140	USD	151,992	8/18/2023	CBK	148	-	148
INR	152,140	USD	151,917	8/18/2023	CBK	223	-	223
INR	1,064,982	USD	1,066,254	8/18/2023	CBK	-	(1,272)	(1,272)
INR	1,064,982	USD	1,064,295	8/18/2023	CBK	687	-	687
INR	1,196,183	USD	1,196,328	8/18/2023	CBK	-	(145)	(145)
INR	1,255,992	USD	1,256,267	8/18/2023	CBK	-	(275)	(275)
INR	1,337,767	USD	1,338,572	8/18/2023	CBK	-	(805)	(805)
INR	1,399,691	USD	1,401,528	8/18/2023	CBK	-	(1,837)	(1,837)
INR	1,704,978	USD	1,707,524	8/18/2023	CBK	-	(2,546)	(2,546)
INR	1,746,006	USD	1,746,807	8/18/2023	CBK	-	(801)	(801)
INR	1,840,898	USD	1,843,458	8/18/2023	CBK	-	(2,560)	(2,560)
INR	1,845,969	USD	1,846,796	8/18/2023	CBK	-	(827)	(827)
INR	1,935,790	USD	1,936,924	8/18/2023	CBK	-	(1,134)	(1,134)
INR	2,069,108	USD	2,071,594	8/18/2023	CBK	-	(2,486)	(2,486)
INR	2,129,965	USD	2,133,184	8/18/2023	CBK	-	(3,219)	(3,219)
INR	2,170,535	USD	2,171,449	8/18/2023	CBK	-	(914)	(914)
INR	2,183,034	USD	2,183,486	8/18/2023	CBK	-	(452)	(452)
INR	2,251,677	USD	2,252,603	8/18/2023	CBK	-	(926)	(926)
INR	2,286,715	USD	2,290,283	8/18/2023	CBK	-	(3,568)	(3,568)
INR	2,293,315	USD	2,295,382	8/18/2023	CBK	-	(2,067)	(2,067)
INR	2,378,922	USD	2,382,352	8/18/2023	CBK	-	(3,430)	(3,430)
INR	2,393,675	USD	2,396,855	8/18/2023	CBK	-	(3,180)	(3,180)
INR	2,434,245	USD	2,438,438	8/18/2023	CBK	-	(4,193)	(4,193)
INR	2,576,243	USD	2,578,314	8/18/2023	CBK	-	(2,071)	(2,071)
INR	2,723,312	USD	2,727,677	8/18/2023	CBK	-	(4,365)	(4,365)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
INR	3,452,580	USD	3,457,010	8/18/2023	CBK	$-	$(4,430)	$(4,430)
INR	3,641,359	USD	3,646,174	8/18/2023	CBK	-	(4,815)	(4,815)
INR	3,854,222	USD	3,856,193	8/18/2023	CBK	-	(1,971)	(1,971)
INR	4,498,149	USD	4,503,762	8/18/2023	CBK	-	(5,613)	(5,613)
INR	6,024,757	USD	6,027,764	8/18/2023	CBK	-	(3,007)	(3,007)
INR	7,150,595	USD	7,158,959	8/18/2023	CBK	-	(8,364)	(8,364)
INR	7,241,880	USD	7,250,793	8/18/2023	CBK	-	(8,913)	(8,913)
INR	9,645,697	USD	9,657,450	8/18/2023	CBK	-	(11,753)	(11,753)
USD	2,646,791	USD	2,647,242	8/18/2023	CBK	-	(451)	(451)
USD	30,451	INR	30,428	8/18/2023	CBK	23	-	23
USD	97,065,075	TWD	96,847,071	8/22/2023	CBK	218,004	-	218,004
USD	970,116	TWD	968,471	8/22/2023	CBK	1,645	-	1,645
USD	565,501	TWD	564,941	8/22/2023	CBK	560	-	560
USD	485,159	TWD	484,235	8/22/2023	CBK	924	-	924
USD	485,196	TWD	484,235	8/22/2023	CBK	961	-	961
USD	404,343	TWD	403,529	8/22/2023	CBK	814	-	814
USD	404,329	TWD	403,529	8/22/2023	CBK	800	-	800
USD	403,942	TWD	403,529	8/22/2023	CBK	413	-	413
USD	404,382	TWD	403,529	8/22/2023	CBK	853	-	853
USD	161,523	TWD	161,412	8/22/2023	CBK	111	-	111
USD	161,599	TWD	161,412	8/22/2023	CBK	187	-	187
USD	161,459	TWD	161,412	8/22/2023	CBK	47	-	47
USD	161,352	TWD	161,412	8/22/2023	CBK	-	(60)	(60)
USD	80,387	TWD	80,706	8/22/2023	CBK	-	(319)	(319)
USD	80,406	TWD	80,706	8/22/2023	CBK	-	(300)	(300)
INR	33,615,817	USD	33,630,377	8/24/2023	CBK	-	(14,560)	(14,560)
BRL	20,885	USD	20,265	7/5/2023	HUB	620	-	620
BRL	20,885	USD	20,278	7/5/2023	HUB	607	-	607
BRL	20,885	USD	20,226	7/5/2023	HUB	659	-	659
BRL	20,885	USD	20,248	7/5/2023	HUB	637	-	637
BRL	20,885	USD	20,255	7/5/2023	HUB	630	-	630
BRL	20,885	USD	20,281	7/5/2023	HUB	604	-	604
BRL	20,885	USD	20,313	7/5/2023	HUB	572	-	572
BRL	20,885	USD	20,409	7/5/2023	HUB	476	-	476
BRL	20,885	USD	20,411	7/5/2023	HUB	474	-	474
BRL	20,885	USD	20,387	7/5/2023	HUB	498	-	498
BRL	20,885	USD	20,434	7/5/2023	HUB	451	-	451
BRL	20,885	USD	20,440	7/5/2023	HUB	445	-	445
BRL	20,885	USD	20,431	7/5/2023	HUB	454	-	454
BRL	20,885	USD	20,421	7/5/2023	HUB	464	-	464
BRL	20,885	USD	20,161	7/5/2023	HUB	724	-	724
BRL	20,885	USD	20,098	7/5/2023	HUB	787	-	787
BRL	20,885	USD	20,164	7/5/2023	HUB	721	-	721
BRL	20,885	USD	20,166	7/5/2023	HUB	719	-	719
BRL	20,885	USD	20,151	7/5/2023	HUB	734	-	734
BRL	20,885	USD	20,145	7/5/2023	HUB	740	-	740
BRL	20,885	USD	20,056	7/5/2023	HUB	829	-	829
BRL	20,885	USD	20,056	7/5/2023	HUB	829	-	829
BRL	20,885	USD	20,046	7/5/2023	HUB	839	-	839
BRL	20,885	USD	20,056	7/5/2023	HUB	829	-	829
BRL	20,885	USD	20,076	7/5/2023	HUB	809	-	809
BRL	20,885	USD	20,080	7/5/2023	HUB	805	-	805
BRL	20,885	USD	20,094	7/5/2023	HUB	791	-	791
BRL	20,885	USD	20,078	7/5/2023	HUB	807	-	807
BRL	20,885	USD	20,058	7/5/2023	HUB	827	-	827
BRL	20,885	USD	20,062	7/5/2023	HUB	823	-	823
BRL	20,885	USD	20,233	7/5/2023	HUB	652	-	652
BRL	20,885	USD	20,248	7/5/2023	HUB	637	-	637
BRL	20,885	USD	20,165	7/5/2023	HUB	720	-	720

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BRL	20,885	USD	20,155	7/5/2023	HUB	$730	$-	$730
BRL	20,885	USD	20,163	7/5/2023	HUB	722	-	722
BRL	20,885	USD	20,149	7/5/2023	HUB	736	-	736
BRL	20,885	USD	20,133	7/5/2023	HUB	752	-	752
BRL	20,885	USD	20,157	7/5/2023	HUB	728	-	728
BRL	20,885	USD	20,078	7/5/2023	HUB	807	-	807
BRL	20,885	USD	20,219	7/5/2023	HUB	666	-	666
BRL	20,885	USD	20,263	7/5/2023	HUB	622	-	622
BRL	20,885	USD	20,255	7/5/2023	HUB	630	-	630
BRL	20,885	USD	20,283	7/5/2023	HUB	602	-	602
BRL	20,885	USD	20,221	7/5/2023	HUB	664	-	664
BRL	20,885	USD	20,240	7/5/2023	HUB	645	-	645
BRL	20,885	USD	20,236	7/5/2023	HUB	649	-	649
BRL	20,885	USD	20,265	7/5/2023	HUB	620	-	620
BRL	20,885	USD	20,352	7/5/2023	HUB	533	-	533
BRL	20,885	USD	20,394	7/5/2023	HUB	491	-	491
BRL	20,885	USD	20,413	7/5/2023	HUB	472	-	472
BRL	20,885	USD	20,384	7/5/2023	HUB	501	-	501
BRL	20,885	USD	20,374	7/5/2023	HUB	511	-	511
BRL	20,885	USD	20,412	7/5/2023	HUB	473	-	473
BRL	20,885	USD	20,414	7/5/2023	HUB	471	-	471
BRL	20,885	USD	20,401	7/5/2023	HUB	484	-	484
BRL	20,885	USD	20,384	7/5/2023	HUB	501	-	501
BRL	20,885	USD	20,410	7/5/2023	HUB	475	-	475
BRL	20,885	USD	20,169	7/5/2023	HUB	716	-	716
BRL	20,885	USD	20,372	7/5/2023	HUB	513	-	513
BRL	20,885	USD	20,150	7/5/2023	HUB	735	-	735
BRL	20,885	USD	20,117	7/5/2023	HUB	768	-	768
BRL	20,885	USD	20,388	7/5/2023	HUB	497	-	497
BRL	20,885	USD	20,430	7/5/2023	HUB	455	-	455
BRL	20,885	USD	20,394	7/5/2023	HUB	491	-	491
BRL	20,885	USD	20,407	7/5/2023	HUB	478	-	478
BRL	20,885	USD	20,312	7/5/2023	HUB	573	-	573
BRL	20,885	USD	20,370	7/5/2023	HUB	515	-	515
BRL	20,885	USD	20,253	7/5/2023	HUB	632	-	632
BRL	20,885	USD	20,242	7/5/2023	HUB	643	-	643
BRL	20,885	USD	20,373	7/5/2023	HUB	512	-	512
BRL	20,885	USD	20,134	7/5/2023	HUB	751	-	751
BRL	20,885	USD	20,103	7/5/2023	HUB	782	-	782
BRL	20,885	USD	20,071	7/5/2023	HUB	814	-	814
BRL	20,885	USD	20,068	7/5/2023	HUB	817	-	817
BRL	20,885	USD	20,062	7/5/2023	HUB	823	-	823
BRL	20,885	USD	20,054	7/5/2023	HUB	831	-	831
BRL	20,885	USD	20,054	7/5/2023	HUB	831	-	831
BRL	20,885	USD	20,053	7/5/2023	HUB	832	-	832
BRL	20,885	USD	20,053	7/5/2023	HUB	832	-	832
BRL	20,885	USD	20,055	7/5/2023	HUB	830	-	830
BRL	20,885	USD	20,050	7/5/2023	HUB	835	-	835
BRL	20,885	USD	20,053	7/5/2023	HUB	832	-	832
BRL	20,885	USD	20,060	7/5/2023	HUB	825	-	825
BRL	20,885	USD	20,072	7/5/2023	HUB	813	-	813
BRL	20,885	USD	20,068	7/5/2023	HUB	817	-	817
BRL	20,885	USD	20,070	7/5/2023	HUB	815	-	815
BRL	20,885	USD	20,054	7/5/2023	HUB	831	-	831
BRL	20,885	USD	20,409	7/5/2023	HUB	476	-	476
BRL	20,885	USD	20,409	7/5/2023	HUB	476	-	476
BRL	20,885	USD	20,415	7/5/2023	HUB	470	-	470
BRL	20,885	USD	20,269	7/5/2023	HUB	616	-	616
BRL	20,885	USD	20,290	7/5/2023	HUB	595	-	595

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BRL	20,885	USD	20,315	7/5/2023	HUB	$570	$-	$570
BRL	20,885	USD	20,314	7/5/2023	HUB	571	-	571
BRL	20,885	USD	20,388	7/5/2023	HUB	497	-	497
BRL	20,885	USD	20,441	7/5/2023	HUB	444	-	444
BRL	20,885	USD	20,447	7/5/2023	HUB	438	-	438
BRL	20,885	USD	20,458	7/5/2023	HUB	427	-	427
BRL	20,885	USD	20,248	7/5/2023	HUB	637	-	637
BRL	20,885	USD	20,251	7/5/2023	HUB	634	-	634
BRL	20,885	USD	20,245	7/5/2023	HUB	640	-	640
BRL	20,885	USD	20,244	7/5/2023	HUB	641	-	641
BRL	41,769	USD	40,571	7/5/2023	HUB	1,198	-	1,198
BRL	41,769	USD	40,447	7/5/2023	HUB	1,322	-	1,322
BRL	41,769	USD	40,524	7/5/2023	HUB	1,245	-	1,245
BRL	41,769	USD	40,467	7/5/2023	HUB	1,302	-	1,302
BRL	41,769	USD	40,453	7/5/2023	HUB	1,316	-	1,316
BRL	41,769	USD	40,524	7/5/2023	HUB	1,245	-	1,245
BRL	41,769	USD	40,657	7/5/2023	HUB	1,112	-	1,112
BRL	41,769	USD	40,664	7/5/2023	HUB	1,105	-	1,105
BRL	41,769	USD	40,669	7/5/2023	HUB	1,100	-	1,100
BRL	41,769	USD	40,679	7/5/2023	HUB	1,090	-	1,090
BRL	41,769	USD	40,632	7/5/2023	HUB	1,137	-	1,137
BRL	41,769	USD	40,722	7/5/2023	HUB	1,047	-	1,047
BRL	41,769	USD	40,830	7/5/2023	HUB	939	-	939
BRL	41,769	USD	40,812	7/5/2023	HUB	957	-	957
BRL	41,769	USD	40,821	7/5/2023	HUB	948	-	948
BRL	41,769	USD	40,826	7/5/2023	HUB	943	-	943
BRL	41,769	USD	40,801	7/5/2023	HUB	968	-	968
BRL	41,769	USD	40,910	7/5/2023	HUB	859	-	859
BRL	41,769	USD	40,797	7/5/2023	HUB	972	-	972
BRL	41,769	USD	40,872	7/5/2023	HUB	897	-	897
BRL	41,769	USD	40,870	7/5/2023	HUB	899	-	899
BRL	41,769	USD	40,874	7/5/2023	HUB	895	-	895
BRL	41,769	USD	40,840	7/5/2023	HUB	929	-	929
BRL	41,769	USD	40,865	7/5/2023	HUB	904	-	904
BRL	41,769	USD	40,845	7/5/2023	HUB	924	-	924
BRL	41,769	USD	40,848	7/5/2023	HUB	921	-	921
BRL	41,769	USD	40,818	7/5/2023	HUB	951	-	951
BRL	41,769	USD	40,864	7/5/2023	HUB	905	-	905
BRL	41,769	USD	40,865	7/5/2023	HUB	904	-	904
BRL	41,769	USD	40,871	7/5/2023	HUB	898	-	898
BRL	41,769	USD	40,884	7/5/2023	HUB	885	-	885
BRL	41,769	USD	40,880	7/5/2023	HUB	889	-	889
BRL	41,769	USD	40,864	7/5/2023	HUB	905	-	905
BRL	41,769	USD	40,803	7/5/2023	HUB	966	-	966
BRL	41,769	USD	40,852	7/5/2023	HUB	917	-	917
BRL	41,769	USD	40,814	7/5/2023	HUB	955	-	955
BRL	41,769	USD	40,819	7/5/2023	HUB	950	-	950
BRL	41,769	USD	40,840	7/5/2023	HUB	929	-	929
BRL	41,769	USD	41,054	7/5/2023	HUB	715	-	715
BRL	41,769	USD	40,409	7/5/2023	HUB	1,360	-	1,360
BRL	41,769	USD	40,325	7/5/2023	HUB	1,444	-	1,444
BRL	41,769	USD	40,330	7/5/2023	HUB	1,439	-	1,439
BRL	41,769	USD	40,300	7/5/2023	HUB	1,469	-	1,469
BRL	41,769	USD	40,287	7/5/2023	HUB	1,482	-	1,482
BRL	41,769	USD	40,297	7/5/2023	HUB	1,472	-	1,472
BRL	41,769	USD	40,297	7/5/2023	HUB	1,472	-	1,472
BRL	41,769	USD	40,345	7/5/2023	HUB	1,424	-	1,424
BRL	41,769	USD	40,288	7/5/2023	HUB	1,481	-	1,481
BRL	41,769	USD	40,269	7/5/2023	HUB	1,500	-	1,500

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BRL	41,769	USD	40,266	7/5/2023	HUB	$1,503	$-	$1,503
BRL	41,769	USD	40,303	7/5/2023	HUB	1,466	-	1,466
BRL	41,769	USD	40,311	7/5/2023	HUB	1,458	-	1,458
BRL	41,769	USD	40,139	7/5/2023	HUB	1,630	-	1,630
BRL	41,769	USD	40,102	7/5/2023	HUB	1,667	-	1,667
BRL	41,769	USD	40,091	7/5/2023	HUB	1,678	-	1,678
BRL	41,769	USD	40,091	7/5/2023	HUB	1,678	-	1,678
BRL	41,769	USD	40,144	7/5/2023	HUB	1,625	-	1,625
BRL	41,769	USD	40,139	7/5/2023	HUB	1,630	-	1,630
BRL	41,769	USD	40,155	7/5/2023	HUB	1,614	-	1,614
BRL	41,769	USD	40,171	7/5/2023	HUB	1,598	-	1,598
BRL	41,769	USD	40,147	7/5/2023	HUB	1,622	-	1,622
BRL	41,769	USD	40,171	7/5/2023	HUB	1,598	-	1,598
BRL	41,769	USD	40,155	7/5/2023	HUB	1,614	-	1,614
BRL	41,769	USD	40,122	7/5/2023	HUB	1,647	-	1,647
BRL	41,769	USD	40,119	7/5/2023	HUB	1,650	-	1,650
BRL	41,769	USD	40,126	7/5/2023	HUB	1,643	-	1,643
BRL	41,769	USD	40,134	7/5/2023	HUB	1,635	-	1,635
BRL	41,769	USD	40,135	7/5/2023	HUB	1,634	-	1,634
BRL	41,769	USD	40,123	7/5/2023	HUB	1,646	-	1,646
BRL	41,769	USD	40,135	7/5/2023	HUB	1,634	-	1,634
BRL	41,769	USD	40,465	7/5/2023	HUB	1,304	-	1,304
BRL	41,769	USD	40,383	7/5/2023	HUB	1,386	-	1,386
BRL	41,769	USD	40,420	7/5/2023	HUB	1,349	-	1,349
BRL	41,769	USD	40,411	7/5/2023	HUB	1,358	-	1,358
BRL	41,769	USD	40,481	7/5/2023	HUB	1,288	-	1,288
BRL	41,769	USD	40,301	7/5/2023	HUB	1,468	-	1,468
BRL	41,769	USD	40,272	7/5/2023	HUB	1,497	-	1,497
BRL	41,769	USD	40,325	7/5/2023	HUB	1,444	-	1,444
BRL	41,769	USD	40,325	7/5/2023	HUB	1,444	-	1,444
BRL	41,769	USD	40,286	7/5/2023	HUB	1,483	-	1,483
BRL	41,769	USD	40,330	7/5/2023	HUB	1,439	-	1,439
BRL	41,769	USD	40,248	7/5/2023	HUB	1,521	-	1,521
BRL	41,769	USD	40,220	7/5/2023	HUB	1,549	-	1,549
BRL	41,769	USD	40,265	7/5/2023	HUB	1,504	-	1,504
BRL	41,769	USD	40,193	7/5/2023	HUB	1,576	-	1,576
BRL	41,769	USD	40,155	7/5/2023	HUB	1,614	-	1,614
BRL	41,769	USD	40,134	7/5/2023	HUB	1,635	-	1,635
BRL	41,769	USD	40,158	7/5/2023	HUB	1,611	-	1,611
BRL	41,769	USD	40,151	7/5/2023	HUB	1,618	-	1,618
BRL	41,769	USD	40,168	7/5/2023	HUB	1,601	-	1,601
BRL	41,769	USD	40,566	7/5/2023	HUB	1,203	-	1,203
BRL	41,769	USD	40,522	7/5/2023	HUB	1,247	-	1,247
BRL	41,769	USD	40,442	7/5/2023	HUB	1,327	-	1,327
BRL	41,769	USD	40,500	7/5/2023	HUB	1,269	-	1,269
BRL	41,769	USD	40,546	7/5/2023	HUB	1,223	-	1,223
BRL	41,769	USD	40,578	7/5/2023	HUB	1,191	-	1,191
BRL	41,769	USD	40,668	7/5/2023	HUB	1,101	-	1,101
BRL	41,769	USD	40,708	7/5/2023	HUB	1,061	-	1,061
BRL	41,769	USD	40,720	7/5/2023	HUB	1,049	-	1,049
BRL	41,769	USD	40,799	7/5/2023	HUB	970	-	970
BRL	41,769	USD	40,811	7/5/2023	HUB	958	-	958
BRL	41,769	USD	40,759	7/5/2023	HUB	1,010	-	1,010
BRL	41,769	USD	40,798	7/5/2023	HUB	971	-	971
BRL	41,769	USD	40,782	7/5/2023	HUB	987	-	987
BRL	41,769	USD	40,777	7/5/2023	HUB	992	-	992
BRL	41,769	USD	40,785	7/5/2023	HUB	984	-	984
BRL	41,769	USD	40,775	7/5/2023	HUB	994	-	994
BRL	41,769	USD	40,830	7/5/2023	HUB	939	-	939

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BRL	41,769	USD	40,774	7/5/2023	HUB	$995	$-	$995
BRL	41,769	USD	40,767	7/5/2023	HUB	1,002	-	1,002
BRL	41,769	USD	40,817	7/5/2023	HUB	952	-	952
BRL	41,769	USD	40,822	7/5/2023	HUB	947	-	947
BRL	41,769	USD	40,879	7/5/2023	HUB	890	-	890
BRL	41,769	USD	40,877	7/5/2023	HUB	892	-	892
BRL	41,769	USD	40,770	7/5/2023	HUB	999	-	999
BRL	41,769	USD	40,780	7/5/2023	HUB	989	-	989
BRL	41,769	USD	40,774	7/5/2023	HUB	995	-	995
BRL	41,769	USD	40,775	7/5/2023	HUB	994	-	994
BRL	41,769	USD	41,072	7/5/2023	HUB	697	-	697
BRL	41,769	USD	41,099	7/5/2023	HUB	670	-	670
BRL	41,769	USD	40,818	7/5/2023	HUB	951	-	951
BRL	41,769	USD	40,817	7/5/2023	HUB	952	-	952
BRL	41,769	USD	40,810	7/5/2023	HUB	959	-	959
BRL	41,769	USD	40,303	7/5/2023	HUB	1,466	-	1,466
BRL	41,769	USD	40,320	7/5/2023	HUB	1,449	-	1,449
BRL	41,769	USD	40,450	7/5/2023	HUB	1,319	-	1,319
BRL	41,769	USD	40,672	7/5/2023	HUB	1,097	-	1,097
BRL	41,769	USD	40,660	7/5/2023	HUB	1,109	-	1,109
BRL	41,769	USD	40,672	7/5/2023	HUB	1,097	-	1,097
BRL	41,769	USD	40,671	7/5/2023	HUB	1,098	-	1,098
BRL	41,769	USD	40,671	7/5/2023	HUB	1,098	-	1,098
BRL	41,769	USD	40,629	7/5/2023	HUB	1,140	-	1,140
BRL	41,769	USD	40,698	7/5/2023	HUB	1,071	-	1,071
BRL	41,769	USD	40,744	7/5/2023	HUB	1,025	-	1,025
BRL	41,769	USD	40,844	7/5/2023	HUB	925	-	925
BRL	41,769	USD	40,840	7/5/2023	HUB	929	-	929
BRL	41,769	USD	40,720	7/5/2023	HUB	1,049	-	1,049
BRL	41,769	USD	40,711	7/5/2023	HUB	1,058	-	1,058
BRL	41,769	USD	40,818	7/5/2023	HUB	951	-	951
BRL	41,769	USD	40,325	7/5/2023	HUB	1,444	-	1,444
BRL	41,769	USD	40,235	7/5/2023	HUB	1,534	-	1,534
BRL	41,769	USD	40,321	7/5/2023	HUB	1,448	-	1,448
BRL	41,769	USD	40,261	7/5/2023	HUB	1,508	-	1,508
BRL	41,769	USD	40,229	7/5/2023	HUB	1,540	-	1,540
BRL	41,769	USD	40,188	7/5/2023	HUB	1,581	-	1,581
BRL	41,769	USD	39,906	7/5/2023	HUB	1,863	-	1,863
BRL	41,769	USD	40,590	7/5/2023	HUB	1,179	-	1,179
BRL	41,769	USD	40,766	7/5/2023	HUB	1,003	-	1,003
BRL	41,769	USD	40,819	7/5/2023	HUB	950	-	950
BRL	41,769	USD	40,802	7/5/2023	HUB	967	-	967
BRL	41,769	USD	40,764	7/5/2023	HUB	1,005	-	1,005
BRL	41,769	USD	40,769	7/5/2023	HUB	1,000	-	1,000
BRL	41,769	USD	40,772	7/5/2023	HUB	997	-	997
BRL	41,769	USD	40,877	7/5/2023	HUB	892	-	892
BRL	41,769	USD	40,804	7/5/2023	HUB	965	-	965
BRL	41,769	USD	40,806	7/5/2023	HUB	963	-	963
BRL	41,769	USD	40,820	7/5/2023	HUB	949	-	949
BRL	41,769	USD	40,828	7/5/2023	HUB	941	-	941
BRL	41,769	USD	40,563	7/5/2023	HUB	1,206	-	1,206
BRL	41,769	USD	40,765	7/5/2023	HUB	1,004	-	1,004
BRL	41,769	USD	40,765	7/5/2023	HUB	1,004	-	1,004
BRL	41,769	USD	40,668	7/5/2023	HUB	1,101	-	1,101
BRL	41,769	USD	40,666	7/5/2023	HUB	1,103	-	1,103
BRL	41,769	USD	40,680	7/5/2023	HUB	1,089	-	1,089
BRL	41,769	USD	40,810	7/5/2023	HUB	959	-	959
BRL	41,769	USD	40,674	7/5/2023	HUB	1,095	-	1,095
BRL	41,769	USD	40,795	7/5/2023	HUB	974	-	974

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BRL	41,769	USD	40,759	7/5/2023	HUB	$1,010	$-	$1,010
BRL	41,769	USD	40,769	7/5/2023	HUB	1,000	-	1,000
BRL	41,769	USD	40,810	7/5/2023	HUB	959	-	959
BRL	41,769	USD	40,921	7/5/2023	HUB	848	-	848
BRL	41,769	USD	40,817	7/5/2023	HUB	952	-	952
BRL	41,769	USD	40,742	7/5/2023	HUB	1,027	-	1,027
BRL	41,769	USD	40,710	7/5/2023	HUB	1,059	-	1,059
BRL	41,769	USD	40,718	7/5/2023	HUB	1,051	-	1,051
BRL	41,769	USD	40,720	7/5/2023	HUB	1,049	-	1,049
BRL	41,769	USD	40,719	7/5/2023	HUB	1,050	-	1,050
BRL	41,769	USD	40,847	7/5/2023	HUB	922	-	922
BRL	41,769	USD	40,844	7/5/2023	HUB	925	-	925
BRL	41,769	USD	40,860	7/5/2023	HUB	909	-	909
BRL	41,769	USD	40,843	7/5/2023	HUB	926	-	926
BRL	41,769	USD	40,098	7/5/2023	HUB	1,671	-	1,671
BRL	41,769	USD	40,107	7/5/2023	HUB	1,662	-	1,662
BRL	41,769	USD	40,115	7/5/2023	HUB	1,654	-	1,654
BRL	41,769	USD	40,116	7/5/2023	HUB	1,653	-	1,653
BRL	41,769	USD	40,506	7/5/2023	HUB	1,263	-	1,263
BRL	41,769	USD	40,747	7/5/2023	HUB	1,022	-	1,022
BRL	41,769	USD	40,719	7/5/2023	HUB	1,050	-	1,050
BRL	41,769	USD	40,437	7/5/2023	HUB	1,332	-	1,332
BRL	41,769	USD	40,334	7/5/2023	HUB	1,435	-	1,435
BRL	41,769	USD	40,497	7/5/2023	HUB	1,272	-	1,272
BRL	41,769	USD	40,400	7/5/2023	HUB	1,369	-	1,369
BRL	41,769	USD	40,412	7/5/2023	HUB	1,357	-	1,357
BRL	41,769	USD	40,297	7/5/2023	HUB	1,472	-	1,472
BRL	41,769	USD	40,297	7/5/2023	HUB	1,472	-	1,472
BRL	41,769	USD	40,293	7/5/2023	HUB	1,476	-	1,476
BRL	41,769	USD	40,285	7/5/2023	HUB	1,484	-	1,484
BRL	41,769	USD	40,321	7/5/2023	HUB	1,448	-	1,448
BRL	41,769	USD	40,288	7/5/2023	HUB	1,481	-	1,481
BRL	41,769	USD	40,279	7/5/2023	HUB	1,490	-	1,490
BRL	41,769	USD	40,510	7/5/2023	HUB	1,259	-	1,259
BRL	41,769	USD	40,140	7/5/2023	HUB	1,629	-	1,629
BRL	41,769	USD	40,127	7/5/2023	HUB	1,642	-	1,642
BRL	41,769	USD	40,129	7/5/2023	HUB	1,640	-	1,640
BRL	41,769	USD	40,132	7/5/2023	HUB	1,637	-	1,637
BRL	41,769	USD	40,107	7/5/2023	HUB	1,662	-	1,662
BRL	41,769	USD	40,115	7/5/2023	HUB	1,654	-	1,654
BRL	41,769	USD	40,103	7/5/2023	HUB	1,666	-	1,666
BRL	41,769	USD	40,090	7/5/2023	HUB	1,679	-	1,679
BRL	41,769	USD	40,107	7/5/2023	HUB	1,662	-	1,662
BRL	41,769	USD	40,115	7/5/2023	HUB	1,654	-	1,654
BRL	41,769	USD	40,101	7/5/2023	HUB	1,668	-	1,668
BRL	41,769	USD	40,093	7/5/2023	HUB	1,676	-	1,676
BRL	41,769	USD	40,134	7/5/2023	HUB	1,635	-	1,635
BRL	41,769	USD	40,139	7/5/2023	HUB	1,630	-	1,630
BRL	41,769	USD	40,167	7/5/2023	HUB	1,602	-	1,602
BRL	41,769	USD	40,463	7/5/2023	HUB	1,306	-	1,306
BRL	41,769	USD	40,826	7/5/2023	HUB	943	-	943
BRL	41,769	USD	40,843	7/5/2023	HUB	926	-	926
BRL	41,769	USD	40,726	7/5/2023	HUB	1,043	-	1,043
BRL	41,769	USD	40,574	7/5/2023	HUB	1,195	-	1,195
BRL	41,769	USD	40,561	7/5/2023	HUB	1,208	-	1,208
BRL	41,769	USD	40,537	7/5/2023	HUB	1,232	-	1,232
BRL	41,769	USD	40,562	7/5/2023	HUB	1,207	-	1,207
BRL	41,769	USD	40,564	7/5/2023	HUB	1,205	-	1,205
BRL	41,769	USD	40,453	7/5/2023	HUB	1,316	-	1,316

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BRL	41,769	USD	40,545	7/5/2023	HUB	$1,224	$-	$1,224
BRL	41,769	USD	40,532	7/5/2023	HUB	1,237	-	1,237
BRL	41,769	USD	40,571	7/5/2023	HUB	1,198	-	1,198
BRL	41,769	USD	40,587	7/5/2023	HUB	1,182	-	1,182
BRL	41,769	USD	40,579	7/5/2023	HUB	1,190	-	1,190
BRL	41,769	USD	40,624	7/5/2023	HUB	1,145	-	1,145
BRL	41,769	USD	40,660	7/5/2023	HUB	1,109	-	1,109
BRL	41,769	USD	40,641	7/5/2023	HUB	1,128	-	1,128
BRL	41,769	USD	40,673	7/5/2023	HUB	1,096	-	1,096
BRL	41,769	USD	40,781	7/5/2023	HUB	988	-	988
BRL	41,769	USD	40,776	7/5/2023	HUB	993	-	993
BRL	41,769	USD	40,888	7/5/2023	HUB	881	-	881
BRL	41,769	USD	40,848	7/5/2023	HUB	921	-	921
BRL	41,769	USD	40,815	7/5/2023	HUB	954	-	954
BRL	41,769	USD	40,805	7/5/2023	HUB	964	-	964
BRL	41,769	USD	40,914	7/5/2023	HUB	855	-	855
BRL	41,769	USD	40,926	7/5/2023	HUB	843	-	843
BRL	41,769	USD	40,914	7/5/2023	HUB	855	-	855
BRL	41,769	USD	40,537	7/5/2023	HUB	1,232	-	1,232
BRL	41,769	USD	40,545	7/5/2023	HUB	1,224	-	1,224
BRL	41,769	USD	40,735	7/5/2023	HUB	1,034	-	1,034
BRL	41,769	USD	40,672	7/5/2023	HUB	1,097	-	1,097
BRL	41,769	USD	40,721	7/5/2023	HUB	1,048	-	1,048
BRL	41,769	USD	40,706	7/5/2023	HUB	1,063	-	1,063
BRL	41,769	USD	40,731	7/5/2023	HUB	1,038	-	1,038
BRL	41,769	USD	40,473	7/5/2023	HUB	1,296	-	1,296
BRL	41,769	USD	40,491	7/5/2023	HUB	1,278	-	1,278
BRL	41,769	USD	40,490	7/5/2023	HUB	1,279	-	1,279
BRL	41,769	USD	40,486	7/5/2023	HUB	1,283	-	1,283
BRL	41,769	USD	40,487	7/5/2023	HUB	1,282	-	1,282
BRL	41,769	USD	40,293	7/5/2023	HUB	1,476	-	1,476
BRL	41,769	USD	40,499	7/5/2023	HUB	1,270	-	1,270
BRL	46,991	USD	45,970	7/5/2023	HUB	1,021	-	1,021
BRL	62,654	USD	60,764	7/5/2023	HUB	1,890	-	1,890
BRL	62,654	USD	60,829	7/5/2023	HUB	1,825	-	1,825
BRL	62,654	USD	60,752	7/5/2023	HUB	1,902	-	1,902
BRL	62,654	USD	60,844	7/5/2023	HUB	1,810	-	1,810
BRL	62,654	USD	60,675	7/5/2023	HUB	1,979	-	1,979
BRL	62,654	USD	60,684	7/5/2023	HUB	1,970	-	1,970
BRL	62,654	USD	60,757	7/5/2023	HUB	1,897	-	1,897
BRL	62,654	USD	60,780	7/5/2023	HUB	1,874	-	1,874
BRL	62,654	USD	60,696	7/5/2023	HUB	1,958	-	1,958
BRL	62,654	USD	60,676	7/5/2023	HUB	1,978	-	1,978
BRL	62,654	USD	61,077	7/5/2023	HUB	1,577	-	1,577
BRL	62,654	USD	60,947	7/5/2023	HUB	1,707	-	1,707
BRL	62,654	USD	61,129	7/5/2023	HUB	1,525	-	1,525
BRL	62,654	USD	61,365	7/5/2023	HUB	1,289	-	1,289
BRL	62,654	USD	61,232	7/5/2023	HUB	1,422	-	1,422
BRL	62,654	USD	61,171	7/5/2023	HUB	1,483	-	1,483
BRL	62,654	USD	61,156	7/5/2023	HUB	1,498	-	1,498
BRL	62,654	USD	61,241	7/5/2023	HUB	1,413	-	1,413
BRL	62,654	USD	61,173	7/5/2023	HUB	1,481	-	1,481
BRL	62,654	USD	61,161	7/5/2023	HUB	1,493	-	1,493
BRL	62,654	USD	61,198	7/5/2023	HUB	1,456	-	1,456
BRL	62,654	USD	61,242	7/5/2023	HUB	1,412	-	1,412
BRL	62,654	USD	61,364	7/5/2023	HUB	1,290	-	1,290
BRL	62,654	USD	61,210	7/5/2023	HUB	1,444	-	1,444
BRL	62,654	USD	61,283	7/5/2023	HUB	1,371	-	1,371
BRL	62,654	USD	61,316	7/5/2023	HUB	1,338	-	1,338

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BRL	62,654	USD	61,377	7/5/2023	HUB	$1,277	$-	$1,277
BRL	62,654	USD	61,181	7/5/2023	HUB	1,473	-	1,473
BRL	62,654	USD	61,242	7/5/2023	HUB	1,412	-	1,412
BRL	62,654	USD	61,221	7/5/2023	HUB	1,433	-	1,433
BRL	62,654	USD	61,208	7/5/2023	HUB	1,446	-	1,446
BRL	62,654	USD	61,248	7/5/2023	HUB	1,406	-	1,406
BRL	62,654	USD	61,277	7/5/2023	HUB	1,377	-	1,377
BRL	62,654	USD	61,219	7/5/2023	HUB	1,435	-	1,435
BRL	62,654	USD	61,311	7/5/2023	HUB	1,343	-	1,343
BRL	62,654	USD	61,309	7/5/2023	HUB	1,345	-	1,345
BRL	62,654	USD	61,275	7/5/2023	HUB	1,379	-	1,379
BRL	62,654	USD	61,251	7/5/2023	HUB	1,403	-	1,403
BRL	62,654	USD	61,252	7/5/2023	HUB	1,402	-	1,402
BRL	62,654	USD	61,291	7/5/2023	HUB	1,363	-	1,363
BRL	62,654	USD	61,302	7/5/2023	HUB	1,352	-	1,352
BRL	62,654	USD	61,335	7/5/2023	HUB	1,319	-	1,319
BRL	62,654	USD	61,309	7/5/2023	HUB	1,345	-	1,345
BRL	62,654	USD	61,311	7/5/2023	HUB	1,343	-	1,343
BRL	62,654	USD	61,316	7/5/2023	HUB	1,338	-	1,338
BRL	62,654	USD	61,283	7/5/2023	HUB	1,371	-	1,371
BRL	62,654	USD	61,251	7/5/2023	HUB	1,403	-	1,403
BRL	62,654	USD	61,244	7/5/2023	HUB	1,410	-	1,410
BRL	62,654	USD	61,209	7/5/2023	HUB	1,445	-	1,445
BRL	62,654	USD	61,216	7/5/2023	HUB	1,438	-	1,438
BRL	62,654	USD	61,374	7/5/2023	HUB	1,280	-	1,280
BRL	62,654	USD	61,370	7/5/2023	HUB	1,284	-	1,284
BRL	62,654	USD	61,321	7/5/2023	HUB	1,333	-	1,333
BRL	62,654	USD	61,321	7/5/2023	HUB	1,333	-	1,333
BRL	62,654	USD	61,323	7/5/2023	HUB	1,331	-	1,331
BRL	62,654	USD	61,291	7/5/2023	HUB	1,363	-	1,363
BRL	62,654	USD	61,627	7/5/2023	HUB	1,027	-	1,027
BRL	62,654	USD	61,650	7/5/2023	HUB	1,004	-	1,004
BRL	62,654	USD	61,560	7/5/2023	HUB	1,094	-	1,094
BRL	62,654	USD	60,620	7/5/2023	HUB	2,034	-	2,034
BRL	62,654	USD	60,611	7/5/2023	HUB	2,043	-	2,043
BRL	62,654	USD	60,467	7/5/2023	HUB	2,187	-	2,187
BRL	62,654	USD	60,477	7/5/2023	HUB	2,177	-	2,177
BRL	62,654	USD	60,372	7/5/2023	HUB	2,282	-	2,282
BRL	62,654	USD	60,403	7/5/2023	HUB	2,251	-	2,251
BRL	62,654	USD	60,458	7/5/2023	HUB	2,196	-	2,196
BRL	62,654	USD	60,464	7/5/2023	HUB	2,190	-	2,190
BRL	62,654	USD	60,252	7/5/2023	HUB	2,402	-	2,402
BRL	62,654	USD	60,425	7/5/2023	HUB	2,229	-	2,229
BRL	62,654	USD	60,460	7/5/2023	HUB	2,194	-	2,194
BRL	62,654	USD	60,276	7/5/2023	HUB	2,378	-	2,378
BRL	62,654	USD	60,252	7/5/2023	HUB	2,402	-	2,402
BRL	62,654	USD	60,238	7/5/2023	HUB	2,416	-	2,416
BRL	62,654	USD	60,179	7/5/2023	HUB	2,475	-	2,475
BRL	62,654	USD	60,166	7/5/2023	HUB	2,488	-	2,488
BRL	62,654	USD	60,191	7/5/2023	HUB	2,463	-	2,463
BRL	62,654	USD	60,191	7/5/2023	HUB	2,463	-	2,463
BRL	62,654	USD	60,185	7/5/2023	HUB	2,469	-	2,469
BRL	62,654	USD	60,690	7/5/2023	HUB	1,964	-	1,964
BRL	62,654	USD	60,665	7/5/2023	HUB	1,989	-	1,989
BRL	62,654	USD	60,671	7/5/2023	HUB	1,983	-	1,983
BRL	62,654	USD	60,694	7/5/2023	HUB	1,960	-	1,960
BRL	62,654	USD	60,691	7/5/2023	HUB	1,963	-	1,963
BRL	62,654	USD	60,774	7/5/2023	HUB	1,880	-	1,880
BRL	62,654	USD	60,657	7/5/2023	HUB	1,997	-	1,997

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BRL	62,654	USD	60,830	7/5/2023	HUB	$1,824	$-	$1,824
BRL	62,654	USD	60,812	7/5/2023	HUB	1,842	-	1,842
BRL	62,654	USD	60,824	7/5/2023	HUB	1,830	-	1,830
BRL	62,654	USD	60,446	7/5/2023	HUB	2,208	-	2,208
BRL	62,654	USD	60,464	7/5/2023	HUB	2,190	-	2,190
BRL	62,654	USD	60,710	7/5/2023	HUB	1,944	-	1,944
BRL	62,654	USD	60,619	7/5/2023	HUB	2,035	-	2,035
BRL	62,654	USD	60,677	7/5/2023	HUB	1,977	-	1,977
BRL	62,654	USD	60,650	7/5/2023	HUB	2,004	-	2,004
BRL	62,654	USD	60,748	7/5/2023	HUB	1,906	-	1,906
BRL	62,654	USD	60,755	7/5/2023	HUB	1,899	-	1,899
BRL	62,654	USD	60,447	7/5/2023	HUB	2,207	-	2,207
BRL	62,654	USD	60,445	7/5/2023	HUB	2,209	-	2,209
BRL	62,654	USD	60,416	7/5/2023	HUB	2,238	-	2,238
BRL	62,654	USD	60,523	7/5/2023	HUB	2,131	-	2,131
BRL	62,654	USD	60,203	7/5/2023	HUB	2,451	-	2,451
BRL	62,654	USD	60,210	7/5/2023	HUB	2,444	-	2,444
BRL	62,654	USD	60,216	7/5/2023	HUB	2,438	-	2,438
BRL	62,654	USD	60,245	7/5/2023	HUB	2,409	-	2,409
BRL	62,654	USD	60,873	7/5/2023	HUB	1,781	-	1,781
BRL	62,654	USD	60,871	7/5/2023	HUB	1,783	-	1,783
BRL	62,654	USD	60,874	7/5/2023	HUB	1,780	-	1,780
BRL	62,654	USD	60,676	7/5/2023	HUB	1,978	-	1,978
BRL	62,654	USD	60,703	7/5/2023	HUB	1,951	-	1,951
BRL	62,654	USD	60,898	7/5/2023	HUB	1,756	-	1,756
BRL	62,654	USD	60,877	7/5/2023	HUB	1,777	-	1,777
BRL	62,654	USD	60,867	7/5/2023	HUB	1,787	-	1,787
BRL	62,654	USD	60,801	7/5/2023	HUB	1,853	-	1,853
BRL	62,654	USD	60,807	7/5/2023	HUB	1,847	-	1,847
BRL	62,654	USD	60,768	7/5/2023	HUB	1,886	-	1,886
BRL	62,654	USD	60,844	7/5/2023	HUB	1,810	-	1,810
BRL	62,654	USD	60,820	7/5/2023	HUB	1,834	-	1,834
BRL	62,654	USD	60,684	7/5/2023	HUB	1,970	-	1,970
BRL	62,654	USD	60,699	7/5/2023	HUB	1,955	-	1,955
BRL	62,654	USD	60,856	7/5/2023	HUB	1,798	-	1,798
BRL	62,654	USD	60,879	7/5/2023	HUB	1,775	-	1,775
BRL	62,654	USD	60,880	7/5/2023	HUB	1,774	-	1,774
BRL	62,654	USD	60,891	7/5/2023	HUB	1,763	-	1,763
BRL	62,654	USD	60,774	7/5/2023	HUB	1,880	-	1,880
BRL	62,654	USD	60,700	7/5/2023	HUB	1,954	-	1,954
BRL	62,654	USD	60,924	7/5/2023	HUB	1,730	-	1,730
BRL	62,654	USD	60,950	7/5/2023	HUB	1,704	-	1,704
BRL	62,654	USD	60,949	7/5/2023	HUB	1,705	-	1,705
BRL	62,654	USD	60,943	7/5/2023	HUB	1,711	-	1,711
BRL	62,654	USD	61,040	7/5/2023	HUB	1,614	-	1,614
BRL	62,654	USD	61,213	7/5/2023	HUB	1,441	-	1,441
BRL	62,654	USD	61,216	7/5/2023	HUB	1,438	-	1,438
BRL	62,654	USD	61,204	7/5/2023	HUB	1,450	-	1,450
BRL	62,654	USD	61,216	7/5/2023	HUB	1,438	-	1,438
BRL	62,654	USD	61,227	7/5/2023	HUB	1,427	-	1,427
BRL	62,654	USD	61,181	7/5/2023	HUB	1,473	-	1,473
BRL	62,654	USD	61,157	7/5/2023	HUB	1,497	-	1,497
BRL	62,654	USD	61,227	7/5/2023	HUB	1,427	-	1,427
BRL	62,654	USD	61,246	7/5/2023	HUB	1,408	-	1,408
BRL	62,654	USD	61,222	7/5/2023	HUB	1,432	-	1,432
BRL	62,654	USD	61,217	7/5/2023	HUB	1,437	-	1,437
BRL	62,654	USD	61,232	7/5/2023	HUB	1,422	-	1,422
BRL	62,654	USD	61,157	7/5/2023	HUB	1,497	-	1,497
BRL	62,654	USD	61,154	7/5/2023	HUB	1,500	-	1,500

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BRL	62,654	USD	61,165	7/5/2023	HUB	$1,489	$-	$1,489
BRL	62,654	USD	61,153	7/5/2023	HUB	1,501	-	1,501
BRL	62,654	USD	61,166	7/5/2023	HUB	1,488	-	1,488
BRL	62,654	USD	61,141	7/5/2023	HUB	1,513	-	1,513
BRL	62,654	USD	61,561	7/5/2023	HUB	1,093	-	1,093
BRL	62,654	USD	61,637	7/5/2023	HUB	1,017	-	1,017
BRL	62,654	USD	61,608	7/5/2023	HUB	1,046	-	1,046
BRL	62,654	USD	61,625	7/5/2023	HUB	1,029	-	1,029
BRL	62,654	USD	61,194	7/5/2023	HUB	1,460	-	1,460
BRL	62,654	USD	61,200	7/5/2023	HUB	1,454	-	1,454
BRL	62,654	USD	61,330	7/5/2023	HUB	1,324	-	1,324
BRL	62,654	USD	61,333	7/5/2023	HUB	1,321	-	1,321
BRL	62,654	USD	60,468	7/5/2023	HUB	2,186	-	2,186
BRL	62,654	USD	61,008	7/5/2023	HUB	1,646	-	1,646
BRL	62,654	USD	61,086	7/5/2023	HUB	1,568	-	1,568
BRL	62,654	USD	61,009	7/5/2023	HUB	1,645	-	1,645
BRL	62,654	USD	60,989	7/5/2023	HUB	1,665	-	1,665
BRL	62,654	USD	60,948	7/5/2023	HUB	1,706	-	1,706
BRL	62,654	USD	60,942	7/5/2023	HUB	1,712	-	1,712
BRL	62,654	USD	61,021	7/5/2023	HUB	1,633	-	1,633
BRL	62,654	USD	61,018	7/5/2023	HUB	1,636	-	1,636
BRL	62,654	USD	61,079	7/5/2023	HUB	1,575	-	1,575
BRL	62,654	USD	61,117	7/5/2023	HUB	1,537	-	1,537
BRL	62,654	USD	61,100	7/5/2023	HUB	1,554	-	1,554
BRL	62,654	USD	61,090	7/5/2023	HUB	1,564	-	1,564
BRL	62,654	USD	61,129	7/5/2023	HUB	1,525	-	1,525
BRL	62,654	USD	61,241	7/5/2023	HUB	1,413	-	1,413
BRL	62,654	USD	61,281	7/5/2023	HUB	1,373	-	1,373
BRL	62,654	USD	61,273	7/5/2023	HUB	1,381	-	1,381
BRL	62,654	USD	61,110	7/5/2023	HUB	1,544	-	1,544
BRL	62,654	USD	61,190	7/5/2023	HUB	1,464	-	1,464
BRL	62,654	USD	60,519	7/5/2023	HUB	2,135	-	2,135
BRL	62,654	USD	60,854	7/5/2023	HUB	1,800	-	1,800
BRL	62,654	USD	61,132	7/5/2023	HUB	1,522	-	1,522
BRL	62,654	USD	61,148	7/5/2023	HUB	1,506	-	1,506
BRL	62,654	USD	61,184	7/5/2023	HUB	1,470	-	1,470
BRL	62,654	USD	61,156	7/5/2023	HUB	1,498	-	1,498
BRL	62,654	USD	61,276	7/5/2023	HUB	1,378	-	1,378
BRL	62,654	USD	61,157	7/5/2023	HUB	1,497	-	1,497
BRL	62,654	USD	61,143	7/5/2023	HUB	1,511	-	1,511
BRL	62,654	USD	61,140	7/5/2023	HUB	1,514	-	1,514
BRL	62,654	USD	61,176	7/5/2023	HUB	1,478	-	1,478
BRL	62,654	USD	61,137	7/5/2023	HUB	1,517	-	1,517
BRL	62,654	USD	61,167	7/5/2023	HUB	1,487	-	1,487
BRL	62,654	USD	61,173	7/5/2023	HUB	1,481	-	1,481
BRL	62,654	USD	61,190	7/5/2023	HUB	1,464	-	1,464
BRL	62,654	USD	61,211	7/5/2023	HUB	1,443	-	1,443
BRL	62,654	USD	61,209	7/5/2023	HUB	1,445	-	1,445
BRL	62,654	USD	61,159	7/5/2023	HUB	1,495	-	1,495
BRL	62,654	USD	61,158	7/5/2023	HUB	1,496	-	1,496
BRL	62,654	USD	61,307	7/5/2023	HUB	1,347	-	1,347
BRL	62,654	USD	61,267	7/5/2023	HUB	1,387	-	1,387
BRL	62,654	USD	61,241	7/5/2023	HUB	1,413	-	1,413
BRL	62,654	USD	61,224	7/5/2023	HUB	1,430	-	1,430
BRL	62,654	USD	61,284	7/5/2023	HUB	1,370	-	1,370
BRL	62,654	USD	61,322	7/5/2023	HUB	1,332	-	1,332
BRL	62,654	USD	60,834	7/5/2023	HUB	1,820	-	1,820
BRL	62,654	USD	60,860	7/5/2023	HUB	1,794	-	1,794
BRL	62,654	USD	60,859	7/5/2023	HUB	1,795	-	1,795

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BRL	62,654	USD	60,674	7/5/2023	HUB	$1,980	$-	$1,980
BRL	62,654	USD	60,888	7/5/2023	HUB	1,766	-	1,766
BRL	62,654	USD	60,777	7/5/2023	HUB	1,877	-	1,877
BRL	62,654	USD	60,817	7/5/2023	HUB	1,837	-	1,837
BRL	62,654	USD	60,893	7/5/2023	HUB	1,761	-	1,761
BRL	62,654	USD	61,162	7/5/2023	HUB	1,492	-	1,492
BRL	62,654	USD	60,990	7/5/2023	HUB	1,664	-	1,664
BRL	62,654	USD	60,997	7/5/2023	HUB	1,657	-	1,657
BRL	62,654	USD	60,997	7/5/2023	HUB	1,657	-	1,657
BRL	62,654	USD	61,015	7/5/2023	HUB	1,639	-	1,639
BRL	62,654	USD	61,023	7/5/2023	HUB	1,631	-	1,631
BRL	62,654	USD	61,239	7/5/2023	HUB	1,415	-	1,415
BRL	62,654	USD	61,239	7/5/2023	HUB	1,415	-	1,415
BRL	62,654	USD	61,196	7/5/2023	HUB	1,458	-	1,458
BRL	62,654	USD	61,217	7/5/2023	HUB	1,437	-	1,437
BRL	62,654	USD	61,241	7/5/2023	HUB	1,413	-	1,413
BRL	62,654	USD	61,239	7/5/2023	HUB	1,415	-	1,415
BRL	62,654	USD	61,124	7/5/2023	HUB	1,530	-	1,530
BRL	62,654	USD	61,111	7/5/2023	HUB	1,543	-	1,543
BRL	62,654	USD	61,023	7/5/2023	HUB	1,631	-	1,631
BRL	62,654	USD	61,096	7/5/2023	HUB	1,558	-	1,558
BRL	62,654	USD	61,073	7/5/2023	HUB	1,581	-	1,581
BRL	62,654	USD	61,267	7/5/2023	HUB	1,387	-	1,387
BRL	62,654	USD	61,291	7/5/2023	HUB	1,363	-	1,363
BRL	62,654	USD	61,278	7/5/2023	HUB	1,376	-	1,376
BRL	62,654	USD	61,236	7/5/2023	HUB	1,418	-	1,418
BRL	62,654	USD	60,847	7/5/2023	HUB	1,807	-	1,807
BRL	62,654	USD	60,755	7/5/2023	HUB	1,899	-	1,899
BRL	62,654	USD	60,848	7/5/2023	HUB	1,806	-	1,806
BRL	62,654	USD	60,858	7/5/2023	HUB	1,796	-	1,796
BRL	62,654	USD	60,860	7/5/2023	HUB	1,794	-	1,794
BRL	62,654	USD	60,810	7/5/2023	HUB	1,844	-	1,844
BRL	62,654	USD	60,793	7/5/2023	HUB	1,861	-	1,861
BRL	62,654	USD	60,762	7/5/2023	HUB	1,892	-	1,892
BRL	62,654	USD	60,830	7/5/2023	HUB	1,824	-	1,824
BRL	62,654	USD	60,776	7/5/2023	HUB	1,878	-	1,878
BRL	62,654	USD	60,837	7/5/2023	HUB	1,817	-	1,817
BRL	62,654	USD	61,097	7/5/2023	HUB	1,557	-	1,557
BRL	62,654	USD	61,112	7/5/2023	HUB	1,542	-	1,542
BRL	62,654	USD	60,601	7/5/2023	HUB	2,053	-	2,053
BRL	62,654	USD	60,365	7/5/2023	HUB	2,289	-	2,289
BRL	62,654	USD	60,352	7/5/2023	HUB	2,302	-	2,302
BRL	62,654	USD	60,575	7/5/2023	HUB	2,079	-	2,079
BRL	62,654	USD	60,742	7/5/2023	HUB	1,912	-	1,912
BRL	62,654	USD	60,491	7/5/2023	HUB	2,163	-	2,163
BRL	62,654	USD	60,606	7/5/2023	HUB	2,048	-	2,048
BRL	62,654	USD	60,445	7/5/2023	HUB	2,209	-	2,209
BRL	62,654	USD	60,599	7/5/2023	HUB	2,055	-	2,055
BRL	62,654	USD	60,427	7/5/2023	HUB	2,227	-	2,227
BRL	62,654	USD	60,198	7/5/2023	HUB	2,456	-	2,456
BRL	62,654	USD	60,263	7/5/2023	HUB	2,391	-	2,391
BRL	62,654	USD	60,245	7/5/2023	HUB	2,409	-	2,409
BRL	62,654	USD	60,247	7/5/2023	HUB	2,407	-	2,407
BRL	62,654	USD	60,253	7/5/2023	HUB	2,401	-	2,401
BRL	62,654	USD	60,687	7/5/2023	HUB	1,967	-	1,967
BRL	62,654	USD	60,673	7/5/2023	HUB	1,981	-	1,981
BRL	62,654	USD	60,664	7/5/2023	HUB	1,990	-	1,990
BRL	62,654	USD	60,659	7/5/2023	HUB	1,995	-	1,995
BRL	62,654	USD	60,654	7/5/2023	HUB	2,000	-	2,000

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BRL	62,654	USD	60,655	7/5/2023	HUB	$1,999	$-	$1,999
BRL	62,654	USD	60,670	7/5/2023	HUB	1,984	-	1,984
BRL	62,654	USD	61,254	7/5/2023	HUB	1,400	-	1,400
BRL	62,654	USD	61,269	7/5/2023	HUB	1,385	-	1,385
BRL	62,654	USD	61,236	7/5/2023	HUB	1,418	-	1,418
BRL	62,654	USD	61,258	7/5/2023	HUB	1,396	-	1,396
BRL	62,654	USD	61,253	7/5/2023	HUB	1,401	-	1,401
BRL	62,654	USD	61,223	7/5/2023	HUB	1,431	-	1,431
BRL	62,654	USD	61,229	7/5/2023	HUB	1,425	-	1,425
BRL	62,654	USD	61,272	7/5/2023	HUB	1,382	-	1,382
BRL	62,654	USD	61,184	7/5/2023	HUB	1,470	-	1,470
BRL	62,654	USD	61,096	7/5/2023	HUB	1,558	-	1,558
BRL	62,654	USD	60,832	7/5/2023	HUB	1,822	-	1,822
BRL	62,654	USD	60,762	7/5/2023	HUB	1,892	-	1,892
BRL	62,654	USD	60,801	7/5/2023	HUB	1,853	-	1,853
BRL	62,654	USD	60,859	7/5/2023	HUB	1,795	-	1,795
BRL	62,654	USD	60,843	7/5/2023	HUB	1,811	-	1,811
BRL	62,654	USD	60,879	7/5/2023	HUB	1,775	-	1,775
BRL	62,654	USD	60,792	7/5/2023	HUB	1,862	-	1,862
BRL	62,654	USD	60,799	7/5/2023	HUB	1,855	-	1,855
BRL	62,654	USD	60,861	7/5/2023	HUB	1,793	-	1,793
BRL	62,654	USD	60,858	7/5/2023	HUB	1,796	-	1,796
BRL	62,654	USD	60,860	7/5/2023	HUB	1,794	-	1,794
BRL	62,654	USD	60,885	7/5/2023	HUB	1,769	-	1,769
BRL	62,654	USD	60,861	7/5/2023	HUB	1,793	-	1,793
BRL	62,654	USD	60,857	7/5/2023	HUB	1,797	-	1,797
BRL	62,654	USD	60,877	7/5/2023	HUB	1,777	-	1,777
BRL	62,654	USD	60,830	7/5/2023	HUB	1,824	-	1,824
BRL	62,654	USD	60,874	7/5/2023	HUB	1,780	-	1,780
BRL	62,654	USD	60,880	7/5/2023	HUB	1,774	-	1,774
BRL	62,654	USD	60,879	7/5/2023	HUB	1,775	-	1,775
BRL	62,654	USD	61,003	7/5/2023	HUB	1,651	-	1,651
BRL	62,654	USD	60,937	7/5/2023	HUB	1,717	-	1,717
BRL	62,654	USD	60,992	7/5/2023	HUB	1,662	-	1,662
BRL	62,654	USD	61,229	7/5/2023	HUB	1,425	-	1,425
BRL	62,654	USD	61,327	7/5/2023	HUB	1,327	-	1,327
BRL	62,654	USD	61,386	7/5/2023	HUB	1,268	-	1,268
BRL	62,654	USD	61,383	7/5/2023	HUB	1,271	-	1,271
BRL	62,654	USD	61,374	7/5/2023	HUB	1,280	-	1,280
BRL	62,654	USD	60,782	7/5/2023	HUB	1,872	-	1,872
BRL	62,654	USD	60,860	7/5/2023	HUB	1,794	-	1,794
BRL	62,654	USD	60,885	7/5/2023	HUB	1,769	-	1,769
BRL	62,654	USD	60,758	7/5/2023	HUB	1,896	-	1,896
BRL	62,654	USD	61,074	7/5/2023	HUB	1,580	-	1,580
BRL	62,654	USD	60,991	7/5/2023	HUB	1,663	-	1,663
BRL	62,654	USD	60,997	7/5/2023	HUB	1,657	-	1,657
BRL	62,654	USD	61,079	7/5/2023	HUB	1,575	-	1,575
BRL	62,654	USD	61,070	7/5/2023	HUB	1,584	-	1,584
BRL	62,654	USD	61,100	7/5/2023	HUB	1,554	-	1,554
BRL	62,654	USD	60,458	7/5/2023	HUB	2,196	-	2,196
BRL	62,654	USD	60,581	7/5/2023	HUB	2,073	-	2,073
BRL	62,654	USD	60,733	7/5/2023	HUB	1,921	-	1,921
BRL	62,654	USD	60,729	7/5/2023	HUB	1,925	-	1,925
BRL	62,654	USD	60,736	7/5/2023	HUB	1,918	-	1,918
BRL	62,654	USD	60,727	7/5/2023	HUB	1,927	-	1,927
BRL	62,654	USD	60,736	7/5/2023	HUB	1,918	-	1,918
BRL	62,654	USD	60,724	7/5/2023	HUB	1,930	-	1,930
BRL	62,654	USD	60,427	7/5/2023	HUB	2,227	-	2,227
BRL	62,654	USD	60,440	7/5/2023	HUB	2,214	-	2,214

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BRL	62,654	USD	60,591	7/5/2023	HUB	$2,063	$-	$2,063
BRL	62,654	USD	60,445	7/5/2023	HUB	2,209	-	2,209
BRL	62,654	USD	60,479	7/5/2023	HUB	2,175	-	2,175
BRL	62,654	USD	60,599	7/5/2023	HUB	2,055	-	2,055
BRL	62,654	USD	60,597	7/5/2023	HUB	2,057	-	2,057
BRL	62,654	USD	60,629	7/5/2023	HUB	2,025	-	2,025
BRL	62,654	USD	60,603	7/5/2023	HUB	2,051	-	2,051
KRW	75,893	USD	77,360	7/5/2023	HUB	-	(1,467)	(1,467)
KRW	75,893	USD	77,479	7/5/2023	HUB	-	(1,586)	(1,586)
KRW	75,893	USD	77,738	7/5/2023	HUB	-	(1,845)	(1,845)
KRW	75,893	USD	76,759	7/5/2023	HUB	-	(866)	(866)
KRW	75,893	USD	77,321	7/5/2023	HUB	-	(1,428)	(1,428)
KRW	75,893	USD	77,311	7/5/2023	HUB	-	(1,418)	(1,418)
BRL	83,539	USD	81,041	7/5/2023	HUB	2,498	-	2,498
BRL	83,539	USD	81,076	7/5/2023	HUB	2,463	-	2,463
BRL	83,539	USD	81,158	7/5/2023	HUB	2,381	-	2,381
BRL	83,539	USD	81,151	7/5/2023	HUB	2,388	-	2,388
BRL	83,539	USD	80,955	7/5/2023	HUB	2,584	-	2,584
BRL	83,539	USD	80,966	7/5/2023	HUB	2,573	-	2,573
BRL	83,539	USD	81,043	7/5/2023	HUB	2,496	-	2,496
BRL	83,539	USD	81,120	7/5/2023	HUB	2,419	-	2,419
BRL	83,539	USD	80,936	7/5/2023	HUB	2,603	-	2,603
BRL	83,539	USD	81,382	7/5/2023	HUB	2,157	-	2,157
BRL	83,539	USD	81,313	7/5/2023	HUB	2,226	-	2,226
BRL	83,539	USD	81,625	7/5/2023	HUB	1,914	-	1,914
BRL	83,539	USD	81,646	7/5/2023	HUB	1,893	-	1,893
BRL	83,539	USD	81,555	7/5/2023	HUB	1,984	-	1,984
BRL	83,539	USD	81,646	7/5/2023	HUB	1,893	-	1,893
BRL	83,539	USD	81,648	7/5/2023	HUB	1,891	-	1,891
BRL	83,539	USD	81,681	7/5/2023	HUB	1,858	-	1,858
BRL	83,539	USD	81,652	7/5/2023	HUB	1,887	-	1,887
BRL	83,539	USD	81,628	7/5/2023	HUB	1,911	-	1,911
BRL	83,539	USD	81,644	7/5/2023	HUB	1,895	-	1,895
BRL	83,539	USD	81,629	7/5/2023	HUB	1,910	-	1,910
BRL	83,539	USD	81,830	7/5/2023	HUB	1,709	-	1,709
BRL	83,539	USD	81,811	7/5/2023	HUB	1,728	-	1,728
BRL	83,539	USD	81,797	7/5/2023	HUB	1,742	-	1,742
BRL	83,539	USD	81,704	7/5/2023	HUB	1,835	-	1,835
BRL	83,539	USD	81,671	7/5/2023	HUB	1,868	-	1,868
BRL	83,539	USD	81,661	7/5/2023	HUB	1,878	-	1,878
BRL	83,539	USD	81,681	7/5/2023	HUB	1,858	-	1,858
BRL	83,539	USD	81,722	7/5/2023	HUB	1,817	-	1,817
BRL	83,539	USD	81,673	7/5/2023	HUB	1,866	-	1,866
BRL	83,539	USD	81,713	7/5/2023	HUB	1,826	-	1,826
BRL	83,539	USD	81,706	7/5/2023	HUB	1,833	-	1,833
BRL	83,539	USD	81,620	7/5/2023	HUB	1,919	-	1,919
BRL	83,539	USD	81,734	7/5/2023	HUB	1,805	-	1,805
BRL	83,539	USD	81,863	7/5/2023	HUB	1,676	-	1,676
BRL	83,539	USD	81,698	7/5/2023	HUB	1,841	-	1,841
BRL	83,539	USD	81,697	7/5/2023	HUB	1,842	-	1,842
BRL	83,539	USD	82,123	7/5/2023	HUB	1,416	-	1,416
BRL	83,539	USD	82,126	7/5/2023	HUB	1,413	-	1,413
BRL	83,539	USD	80,807	7/5/2023	HUB	2,732	-	2,732
BRL	83,539	USD	80,758	7/5/2023	HUB	2,781	-	2,781
BRL	83,539	USD	80,501	7/5/2023	HUB	3,038	-	3,038
BRL	83,539	USD	80,585	7/5/2023	HUB	2,954	-	2,954
BRL	83,539	USD	80,296	7/5/2023	HUB	3,243	-	3,243
BRL	83,539	USD	80,318	7/5/2023	HUB	3,221	-	3,221
BRL	83,539	USD	80,256	7/5/2023	HUB	3,283	-	3,283

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BRL	83,539	USD	80,337	7/5/2023	HUB	$3,202	$-	$3,202
BRL	83,539	USD	80,264	7/5/2023	HUB	3,275	-	3,275
BRL	83,539	USD	80,936	7/5/2023	HUB	2,603	-	2,603
BRL	83,539	USD	81,055	7/5/2023	HUB	2,484	-	2,484
BRL	83,539	USD	80,902	7/5/2023	HUB	2,637	-	2,637
BRL	83,539	USD	80,925	7/5/2023	HUB	2,614	-	2,614
BRL	83,539	USD	81,080	7/5/2023	HUB	2,459	-	2,459
BRL	83,539	USD	80,631	7/5/2023	HUB	2,908	-	2,908
BRL	83,539	USD	80,680	7/5/2023	HUB	2,859	-	2,859
BRL	83,539	USD	80,800	7/5/2023	HUB	2,739	-	2,739
BRL	83,539	USD	80,587	7/5/2023	HUB	2,952	-	2,952
BRL	83,539	USD	80,602	7/5/2023	HUB	2,937	-	2,937
BRL	83,539	USD	80,602	7/5/2023	HUB	2,937	-	2,937
BRL	83,539	USD	80,710	7/5/2023	HUB	2,829	-	2,829
BRL	83,539	USD	80,731	7/5/2023	HUB	2,808	-	2,808
BRL	83,539	USD	80,249	7/5/2023	HUB	3,290	-	3,290
BRL	83,539	USD	79,747	7/5/2023	HUB	3,792	-	3,792
BRL	83,539	USD	80,951	7/5/2023	HUB	2,588	-	2,588
BRL	83,539	USD	81,189	7/5/2023	HUB	2,350	-	2,350
BRL	83,539	USD	81,173	7/5/2023	HUB	2,366	-	2,366
BRL	83,539	USD	81,174	7/5/2023	HUB	2,365	-	2,365
BRL	83,539	USD	81,141	7/5/2023	HUB	2,398	-	2,398
BRL	83,539	USD	81,048	7/5/2023	HUB	2,491	-	2,491
BRL	83,539	USD	81,036	7/5/2023	HUB	2,503	-	2,503
BRL	83,539	USD	81,003	7/5/2023	HUB	2,536	-	2,536
BRL	83,539	USD	80,937	7/5/2023	HUB	2,602	-	2,602
BRL	83,539	USD	80,877	7/5/2023	HUB	2,662	-	2,662
BRL	83,539	USD	81,151	7/5/2023	HUB	2,388	-	2,388
BRL	83,539	USD	81,164	7/5/2023	HUB	2,375	-	2,375
BRL	83,539	USD	81,173	7/5/2023	HUB	2,366	-	2,366
BRL	83,539	USD	81,167	7/5/2023	HUB	2,372	-	2,372
BRL	83,539	USD	81,181	7/5/2023	HUB	2,358	-	2,358
BRL	83,539	USD	81,156	7/5/2023	HUB	2,383	-	2,383
BRL	83,539	USD	81,156	7/5/2023	HUB	2,383	-	2,383
BRL	83,539	USD	81,319	7/5/2023	HUB	2,220	-	2,220
BRL	83,539	USD	81,305	7/5/2023	HUB	2,234	-	2,234
BRL	83,539	USD	81,381	7/5/2023	HUB	2,158	-	2,158
BRL	83,539	USD	81,437	7/5/2023	HUB	2,102	-	2,102
BRL	83,539	USD	81,800	7/5/2023	HUB	1,739	-	1,739
BRL	83,539	USD	81,530	7/5/2023	HUB	2,009	-	2,009
BRL	83,539	USD	81,538	7/5/2023	HUB	2,001	-	2,001
BRL	83,539	USD	81,538	7/5/2023	HUB	2,001	-	2,001
BRL	83,539	USD	81,560	7/5/2023	HUB	1,979	-	1,979
BRL	83,539	USD	81,560	7/5/2023	HUB	1,979	-	1,979
BRL	83,539	USD	81,645	7/5/2023	HUB	1,894	-	1,894
BRL	83,539	USD	81,652	7/5/2023	HUB	1,887	-	1,887
BRL	83,539	USD	81,533	7/5/2023	HUB	2,006	-	2,006
BRL	83,539	USD	81,773	7/5/2023	HUB	1,766	-	1,766
BRL	83,539	USD	81,540	7/5/2023	HUB	1,999	-	1,999
BRL	83,539	USD	81,550	7/5/2023	HUB	1,989	-	1,989
BRL	83,539	USD	82,145	7/5/2023	HUB	1,394	-	1,394
BRL	83,539	USD	82,206	7/5/2023	HUB	1,333	-	1,333
BRL	83,539	USD	81,602	7/5/2023	HUB	1,937	-	1,937
BRL	83,539	USD	81,745	7/5/2023	HUB	1,794	-	1,794
BRL	83,539	USD	80,495	7/5/2023	HUB	3,044	-	3,044
BRL	83,539	USD	81,304	7/5/2023	HUB	2,235	-	2,235
BRL	83,539	USD	81,339	7/5/2023	HUB	2,200	-	2,200
BRL	83,539	USD	81,357	7/5/2023	HUB	2,182	-	2,182
BRL	83,539	USD	81,276	7/5/2023	HUB	2,263	-	2,263

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BRL	83,539	USD	81,323	7/5/2023	HUB	$2,216	$-	$2,216
BRL	83,539	USD	81,432	7/5/2023	HUB	2,107	-	2,107
BRL	83,539	USD	81,461	7/5/2023	HUB	2,078	-	2,078
BRL	83,539	USD	81,400	7/5/2023	HUB	2,139	-	2,139
BRL	83,539	USD	81,415	7/5/2023	HUB	2,124	-	2,124
BRL	83,539	USD	81,510	7/5/2023	HUB	2,029	-	2,029
BRL	83,539	USD	81,655	7/5/2023	HUB	1,884	-	1,884
BRL	83,539	USD	81,677	7/5/2023	HUB	1,862	-	1,862
BRL	83,539	USD	81,456	7/5/2023	HUB	2,083	-	2,083
BRL	83,539	USD	80,454	7/5/2023	HUB	3,085	-	3,085
BRL	83,539	USD	81,135	7/5/2023	HUB	2,404	-	2,404
BRL	83,539	USD	81,515	7/5/2023	HUB	2,024	-	2,024
BRL	83,539	USD	81,605	7/5/2023	HUB	1,934	-	1,934
BRL	83,539	USD	81,527	7/5/2023	HUB	2,012	-	2,012
BRL	83,539	USD	81,721	7/5/2023	HUB	1,818	-	1,818
BRL	83,539	USD	81,518	7/5/2023	HUB	2,021	-	2,021
BRL	83,539	USD	81,559	7/5/2023	HUB	1,980	-	1,980
BRL	83,539	USD	81,617	7/5/2023	HUB	1,922	-	1,922
BRL	83,539	USD	81,613	7/5/2023	HUB	1,926	-	1,926
BRL	83,539	USD	81,613	7/5/2023	HUB	1,926	-	1,926
BRL	83,539	USD	81,635	7/5/2023	HUB	1,904	-	1,904
BRL	83,539	USD	81,733	7/5/2023	HUB	1,806	-	1,806
BRL	83,539	USD	81,721	7/5/2023	HUB	1,818	-	1,818
BRL	83,539	USD	81,723	7/5/2023	HUB	1,816	-	1,816
BRL	83,539	USD	81,564	7/5/2023	HUB	1,975	-	1,975
BRL	83,539	USD	81,638	7/5/2023	HUB	1,901	-	1,901
BRL	83,539	USD	81,613	7/5/2023	HUB	1,926	-	1,926
BRL	83,539	USD	81,646	7/5/2023	HUB	1,893	-	1,893
BRL	83,539	USD	81,648	7/5/2023	HUB	1,891	-	1,891
BRL	83,539	USD	81,639	7/5/2023	HUB	1,900	-	1,900
BRL	83,539	USD	81,748	7/5/2023	HUB	1,791	-	1,791
BRL	83,539	USD	81,538	7/5/2023	HUB	2,001	-	2,001
BRL	83,539	USD	81,540	7/5/2023	HUB	1,999	-	1,999
BRL	83,539	USD	81,671	7/5/2023	HUB	1,868	-	1,868
BRL	83,539	USD	81,133	7/5/2023	HUB	2,406	-	2,406
BRL	83,539	USD	81,108	7/5/2023	HUB	2,431	-	2,431
BRL	83,539	USD	80,909	7/5/2023	HUB	2,630	-	2,630
BRL	83,539	USD	80,905	7/5/2023	HUB	2,634	-	2,634
BRL	83,539	USD	81,124	7/5/2023	HUB	2,415	-	2,415
BRL	83,539	USD	81,091	7/5/2023	HUB	2,448	-	2,448
BRL	83,539	USD	81,167	7/5/2023	HUB	2,372	-	2,372
BRL	83,539	USD	81,157	7/5/2023	HUB	2,382	-	2,382
BRL	83,539	USD	81,182	7/5/2023	HUB	2,357	-	2,357
BRL	83,539	USD	81,400	7/5/2023	HUB	2,139	-	2,139
BRL	83,539	USD	81,351	7/5/2023	HUB	2,188	-	2,188
BRL	83,539	USD	81,640	7/5/2023	HUB	1,899	-	1,899
BRL	83,539	USD	81,573	7/5/2023	HUB	1,966	-	1,966
BRL	83,539	USD	81,522	7/5/2023	HUB	2,017	-	2,017
BRL	83,539	USD	81,658	7/5/2023	HUB	1,881	-	1,881
BRL	83,539	USD	81,653	7/5/2023	HUB	1,886	-	1,886
BRL	83,539	USD	81,495	7/5/2023	HUB	2,044	-	2,044
BRL	83,539	USD	81,448	7/5/2023	HUB	2,091	-	2,091
BRL	83,539	USD	81,430	7/5/2023	HUB	2,109	-	2,109
BRL	83,539	USD	81,432	7/5/2023	HUB	2,107	-	2,107
BRL	83,539	USD	79,940	7/5/2023	HUB	3,599	-	3,599
BRL	83,539	USD	81,117	7/5/2023	HUB	2,422	-	2,422
BRL	83,539	USD	81,173	7/5/2023	HUB	2,366	-	2,366
BRL	83,539	USD	81,174	7/5/2023	HUB	2,365	-	2,365
BRL	83,539	USD	81,125	7/5/2023	HUB	2,414	-	2,414

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BRL	83,539	USD	81,149	7/5/2023	HUB	$2,390	$-	$2,390
BRL	83,539	USD	81,123	7/5/2023	HUB	2,416	-	2,416
BRL	83,539	USD	81,052	7/5/2023	HUB	2,487	-	2,487
BRL	83,539	USD	81,174	7/5/2023	HUB	2,365	-	2,365
BRL	83,539	USD	81,638	7/5/2023	HUB	1,901	-	1,901
BRL	83,539	USD	81,636	7/5/2023	HUB	1,903	-	1,903
BRL	83,539	USD	81,705	7/5/2023	HUB	1,834	-	1,834
BRL	83,539	USD	81,471	7/5/2023	HUB	2,068	-	2,068
BRL	83,539	USD	80,580	7/5/2023	HUB	2,959	-	2,959
BRL	83,539	USD	80,525	7/5/2023	HUB	3,014	-	3,014
BRL	83,539	USD	80,533	7/5/2023	HUB	3,006	-	3,006
BRL	83,539	USD	80,980	7/5/2023	HUB	2,559	-	2,559
BRL	83,539	USD	80,958	7/5/2023	HUB	2,581	-	2,581
BRL	83,539	USD	80,907	7/5/2023	HUB	2,632	-	2,632
BRL	83,539	USD	80,801	7/5/2023	HUB	2,738	-	2,738
BRL	83,539	USD	80,564	7/5/2023	HUB	2,975	-	2,975
BRL	83,539	USD	80,866	7/5/2023	HUB	2,673	-	2,673
BRL	83,539	USD	80,869	7/5/2023	HUB	2,670	-	2,670
BRL	83,539	USD	80,858	7/5/2023	HUB	2,681	-	2,681
BRL	83,539	USD	80,786	7/5/2023	HUB	2,753	-	2,753
BRL	83,539	USD	80,774	7/5/2023	HUB	2,765	-	2,765
BRL	83,539	USD	80,901	7/5/2023	HUB	2,638	-	2,638
BRL	83,539	USD	80,888	7/5/2023	HUB	2,651	-	2,651
BRL	83,539	USD	80,885	7/5/2023	HUB	2,654	-	2,654
BRL	83,539	USD	80,910	7/5/2023	HUB	2,629	-	2,629
BRL	83,539	USD	81,080	7/5/2023	HUB	2,459	-	2,459
BRL	83,539	USD	80,924	7/5/2023	HUB	2,615	-	2,615
BRL	83,539	USD	81,685	7/5/2023	HUB	1,854	-	1,854
BRL	83,539	USD	81,681	7/5/2023	HUB	1,858	-	1,858
BRL	83,539	USD	81,672	7/5/2023	HUB	1,867	-	1,867
BRL	83,539	USD	81,447	7/5/2023	HUB	2,092	-	2,092
BRL	83,539	USD	81,576	7/5/2023	HUB	1,963	-	1,963
BRL	83,539	USD	81,002	7/5/2023	HUB	2,537	-	2,537
BRL	83,539	USD	80,918	7/5/2023	HUB	2,621	-	2,621
BRL	83,539	USD	81,150	7/5/2023	HUB	2,389	-	2,389
BRL	83,539	USD	81,146	7/5/2023	HUB	2,393	-	2,393
BRL	83,539	USD	81,174	7/5/2023	HUB	2,365	-	2,365
BRL	83,539	USD	81,115	7/5/2023	HUB	2,424	-	2,424
BRL	83,539	USD	81,133	7/5/2023	HUB	2,406	-	2,406
BRL	83,539	USD	81,146	7/5/2023	HUB	2,393	-	2,393
BRL	83,539	USD	81,147	7/5/2023	HUB	2,392	-	2,392
BRL	83,539	USD	81,176	7/5/2023	HUB	2,363	-	2,363
BRL	83,539	USD	81,141	7/5/2023	HUB	2,398	-	2,398
BRL	83,539	USD	81,135	7/5/2023	HUB	2,404	-	2,404
BRL	83,539	USD	81,135	7/5/2023	HUB	2,404	-	2,404
BRL	83,539	USD	81,118	7/5/2023	HUB	2,421	-	2,421
BRL	83,539	USD	81,151	7/5/2023	HUB	2,388	-	2,388
BRL	83,539	USD	81,166	7/5/2023	HUB	2,373	-	2,373
BRL	83,539	USD	81,148	7/5/2023	HUB	2,391	-	2,391
BRL	83,539	USD	81,167	7/5/2023	HUB	2,372	-	2,372
BRL	83,539	USD	81,173	7/5/2023	HUB	2,366	-	2,366
BRL	83,539	USD	81,149	7/5/2023	HUB	2,390	-	2,390
BRL	83,539	USD	81,323	7/5/2023	HUB	2,216	-	2,216
BRL	83,539	USD	81,258	7/5/2023	HUB	2,281	-	2,281
BRL	83,539	USD	81,346	7/5/2023	HUB	2,193	-	2,193
BRL	83,539	USD	81,341	7/5/2023	HUB	2,198	-	2,198
BRL	83,539	USD	81,552	7/5/2023	HUB	1,987	-	1,987
BRL	83,539	USD	81,539	7/5/2023	HUB	2,000	-	2,000
BRL	83,539	USD	81,602	7/5/2023	HUB	1,937	-	1,937

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BRL	83,539	USD	81,857	7/5/2023	HUB	$1,682	$-	$1,682
BRL	83,539	USD	81,081	7/5/2023	HUB	2,458	-	2,458
BRL	83,539	USD	81,059	7/5/2023	HUB	2,480	-	2,480
BRL	83,539	USD	81,159	7/5/2023	HUB	2,380	-	2,380
BRL	83,539	USD	81,182	7/5/2023	HUB	2,357	-	2,357
BRL	83,539	USD	81,174	7/5/2023	HUB	2,365	-	2,365
BRL	83,539	USD	81,115	7/5/2023	HUB	2,424	-	2,424
BRL	83,539	USD	81,144	7/5/2023	HUB	2,395	-	2,395
BRL	83,539	USD	81,394	7/5/2023	HUB	2,145	-	2,145
BRL	83,539	USD	81,404	7/5/2023	HUB	2,135	-	2,135
BRL	83,539	USD	80,803	7/5/2023	HUB	2,736	-	2,736
BRL	83,539	USD	80,833	7/5/2023	HUB	2,706	-	2,706
BRL	83,539	USD	80,786	7/5/2023	HUB	2,753	-	2,753
BRL	83,539	USD	80,527	7/5/2023	HUB	3,012	-	3,012
BRL	83,539	USD	80,807	7/5/2023	HUB	2,732	-	2,732
BRL	83,539	USD	80,815	7/5/2023	HUB	2,724	-	2,724
BRL	104,423	USD	101,321	7/5/2023	HUB	3,102	-	3,102
BRL	104,423	USD	101,384	7/5/2023	HUB	3,039	-	3,039
BRL	104,423	USD	101,436	7/5/2023	HUB	2,987	-	2,987
BRL	104,423	USD	101,436	7/5/2023	HUB	2,987	-	2,987
BRL	104,423	USD	102,232	7/5/2023	HUB	2,191	-	2,191
BRL	104,423	USD	102,014	7/5/2023	HUB	2,409	-	2,409
BRL	104,423	USD	102,097	7/5/2023	HUB	2,326	-	2,326
BRL	104,423	USD	102,003	7/5/2023	HUB	2,420	-	2,420
BRL	104,423	USD	102,138	7/5/2023	HUB	2,285	-	2,285
BRL	104,423	USD	102,211	7/5/2023	HUB	2,212	-	2,212
BRL	104,423	USD	102,255	7/5/2023	HUB	2,168	-	2,168
BRL	104,423	USD	102,005	7/5/2023	HUB	2,418	-	2,418
BRL	104,423	USD	102,099	7/5/2023	HUB	2,324	-	2,324
BRL	104,423	USD	102,110	7/5/2023	HUB	2,313	-	2,313
BRL	104,423	USD	102,013	7/5/2023	HUB	2,410	-	2,410
BRL	104,423	USD	102,184	7/5/2023	HUB	2,239	-	2,239
BRL	104,423	USD	102,104	7/5/2023	HUB	2,319	-	2,319
BRL	104,423	USD	102,152	7/5/2023	HUB	2,271	-	2,271
BRL	104,423	USD	102,047	7/5/2023	HUB	2,376	-	2,376
BRL	104,423	USD	102,139	7/5/2023	HUB	2,284	-	2,284
BRL	104,423	USD	102,643	7/5/2023	HUB	1,780	-	1,780
BRL	104,423	USD	102,750	7/5/2023	HUB	1,673	-	1,673
BRL	104,423	USD	101,144	7/5/2023	HUB	3,279	-	3,279
BRL	104,423	USD	101,118	7/5/2023	HUB	3,305	-	3,305
BRL	104,423	USD	101,212	7/5/2023	HUB	3,211	-	3,211
BRL	104,423	USD	101,323	7/5/2023	HUB	3,100	-	3,100
BRL	104,423	USD	101,350	7/5/2023	HUB	3,073	-	3,073
BRL	104,423	USD	101,479	7/5/2023	HUB	2,944	-	2,944
BRL	104,423	USD	100,808	7/5/2023	HUB	3,615	-	3,615
BRL	104,423	USD	100,881	7/5/2023	HUB	3,542	-	3,542
BRL	104,423	USD	101,151	7/5/2023	HUB	3,272	-	3,272
BRL	104,423	USD	100,895	7/5/2023	HUB	3,528	-	3,528
BRL	104,423	USD	101,496	7/5/2023	HUB	2,927	-	2,927
BRL	104,423	USD	101,489	7/5/2023	HUB	2,934	-	2,934
BRL	104,423	USD	101,479	7/5/2023	HUB	2,944	-	2,944
BRL	104,423	USD	101,417	7/5/2023	HUB	3,006	-	3,006
BRL	104,423	USD	101,187	7/5/2023	HUB	3,236	-	3,236
BRL	104,423	USD	101,915	7/5/2023	HUB	2,508	-	2,508
BRL	104,423	USD	102,095	7/5/2023	HUB	2,328	-	2,328
BRL	104,423	USD	102,646	7/5/2023	HUB	1,777	-	1,777
BRL	104,423	USD	102,622	7/5/2023	HUB	1,801	-	1,801
BRL	104,423	USD	102,633	7/5/2023	HUB	1,790	-	1,790
BRL	104,423	USD	102,753	7/5/2023	HUB	1,670	-	1,670

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BRL	104,423	USD	102,655	7/5/2023	HUB	$1,768	$-	$1,768
BRL	104,423	USD	102,711	7/5/2023	HUB	1,712	-	1,712
BRL	104,423	USD	102,768	7/5/2023	HUB	1,655	-	1,655
BRL	104,423	USD	102,692	7/5/2023	HUB	1,731	-	1,731
BRL	104,423	USD	102,006	7/5/2023	HUB	2,417	-	2,417
BRL	104,423	USD	101,000	7/5/2023	HUB	3,423	-	3,423
BRL	104,423	USD	100,989	7/5/2023	HUB	3,434	-	3,434
BRL	104,423	USD	101,717	7/5/2023	HUB	2,706	-	2,706
BRL	104,423	USD	101,851	7/5/2023	HUB	2,572	-	2,572
BRL	104,423	USD	102,110	7/5/2023	HUB	2,313	-	2,313
BRL	104,423	USD	102,047	7/5/2023	HUB	2,376	-	2,376
BRL	104,423	USD	102,106	7/5/2023	HUB	2,317	-	2,317
BRL	104,423	USD	101,860	7/5/2023	HUB	2,563	-	2,563
BRL	104,423	USD	101,850	7/5/2023	HUB	2,573	-	2,573
BRL	104,423	USD	101,881	7/5/2023	HUB	2,542	-	2,542
BRL	104,423	USD	100,555	7/5/2023	HUB	3,868	-	3,868
BRL	104,423	USD	100,597	7/5/2023	HUB	3,826	-	3,826
BRL	104,423	USD	100,782	7/5/2023	HUB	3,641	-	3,641
BRL	104,423	USD	100,839	7/5/2023	HUB	3,584	-	3,584
BRL	104,423	USD	101,343	7/5/2023	HUB	3,080	-	3,080
BRL	104,423	USD	101,469	7/5/2023	HUB	2,954	-	2,954
BRL	104,423	USD	101,402	7/5/2023	HUB	3,021	-	3,021
BRL	104,423	USD	101,426	7/5/2023	HUB	2,997	-	2,997
BRL	104,423	USD	101,330	7/5/2023	HUB	3,093	-	3,093
BRL	104,423	USD	101,473	7/5/2023	HUB	2,950	-	2,950
BRL	104,423	USD	101,885	7/5/2023	HUB	2,538	-	2,538
BRL	104,423	USD	101,914	7/5/2023	HUB	2,509	-	2,509
BRL	104,423	USD	101,903	7/5/2023	HUB	2,520	-	2,520
BRL	104,423	USD	101,891	7/5/2023	HUB	2,532	-	2,532
BRL	104,423	USD	101,905	7/5/2023	HUB	2,518	-	2,518
BRL	104,423	USD	102,015	7/5/2023	HUB	2,408	-	2,408
BRL	104,423	USD	102,141	7/5/2023	HUB	2,282	-	2,282
BRL	104,423	USD	101,463	7/5/2023	HUB	2,960	-	2,960
BRL	104,423	USD	101,452	7/5/2023	HUB	2,971	-	2,971
BRL	104,423	USD	101,436	7/5/2023	HUB	2,987	-	2,987
BRL	104,423	USD	101,473	7/5/2023	HUB	2,950	-	2,950
BRL	104,423	USD	101,258	7/5/2023	HUB	3,165	-	3,165
BRL	104,423	USD	101,827	7/5/2023	HUB	2,596	-	2,596
BRL	104,423	USD	101,859	7/5/2023	HUB	2,564	-	2,564
BRL	104,423	USD	101,862	7/5/2023	HUB	2,561	-	2,561
BRL	104,423	USD	99,709	7/5/2023	HUB	4,714	-	4,714
BRL	104,423	USD	100,045	7/5/2023	HUB	4,378	-	4,378
BRL	104,423	USD	102,120	7/5/2023	HUB	2,303	-	2,303
BRL	104,423	USD	102,200	7/5/2023	HUB	2,223	-	2,223
BRL	104,423	USD	101,467	7/5/2023	HUB	2,956	-	2,956
BRL	104,423	USD	101,424	7/5/2023	HUB	2,999	-	2,999
BRL	104,423	USD	101,456	7/5/2023	HUB	2,967	-	2,967
BRL	104,423	USD	101,426	7/5/2023	HUB	2,997	-	2,997
BRL	104,423	USD	101,474	7/5/2023	HUB	2,949	-	2,949
BRL	104,423	USD	101,012	7/5/2023	HUB	3,411	-	3,411
BRL	104,423	USD	100,869	7/5/2023	HUB	3,554	-	3,554
BRL	104,423	USD	100,808	7/5/2023	HUB	3,615	-	3,615
BRL	104,423	USD	100,861	7/5/2023	HUB	3,562	-	3,562
BRL	104,423	USD	100,790	7/5/2023	HUB	3,633	-	3,633
BRL	104,423	USD	101,000	7/5/2023	HUB	3,423	-	3,423
BRL	104,423	USD	101,000	7/5/2023	HUB	3,423	-	3,423
BRL	104,423	USD	100,997	7/5/2023	HUB	3,426	-	3,426
BRL	104,423	USD	101,051	7/5/2023	HUB	3,372	-	3,372
BRL	104,423	USD	101,093	7/5/2023	HUB	3,330	-	3,330

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BRL	104,423	USD	101,089	7/5/2023	HUB	$3,334	$-	$3,334
BRL	104,423	USD	100,982	7/5/2023	HUB	3,441	-	3,441
BRL	104,423	USD	100,988	7/5/2023	HUB	3,435	-	3,435
BRL	104,423	USD	101,051	7/5/2023	HUB	3,372	-	3,372
BRL	104,423	USD	101,092	7/5/2023	HUB	3,331	-	3,331
BRL	104,423	USD	101,013	7/5/2023	HUB	3,410	-	3,410
BRL	104,423	USD	101,006	7/5/2023	HUB	3,417	-	3,417
BRL	104,423	USD	100,985	7/5/2023	HUB	3,438	-	3,438
BRL	104,423	USD	101,110	7/5/2023	HUB	3,313	-	3,313
BRL	104,423	USD	101,170	7/5/2023	HUB	3,253	-	3,253
BRL	104,423	USD	101,360	7/5/2023	HUB	3,063	-	3,063
BRL	104,423	USD	101,874	7/5/2023	HUB	2,549	-	2,549
BRL	104,423	USD	101,887	7/5/2023	HUB	2,536	-	2,536
BRL	104,423	USD	102,045	7/5/2023	HUB	2,378	-	2,378
BRL	104,423	USD	102,111	7/5/2023	HUB	2,312	-	2,312
BRL	104,423	USD	101,995	7/5/2023	HUB	2,428	-	2,428
BRL	104,423	USD	102,072	7/5/2023	HUB	2,351	-	2,351
BRL	104,423	USD	102,127	7/5/2023	HUB	2,296	-	2,296
BRL	104,423	USD	102,129	7/5/2023	HUB	2,294	-	2,294
BRL	104,423	USD	102,159	7/5/2023	HUB	2,264	-	2,264
BRL	104,423	USD	101,819	7/5/2023	HUB	2,604	-	2,604
BRL	104,423	USD	101,457	7/5/2023	HUB	2,966	-	2,966
BRL	104,423	USD	101,424	7/5/2023	HUB	2,999	-	2,999
BRL	104,423	USD	101,442	7/5/2023	HUB	2,981	-	2,981
BRL	104,423	USD	101,372	7/5/2023	HUB	3,051	-	3,051
BRL	104,423	USD	101,469	7/5/2023	HUB	2,954	-	2,954
BRL	104,423	USD	101,459	7/5/2023	HUB	2,964	-	2,964
BRL	104,423	USD	101,372	7/5/2023	HUB	3,051	-	3,051
BRL	104,423	USD	101,413	7/5/2023	HUB	3,010	-	3,010
BRL	104,423	USD	101,469	7/5/2023	HUB	2,954	-	2,954
BRL	104,423	USD	101,397	7/5/2023	HUB	3,026	-	3,026
BRL	104,423	USD	101,292	7/5/2023	HUB	3,131	-	3,131
BRL	104,423	USD	101,469	7/5/2023	HUB	2,954	-	2,954
BRL	104,423	USD	101,542	7/5/2023	HUB	2,881	-	2,881
BRL	104,423	USD	101,584	7/5/2023	HUB	2,839	-	2,839
BRL	104,423	USD	101,995	7/5/2023	HUB	2,428	-	2,428
BRL	104,423	USD	102,716	7/5/2023	HUB	1,707	-	1,707
BRL	104,423	USD	101,251	7/5/2023	HUB	3,172	-	3,172
BRL	104,423	USD	101,413	7/5/2023	HUB	3,010	-	3,010
BRL	104,423	USD	101,794	7/5/2023	HUB	2,629	-	2,629
BRL	104,423	USD	101,715	7/5/2023	HUB	2,708	-	2,708
BRL	104,423	USD	100,615	7/5/2023	HUB	3,808	-	3,808
BRL	104,423	USD	100,798	7/5/2023	HUB	3,625	-	3,625
BRL	104,423	USD	100,997	7/5/2023	HUB	3,426	-	3,426
BRL	104,423	USD	101,018	7/5/2023	HUB	3,405	-	3,405
BRL	104,423	USD	100,977	7/5/2023	HUB	3,446	-	3,446
BRL	104,423	USD	100,949	7/5/2023	HUB	3,474	-	3,474
BRL	104,423	USD	100,938	7/5/2023	HUB	3,485	-	3,485
BRL	104,423	USD	101,018	7/5/2023	HUB	3,405	-	3,405
BRL	125,308	USD	121,637	7/5/2023	HUB	3,671	-	3,671
BRL	125,308	USD	121,746	7/5/2023	HUB	3,562	-	3,562
BRL	125,308	USD	122,569	7/5/2023	HUB	2,739	-	2,739
BRL	125,308	USD	122,534	7/5/2023	HUB	2,774	-	2,774
BRL	125,308	USD	122,717	7/5/2023	HUB	2,591	-	2,591
BRL	125,308	USD	122,456	7/5/2023	HUB	2,852	-	2,852
BRL	125,308	USD	123,198	7/5/2023	HUB	2,110	-	2,110
BRL	125,308	USD	123,261	7/5/2023	HUB	2,047	-	2,047
BRL	125,308	USD	123,260	7/5/2023	HUB	2,048	-	2,048
BRL	125,308	USD	123,251	7/5/2023	HUB	2,057	-	2,057

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BRL	125,308	USD	123,188	7/5/2023	HUB	$2,120	$-	$2,120
BRL	125,308	USD	120,839	7/5/2023	HUB	4,469	-	4,469
BRL	125,308	USD	121,305	7/5/2023	HUB	4,003	-	4,003
BRL	125,308	USD	121,433	7/5/2023	HUB	3,875	-	3,875
BRL	125,308	USD	121,470	7/5/2023	HUB	3,838	-	3,838
BRL	125,308	USD	121,383	7/5/2023	HUB	3,925	-	3,925
BRL	125,308	USD	121,356	7/5/2023	HUB	3,952	-	3,952
BRL	125,308	USD	121,555	7/5/2023	HUB	3,753	-	3,753
BRL	125,308	USD	121,577	7/5/2023	HUB	3,731	-	3,731
BRL	125,308	USD	121,342	7/5/2023	HUB	3,966	-	3,966
BRL	125,308	USD	121,647	7/5/2023	HUB	3,661	-	3,661
BRL	125,308	USD	121,672	7/5/2023	HUB	3,636	-	3,636
BRL	125,308	USD	121,622	7/5/2023	HUB	3,686	-	3,686
BRL	125,308	USD	121,635	7/5/2023	HUB	3,673	-	3,673
BRL	125,308	USD	121,603	7/5/2023	HUB	3,705	-	3,705
BRL	125,308	USD	121,610	7/5/2023	HUB	3,698	-	3,698
BRL	125,308	USD	121,658	7/5/2023	HUB	3,650	-	3,650
BRL	125,308	USD	121,627	7/5/2023	HUB	3,681	-	3,681
BRL	125,308	USD	121,747	7/5/2023	HUB	3,561	-	3,561
BRL	125,308	USD	121,657	7/5/2023	HUB	3,651	-	3,651
BRL	125,308	USD	120,948	7/5/2023	HUB	4,360	-	4,360
BRL	125,308	USD	121,188	7/5/2023	HUB	4,120	-	4,120
BRL	125,308	USD	121,124	7/5/2023	HUB	4,184	-	4,184
BRL	125,308	USD	119,541	7/5/2023	HUB	5,767	-	5,767
BRL	125,308	USD	119,577	7/5/2023	HUB	5,731	-	5,731
BRL	125,308	USD	121,761	7/5/2023	HUB	3,547	-	3,547
BRL	125,308	USD	121,712	7/5/2023	HUB	3,596	-	3,596
BRL	125,308	USD	123,162	7/5/2023	HUB	2,146	-	2,146
BRL	125,308	USD	123,213	7/5/2023	HUB	2,095	-	2,095
BRL	125,308	USD	123,313	7/5/2023	HUB	1,995	-	1,995
BRL	125,308	USD	123,175	7/5/2023	HUB	2,133	-	2,133
BRL	125,308	USD	123,233	7/5/2023	HUB	2,075	-	2,075
BRL	125,308	USD	120,792	7/5/2023	HUB	4,516	-	4,516
BRL	125,308	USD	122,212	7/5/2023	HUB	3,096	-	3,096
BRL	125,308	USD	120,756	7/5/2023	HUB	4,552	-	4,552
BRL	125,308	USD	120,863	7/5/2023	HUB	4,445	-	4,445
BRL	125,308	USD	121,689	7/5/2023	HUB	3,619	-	3,619
BRL	125,308	USD	121,670	7/5/2023	HUB	3,638	-	3,638
BRL	125,308	USD	121,667	7/5/2023	HUB	3,641	-	3,641
BRL	125,308	USD	121,718	7/5/2023	HUB	3,590	-	3,590
BRL	125,308	USD	121,602	7/5/2023	HUB	3,706	-	3,706
BRL	125,308	USD	121,605	7/5/2023	HUB	3,703	-	3,703
BRL	125,308	USD	121,610	7/5/2023	HUB	3,698	-	3,698
BRL	125,308	USD	121,810	7/5/2023	HUB	3,498	-	3,498
BRL	125,308	USD	121,597	7/5/2023	HUB	3,711	-	3,711
BRL	125,308	USD	121,742	7/5/2023	HUB	3,566	-	3,566
BRL	125,308	USD	122,322	7/5/2023	HUB	2,986	-	2,986
BRL	125,308	USD	122,489	7/5/2023	HUB	2,819	-	2,819
BRL	125,308	USD	122,352	7/5/2023	HUB	2,956	-	2,956
BRL	125,308	USD	122,218	7/5/2023	HUB	3,090	-	3,090
BRL	125,308	USD	122,160	7/5/2023	HUB	3,148	-	3,148
BRL	125,308	USD	122,170	7/5/2023	HUB	3,138	-	3,138
BRL	125,308	USD	119,746	7/5/2023	HUB	5,562	-	5,562
BRL	125,308	USD	121,417	7/5/2023	HUB	3,891	-	3,891
BRL	125,308	USD	121,751	7/5/2023	HUB	3,557	-	3,557
BRL	125,308	USD	121,751	7/5/2023	HUB	3,557	-	3,557
BRL	125,308	USD	121,763	7/5/2023	HUB	3,545	-	3,545
BRL	125,308	USD	121,735	7/5/2023	HUB	3,573	-	3,573
BRL	125,308	USD	121,658	7/5/2023	HUB	3,650	-	3,650

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BRL	125,308	USD	121,701	7/5/2023	HUB	$3,607	$-	$3,607
BRL	125,308	USD	121,726	7/5/2023	HUB	3,582	-	3,582
BRL	125,308	USD	121,709	7/5/2023	HUB	3,599	-	3,599
BRL	125,308	USD	121,736	7/5/2023	HUB	3,572	-	3,572
BRL	125,308	USD	121,200	7/5/2023	HUB	4,108	-	4,108
BRL	125,308	USD	121,075	7/5/2023	HUB	4,233	-	4,233
BRL	125,308	USD	120,755	7/5/2023	HUB	4,553	-	4,553
BRL	125,308	USD	120,898	7/5/2023	HUB	4,410	-	4,410
BRL	125,308	USD	121,178	7/5/2023	HUB	4,130	-	4,130
BRL	125,308	USD	121,226	7/5/2023	HUB	4,082	-	4,082
BRL	125,308	USD	121,568	7/5/2023	HUB	3,740	-	3,740
BRL	125,308	USD	121,323	7/5/2023	HUB	3,985	-	3,985
BRL	125,308	USD	121,313	7/5/2023	HUB	3,995	-	3,995
BRL	125,308	USD	121,261	7/5/2023	HUB	4,047	-	4,047
BRL	125,308	USD	121,173	7/5/2023	HUB	4,135	-	4,135
BRL	125,308	USD	121,372	7/5/2023	HUB	3,936	-	3,936
BRL	125,308	USD	121,298	7/5/2023	HUB	4,010	-	4,010
BRL	125,308	USD	121,311	7/5/2023	HUB	3,997	-	3,997
BRL	125,308	USD	121,063	7/5/2023	HUB	4,245	-	4,245
BRL	125,308	USD	121,351	7/5/2023	HUB	3,957	-	3,957
BRL	125,308	USD	121,351	7/5/2023	HUB	3,957	-	3,957
BRL	125,308	USD	121,359	7/5/2023	HUB	3,949	-	3,949
BRL	125,308	USD	121,327	7/5/2023	HUB	3,981	-	3,981
BRL	125,308	USD	121,330	7/5/2023	HUB	3,978	-	3,978
BRL	125,308	USD	121,330	7/5/2023	HUB	3,978	-	3,978
BRL	125,308	USD	121,387	7/5/2023	HUB	3,921	-	3,921
BRL	125,308	USD	121,326	7/5/2023	HUB	3,982	-	3,982
BRL	125,308	USD	121,637	7/5/2023	HUB	3,671	-	3,671
BRL	125,308	USD	121,499	7/5/2023	HUB	3,809	-	3,809
BRL	125,308	USD	121,364	7/5/2023	HUB	3,944	-	3,944
BRL	125,308	USD	121,342	7/5/2023	HUB	3,966	-	3,966
BRL	125,308	USD	122,471	7/5/2023	HUB	2,837	-	2,837
BRL	125,308	USD	122,441	7/5/2023	HUB	2,867	-	2,867
BRL	125,308	USD	122,481	7/5/2023	HUB	2,827	-	2,827
BRL	125,308	USD	122,506	7/5/2023	HUB	2,802	-	2,802
BRL	125,308	USD	122,454	7/5/2023	HUB	2,854	-	2,854
BRL	125,308	USD	122,430	7/5/2023	HUB	2,878	-	2,878
BRL	125,308	USD	121,758	7/5/2023	HUB	3,550	-	3,550
BRL	125,308	USD	121,761	7/5/2023	HUB	3,547	-	3,547
BRL	125,308	USD	121,716	7/5/2023	HUB	3,592	-	3,592
BRL	125,308	USD	121,714	7/5/2023	HUB	3,594	-	3,594
BRL	125,308	USD	121,731	7/5/2023	HUB	3,577	-	3,577
BRL	125,308	USD	121,773	7/5/2023	HUB	3,535	-	3,535
BRL	125,308	USD	121,753	7/5/2023	HUB	3,555	-	3,555
BRL	125,308	USD	121,601	7/5/2023	HUB	3,707	-	3,707
BRL	125,308	USD	121,608	7/5/2023	HUB	3,700	-	3,700
BRL	125,308	USD	121,633	7/5/2023	HUB	3,675	-	3,675
BRL	125,308	USD	121,620	7/5/2023	HUB	3,688	-	3,688
BRL	125,308	USD	121,589	7/5/2023	HUB	3,719	-	3,719
BRL	125,308	USD	121,651	7/5/2023	HUB	3,657	-	3,657
BRL	125,308	USD	121,674	7/5/2023	HUB	3,634	-	3,634
BRL	125,308	USD	121,751	7/5/2023	HUB	3,557	-	3,557
BRL	125,308	USD	121,751	7/5/2023	HUB	3,557	-	3,557
BRL	125,308	USD	121,728	7/5/2023	HUB	3,580	-	3,580
BRL	125,308	USD	120,829	7/5/2023	HUB	4,479	-	4,479
BRL	125,308	USD	120,870	7/5/2023	HUB	4,438	-	4,438
BRL	125,308	USD	121,185	7/5/2023	HUB	4,123	-	4,123
BRL	125,308	USD	121,677	7/5/2023	HUB	3,631	-	3,631
BRL	146,193	USD	141,940	7/5/2023	HUB	4,253	-	4,253

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BRL	146,193	USD	141,883	7/5/2023	HUB	$4,310	$-	$4,310
BRL	146,193	USD	141,893	7/5/2023	HUB	4,300	-	4,300
BRL	146,193	USD	142,925	7/5/2023	HUB	3,268	-	3,268
BRL	146,193	USD	142,875	7/5/2023	HUB	3,318	-	3,318
BRL	146,193	USD	143,103	7/5/2023	HUB	3,090	-	3,090
BRL	146,193	USD	143,068	7/5/2023	HUB	3,125	-	3,125
BRL	146,193	USD	143,081	7/5/2023	HUB	3,112	-	3,112
BRL	146,193	USD	142,753	7/5/2023	HUB	3,440	-	3,440
BRL	146,193	USD	143,805	7/5/2023	HUB	2,388	-	2,388
BRL	146,193	USD	143,884	7/5/2023	HUB	2,309	-	2,309
BRL	146,193	USD	141,560	7/5/2023	HUB	4,633	-	4,633
BRL	146,193	USD	141,557	7/5/2023	HUB	4,636	-	4,636
BRL	146,193	USD	141,585	7/5/2023	HUB	4,608	-	4,608
BRL	146,193	USD	141,838	7/5/2023	HUB	4,355	-	4,355
BRL	146,193	USD	141,821	7/5/2023	HUB	4,372	-	4,372
BRL	146,193	USD	141,893	7/5/2023	HUB	4,300	-	4,300
BRL	146,193	USD	141,795	7/5/2023	HUB	4,398	-	4,398
BRL	146,193	USD	141,857	7/5/2023	HUB	4,336	-	4,336
BRL	146,193	USD	141,540	7/5/2023	HUB	4,653	-	4,653
BRL	146,193	USD	141,509	7/5/2023	HUB	4,684	-	4,684
BRL	146,193	USD	141,545	7/5/2023	HUB	4,648	-	4,648
BRL	146,193	USD	141,905	7/5/2023	HUB	4,288	-	4,288
BRL	146,193	USD	141,936	7/5/2023	HUB	4,257	-	4,257
BRL	146,193	USD	141,923	7/5/2023	HUB	4,270	-	4,270
BRL	146,193	USD	141,908	7/5/2023	HUB	4,285	-	4,285
BRL	146,193	USD	141,414	7/5/2023	HUB	4,779	-	4,779
BRL	146,193	USD	141,346	7/5/2023	HUB	4,847	-	4,847
BRL	146,193	USD	141,449	7/5/2023	HUB	4,744	-	4,744
BRL	146,193	USD	141,412	7/5/2023	HUB	4,781	-	4,781
BRL	146,193	USD	141,559	7/5/2023	HUB	4,634	-	4,634
BRL	146,193	USD	139,430	7/5/2023	HUB	6,763	-	6,763
BRL	146,193	USD	143,704	7/5/2023	HUB	2,489	-	2,489
BRL	146,193	USD	143,793	7/5/2023	HUB	2,400	-	2,400
BRL	146,193	USD	143,811	7/5/2023	HUB	2,382	-	2,382
BRL	146,193	USD	143,847	7/5/2023	HUB	2,346	-	2,346
BRL	146,193	USD	143,819	7/5/2023	HUB	2,374	-	2,374
BRL	146,193	USD	143,712	7/5/2023	HUB	2,481	-	2,481
BRL	146,193	USD	141,400	7/5/2023	HUB	4,793	-	4,793
BRL	146,193	USD	141,562	7/5/2023	HUB	4,631	-	4,631
BRL	146,193	USD	140,684	7/5/2023	HUB	5,509	-	5,509
BRL	146,193	USD	141,107	7/5/2023	HUB	5,086	-	5,086
BRL	146,193	USD	141,913	7/5/2023	HUB	4,280	-	4,280
BRL	146,193	USD	141,988	7/5/2023	HUB	4,205	-	4,205
BRL	146,193	USD	142,013	7/5/2023	HUB	4,180	-	4,180
BRL	146,193	USD	142,039	7/5/2023	HUB	4,154	-	4,154
BRL	146,193	USD	141,864	7/5/2023	HUB	4,329	-	4,329
BRL	146,193	USD	142,028	7/5/2023	HUB	4,165	-	4,165
BRL	146,193	USD	142,054	7/5/2023	HUB	4,139	-	4,139
BRL	146,193	USD	142,069	7/5/2023	HUB	4,124	-	4,124
BRL	146,193	USD	141,592	7/5/2023	HUB	4,601	-	4,601
BRL	146,193	USD	141,982	7/5/2023	HUB	4,211	-	4,211
BRL	146,193	USD	139,531	7/5/2023	HUB	6,662	-	6,662
BRL	146,193	USD	139,685	7/5/2023	HUB	6,508	-	6,508
BRL	146,193	USD	139,799	7/5/2023	HUB	6,394	-	6,394
BRL	146,193	USD	141,663	7/5/2023	HUB	4,530	-	4,530
BRL	146,193	USD	141,530	7/5/2023	HUB	4,663	-	4,663
BRL	146,193	USD	141,629	7/5/2023	HUB	4,564	-	4,564
BRL	146,193	USD	142,910	7/5/2023	HUB	3,283	-	3,283
BRL	146,193	USD	141,432	7/5/2023	HUB	4,761	-	4,761

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BRL	146,193	USD	140,823	7/5/2023	HUB	$5,370	$-	$5,370
BRL	146,193	USD	141,218	7/5/2023	HUB	4,975	-	4,975
BRL	146,193	USD	141,628	7/5/2023	HUB	4,565	-	4,565
BRL	146,193	USD	141,500	7/5/2023	HUB	4,693	-	4,693
BRL	146,193	USD	141,529	7/5/2023	HUB	4,664	-	4,664
BRL	146,193	USD	141,587	7/5/2023	HUB	4,606	-	4,606
BRL	146,193	USD	141,500	7/5/2023	HUB	4,693	-	4,693
BRL	146,193	USD	141,311	7/5/2023	HUB	4,882	-	4,882
BRL	146,193	USD	140,950	7/5/2023	HUB	5,243	-	5,243
BRL	146,193	USD	141,588	7/5/2023	HUB	4,605	-	4,605
BRL	146,193	USD	141,926	7/5/2023	HUB	4,267	-	4,267
BRL	146,193	USD	141,942	7/5/2023	HUB	4,251	-	4,251
BRL	146,193	USD	141,583	7/5/2023	HUB	4,610	-	4,610
BRL	146,193	USD	141,764	7/5/2023	HUB	4,429	-	4,429
BRL	146,193	USD	141,526	7/5/2023	HUB	4,667	-	4,667
BRL	146,193	USD	141,704	7/5/2023	HUB	4,489	-	4,489
BRL	146,193	USD	141,718	7/5/2023	HUB	4,475	-	4,475
BRL	146,193	USD	141,535	7/5/2023	HUB	4,658	-	4,658
BRL	146,193	USD	141,902	7/5/2023	HUB	4,291	-	4,291
BRL	146,193	USD	141,821	7/5/2023	HUB	4,372	-	4,372
BRL	146,193	USD	141,764	7/5/2023	HUB	4,429	-	4,429
BRL	146,193	USD	142,889	7/5/2023	HUB	3,304	-	3,304
BRL	146,193	USD	141,883	7/5/2023	HUB	4,310	-	4,310
BRL	146,193	USD	141,941	7/5/2023	HUB	4,252	-	4,252
BRL	146,193	USD	142,051	7/5/2023	HUB	4,142	-	4,142
BRL	146,193	USD	142,140	7/5/2023	HUB	4,053	-	4,053
BRL	146,193	USD	140,862	7/5/2023	HUB	5,331	-	5,331
BRL	146,193	USD	140,879	7/5/2023	HUB	5,314	-	5,314
BRL	146,193	USD	141,346	7/5/2023	HUB	4,847	-	4,847
BRL	146,193	USD	141,591	7/5/2023	HUB	4,602	-	4,602
BRL	146,193	USD	141,982	7/5/2023	HUB	4,211	-	4,211
KRW	151,785	USD	154,498	7/5/2023	HUB	-	(2,713)	(2,713)
KRW	151,785	USD	155,096	7/5/2023	HUB	-	(3,311)	(3,311)
KRW	151,785	USD	155,321	7/5/2023	HUB	-	(3,536)	(3,536)
KRW	151,785	USD	154,667	7/5/2023	HUB	-	(2,882)	(2,882)
KRW	151,785	USD	154,596	7/5/2023	HUB	-	(2,811)	(2,811)
KRW	151,785	USD	154,587	7/5/2023	HUB	-	(2,802)	(2,802)
KRW	151,785	USD	154,521	7/5/2023	HUB	-	(2,736)	(2,736)
KRW	151,785	USD	154,671	7/5/2023	HUB	-	(2,886)	(2,886)
KRW	151,785	USD	154,925	7/5/2023	HUB	-	(3,140)	(3,140)
KRW	151,785	USD	154,627	7/5/2023	HUB	-	(2,842)	(2,842)
KRW	151,785	USD	154,544	7/5/2023	HUB	-	(2,759)	(2,759)
KRW	151,785	USD	154,636	7/5/2023	HUB	-	(2,851)	(2,851)
KRW	151,785	USD	155,959	7/5/2023	HUB	-	(4,174)	(4,174)
BRL	167,077	USD	162,168	7/5/2023	HUB	4,909	-	4,909
BRL	167,077	USD	162,168	7/5/2023	HUB	4,909	-	4,909
BRL	167,077	USD	163,338	7/5/2023	HUB	3,739	-	3,739
BRL	167,077	USD	164,361	7/5/2023	HUB	2,716	-	2,716
BRL	167,077	USD	164,435	7/5/2023	HUB	2,642	-	2,642
BRL	167,077	USD	164,266	7/5/2023	HUB	2,811	-	2,811
BRL	167,077	USD	161,815	7/5/2023	HUB	5,262	-	5,262
BRL	167,077	USD	161,756	7/5/2023	HUB	5,321	-	5,321
BRL	167,077	USD	161,769	7/5/2023	HUB	5,308	-	5,308
BRL	167,077	USD	161,815	7/5/2023	HUB	5,262	-	5,262
BRL	167,077	USD	162,163	7/5/2023	HUB	4,914	-	4,914
BRL	167,077	USD	162,176	7/5/2023	HUB	4,901	-	4,901
BRL	167,077	USD	162,212	7/5/2023	HUB	4,865	-	4,865
BRL	167,077	USD	162,183	7/5/2023	HUB	4,894	-	4,894
BRL	167,077	USD	160,998	7/5/2023	HUB	6,079	-	6,079

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BRL	167,077	USD	161,326	7/5/2023	HUB	$5,751	$-	$5,751
BRL	167,077	USD	161,313	7/5/2023	HUB	5,764	-	5,764
BRL	167,077	USD	161,267	7/5/2023	HUB	5,810	-	5,810
BRL	167,077	USD	161,547	7/5/2023	HUB	5,530	-	5,530
BRL	167,077	USD	161,539	7/5/2023	HUB	5,538	-	5,538
BRL	167,077	USD	161,416	7/5/2023	HUB	5,661	-	5,661
BRL	167,077	USD	161,498	7/5/2023	HUB	5,579	-	5,579
BRL	167,077	USD	161,629	7/5/2023	HUB	5,448	-	5,448
BRL	167,077	USD	161,756	7/5/2023	HUB	5,321	-	5,321
BRL	167,077	USD	161,548	7/5/2023	HUB	5,529	-	5,529
BRL	167,077	USD	161,720	7/5/2023	HUB	5,357	-	5,357
BRL	167,077	USD	159,562	7/5/2023	HUB	7,515	-	7,515
BRL	167,077	USD	159,276	7/5/2023	HUB	7,801	-	7,801
BRL	167,077	USD	159,411	7/5/2023	HUB	7,666	-	7,666
BRL	167,077	USD	159,410	7/5/2023	HUB	7,667	-	7,667
BRL	167,077	USD	164,229	7/5/2023	HUB	2,848	-	2,848
BRL	167,077	USD	160,988	7/5/2023	HUB	6,089	-	6,089
BRL	167,077	USD	161,814	7/5/2023	HUB	5,263	-	5,263
BRL	167,077	USD	161,787	7/5/2023	HUB	5,290	-	5,290
BRL	167,077	USD	159,624	7/5/2023	HUB	7,453	-	7,453
BRL	167,077	USD	161,755	7/5/2023	HUB	5,322	-	5,322
BRL	167,077	USD	161,956	7/5/2023	HUB	5,121	-	5,121
BRL	167,077	USD	161,883	7/5/2023	HUB	5,194	-	5,194
BRL	167,077	USD	161,655	7/5/2023	HUB	5,422	-	5,422
BRL	167,077	USD	161,642	7/5/2023	HUB	5,435	-	5,435
BRL	167,077	USD	161,566	7/5/2023	HUB	5,511	-	5,511
BRL	167,077	USD	161,797	7/5/2023	HUB	5,280	-	5,280
BRL	167,077	USD	161,603	7/5/2023	HUB	5,474	-	5,474
BRL	167,077	USD	161,746	7/5/2023	HUB	5,331	-	5,331
BRL	167,077	USD	161,441	7/5/2023	HUB	5,636	-	5,636
BRL	167,077	USD	161,844	7/5/2023	HUB	5,233	-	5,233
BRL	167,077	USD	161,837	7/5/2023	HUB	5,240	-	5,240
BRL	167,077	USD	161,881	7/5/2023	HUB	5,196	-	5,196
BRL	167,077	USD	161,799	7/5/2023	HUB	5,278	-	5,278
BRL	167,077	USD	162,031	7/5/2023	HUB	5,046	-	5,046
BRL	167,077	USD	161,930	7/5/2023	HUB	5,147	-	5,147
BRL	167,077	USD	161,782	7/5/2023	HUB	5,295	-	5,295
BRL	167,077	USD	164,388	7/5/2023	HUB	2,689	-	2,689
BRL	167,077	USD	162,118	7/5/2023	HUB	4,959	-	4,959
BRL	167,077	USD	162,347	7/5/2023	HUB	4,730	-	4,730
BRL	167,077	USD	162,231	7/5/2023	HUB	4,846	-	4,846
BRL	167,077	USD	161,541	7/5/2023	HUB	5,536	-	5,536
BRL	167,077	USD	161,581	7/5/2023	HUB	5,496	-	5,496
BRL	167,077	USD	161,342	7/5/2023	HUB	5,735	-	5,735
BRL	167,077	USD	162,196	7/5/2023	HUB	4,881	-	4,881
BRL	187,962	USD	181,112	7/5/2023	HUB	6,850	-	6,850
BRL	187,962	USD	182,471	7/5/2023	HUB	5,491	-	5,491
BRL	187,962	USD	182,452	7/5/2023	HUB	5,510	-	5,510
BRL	187,962	USD	182,496	7/5/2023	HUB	5,466	-	5,466
BRL	187,962	USD	182,456	7/5/2023	HUB	5,506	-	5,506
BRL	187,962	USD	179,294	7/5/2023	HUB	8,668	-	8,668
BRL	187,962	USD	181,730	7/5/2023	HUB	6,232	-	6,232
BRL	187,962	USD	181,105	7/5/2023	HUB	6,857	-	6,857
BRL	187,962	USD	181,572	7/5/2023	HUB	6,390	-	6,390
BRL	187,962	USD	182,164	7/5/2023	HUB	5,798	-	5,798
BRL	187,962	USD	181,695	7/5/2023	HUB	6,267	-	6,267
BRL	187,962	USD	182,550	7/5/2023	HUB	5,412	-	5,412
BRL	187,962	USD	182,571	7/5/2023	HUB	5,391	-	5,391
BRL	187,962	USD	182,662	7/5/2023	HUB	5,300	-	5,300

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BRL	187,962	USD	181,986	7/5/2023	HUB	$5,976	$-	$5,976
BRL	187,962	USD	182,064	7/5/2023	HUB	5,898	-	5,898
BRL	187,962	USD	182,029	7/5/2023	HUB	5,933	-	5,933
BRL	187,962	USD	182,028	7/5/2023	HUB	5,934	-	5,934
BRL	187,962	USD	182,548	7/5/2023	HUB	5,414	-	5,414
BRL	187,962	USD	182,049	7/5/2023	HUB	5,913	-	5,913
BRL	187,962	USD	182,150	7/5/2023	HUB	5,812	-	5,812
BRL	187,962	USD	182,115	7/5/2023	HUB	5,847	-	5,847
BRL	187,962	USD	182,112	7/5/2023	HUB	5,850	-	5,850
BRL	187,962	USD	181,877	7/5/2023	HUB	6,085	-	6,085
BRL	187,962	USD	181,035	7/5/2023	HUB	6,927	-	6,927
BRL	187,962	USD	181,881	7/5/2023	HUB	6,081	-	6,081
BRL	187,962	USD	181,881	7/5/2023	HUB	6,081	-	6,081
BRL	187,962	USD	181,822	7/5/2023	HUB	6,140	-	6,140
BRL	187,962	USD	181,335	7/5/2023	HUB	6,627	-	6,627
BRL	187,962	USD	181,966	7/5/2023	HUB	5,996	-	5,996
BRL	187,962	USD	181,796	7/5/2023	HUB	6,166	-	6,166
BRL	187,962	USD	181,144	7/5/2023	HUB	6,818	-	6,818
BRL	187,962	USD	181,548	7/5/2023	HUB	6,414	-	6,414
BRL	187,962	USD	182,075	7/5/2023	HUB	5,887	-	5,887
BRL	187,962	USD	182,079	7/5/2023	HUB	5,883	-	5,883
BRL	187,962	USD	182,068	7/5/2023	HUB	5,894	-	5,894
BRL	187,962	USD	182,471	7/5/2023	HUB	5,491	-	5,491
BRL	187,962	USD	182,098	7/5/2023	HUB	5,864	-	5,864
BRL	187,962	USD	182,525	7/5/2023	HUB	5,437	-	5,437
BRL	187,962	USD	182,488	7/5/2023	HUB	5,474	-	5,474
BRL	187,962	USD	182,507	7/5/2023	HUB	5,455	-	5,455
BRL	187,962	USD	182,439	7/5/2023	HUB	5,523	-	5,523
BRL	187,962	USD	182,448	7/5/2023	HUB	5,514	-	5,514
BRL	187,962	USD	182,582	7/5/2023	HUB	5,380	-	5,380
BRL	187,962	USD	182,693	7/5/2023	HUB	5,269	-	5,269
BRL	187,962	USD	181,481	7/5/2023	HUB	6,481	-	6,481
BRL	187,962	USD	182,052	7/5/2023	HUB	5,910	-	5,910
BRL	187,962	USD	181,967	7/5/2023	HUB	5,995	-	5,995
BRL	187,962	USD	182,496	7/5/2023	HUB	5,466	-	5,466
BRL	208,847	USD	202,772	7/5/2023	HUB	6,075	-	6,075
BRL	208,847	USD	199,100	7/5/2023	HUB	9,747	-	9,747
BRL	208,847	USD	202,226	7/5/2023	HUB	6,621	-	6,621
BRL	208,847	USD	202,233	7/5/2023	HUB	6,614	-	6,614
BRL	208,847	USD	202,397	7/5/2023	HUB	6,450	-	6,450
BRL	208,847	USD	202,786	7/5/2023	HUB	6,061	-	6,061
BRL	208,847	USD	202,357	7/5/2023	HUB	6,490	-	6,490
BRL	208,847	USD	202,814	7/5/2023	HUB	6,033	-	6,033
BRL	208,847	USD	202,790	7/5/2023	HUB	6,057	-	6,057
BRL	208,847	USD	202,811	7/5/2023	HUB	6,036	-	6,036
BRL	208,847	USD	202,241	7/5/2023	HUB	6,606	-	6,606
BRL	208,847	USD	201,585	7/5/2023	HUB	7,262	-	7,262
BRL	208,847	USD	201,841	7/5/2023	HUB	7,006	-	7,006
BRL	208,847	USD	201,822	7/5/2023	HUB	7,025	-	7,025
BRL	208,847	USD	201,761	7/5/2023	HUB	7,086	-	7,086
BRL	208,847	USD	202,809	7/5/2023	HUB	6,038	-	6,038
BRL	208,847	USD	202,772	7/5/2023	HUB	6,075	-	6,075
BRL	208,847	USD	202,690	7/5/2023	HUB	6,157	-	6,157
BRL	208,847	USD	203,091	7/5/2023	HUB	5,756	-	5,756
BRL	208,847	USD	203,058	7/5/2023	HUB	5,789	-	5,789
BRL	208,847	USD	202,867	7/5/2023	HUB	5,980	-	5,980
KRW	227,678	USD	232,338	7/5/2023	HUB	-	(4,660)	(4,660)
KRW	227,678	USD	232,326	7/5/2023	HUB	-	(4,648)	(4,648)
KRW	227,678	USD	231,855	7/5/2023	HUB	-	(4,177)	(4,177)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
KRW	227,678	USD	231,888	7/5/2023	HUB	$-	$(4,210)	$(4,210)
KRW	227,678	USD	231,803	7/5/2023	HUB	-	(4,125)	(4,125)
KRW	227,678	USD	232,603	7/5/2023	HUB	-	(4,925)	(4,925)
KRW	227,678	USD	233,867	7/5/2023	HUB	-	(6,189)	(6,189)
KRW	227,678	USD	232,947	7/5/2023	HUB	-	(5,269)	(5,269)
KRW	227,678	USD	229,834	7/5/2023	HUB	-	(2,156)	(2,156)
KRW	227,678	USD	232,340	7/5/2023	HUB	-	(4,662)	(4,662)
KRW	227,678	USD	231,816	7/5/2023	HUB	-	(4,138)	(4,138)
KRW	227,678	USD	231,975	7/5/2023	HUB	-	(4,297)	(4,297)
KRW	227,678	USD	232,031	7/5/2023	HUB	-	(4,353)	(4,353)
KRW	227,678	USD	231,782	7/5/2023	HUB	-	(4,104)	(4,104)
KRW	227,678	USD	231,886	7/5/2023	HUB	-	(4,208)	(4,208)
KRW	227,678	USD	231,862	7/5/2023	HUB	-	(4,184)	(4,184)
KRW	227,678	USD	233,940	7/5/2023	HUB	-	(6,262)	(6,262)
KRW	227,678	USD	233,958	7/5/2023	HUB	-	(6,280)	(6,280)
BRL	229,731	USD	219,300	7/5/2023	HUB	10,431	-	10,431
BRL	229,731	USD	221,905	7/5/2023	HUB	7,826	-	7,826
BRL	229,731	USD	221,936	7/5/2023	HUB	7,795	-	7,795
BRL	229,731	USD	222,545	7/5/2023	HUB	7,186	-	7,186
BRL	229,731	USD	222,460	7/5/2023	HUB	7,271	-	7,271
BRL	229,731	USD	222,674	7/5/2023	HUB	7,057	-	7,057
BRL	229,731	USD	223,175	7/5/2023	HUB	6,556	-	6,556
BRL	229,731	USD	223,186	7/5/2023	HUB	6,545	-	6,545
BRL	229,731	USD	223,204	7/5/2023	HUB	6,527	-	6,527
BRL	229,731	USD	222,570	7/5/2023	HUB	7,161	-	7,161
BRL	229,731	USD	222,546	7/5/2023	HUB	7,185	-	7,185
BRL	229,731	USD	222,535	7/5/2023	HUB	7,196	-	7,196
BRL	229,731	USD	222,479	7/5/2023	HUB	7,252	-	7,252
BRL	229,731	USD	223,141	7/5/2023	HUB	6,590	-	6,590
BRL	229,731	USD	222,358	7/5/2023	HUB	7,373	-	7,373
BRL	229,731	USD	222,222	7/5/2023	HUB	7,509	-	7,509
BRL	229,731	USD	221,953	7/5/2023	HUB	7,778	-	7,778
BRL	229,731	USD	221,399	7/5/2023	HUB	8,332	-	8,332
BRL	229,731	USD	222,082	7/5/2023	HUB	7,649	-	7,649
BRL	229,731	USD	221,980	7/5/2023	HUB	7,751	-	7,751
BRL	229,731	USD	221,989	7/5/2023	HUB	7,742	-	7,742
BRL	229,731	USD	221,858	7/5/2023	HUB	7,873	-	7,873
BRL	229,731	USD	222,436	7/5/2023	HUB	7,295	-	7,295
KRW	246,651	USD	251,052	7/5/2023	HUB	-	(4,401)	(4,401)
BRL	250,616	USD	242,623	7/5/2023	HUB	7,993	-	7,993
BRL	250,616	USD	242,708	7/5/2023	HUB	7,908	-	7,908
BRL	250,616	USD	243,451	7/5/2023	HUB	7,165	-	7,165
BRL	250,616	USD	243,377	7/5/2023	HUB	7,239	-	7,239
BRL	250,616	USD	243,525	7/5/2023	HUB	7,091	-	7,091
BRL	250,616	USD	243,446	7/5/2023	HUB	7,170	-	7,170
BRL	250,616	USD	243,324	7/5/2023	HUB	7,292	-	7,292
BRL	250,616	USD	243,347	7/5/2023	HUB	7,269	-	7,269
BRL	250,616	USD	242,673	7/5/2023	HUB	7,943	-	7,943
BRL	250,616	USD	242,823	7/5/2023	HUB	7,793	-	7,793
BRL	250,616	USD	242,984	7/5/2023	HUB	7,632	-	7,632
BRL	250,616	USD	241,502	7/5/2023	HUB	9,114	-	9,114
BRL	250,616	USD	241,569	7/5/2023	HUB	9,047	-	9,047
BRL	250,616	USD	243,590	7/5/2023	HUB	7,026	-	7,026
BRL	250,616	USD	243,714	7/5/2023	HUB	6,902	-	6,902
BRL	250,616	USD	243,599	7/5/2023	HUB	7,017	-	7,017
BRL	250,616	USD	242,099	7/5/2023	HUB	8,517	-	8,517
BRL	250,616	USD	243,387	7/5/2023	HUB	7,229	-	7,229
BRL	271,501	USD	262,982	7/5/2023	HUB	8,519	-	8,519
BRL	271,501	USD	263,034	7/5/2023	HUB	8,467	-	8,467

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BRL	271,501	USD	262,897	7/5/2023	HUB	$8,604	$-	$8,604
BRL	271,501	USD	263,659	7/5/2023	HUB	7,842	-	7,842
BRL	271,501	USD	263,740	7/5/2023	HUB	7,761	-	7,761
BRL	271,501	USD	262,929	7/5/2023	HUB	8,572	-	8,572
BRL	271,501	USD	262,961	7/5/2023	HUB	8,540	-	8,540
BRL	271,501	USD	262,981	7/5/2023	HUB	8,520	-	8,520
BRL	271,501	USD	262,928	7/5/2023	HUB	8,573	-	8,573
BRL	292,386	USD	278,924	7/5/2023	HUB	13,462	-	13,462
BRL	292,386	USD	283,235	7/5/2023	HUB	9,151	-	9,151
BRL	292,386	USD	283,220	7/5/2023	HUB	9,166	-	9,166
BRL	292,386	USD	283,183	7/5/2023	HUB	9,203	-	9,203
BRL	292,386	USD	283,300	7/5/2023	HUB	9,086	-	9,086
BRL	292,386	USD	283,160	7/5/2023	HUB	9,226	-	9,226
BRL	292,386	USD	283,273	7/5/2023	HUB	9,113	-	9,113
BRL	292,386	USD	283,161	7/5/2023	HUB	9,225	-	9,225
BRL	292,386	USD	281,396	7/5/2023	HUB	10,990	-	10,990
BRL	292,386	USD	283,264	7/5/2023	HUB	9,122	-	9,122
KRW	303,571	USD	309,205	7/5/2023	HUB	-	(5,634)	(5,634)
KRW	303,571	USD	310,179	7/5/2023	HUB	-	(6,608)	(6,608)
KRW	303,571	USD	309,411	7/5/2023	HUB	-	(5,840)	(5,840)
KRW	303,571	USD	309,215	7/5/2023	HUB	-	(5,644)	(5,644)
KRW	303,571	USD	309,268	7/5/2023	HUB	-	(5,697)	(5,697)
KRW	303,571	USD	309,112	7/5/2023	HUB	-	(5,541)	(5,541)
KRW	303,571	USD	309,060	7/5/2023	HUB	-	(5,489)	(5,489)
KRW	303,571	USD	310,123	7/5/2023	HUB	-	(6,552)	(6,552)
KRW	303,571	USD	310,506	7/5/2023	HUB	-	(6,935)	(6,935)
KRW	303,571	USD	310,718	7/5/2023	HUB	-	(7,147)	(7,147)
KRW	303,571	USD	310,747	7/5/2023	HUB	-	(7,176)	(7,176)
KRW	303,571	USD	311,789	7/5/2023	HUB	-	(8,218)	(8,218)
KRW	303,571	USD	311,731	7/5/2023	HUB	-	(8,160)	(8,160)
KRW	303,571	USD	309,201	7/5/2023	HUB	-	(5,630)	(5,630)
KRW	303,571	USD	309,277	7/5/2023	HUB	-	(5,706)	(5,706)
KRW	303,571	USD	309,795	7/5/2023	HUB	-	(6,224)	(6,224)
KRW	303,571	USD	306,971	7/5/2023	HUB	-	(3,400)	(3,400)
KRW	303,571	USD	309,984	7/5/2023	HUB	-	(6,413)	(6,413)
KRW	303,571	USD	310,143	7/5/2023	HUB	-	(6,572)	(6,572)
KRW	303,571	USD	310,022	7/5/2023	HUB	-	(6,451)	(6,451)
KRW	303,571	USD	311,920	7/5/2023	HUB	-	(8,349)	(8,349)
KRW	303,571	USD	311,626	7/5/2023	HUB	-	(8,055)	(8,055)
BRL	313,270	USD	302,522	7/5/2023	HUB	10,748	-	10,748
BRL	313,270	USD	303,488	7/5/2023	HUB	9,782	-	9,782
BRL	313,270	USD	303,561	7/5/2023	HUB	9,709	-	9,709
BRL	313,270	USD	303,312	7/5/2023	HUB	9,958	-	9,958
BRL	313,270	USD	303,506	7/5/2023	HUB	9,764	-	9,764
BRL	313,270	USD	303,257	7/5/2023	HUB	10,013	-	10,013
BRL	313,270	USD	303,510	7/5/2023	HUB	9,760	-	9,760
BRL	313,270	USD	303,411	7/5/2023	HUB	9,859	-	9,859
BRL	313,270	USD	303,506	7/5/2023	HUB	9,764	-	9,764
BRL	313,270	USD	301,695	7/5/2023	HUB	11,575	-	11,575
BRL	313,270	USD	302,621	7/5/2023	HUB	10,649	-	10,649
BRL	334,155	USD	323,703	7/5/2023	HUB	10,452	-	10,452
BRL	334,155	USD	323,671	7/5/2023	HUB	10,484	-	10,484
BRL	334,155	USD	323,828	7/5/2023	HUB	10,327	-	10,327
BRL	334,155	USD	323,633	7/5/2023	HUB	10,522	-	10,522
BRL	334,155	USD	323,694	7/5/2023	HUB	10,461	-	10,461
BRL	334,155	USD	323,595	7/5/2023	HUB	10,560	-	10,560
BRL	334,155	USD	323,578	7/5/2023	HUB	10,577	-	10,577
BRL	334,155	USD	323,565	7/5/2023	HUB	10,590	-	10,590
BRL	334,155	USD	323,677	7/5/2023	HUB	10,478	-	10,478

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BRL	334,155	USD	323,773	7/5/2023	HUB	$10,382	$-	$10,382
BRL	334,155	USD	322,073	7/5/2023	HUB	12,082	-	12,082
BRL	334,155	USD	322,945	7/5/2023	HUB	11,210	-	11,210
BRL	334,155	USD	322,822	7/5/2023	HUB	11,333	-	11,333
BRL	334,155	USD	323,544	7/5/2023	HUB	10,611	-	10,611
BRL	334,155	USD	322,889	7/5/2023	HUB	11,266	-	11,266
BRL	355,040	USD	343,012	7/5/2023	HUB	12,028	-	12,028
BRL	355,040	USD	342,975	7/5/2023	HUB	12,065	-	12,065
BRL	355,040	USD	343,852	7/5/2023	HUB	11,188	-	11,188
BRL	355,040	USD	344,073	7/5/2023	HUB	10,967	-	10,967
BRL	355,040	USD	344,047	7/5/2023	HUB	10,993	-	10,993
BRL	363,393	USD	355,187	7/5/2023	HUB	8,206	-	8,206
BRL	375,924	USD	364,082	7/5/2023	HUB	11,842	-	11,842
BRL	375,924	USD	364,092	7/5/2023	HUB	11,832	-	11,832
BRL	375,924	USD	363,979	7/5/2023	HUB	11,945	-	11,945
BRL	375,924	USD	364,129	7/5/2023	HUB	11,795	-	11,795
BRL	375,924	USD	364,207	7/5/2023	HUB	11,717	-	11,717
BRL	375,924	USD	363,114	7/5/2023	HUB	12,810	-	12,810
KRW	379,463	USD	387,273	7/5/2023	HUB	-	(7,810)	(7,810)
KRW	379,463	USD	387,987	7/5/2023	HUB	-	(8,524)	(8,524)
KRW	379,463	USD	386,288	7/5/2023	HUB	-	(6,825)	(6,825)
KRW	379,463	USD	387,702	7/5/2023	HUB	-	(8,239)	(8,239)
KRW	379,463	USD	388,162	7/5/2023	HUB	-	(8,699)	(8,699)
KRW	379,463	USD	388,310	7/5/2023	HUB	-	(8,847)	(8,847)
KRW	379,463	USD	387,113	7/5/2023	HUB	-	(7,650)	(7,650)
KRW	379,463	USD	387,689	7/5/2023	HUB	-	(8,226)	(8,226)
BRL	396,809	USD	384,113	7/5/2023	HUB	12,696	-	12,696
BRL	396,809	USD	384,465	7/5/2023	HUB	12,344	-	12,344
BRL	396,809	USD	384,410	7/5/2023	HUB	12,399	-	12,399
BRL	396,809	USD	384,250	7/5/2023	HUB	12,559	-	12,559
BRL	396,809	USD	384,316	7/5/2023	HUB	12,493	-	12,493
BRL	396,809	USD	384,577	7/5/2023	HUB	12,232	-	12,232
BRL	396,809	USD	384,307	7/5/2023	HUB	12,502	-	12,502
BRL	396,809	USD	384,585	7/5/2023	HUB	12,224	-	12,224
BRL	396,809	USD	383,498	7/5/2023	HUB	13,311	-	13,311
BRL	396,809	USD	383,536	7/5/2023	HUB	13,273	-	13,273
BRL	396,809	USD	384,312	7/5/2023	HUB	12,497	-	12,497
BRL	417,694	USD	404,679	7/5/2023	HUB	13,015	-	13,015
BRL	417,694	USD	404,708	7/5/2023	HUB	12,986	-	12,986
BRL	417,694	USD	404,531	7/5/2023	HUB	13,163	-	13,163
BRL	417,694	USD	403,332	7/5/2023	HUB	14,362	-	14,362
BRL	417,694	USD	403,329	7/5/2023	HUB	14,365	-	14,365
BRL	417,694	USD	403,690	7/5/2023	HUB	14,004	-	14,004
BRL	417,694	USD	404,331	7/5/2023	HUB	13,363	-	13,363
BRL	417,694	USD	404,417	7/5/2023	HUB	13,277	-	13,277
BRL	438,578	USD	424,939	7/5/2023	HUB	13,639	-	13,639
BRL	438,578	USD	424,840	7/5/2023	HUB	13,738	-	13,738
BRL	438,578	USD	424,728	7/5/2023	HUB	13,850	-	13,850
BRL	438,578	USD	424,779	7/5/2023	HUB	13,799	-	13,799
BRL	438,578	USD	425,170	7/5/2023	HUB	13,408	-	13,408
BRL	438,578	USD	423,652	7/5/2023	HUB	14,926	-	14,926
KRW	455,356	USD	463,793	7/5/2023	HUB	-	(8,437)	(8,437)
KRW	455,356	USD	465,228	7/5/2023	HUB	-	(9,872)	(9,872)
KRW	455,356	USD	465,824	7/5/2023	HUB	-	(10,468)	(10,468)
KRW	455,356	USD	465,271	7/5/2023	HUB	-	(9,915)	(9,915)
KRW	455,356	USD	466,070	7/5/2023	HUB	-	(10,714)	(10,714)
KRW	455,356	USD	459,692	7/5/2023	HUB	-	(4,336)	(4,336)
KRW	455,356	USD	465,416	7/5/2023	HUB	-	(10,060)	(10,060)
BRL	455,420	USD	440,968	7/5/2023	HUB	14,452	-	14,452

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BRL	459,463	USD	443,921	7/5/2023	HUB	$15,542	$-	$15,542
BRL	459,463	USD	444,998	7/5/2023	HUB	14,465	-	14,465
BRL	459,463	USD	445,042	7/5/2023	HUB	14,421	-	14,421
BRL	459,463	USD	445,044	7/5/2023	HUB	14,419	-	14,419
BRL	459,463	USD	444,274	7/5/2023	HUB	15,189	-	15,189
BRL	459,463	USD	445,040	7/5/2023	HUB	14,423	-	14,423
BRL	480,348	USD	465,349	7/5/2023	HUB	14,999	-	14,999
BRL	480,348	USD	465,361	7/5/2023	HUB	14,987	-	14,987
BRL	480,348	USD	465,424	7/5/2023	HUB	14,924	-	14,924
BRL	480,348	USD	463,402	7/5/2023	HUB	16,946	-	16,946
BRL	480,348	USD	463,860	7/5/2023	HUB	16,488	-	16,488
BRL	501,232	USD	485,505	7/5/2023	HUB	15,727	-	15,727
BRL	501,232	USD	485,452	7/5/2023	HUB	15,780	-	15,780
KRW	522,764	USD	532,224	7/5/2023	HUB	-	(9,460)	(9,460)
BRL	563,886	USD	537,142	7/5/2023	HUB	26,744	-	26,744
KRW	570,288	USD	580,908	7/5/2023	HUB	-	(10,620)	(10,620)
BRL	584,771	USD	568,320	7/5/2023	HUB	16,451	-	16,451
BRL	605,656	USD	586,685	7/5/2023	HUB	18,971	-	18,971
KRW	607,142	USD	624,410	7/5/2023	HUB	-	(17,268)	(17,268)
BRL	614,391	USD	596,514	7/5/2023	HUB	17,877	-	17,877
BRL	626,540	USD	604,704	7/5/2023	HUB	21,836	-	21,836
BRL	630,963	USD	616,554	7/5/2023	HUB	14,409	-	14,409
BRL	668,310	USD	649,022	7/5/2023	HUB	19,288	-	19,288
BRL	716,790	USD	697,296	7/5/2023	HUB	19,494	-	19,494
BRL	720,521	USD	699,616	7/5/2023	HUB	20,905	-	20,905
KRW	723,156	USD	743,382	7/5/2023	HUB	-	(20,226)	(20,226)
BRL	729,816	USD	708,747	7/5/2023	HUB	21,069	-	21,069
BRL	737,347	USD	713,620	7/5/2023	HUB	23,727	-	23,727
BRL	742,389	USD	720,948	7/5/2023	HUB	21,441	-	21,441
BRL	754,285	USD	730,279	7/5/2023	HUB	24,006	-	24,006
KRW	760,384	USD	774,269	7/5/2023	HUB	-	(13,885)	(13,885)
KRW	774,105	USD	790,746	7/5/2023	HUB	-	(16,641)	(16,641)
BRL	844,788	USD	821,139	7/5/2023	HUB	23,649	-	23,649
KRW	850,772	USD	877,517	7/5/2023	HUB	-	(26,745)	(26,745)
BRL	906,371	USD	876,654	7/5/2023	HUB	29,717	-	29,717
BRL	918,926	USD	877,018	7/5/2023	HUB	41,908	-	41,908
BRL	921,587	USD	896,270	7/5/2023	HUB	25,317	-	25,317
BRL	939,810	USD	913,408	7/5/2023	HUB	26,402	-	26,402
BRL	942,627	USD	912,235	7/5/2023	HUB	30,392	-	30,392
BRL	960,695	USD	932,393	7/5/2023	HUB	28,302	-	28,302
KRW	1,013,845	USD	1,032,423	7/5/2023	HUB	-	(18,578)	(18,578)
BRL	1,023,349	USD	988,102	7/5/2023	HUB	35,247	-	35,247
KRW	1,041,006	USD	1,070,265	7/5/2023	HUB	-	(29,259)	(29,259)
KRW	1,042,195	USD	1,073,337	7/5/2023	HUB	-	(31,142)	(31,142)
BRL	1,065,118	USD	1,034,503	7/5/2023	HUB	30,615	-	30,615
BRL	1,075,185	USD	1,044,294	7/5/2023	HUB	30,891	-	30,891
BRL	1,086,003	USD	1,047,872	7/5/2023	HUB	38,131	-	38,131
BRL	1,148,657	USD	1,114,737	7/5/2023	HUB	33,920	-	33,920
KRW	1,156,417	USD	1,178,108	7/5/2023	HUB	-	(21,691)	(21,691)
BRL	1,156,765	USD	1,129,807	7/5/2023	HUB	26,958	-	26,958
KRW	1,191,080	USD	1,225,731	7/5/2023	HUB	-	(34,651)	(34,651)
BRL	1,201,543	USD	1,167,268	7/5/2023	HUB	34,275	-	34,275
KRW	1,207,670	USD	1,232,686	7/5/2023	HUB	-	(25,016)	(25,016)
KRW	1,249,207	USD	1,283,104	7/5/2023	HUB	-	(33,897)	(33,897)
BRL	1,279,982	USD	1,244,808	7/5/2023	HUB	35,174	-	35,174
KRW	1,290,176	USD	1,334,726	7/5/2023	HUB	-	(44,550)	(44,550)
BRL	1,295,424	USD	1,258,445	7/5/2023	HUB	36,979	-	36,979
BRL	1,295,424	USD	1,258,215	7/5/2023	HUB	37,209	-	37,209
KRW	1,318,696	USD	1,356,742	7/5/2023	HUB	-	(38,046)	(38,046)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
KRW	1,330,671	USD	1,355,085	7/5/2023	HUB	$-	$(24,414)	$(24,414)
BRL	1,357,504	USD	1,297,587	7/5/2023	HUB	59,917	-	59,917
KRW	1,366,068	USD	1,415,784	7/5/2023	HUB	-	(49,716)	(49,716)
BRL	1,367,273	USD	1,328,539	7/5/2023	HUB	38,734	-	38,734
KRW	1,375,751	USD	1,404,771	7/5/2023	HUB	-	(29,020)	(29,020)
BRL	1,377,685	USD	1,336,465	7/5/2023	HUB	41,220	-	41,220
KRW	1,379,186	USD	1,417,704	7/5/2023	HUB	-	(38,518)	(38,518)
KRW	1,409,878	USD	1,435,601	7/5/2023	HUB	-	(25,723)	(25,723)
BRL	1,459,179	USD	1,417,083	7/5/2023	HUB	42,096	-	42,096
KRW	1,467,548	USD	1,497,680	7/5/2023	HUB	-	(30,132)	(30,132)
BRL	1,470,281	USD	1,422,007	7/5/2023	HUB	48,274	-	48,274
KRW	1,474,019	USD	1,504,622	7/5/2023	HUB	-	(30,603)	(30,603)
KRW	1,489,085	USD	1,515,715	7/5/2023	HUB	-	(26,630)	(26,630)
BRL	1,503,697	USD	1,450,239	7/5/2023	HUB	53,458	-	53,458
BRL	1,504,577	USD	1,454,892	7/5/2023	HUB	49,685	-	49,685
BRL	1,508,570	USD	1,458,994	7/5/2023	HUB	49,576	-	49,576
KRW	1,530,034	USD	1,572,508	7/5/2023	HUB	-	(42,474)	(42,474)
KRW	1,552,658	USD	1,601,493	7/5/2023	HUB	-	(48,835)	(48,835)
BRL	1,587,178	USD	1,543,280	7/5/2023	HUB	43,898	-	43,898
KRW	1,630,909	USD	1,676,863	7/5/2023	HUB	-	(45,954)	(45,954)
BRL	1,649,889	USD	1,600,103	7/5/2023	HUB	49,786	-	49,786
BRL	1,722,106	USD	1,669,566	7/5/2023	HUB	52,540	-	52,540
BRL	1,756,621	USD	1,701,712	7/5/2023	HUB	54,909	-	54,909
BRL	1,821,681	USD	1,765,038	7/5/2023	HUB	56,643	-	56,643
BRL	1,965,095	USD	1,922,337	7/5/2023	HUB	42,758	-	42,758
BRL	2,102,195	USD	2,056,203	7/5/2023	HUB	45,992	-	45,992
BRL	2,146,981	USD	2,079,744	7/5/2023	HUB	67,237	-	67,237
KRW	2,428,566	USD	2,517,584	7/5/2023	HUB	-	(89,018)	(89,018)
KRW	2,504,459	USD	2,596,584	7/5/2023	HUB	-	(92,125)	(92,125)
KRW	2,504,459	USD	2,596,197	7/5/2023	HUB	-	(91,738)	(91,738)
KRW	2,618,298	USD	2,712,862	7/5/2023	HUB	-	(94,564)	(94,564)
KRW	2,808,030	USD	2,909,034	7/5/2023	HUB	-	(101,004)	(101,004)
KRW	2,883,922	USD	2,987,703	7/5/2023	HUB	-	(103,781)	(103,781)
KRW	2,883,922	USD	2,939,107	7/5/2023	HUB	-	(55,185)	(55,185)
KRW	2,959,815	USD	3,066,400	7/5/2023	HUB	-	(106,585)	(106,585)
KRW	3,111,600	USD	3,226,071	7/5/2023	HUB	-	(114,471)	(114,471)
KRW	3,263,386	USD	3,322,337	7/5/2023	HUB	-	(58,951)	(58,951)
KRW	3,566,956	USD	3,696,189	7/5/2023	HUB	-	(129,233)	(129,233)
KRW	3,971,717	USD	4,109,119	7/5/2023	HUB	-	(137,402)	(137,402)
BRL	4,176,935	USD	4,036,050	7/5/2023	HUB	140,885	-	140,885
KRW	4,945,674	USD	5,119,986	7/5/2023	HUB	-	(174,312)	(174,312)
KRW	5,691,952	USD	5,818,534	7/5/2023	HUB	-	(126,582)	(126,582)
KRW	6,450,879	USD	6,586,364	7/5/2023	HUB	-	(135,485)	(135,485)
BRL	20,884,675	USD	20,041,727	7/5/2023	HUB	842,948	-	842,948
BRL	20,884,675	USD	20,036,266	7/5/2023	HUB	848,409	-	848,409
BRL	26,807,905	USD	25,663,058	7/5/2023	HUB	1,144,847	-	1,144,847
BRL	29,483,536	USD	28,197,703	7/5/2023	HUB	1,285,833	-	1,285,833
BRL	29,483,536	USD	28,191,762	7/5/2023	HUB	1,291,774	-	1,291,774
BRL	29,483,536	USD	28,219,375	7/5/2023	HUB	1,264,161	-	1,264,161
BRL	29,483,536	USD	28,165,748	7/5/2023	HUB	1,317,788	-	1,317,788
BRL	29,483,536	USD	28,161,843	7/5/2023	HUB	1,321,693	-	1,321,693
BRL	29,483,536	USD	28,190,974	7/5/2023	HUB	1,292,562	-	1,292,562
USD	91,320,432	KRW	92,361,401	7/5/2023	HUB	-	(1,040,969)	(1,040,969)
USD	22,899,875	BRL	23,205,194	7/5/2023	HUB	-	(305,319)	(305,319)
USD	20,822,055	BRL	20,884,675	7/5/2023	HUB	-	(62,620)	(62,620)
USD	20,897,768	BRL	20,884,675	7/5/2023	HUB	13,093	-	13,093
USD	20,800,789	BRL	20,884,675	7/5/2023	HUB	-	(83,886)	(83,886)
USD	20,812,521	BRL	20,884,675	7/5/2023	HUB	-	(72,154)	(72,154)
USD	20,801,784	BRL	20,884,675	7/5/2023	HUB	-	(82,891)	(82,891)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	18,082,917	BRL	18,041,375	7/5/2023	HUB	$41,542	$-	$41,542
USD	13,949,920	BRL	13,923,117	7/5/2023	HUB	26,803	-	26,803
USD	13,966,871	BRL	13,923,117	7/5/2023	HUB	43,754	-	43,754
USD	13,950,445	BRL	13,923,116	7/5/2023	HUB	27,329	-	27,329
USD	11,479,606	BRL	11,602,597	7/5/2023	HUB	-	(122,991)	(122,991)
USD	11,479,844	BRL	11,602,597	7/5/2023	HUB	-	(122,753)	(122,753)
USD	10,448,314	BRL	10,460,970	7/5/2023	HUB	-	(12,656)	(12,656)
USD	10,389,178	BRL	10,442,337	7/5/2023	HUB	-	(53,159)	(53,159)
USD	10,414,171	BRL	10,442,337	7/5/2023	HUB	-	(28,166)	(28,166)
USD	9,494,003	BRL	9,573,810	7/5/2023	HUB	-	(79,807)	(79,807)
USD	9,488,657	BRL	9,573,810	7/5/2023	HUB	-	(85,153)	(85,153)
USD	9,148,901	BRL	9,282,078	7/5/2023	HUB	-	(133,177)	(133,177)
USD	9,198,130	BRL	9,282,078	7/5/2023	HUB	-	(83,948)	(83,948)
USD	9,198,701	BRL	9,282,078	7/5/2023	HUB	-	(83,377)	(83,377)
USD	9,170,610	BRL	9,282,078	7/5/2023	HUB	-	(111,468)	(111,468)
USD	8,229,945	BRL	8,353,870	7/5/2023	HUB	-	(123,925)	(123,925)
USD	8,232,485	BRL	8,353,870	7/5/2023	HUB	-	(121,385)	(121,385)
USD	5,903,229	BRL	5,911,489	7/5/2023	HUB	-	(8,260)	(8,260)
USD	5,894,501	BRL	5,911,489	7/5/2023	HUB	-	(16,988)	(16,988)
USD	5,776,165	BRL	5,830,450	7/5/2023	HUB	-	(54,285)	(54,285)
USD	4,107,738	BRL	4,176,935	7/5/2023	HUB	-	(69,197)	(69,197)
USD	3,390,305	BRL	3,636,807	7/5/2023	HUB	-	(246,502)	(246,502)
USD	3,267,038	BRL	3,505,751	7/5/2023	HUB	-	(238,713)	(238,713)
USD	2,896,301	BRL	3,108,331	7/5/2023	HUB	-	(212,030)	(212,030)
USD	2,651,629	BRL	2,842,192	7/5/2023	HUB	-	(190,563)	(190,563)
USD	2,603,553	BRL	2,794,358	7/5/2023	HUB	-	(190,805)	(190,805)
USD	2,489,897	BRL	2,668,769	7/5/2023	HUB	-	(178,872)	(178,872)
USD	2,335,536	BRL	2,497,431	7/5/2023	HUB	-	(161,895)	(161,895)
USD	2,310,304	BRL	2,480,385	7/5/2023	HUB	-	(170,081)	(170,081)
USD	2,231,186	BRL	2,390,629	7/5/2023	HUB	-	(159,443)	(159,443)
USD	2,226,908	BRL	2,386,194	7/5/2023	HUB	-	(159,286)	(159,286)
USD	2,186,813	BRL	2,305,146	7/5/2023	HUB	-	(118,333)	(118,333)
USD	2,186,579	BRL	2,305,146	7/5/2023	HUB	-	(118,567)	(118,567)
USD	1,997,754	BRL	2,105,523	7/5/2023	HUB	-	(107,769)	(107,769)
USD	1,997,243	BRL	2,105,523	7/5/2023	HUB	-	(108,280)	(108,280)
USD	1,997,042	BRL	2,105,523	7/5/2023	HUB	-	(108,481)	(108,481)
USD	1,927,683	BRL	2,067,583	7/5/2023	HUB	-	(139,900)	(139,900)
USD	1,907,651	BRL	2,045,316	7/5/2023	HUB	-	(137,665)	(137,665)
USD	1,834,422	BRL	1,966,063	7/5/2023	HUB	-	(131,641)	(131,641)
USD	1,812,099	BRL	1,946,631	7/5/2023	HUB	-	(134,532)	(134,532)
USD	1,720,004	BRL	1,812,790	7/5/2023	HUB	-	(92,786)	(92,786)
USD	1,660,960	BRL	1,780,084	7/5/2023	HUB	-	(119,124)	(119,124)
USD	1,637,697	BRL	1,758,248	7/5/2023	HUB	-	(120,551)	(120,551)
USD	1,546,669	BRL	1,664,056	7/5/2023	HUB	-	(117,387)	(117,387)
USD	1,540,930	BRL	1,633,507	7/5/2023	HUB	-	(92,577)	(92,577)
USD	1,523,260	BRL	1,614,060	7/5/2023	HUB	-	(90,800)	(90,800)
USD	1,510,043	BRL	1,612,887	7/5/2023	HUB	-	(102,844)	(102,844)
USD	1,464,183	BRL	1,569,864	7/5/2023	HUB	-	(105,681)	(105,681)
USD	1,461,996	BRL	1,569,864	7/5/2023	HUB	-	(107,868)	(107,868)
USD	1,467,814	BRL	1,566,805	7/5/2023	HUB	-	(98,991)	(98,991)
USD	1,442,935	BRL	1,540,968	7/5/2023	HUB	-	(98,033)	(98,033)
USD	1,412,605	BRL	1,514,065	7/5/2023	HUB	-	(101,460)	(101,460)
USD	1,371,393	BRL	1,472,184	7/5/2023	HUB	-	(100,791)	(100,791)
USD	1,443,845	BRL	1,444,026	7/5/2023	HUB	-	(181)	(181)
USD	1,365,373	BRL	1,439,684	7/5/2023	HUB	-	(74,311)	(74,311)
USD	1,336,720	BRL	1,420,158	7/5/2023	HUB	-	(83,438)	(83,438)
USD	1,287,302	BRL	1,381,480	7/5/2023	HUB	-	(94,178)	(94,178)
USD	1,238,331	BRL	1,328,127	7/5/2023	HUB	-	(89,796)	(89,796)
USD	1,166,688	BRL	1,248,716	7/5/2023	HUB	-	(82,028)	(82,028)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	1,213,822	KRW	1,214,283	7/5/2023	HUB	$-	$(461)	$(461)
USD	1,136,561	KRW	1,138,390	7/5/2023	HUB	-	(1,829)	(1,829)
USD	1,075,823	BRL	1,116,189	7/5/2023	HUB	-	(40,366)	(40,366)
USD	1,040,390	BRL	1,115,626	7/5/2023	HUB	-	(75,236)	(75,236)
USD	1,005,341	BRL	1,064,406	7/5/2023	HUB	-	(59,065)	(59,065)
USD	994,078	BRL	1,062,737	7/5/2023	HUB	-	(68,659)	(68,659)
USD	970,576	BRL	1,040,938	7/5/2023	HUB	-	(70,362)	(70,362)
USD	967,008	BRL	1,002,464	7/5/2023	HUB	-	(35,456)	(35,456)
USD	940,600	BRL	991,258	7/5/2023	HUB	-	(50,658)	(50,658)
USD	917,506	BRL	971,849	7/5/2023	HUB	-	(54,343)	(54,343)
USD	925,870	BRL	960,695	7/5/2023	HUB	-	(34,825)	(34,825)
USD	914,115	BRL	948,761	7/5/2023	HUB	-	(34,646)	(34,646)
USD	895,452	BRL	944,055	7/5/2023	HUB	-	(48,603)	(48,603)
USD	782,541	BRL	826,048	7/5/2023	HUB	-	(43,507)	(43,507)
USD	764,542	BRL	793,618	7/5/2023	HUB	-	(29,076)	(29,076)
USD	746,399	BRL	793,618	7/5/2023	HUB	-	(47,219)	(47,219)
USD	752,859	KRW	758,927	7/5/2023	HUB	-	(6,068)	(6,068)
USD	716,112	BRL	755,244	7/5/2023	HUB	-	(39,132)	(39,132)
USD	671,783	BRL	697,618	7/5/2023	HUB	-	(25,835)	(25,835)
USD	648,801	BRL	689,194	7/5/2023	HUB	-	(40,393)	(40,393)
USD	676,485	KRW	683,034	7/5/2023	HUB	-	(6,549)	(6,549)
USD	609,210	BRL	647,425	7/5/2023	HUB	-	(38,215)	(38,215)
USD	570,035	BRL	605,656	7/5/2023	HUB	-	(35,621)	(35,621)
USD	569,957	BRL	605,656	7/5/2023	HUB	-	(35,699)	(35,699)
USD	570,115	BRL	605,656	7/5/2023	HUB	-	(35,541)	(35,541)
USD	570,333	BRL	605,656	7/5/2023	HUB	-	(35,323)	(35,323)
USD	550,197	BRL	584,771	7/5/2023	HUB	-	(34,574)	(34,574)
USD	550,524	BRL	584,771	7/5/2023	HUB	-	(34,247)	(34,247)
USD	550,084	BRL	584,771	7/5/2023	HUB	-	(34,687)	(34,687)
USD	531,040	BRL	563,886	7/5/2023	HUB	-	(32,846)	(32,846)
USD	530,966	BRL	563,886	7/5/2023	HUB	-	(32,920)	(32,920)
USD	530,660	BRL	563,886	7/5/2023	HUB	-	(33,226)	(33,226)
USD	531,124	BRL	563,886	7/5/2023	HUB	-	(32,762)	(32,762)
USD	531,029	BRL	563,886	7/5/2023	HUB	-	(32,857)	(32,857)
USD	530,676	BRL	563,886	7/5/2023	HUB	-	(33,210)	(33,210)
USD	537,755	BRL	558,094	7/5/2023	HUB	-	(20,339)	(20,339)
USD	511,197	BRL	543,001	7/5/2023	HUB	-	(31,804)	(31,804)
USD	511,616	BRL	543,001	7/5/2023	HUB	-	(31,385)	(31,385)
USD	511,524	BRL	543,001	7/5/2023	HUB	-	(31,477)	(31,477)
USD	511,286	BRL	543,001	7/5/2023	HUB	-	(31,715)	(31,715)
USD	526,129	KRW	531,249	7/5/2023	HUB	-	(5,120)	(5,120)
USD	492,070	BRL	522,117	7/5/2023	HUB	-	(30,047)	(30,047)
USD	491,998	BRL	522,117	7/5/2023	HUB	-	(30,119)	(30,119)
USD	491,719	BRL	522,117	7/5/2023	HUB	-	(30,398)	(30,398)
USD	472,382	BRL	501,232	7/5/2023	HUB	-	(28,850)	(28,850)
USD	471,772	BRL	501,232	7/5/2023	HUB	-	(29,460)	(29,460)
USD	472,254	BRL	501,232	7/5/2023	HUB	-	(28,978)	(28,978)
USD	451,424	BRL	480,347	7/5/2023	HUB	-	(28,923)	(28,923)
USD	452,435	BRL	480,347	7/5/2023	HUB	-	(27,912)	(27,912)
USD	432,551	BRL	459,463	7/5/2023	HUB	-	(26,912)	(26,912)
USD	432,475	BRL	459,463	7/5/2023	HUB	-	(26,988)	(26,988)
USD	432,263	BRL	459,463	7/5/2023	HUB	-	(27,200)	(27,200)
USD	432,365	BRL	459,463	7/5/2023	HUB	-	(27,098)	(27,098)
USD	451,719	KRW	455,356	7/5/2023	HUB	-	(3,637)	(3,637)
USD	451,375	KRW	455,356	7/5/2023	HUB	-	(3,981)	(3,981)
USD	454,690	KRW	455,356	7/5/2023	HUB	-	(666)	(666)
USD	450,600	KRW	455,356	7/5/2023	HUB	-	(4,756)	(4,756)
USD	451,862	KRW	455,356	7/5/2023	HUB	-	(3,494)	(3,494)
USD	451,824	KRW	455,356	7/5/2023	HUB	-	(3,532)	(3,532)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	425,524	BRL	448,426	7/5/2023	HUB	$-	$(22,902)	$(22,902)
USD	412,390	BRL	438,578	7/5/2023	HUB	-	(26,188)	(26,188)
USD	413,192	BRL	438,578	7/5/2023	HUB	-	(25,386)	(25,386)
USD	393,546	BRL	417,693	7/5/2023	HUB	-	(24,147)	(24,147)
USD	380,884	BRL	401,224	7/5/2023	HUB	-	(20,340)	(20,340)
USD	373,685	BRL	396,809	7/5/2023	HUB	-	(23,124)	(23,124)
USD	373,728	BRL	396,809	7/5/2023	HUB	-	(23,081)	(23,081)
USD	379,348	KRW	379,463	7/5/2023	HUB	-	(115)	(115)
USD	379,187	KRW	379,463	7/5/2023	HUB	-	(276)	(276)
USD	375,065	KRW	379,463	7/5/2023	HUB	-	(4,398)	(4,398)
USD	354,208	BRL	375,924	7/5/2023	HUB	-	(21,716)	(21,716)
USD	353,761	BRL	375,924	7/5/2023	HUB	-	(22,163)	(22,163)
USD	353,689	BRL	375,924	7/5/2023	HUB	-	(22,235)	(22,235)
USD	334,099	BRL	355,039	7/5/2023	HUB	-	(20,940)	(20,940)
USD	333,874	BRL	355,039	7/5/2023	HUB	-	(21,165)	(21,165)
USD	334,504	BRL	355,039	7/5/2023	HUB	-	(20,535)	(20,535)
USD	314,412	BRL	334,155	7/5/2023	HUB	-	(19,743)	(19,743)
USD	314,625	BRL	334,155	7/5/2023	HUB	-	(19,530)	(19,530)
USD	314,356	BRL	334,155	7/5/2023	HUB	-	(19,799)	(19,799)
USD	314,327	BRL	334,155	7/5/2023	HUB	-	(19,828)	(19,828)
USD	295,067	BRL	313,270	7/5/2023	HUB	-	(18,203)	(18,203)
USD	294,848	BRL	313,270	7/5/2023	HUB	-	(18,422)	(18,422)
USD	294,746	BRL	313,270	7/5/2023	HUB	-	(18,524)	(18,524)
USD	295,123	BRL	313,270	7/5/2023	HUB	-	(18,147)	(18,147)
USD	295,166	BRL	313,270	7/5/2023	HUB	-	(18,104)	(18,104)
USD	303,858	KRW	303,571	7/5/2023	HUB	287	-	287
USD	300,567	KRW	303,571	7/5/2023	HUB	-	(3,004)	(3,004)
USD	300,913	KRW	303,571	7/5/2023	HUB	-	(2,658)	(2,658)
USD	303,442	KRW	303,571	7/5/2023	HUB	-	(129)	(129)
USD	300,610	KRW	303,571	7/5/2023	HUB	-	(2,961)	(2,961)
USD	299,909	KRW	303,571	7/5/2023	HUB	-	(3,662)	(3,662)
USD	255,712	BRL	271,501	7/5/2023	HUB	-	(15,789)	(15,789)
USD	235,763	BRL	250,616	7/5/2023	HUB	-	(14,853)	(14,853)
USD	236,168	BRL	250,616	7/5/2023	HUB	-	(14,448)	(14,448)
USD	235,953	BRL	250,616	7/5/2023	HUB	-	(14,663)	(14,663)
USD	235,749	BRL	250,616	7/5/2023	HUB	-	(14,867)	(14,867)
USD	216,335	BRL	229,731	7/5/2023	HUB	-	(13,396)	(13,396)
USD	225,591	KRW	227,678	7/5/2023	HUB	-	(2,087)	(2,087)
USD	228,168	KRW	227,678	7/5/2023	HUB	490	-	490
USD	225,574	KRW	227,678	7/5/2023	HUB	-	(2,104)	(2,104)
USD	224,963	KRW	227,678	7/5/2023	HUB	-	(2,715)	(2,715)
USD	196,632	BRL	208,847	7/5/2023	HUB	-	(12,215)	(12,215)
USD	196,649	BRL	208,847	7/5/2023	HUB	-	(12,198)	(12,198)
USD	196,582	BRL	208,847	7/5/2023	HUB	-	(12,265)	(12,265)
USD	196,390	BRL	208,847	7/5/2023	HUB	-	(12,457)	(12,457)
USD	177,820	BRL	187,962	7/5/2023	HUB	-	(10,142)	(10,142)
USD	177,668	BRL	187,962	7/5/2023	HUB	-	(10,294)	(10,294)
USD	177,658	BRL	187,962	7/5/2023	HUB	-	(10,304)	(10,304)
USD	177,962	BRL	187,962	7/5/2023	HUB	-	(10,000)	(10,000)
USD	157,909	BRL	167,077	7/5/2023	HUB	-	(9,168)	(9,168)
USD	157,921	BRL	167,077	7/5/2023	HUB	-	(9,156)	(9,156)
USD	158,096	BRL	167,077	7/5/2023	HUB	-	(8,981)	(8,981)
USD	158,171	BRL	167,077	7/5/2023	HUB	-	(8,906)	(8,906)
USD	158,204	BRL	167,077	7/5/2023	HUB	-	(8,873)	(8,873)
USD	158,299	BRL	167,077	7/5/2023	HUB	-	(8,778)	(8,778)
USD	158,032	BRL	167,077	7/5/2023	HUB	-	(9,045)	(9,045)
USD	158,221	BRL	167,077	7/5/2023	HUB	-	(8,856)	(8,856)
USD	158,015	BRL	167,077	7/5/2023	HUB	-	(9,062)	(9,062)
USD	150,044	KRW	151,785	7/5/2023	HUB	-	(1,741)	(1,741)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	138,096	BRL	146,193	7/5/2023	HUB	$-	$(8,097)	$(8,097)
USD	138,115	BRL	146,193	7/5/2023	HUB	-	(8,078)	(8,078)
USD	138,295	BRL	146,193	7/5/2023	HUB	-	(7,898)	(7,898)
USD	138,155	BRL	146,193	7/5/2023	HUB	-	(8,038)	(8,038)
USD	138,123	BRL	146,193	7/5/2023	HUB	-	(8,070)	(8,070)
USD	138,195	BRL	146,193	7/5/2023	HUB	-	(7,998)	(7,998)
USD	138,070	BRL	146,193	7/5/2023	HUB	-	(8,123)	(8,123)
USD	138,458	BRL	146,193	7/5/2023	HUB	-	(7,735)	(7,735)
USD	138,286	BRL	146,193	7/5/2023	HUB	-	(7,907)	(7,907)
USD	118,652	BRL	125,308	7/5/2023	HUB	-	(6,656)	(6,656)
USD	118,490	BRL	125,308	7/5/2023	HUB	-	(6,818)	(6,818)
USD	118,600	BRL	125,308	7/5/2023	HUB	-	(6,708)	(6,708)
USD	118,379	BRL	125,308	7/5/2023	HUB	-	(6,929)	(6,929)
USD	118,359	BRL	125,308	7/5/2023	HUB	-	(6,949)	(6,949)
USD	118,347	BRL	125,308	7/5/2023	HUB	-	(6,961)	(6,961)
USD	118,389	BRL	125,308	7/5/2023	HUB	-	(6,919)	(6,919)
USD	118,437	BRL	125,308	7/5/2023	HUB	-	(6,871)	(6,871)
USD	118,654	BRL	125,308	7/5/2023	HUB	-	(6,654)	(6,654)
USD	118,734	BRL	125,308	7/5/2023	HUB	-	(6,574)	(6,574)
USD	118,452	BRL	125,308	7/5/2023	HUB	-	(6,856)	(6,856)
USD	118,443	BRL	125,308	7/5/2023	HUB	-	(6,865)	(6,865)
USD	118,624	BRL	125,308	7/5/2023	HUB	-	(6,684)	(6,684)
USD	118,666	BRL	125,308	7/5/2023	HUB	-	(6,642)	(6,642)
USD	118,690	BRL	125,308	7/5/2023	HUB	-	(6,618)	(6,618)
USD	98,770	BRL	104,423	7/5/2023	HUB	-	(5,653)	(5,653)
USD	98,654	BRL	104,423	7/5/2023	HUB	-	(5,769)	(5,769)
USD	98,578	BRL	104,423	7/5/2023	HUB	-	(5,845)	(5,845)
USD	98,622	BRL	104,423	7/5/2023	HUB	-	(5,801)	(5,801)
USD	98,618	BRL	104,423	7/5/2023	HUB	-	(5,805)	(5,805)
USD	98,083	BRL	104,423	7/5/2023	HUB	-	(6,340)	(6,340)
USD	98,131	BRL	104,423	7/5/2023	HUB	-	(6,292)	(6,292)
USD	98,759	BRL	104,423	7/5/2023	HUB	-	(5,664)	(5,664)
USD	98,700	BRL	104,423	7/5/2023	HUB	-	(5,723)	(5,723)
USD	98,852	BRL	104,423	7/5/2023	HUB	-	(5,571)	(5,571)
USD	98,885	BRL	104,423	7/5/2023	HUB	-	(5,538)	(5,538)
USD	98,201	BRL	104,423	7/5/2023	HUB	-	(6,222)	(6,222)
USD	98,020	BRL	104,423	7/5/2023	HUB	-	(6,403)	(6,403)
USD	98,072	BRL	104,423	7/5/2023	HUB	-	(6,351)	(6,351)
USD	98,156	BRL	104,423	7/5/2023	HUB	-	(6,267)	(6,267)
USD	98,839	BRL	104,423	7/5/2023	HUB	-	(5,584)	(5,584)
USD	98,837	BRL	104,423	7/5/2023	HUB	-	(5,586)	(5,586)
USD	98,862	BRL	104,423	7/5/2023	HUB	-	(5,561)	(5,561)
USD	78,891	BRL	83,539	7/5/2023	HUB	-	(4,648)	(4,648)
USD	78,910	BRL	83,539	7/5/2023	HUB	-	(4,629)	(4,629)
USD	78,886	BRL	83,539	7/5/2023	HUB	-	(4,653)	(4,653)
USD	78,903	BRL	83,539	7/5/2023	HUB	-	(4,636)	(4,636)
USD	78,398	BRL	83,539	7/5/2023	HUB	-	(5,141)	(5,141)
USD	78,173	BRL	83,539	7/5/2023	HUB	-	(5,366)	(5,366)
USD	78,206	BRL	83,539	7/5/2023	HUB	-	(5,333)	(5,333)
USD	78,229	BRL	83,539	7/5/2023	HUB	-	(5,310)	(5,310)
USD	78,951	BRL	83,539	7/5/2023	HUB	-	(4,588)	(4,588)
USD	79,015	BRL	83,539	7/5/2023	HUB	-	(4,524)	(4,524)
USD	79,147	BRL	83,539	7/5/2023	HUB	-	(4,392)	(4,392)
USD	78,404	BRL	83,539	7/5/2023	HUB	-	(5,135)	(5,135)
USD	78,945	BRL	83,539	7/5/2023	HUB	-	(4,594)	(4,594)
USD	79,069	BRL	83,539	7/5/2023	HUB	-	(4,470)	(4,470)
USD	79,091	BRL	83,539	7/5/2023	HUB	-	(4,448)	(4,448)
USD	79,114	BRL	83,539	7/5/2023	HUB	-	(4,425)	(4,425)
USD	79,104	BRL	83,539	7/5/2023	HUB	-	(4,435)	(4,435)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	78,575	BRL	83,539	7/5/2023	HUB	$-	$(4,964)	$(4,964)
USD	78,644	BRL	83,539	7/5/2023	HUB	-	(4,895)	(4,895)
USD	78,584	BRL	83,539	7/5/2023	HUB	-	(4,955)	(4,955)
USD	78,590	BRL	83,539	7/5/2023	HUB	-	(4,949)	(4,949)
USD	78,519	BRL	83,539	7/5/2023	HUB	-	(5,020)	(5,020)
USD	78,458	BRL	83,539	7/5/2023	HUB	-	(5,081)	(5,081)
USD	78,442	BRL	83,539	7/5/2023	HUB	-	(5,097)	(5,097)
USD	78,283	BRL	83,539	7/5/2023	HUB	-	(5,256)	(5,256)
USD	78,306	BRL	83,539	7/5/2023	HUB	-	(5,233)	(5,233)
USD	79,093	BRL	83,539	7/5/2023	HUB	-	(4,446)	(4,446)
USD	79,064	BRL	83,539	7/5/2023	HUB	-	(4,475)	(4,475)
USD	79,086	BRL	83,539	7/5/2023	HUB	-	(4,453)	(4,453)
USD	79,004	BRL	83,539	7/5/2023	HUB	-	(4,535)	(4,535)
USD	75,718	KRW	75,893	7/5/2023	HUB	-	(175)	(175)
USD	75,729	KRW	75,893	7/5/2023	HUB	-	(164)	(164)
USD	59,162	BRL	62,654	7/5/2023	HUB	-	(3,492)	(3,492)
USD	59,308	BRL	62,654	7/5/2023	HUB	-	(3,346)	(3,346)
USD	59,251	BRL	62,654	7/5/2023	HUB	-	(3,403)	(3,403)
USD	59,208	BRL	62,654	7/5/2023	HUB	-	(3,446)	(3,446)
USD	59,168	BRL	62,654	7/5/2023	HUB	-	(3,486)	(3,486)
USD	58,889	BRL	62,654	7/5/2023	HUB	-	(3,765)	(3,765)
USD	58,638	BRL	62,654	7/5/2023	HUB	-	(4,016)	(4,016)
USD	58,589	BRL	62,654	7/5/2023	HUB	-	(4,065)	(4,065)
USD	58,628	BRL	62,654	7/5/2023	HUB	-	(4,026)	(4,026)
USD	59,303	BRL	62,654	7/5/2023	HUB	-	(3,351)	(3,351)
USD	59,265	BRL	62,654	7/5/2023	HUB	-	(3,389)	(3,389)
USD	59,347	BRL	62,654	7/5/2023	HUB	-	(3,307)	(3,307)
USD	59,274	BRL	62,654	7/5/2023	HUB	-	(3,380)	(3,380)
USD	59,320	BRL	62,654	7/5/2023	HUB	-	(3,334)	(3,334)
USD	58,798	BRL	62,654	7/5/2023	HUB	-	(3,856)	(3,856)
USD	58,832	BRL	62,654	7/5/2023	HUB	-	(3,822)	(3,822)
USD	58,812	BRL	62,654	7/5/2023	HUB	-	(3,842)	(3,842)
USD	58,977	BRL	62,654	7/5/2023	HUB	-	(3,677)	(3,677)
USD	58,874	BRL	62,654	7/5/2023	HUB	-	(3,780)	(3,780)
USD	58,960	BRL	62,654	7/5/2023	HUB	-	(3,694)	(3,694)
USD	58,867	BRL	62,654	7/5/2023	HUB	-	(3,787)	(3,787)
USD	58,823	BRL	62,654	7/5/2023	HUB	-	(3,831)	(3,831)
USD	58,826	BRL	62,654	7/5/2023	HUB	-	(3,828)	(3,828)
USD	58,862	BRL	62,654	7/5/2023	HUB	-	(3,792)	(3,792)
USD	58,832	BRL	62,654	7/5/2023	HUB	-	(3,822)	(3,822)
USD	58,817	BRL	62,654	7/5/2023	HUB	-	(3,837)	(3,837)
USD	58,833	BRL	62,654	7/5/2023	HUB	-	(3,821)	(3,821)
USD	58,857	BRL	62,654	7/5/2023	HUB	-	(3,797)	(3,797)
USD	58,706	BRL	62,654	7/5/2023	HUB	-	(3,948)	(3,948)
USD	58,721	BRL	62,654	7/5/2023	HUB	-	(3,933)	(3,933)
USD	58,712	BRL	62,654	7/5/2023	HUB	-	(3,942)	(3,942)
USD	58,721	BRL	62,654	7/5/2023	HUB	-	(3,933)	(3,933)
USD	58,890	BRL	62,654	7/5/2023	HUB	-	(3,764)	(3,764)
USD	58,852	BRL	62,654	7/5/2023	HUB	-	(3,802)	(3,802)
USD	58,810	BRL	62,654	7/5/2023	HUB	-	(3,844)	(3,844)
USD	59,236	BRL	62,654	7/5/2023	HUB	-	(3,418)	(3,418)
USD	59,307	BRL	62,654	7/5/2023	HUB	-	(3,347)	(3,347)
USD	59,270	BRL	62,654	7/5/2023	HUB	-	(3,384)	(3,384)
USD	59,317	BRL	62,654	7/5/2023	HUB	-	(3,337)	(3,337)
USD	59,263	BRL	62,654	7/5/2023	HUB	-	(3,391)	(3,391)
USD	39,441	BRL	41,769	7/5/2023	HUB	-	(2,328)	(2,328)
USD	39,267	BRL	41,769	7/5/2023	HUB	-	(2,502)	(2,502)
USD	39,110	BRL	41,769	7/5/2023	HUB	-	(2,659)	(2,659)
USD	39,079	BRL	41,769	7/5/2023	HUB	-	(2,690)	(2,690)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	39,199	BRL	41,769	7/5/2023	HUB	$-	$(2,570)	$(2,570)
USD	39,183	BRL	41,769	7/5/2023	HUB	-	(2,586)	(2,586)
USD	39,164	BRL	41,769	7/5/2023	HUB	-	(2,605)	(2,605)
USD	39,556	BRL	41,769	7/5/2023	HUB	-	(2,213)	(2,213)
USD	39,236	BRL	41,769	7/5/2023	HUB	-	(2,533)	(2,533)
USD	39,330	BRL	41,769	7/5/2023	HUB	-	(2,439)	(2,439)
USD	39,231	BRL	41,769	7/5/2023	HUB	-	(2,538)	(2,538)
USD	39,248	BRL	41,769	7/5/2023	HUB	-	(2,521)	(2,521)
USD	39,267	BRL	41,769	7/5/2023	HUB	-	(2,502)	(2,502)
USD	39,225	BRL	41,769	7/5/2023	HUB	-	(2,544)	(2,544)
USD	39,213	BRL	41,769	7/5/2023	HUB	-	(2,556)	(2,556)
USD	39,228	BRL	41,769	7/5/2023	HUB	-	(2,541)	(2,541)
USD	39,205	BRL	41,769	7/5/2023	HUB	-	(2,564)	(2,564)
USD	39,271	BRL	41,769	7/5/2023	HUB	-	(2,498)	(2,498)
USD	39,275	BRL	41,769	7/5/2023	HUB	-	(2,494)	(2,494)
USD	39,267	BRL	41,769	7/5/2023	HUB	-	(2,502)	(2,502)
USD	39,153	BRL	41,769	7/5/2023	HUB	-	(2,616)	(2,616)
USD	39,460	BRL	41,769	7/5/2023	HUB	-	(2,309)	(2,309)
USD	39,437	BRL	41,769	7/5/2023	HUB	-	(2,332)	(2,332)
USD	19,615	BRL	20,885	7/5/2023	HUB	-	(1,270)	(1,270)
USD	19,639	BRL	20,885	7/5/2023	HUB	-	(1,246)	(1,246)
USD	19,602	BRL	20,885	7/5/2023	HUB	-	(1,283)	(1,283)
PHP	45,284	USD	44,988	7/10/2023	HUB	296	-	296
PHP	45,284	USD	44,860	7/10/2023	HUB	424	-	424
PHP	90,569	USD	89,910	7/10/2023	HUB	659	-	659
PHP	90,569	USD	89,896	7/10/2023	HUB	673	-	673
PHP	90,569	USD	89,558	7/10/2023	HUB	1,011	-	1,011
PHP	135,853	USD	134,875	7/10/2023	HUB	978	-	978
PHP	135,853	USD	134,921	7/10/2023	HUB	932	-	932
PHP	135,853	USD	134,798	7/10/2023	HUB	1,055	-	1,055
PHP	135,853	USD	134,553	7/10/2023	HUB	1,300	-	1,300
PHP	135,853	USD	134,601	7/10/2023	HUB	1,252	-	1,252
PHP	181,138	USD	179,714	7/10/2023	HUB	1,424	-	1,424
PHP	181,138	USD	179,421	7/10/2023	HUB	1,717	-	1,717
PHP	226,422	USD	224,513	7/10/2023	HUB	1,909	-	1,909
PHP	226,422	USD	224,675	7/10/2023	HUB	1,747	-	1,747
PHP	226,422	USD	224,598	7/10/2023	HUB	1,824	-	1,824
PHP	226,422	USD	224,679	7/10/2023	HUB	1,743	-	1,743
PHP	226,422	USD	224,687	7/10/2023	HUB	1,735	-	1,735
PHP	226,422	USD	224,759	7/10/2023	HUB	1,663	-	1,663
PHP	226,422	USD	224,780	7/10/2023	HUB	1,642	-	1,642
PHP	271,706	USD	269,612	7/10/2023	HUB	2,094	-	2,094
PHP	271,706	USD	269,604	7/10/2023	HUB	2,102	-	2,102
PHP	271,706	USD	269,735	7/10/2023	HUB	1,971	-	1,971
PHP	271,706	USD	269,140	7/10/2023	HUB	2,566	-	2,566
PHP	271,706	USD	269,233	7/10/2023	HUB	2,473	-	2,473
PHP	316,991	USD	314,505	7/10/2023	HUB	2,486	-	2,486
PHP	316,991	USD	314,675	7/10/2023	HUB	2,316	-	2,316
PHP	316,991	USD	313,570	7/10/2023	HUB	3,421	-	3,421
PHP	316,991	USD	314,110	7/10/2023	HUB	2,881	-	2,881
PHP	316,991	USD	314,138	7/10/2023	HUB	2,853	-	2,853
PHP	316,991	USD	314,009	7/10/2023	HUB	2,982	-	2,982
PHP	362,275	USD	359,712	7/10/2023	HUB	2,563	-	2,563
PHP	362,275	USD	359,641	7/10/2023	HUB	2,634	-	2,634
PHP	362,275	USD	358,982	7/10/2023	HUB	3,293	-	3,293
PHP	362,275	USD	358,281	7/10/2023	HUB	3,994	-	3,994
PHP	362,275	USD	359,634	7/10/2023	HUB	2,641	-	2,641
PHP	362,275	USD	359,382	7/10/2023	HUB	2,893	-	2,893
PHP	407,560	USD	404,306	7/10/2023	HUB	3,254	-	3,254

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
PHP	633,982	USD	629,655	7/10/2023	HUB	$4,327	$-	$4,327
PHP	633,982	USD	629,548	7/10/2023	HUB	4,434	-	4,434
PHP	679,266	USD	673,990	7/10/2023	HUB	5,276	-	5,276
PHP	950,973	USD	943,838	7/10/2023	HUB	7,135	-	7,135
PHP	1,041,541	USD	1,034,861	7/10/2023	HUB	6,680	-	6,680
PHP	1,086,826	USD	1,078,730	7/10/2023	HUB	8,096	-	8,096
PHP	1,132,110	USD	1,124,123	7/10/2023	HUB	7,987	-	7,987
PHP	1,177,395	USD	1,167,679	7/10/2023	HUB	9,716	-	9,716
PHP	1,222,679	USD	1,213,830	7/10/2023	HUB	8,849	-	8,849
PHP	1,539,670	USD	1,528,337	7/10/2023	HUB	11,333	-	11,333
PHP	1,539,670	USD	1,529,762	7/10/2023	HUB	9,908	-	9,908
PHP	1,720,807	USD	1,708,805	7/10/2023	HUB	12,002	-	12,002
PHP	1,766,092	USD	1,751,550	7/10/2023	HUB	14,542	-	14,542
PHP	2,083,083	USD	2,066,005	7/10/2023	HUB	17,078	-	17,078
PHP	2,128,367	USD	2,109,394	7/10/2023	HUB	18,973	-	18,973
PHP	2,128,367	USD	2,112,891	7/10/2023	HUB	15,476	-	15,476
PHP	7,290,789	USD	7,222,840	7/10/2023	HUB	67,949	-	67,949
USD	19,003,076	PHP	19,245,872	7/10/2023	HUB	-	(242,796)	(242,796)
USD	620,986	PHP	633,982	7/10/2023	HUB	-	(12,996)	(12,996)
USD	621,096	PHP	633,982	7/10/2023	HUB	-	(12,886)	(12,886)
USD	620,612	PHP	633,982	7/10/2023	HUB	-	(13,370)	(13,370)
USD	576,088	PHP	588,697	7/10/2023	HUB	-	(12,609)	(12,609)
USD	576,809	PHP	588,697	7/10/2023	HUB	-	(11,888)	(11,888)
USD	487,726	PHP	498,128	7/10/2023	HUB	-	(10,402)	(10,402)
USD	444,223	PHP	452,844	7/10/2023	HUB	-	(8,621)	(8,621)
USD	399,816	PHP	407,560	7/10/2023	HUB	-	(7,744)	(7,744)
USD	355,372	PHP	362,275	7/10/2023	HUB	-	(6,903)	(6,903)
USD	355,347	PHP	362,275	7/10/2023	HUB	-	(6,928)	(6,928)
USD	355,410	PHP	362,275	7/10/2023	HUB	-	(6,865)	(6,865)
USD	355,334	PHP	362,275	7/10/2023	HUB	-	(6,941)	(6,941)
USD	311,363	PHP	316,991	7/10/2023	HUB	-	(5,628)	(5,628)
USD	311,061	PHP	316,991	7/10/2023	HUB	-	(5,930)	(5,930)
USD	310,956	PHP	316,991	7/10/2023	HUB	-	(6,035)	(6,035)
USD	310,918	PHP	316,991	7/10/2023	HUB	-	(6,073)	(6,073)
USD	266,875	PHP	271,706	7/10/2023	HUB	-	(4,831)	(4,831)
USD	266,398	PHP	271,706	7/10/2023	HUB	-	(5,308)	(5,308)
USD	266,837	PHP	271,706	7/10/2023	HUB	-	(4,869)	(4,869)
USD	266,453	PHP	271,706	7/10/2023	HUB	-	(5,253)	(5,253)
USD	266,444	PHP	271,706	7/10/2023	HUB	-	(5,262)	(5,262)
USD	266,481	PHP	271,706	7/10/2023	HUB	-	(5,225)	(5,225)
USD	266,643	PHP	271,706	7/10/2023	HUB	-	(5,063)	(5,063)
USD	266,658	PHP	271,706	7/10/2023	HUB	-	(5,048)	(5,048)
USD	266,494	PHP	271,706	7/10/2023	HUB	-	(5,212)	(5,212)
USD	267,603	PHP	271,706	7/10/2023	HUB	-	(4,103)	(4,103)
USD	222,408	PHP	226,422	7/10/2023	HUB	-	(4,014)	(4,014)
USD	222,357	PHP	226,422	7/10/2023	HUB	-	(4,065)	(4,065)
USD	222,622	PHP	226,422	7/10/2023	HUB	-	(3,800)	(3,800)
USD	222,155	PHP	226,422	7/10/2023	HUB	-	(4,267)	(4,267)
USD	222,520	PHP	226,422	7/10/2023	HUB	-	(3,902)	(3,902)
USD	222,127	PHP	226,422	7/10/2023	HUB	-	(4,295)	(4,295)
USD	222,092	PHP	226,422	7/10/2023	HUB	-	(4,330)	(4,330)
USD	222,068	PHP	226,422	7/10/2023	HUB	-	(4,354)	(4,354)
USD	221,500	PHP	226,422	7/10/2023	HUB	-	(4,922)	(4,922)
USD	221,918	PHP	226,422	7/10/2023	HUB	-	(4,504)	(4,504)
USD	177,984	PHP	181,138	7/10/2023	HUB	-	(3,154)	(3,154)
USD	177,889	PHP	181,138	7/10/2023	HUB	-	(3,249)	(3,249)
USD	177,979	PHP	181,138	7/10/2023	HUB	-	(3,159)	(3,159)
USD	178,024	PHP	181,138	7/10/2023	HUB	-	(3,114)	(3,114)
USD	178,054	PHP	181,138	7/10/2023	HUB	-	(3,084)	(3,084)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	177,919	PHP	181,138	7/10/2023	HUB	$-	$(3,219)	$(3,219)
USD	177,699	PHP	181,138	7/10/2023	HUB	-	(3,439)	(3,439)
USD	177,668	PHP	181,138	7/10/2023	HUB	-	(3,470)	(3,470)
USD	177,705	PHP	181,138	7/10/2023	HUB	-	(3,433)	(3,433)
USD	177,614	PHP	181,138	7/10/2023	HUB	-	(3,524)	(3,524)
USD	177,305	PHP	181,138	7/10/2023	HUB	-	(3,833)	(3,833)
USD	133,440	PHP	135,853	7/10/2023	HUB	-	(2,413)	(2,413)
USD	133,421	PHP	135,853	7/10/2023	HUB	-	(2,432)	(2,432)
USD	133,224	PHP	135,853	7/10/2023	HUB	-	(2,629)	(2,629)
USD	133,558	PHP	135,853	7/10/2023	HUB	-	(2,295)	(2,295)
USD	133,407	PHP	135,853	7/10/2023	HUB	-	(2,446)	(2,446)
USD	133,473	PHP	135,853	7/10/2023	HUB	-	(2,380)	(2,380)
USD	133,283	PHP	135,853	7/10/2023	HUB	-	(2,570)	(2,570)
USD	133,537	PHP	135,853	7/10/2023	HUB	-	(2,316)	(2,316)
USD	133,435	PHP	135,853	7/10/2023	HUB	-	(2,418)	(2,418)
USD	133,530	PHP	135,853	7/10/2023	HUB	-	(2,323)	(2,323)
USD	133,439	PHP	135,853	7/10/2023	HUB	-	(2,414)	(2,414)
USD	133,412	PHP	135,853	7/10/2023	HUB	-	(2,441)	(2,441)
USD	133,276	PHP	135,853	7/10/2023	HUB	-	(2,577)	(2,577)
USD	133,352	PHP	135,853	7/10/2023	HUB	-	(2,501)	(2,501)
USD	133,326	PHP	135,853	7/10/2023	HUB	-	(2,527)	(2,527)
USD	133,328	PHP	135,853	7/10/2023	HUB	-	(2,525)	(2,525)
USD	133,328	PHP	135,853	7/10/2023	HUB	-	(2,525)	(2,525)
USD	133,257	PHP	135,853	7/10/2023	HUB	-	(2,596)	(2,596)
USD	133,177	PHP	135,853	7/10/2023	HUB	-	(2,676)	(2,676)
USD	133,272	PHP	135,853	7/10/2023	HUB	-	(2,581)	(2,581)
USD	133,086	PHP	135,853	7/10/2023	HUB	-	(2,767)	(2,767)
USD	133,835	PHP	135,853	7/10/2023	HUB	-	(2,018)	(2,018)
USD	133,314	PHP	135,853	7/10/2023	HUB	-	(2,539)	(2,539)
USD	88,976	PHP	90,569	7/10/2023	HUB	-	(1,593)	(1,593)
USD	89,039	PHP	90,569	7/10/2023	HUB	-	(1,530)	(1,530)
USD	88,940	PHP	90,569	7/10/2023	HUB	-	(1,629)	(1,629)
USD	89,007	PHP	90,569	7/10/2023	HUB	-	(1,562)	(1,562)
USD	88,856	PHP	90,569	7/10/2023	HUB	-	(1,713)	(1,713)
USD	88,856	PHP	90,569	7/10/2023	HUB	-	(1,713)	(1,713)
USD	88,890	PHP	90,569	7/10/2023	HUB	-	(1,679)	(1,679)
USD	44,734	PHP	45,284	7/10/2023	HUB	-	(550)	(550)
USD	44,459	PHP	45,284	7/10/2023	HUB	-	(825)	(825)
USD	44,445	PHP	45,284	7/10/2023	HUB	-	(839)	(839)
USD	44,421	PHP	45,284	7/10/2023	HUB	-	(863)	(863)
USD	44,426	PHP	45,284	7/10/2023	HUB	-	(858)	(858)
USD	44,424	PHP	45,284	7/10/2023	HUB	-	(860)	(860)
USD	44,433	PHP	45,284	7/10/2023	HUB	-	(851)	(851)
USD	44,427	PHP	45,284	7/10/2023	HUB	-	(857)	(857)
USD	44,426	PHP	45,284	7/10/2023	HUB	-	(858)	(858)
USD	44,393	PHP	45,284	7/10/2023	HUB	-	(891)	(891)
CNY	1,584,339	USD	1,620,267	7/12/2023	HUB	-	(35,928)	(35,928)
CNY	45,325,857	USD	45,665,903	7/12/2023	HUB	-	(340,046)	(340,046)
USD	41,937,094	CNY	40,503,957	7/12/2023	HUB	1,433,137	-	1,433,137
USD	993,401	CNY	964,380	7/12/2023	HUB	29,021	-	29,021
USD	995,761	CNY	964,380	7/12/2023	HUB	31,381	-	31,381
USD	710,662	CNY	688,843	7/12/2023	HUB	21,819	-	21,819
USD	572,877	CNY	551,074	7/12/2023	HUB	21,803	-	21,803
USD	425,381	CNY	413,306	7/12/2023	HUB	12,075	-	12,075
USD	423,669	CNY	413,306	7/12/2023	HUB	10,363	-	10,363
USD	354,760	CNY	344,421	7/12/2023	HUB	10,339	-	10,339
USD	353,027	CNY	344,421	7/12/2023	HUB	8,606	-	8,606
USD	356,816	CNY	344,421	7/12/2023	HUB	12,395	-	12,395
USD	357,316	CNY	344,421	7/12/2023	HUB	12,895	-	12,895

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	353,072	CNY	344,421	7/12/2023	HUB	$8,651	$-	$8,651
USD	285,522	CNY	275,537	7/12/2023	HUB	9,985	-	9,985
USD	214,023	CNY	206,653	7/12/2023	HUB	7,370	-	7,370
USD	141,517	CNY	137,769	7/12/2023	HUB	3,748	-	3,748
USD	70,876	CNY	68,884	7/12/2023	HUB	1,992	-	1,992
USD	40,490,611	EUR	40,849,335	7/13/2023	HUB	-	(358,724)	(358,724)
USD	28,669,958	JPY	27,944,016	7/13/2023	HUB	725,942	-	725,942
USD	27,372,736	EUR	27,541,453	7/13/2023	HUB	-	(168,717)	(168,717)
USD	27,636,399	AUD	26,722,483	7/13/2023	HUB	913,916	-	913,916
KRW	151,914	USD	157,208	7/24/2023	HUB	-	(5,294)	(5,294)
KRW	151,914	USD	157,152	7/24/2023	HUB	-	(5,238)	(5,238)
KRW	151,914	USD	156,943	7/24/2023	HUB	-	(5,029)	(5,029)
KRW	227,870	USD	235,786	7/24/2023	HUB	-	(7,916)	(7,916)
KRW	227,870	USD	235,525	7/24/2023	HUB	-	(7,655)	(7,655)
KRW	227,870	USD	235,534	7/24/2023	HUB	-	(7,664)	(7,664)
KRW	303,827	USD	314,014	7/24/2023	HUB	-	(10,187)	(10,187)
KRW	303,827	USD	313,844	7/24/2023	HUB	-	(10,017)	(10,017)
KRW	379,784	USD	389,636	7/24/2023	HUB	-	(9,852)	(9,852)
KRW	455,741	USD	471,324	7/24/2023	HUB	-	(15,583)	(15,583)
KRW	455,741	USD	471,076	7/24/2023	HUB	-	(15,335)	(15,335)
KRW	531,697	USD	549,006	7/24/2023	HUB	-	(17,309)	(17,309)
KRW	531,697	USD	549,455	7/24/2023	HUB	-	(17,758)	(17,758)
KRW	607,654	USD	628,220	7/24/2023	HUB	-	(20,566)	(20,566)
KRW	607,654	USD	627,633	7/24/2023	HUB	-	(19,979)	(19,979)
KRW	683,611	USD	706,686	7/24/2023	HUB	-	(23,075)	(23,075)
KRW	759,568	USD	785,355	7/24/2023	HUB	-	(25,787)	(25,787)
KRW	835,524	USD	863,402	7/24/2023	HUB	-	(27,878)	(27,878)
KRW	911,481	USD	941,812	7/24/2023	HUB	-	(30,331)	(30,331)
KRW	1,367,222	USD	1,409,477	7/24/2023	HUB	-	(42,255)	(42,255)
KRW	1,519,135	USD	1,570,993	7/24/2023	HUB	-	(51,858)	(51,858)
KRW	1,974,876	USD	2,040,288	7/24/2023	HUB	-	(65,412)	(65,412)
KRW	2,430,616	USD	2,506,147	7/24/2023	HUB	-	(75,531)	(75,531)
KRW	2,658,487	USD	2,746,930	7/24/2023	HUB	-	(88,443)	(88,443)
KRW	3,569,968	USD	3,680,645	7/24/2023	HUB	-	(110,677)	(110,677)
USD	22,007,042	KRW	22,027,461	7/24/2023	HUB	-	(20,419)	(20,419)
CLP	62,182	USD	61,669	7/27/2023	HUB	513	-	513
CLP	62,182	USD	61,820	7/27/2023	HUB	362	-	362
CLP	62,182	USD	61,902	7/27/2023	HUB	280	-	280
CLP	62,182	USD	61,891	7/27/2023	HUB	291	-	291
CLP	62,182	USD	61,933	7/27/2023	HUB	249	-	249
CLP	62,182	USD	61,945	7/27/2023	HUB	237	-	237
CLP	62,182	USD	62,024	7/27/2023	HUB	158	-	158
CLP	62,182	USD	61,688	7/27/2023	HUB	494	-	494
CLP	62,182	USD	61,574	7/27/2023	HUB	608	-	608
CLP	62,182	USD	61,588	7/27/2023	HUB	594	-	594
CLP	62,182	USD	62,187	7/27/2023	HUB	-	(5)	(5)
CLP	62,182	USD	62,630	7/27/2023	HUB	-	(448)	(448)
CLP	62,182	USD	62,527	7/27/2023	HUB	-	(345)	(345)
CLP	62,182	USD	62,635	7/27/2023	HUB	-	(453)	(453)
CLP	62,182	USD	62,516	7/27/2023	HUB	-	(334)	(334)
CLP	62,182	USD	62,479	7/27/2023	HUB	-	(297)	(297)
CLP	62,182	USD	62,508	7/27/2023	HUB	-	(326)	(326)
CLP	62,182	USD	62,552	7/27/2023	HUB	-	(370)	(370)
CLP	62,182	USD	62,472	7/27/2023	HUB	-	(290)	(290)
CLP	62,182	USD	62,429	7/27/2023	HUB	-	(247)	(247)
CLP	62,182	USD	62,407	7/27/2023	HUB	-	(225)	(225)
CLP	62,182	USD	62,521	7/27/2023	HUB	-	(339)	(339)
CLP	62,182	USD	62,204	7/27/2023	HUB	-	(22)	(22)
CLP	62,182	USD	62,556	7/27/2023	HUB	-	(374)	(374)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
CLP	62,182	USD	61,729	7/27/2023	HUB	$453	$-	$453
CLP	62,182	USD	61,788	7/27/2023	HUB	394	-	394
CLP	62,182	USD	61,785	7/27/2023	HUB	397	-	397
CLP	62,182	USD	62,038	7/27/2023	HUB	144	-	144
CLP	62,182	USD	61,975	7/27/2023	HUB	207	-	207
CLP	62,182	USD	61,963	7/27/2023	HUB	219	-	219
CLP	62,182	USD	61,669	7/27/2023	HUB	513	-	513
CLP	62,182	USD	61,747	7/27/2023	HUB	435	-	435
CLP	62,182	USD	62,243	7/27/2023	HUB	-	(61)	(61)
CLP	62,182	USD	62,189	7/27/2023	HUB	-	(7)	(7)
CLP	62,182	USD	62,208	7/27/2023	HUB	-	(26)	(26)
CLP	62,182	USD	62,148	7/27/2023	HUB	34	-	34
CLP	62,182	USD	62,280	7/27/2023	HUB	-	(98)	(98)
CLP	62,182	USD	62,213	7/27/2023	HUB	-	(31)	(31)
CLP	62,182	USD	62,148	7/27/2023	HUB	34	-	34
CLP	62,182	USD	62,165	7/27/2023	HUB	17	-	17
CLP	62,182	USD	62,110	7/27/2023	HUB	72	-	72
CLP	62,182	USD	62,014	7/27/2023	HUB	168	-	168
CLP	62,182	USD	61,644	7/27/2023	HUB	538	-	538
CLP	62,182	USD	62,452	7/27/2023	HUB	-	(270)	(270)
CLP	62,182	USD	62,225	7/27/2023	HUB	-	(43)	(43)
CLP	62,182	USD	62,425	7/27/2023	HUB	-	(243)	(243)
CLP	62,182	USD	62,317	7/27/2023	HUB	-	(135)	(135)
CLP	62,182	USD	62,037	7/27/2023	HUB	145	-	145
CLP	62,182	USD	62,629	7/27/2023	HUB	-	(447)	(447)
CLP	62,182	USD	61,552	7/27/2023	HUB	630	-	630
CLP	62,182	USD	61,634	7/27/2023	HUB	548	-	548
CLP	62,182	USD	61,615	7/27/2023	HUB	567	-	567
CLP	62,182	USD	61,637	7/27/2023	HUB	545	-	545
CLP	62,182	USD	61,640	7/27/2023	HUB	542	-	542
CLP	62,182	USD	61,648	7/27/2023	HUB	534	-	534
CLP	62,182	USD	62,157	7/27/2023	HUB	25	-	25
CLP	62,182	USD	62,169	7/27/2023	HUB	13	-	13
CLP	62,182	USD	62,011	7/27/2023	HUB	171	-	171
CLP	62,182	USD	62,041	7/27/2023	HUB	141	-	141
CLP	62,182	USD	62,050	7/27/2023	HUB	132	-	132
CLP	62,182	USD	62,141	7/27/2023	HUB	41	-	41
CLP	62,182	USD	62,119	7/27/2023	HUB	63	-	63
CLP	62,182	USD	62,059	7/27/2023	HUB	123	-	123
CLP	124,365	USD	123,288	7/27/2023	HUB	1,077	-	1,077
CLP	124,365	USD	123,285	7/27/2023	HUB	1,080	-	1,080
CLP	124,365	USD	123,186	7/27/2023	HUB	1,179	-	1,179
CLP	124,365	USD	123,150	7/27/2023	HUB	1,215	-	1,215
CLP	124,365	USD	123,631	7/27/2023	HUB	734	-	734
CLP	124,365	USD	123,691	7/27/2023	HUB	674	-	674
CLP	124,365	USD	123,741	7/27/2023	HUB	624	-	624
CLP	124,365	USD	123,639	7/27/2023	HUB	726	-	726
CLP	124,365	USD	123,882	7/27/2023	HUB	483	-	483
CLP	124,365	USD	123,924	7/27/2023	HUB	441	-	441
CLP	124,365	USD	123,876	7/27/2023	HUB	489	-	489
CLP	124,365	USD	123,911	7/27/2023	HUB	454	-	454
CLP	124,365	USD	123,922	7/27/2023	HUB	443	-	443
CLP	124,365	USD	123,887	7/27/2023	HUB	478	-	478
CLP	124,365	USD	124,097	7/27/2023	HUB	268	-	268
CLP	124,365	USD	124,083	7/27/2023	HUB	282	-	282
CLP	124,365	USD	124,087	7/27/2023	HUB	278	-	278
CLP	124,365	USD	123,957	7/27/2023	HUB	408	-	408
CLP	124,365	USD	123,945	7/27/2023	HUB	420	-	420
CLP	124,365	USD	123,940	7/27/2023	HUB	425	-	425

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
CLP	124,365	USD	124,027	7/27/2023	HUB	$338	$-	$338
CLP	124,365	USD	123,341	7/27/2023	HUB	1,024	-	1,024
CLP	124,365	USD	123,173	7/27/2023	HUB	1,192	-	1,192
CLP	124,365	USD	123,130	7/27/2023	HUB	1,235	-	1,235
CLP	124,365	USD	123,160	7/27/2023	HUB	1,205	-	1,205
CLP	124,365	USD	123,123	7/27/2023	HUB	1,242	-	1,242
CLP	124,365	USD	123,179	7/27/2023	HUB	1,186	-	1,186
CLP	124,365	USD	123,392	7/27/2023	HUB	973	-	973
CLP	124,365	USD	123,401	7/27/2023	HUB	964	-	964
CLP	124,365	USD	123,350	7/27/2023	HUB	1,015	-	1,015
CLP	124,365	USD	123,239	7/27/2023	HUB	1,126	-	1,126
CLP	124,365	USD	124,428	7/27/2023	HUB	-	(63)	(63)
CLP	124,365	USD	124,453	7/27/2023	HUB	-	(88)	(88)
CLP	124,365	USD	125,441	7/27/2023	HUB	-	(1,076)	(1,076)
CLP	124,365	USD	125,529	7/27/2023	HUB	-	(1,164)	(1,164)
CLP	124,365	USD	125,295	7/27/2023	HUB	-	(930)	(930)
CLP	124,365	USD	125,523	7/27/2023	HUB	-	(1,158)	(1,158)
CLP	124,365	USD	125,531	7/27/2023	HUB	-	(1,166)	(1,166)
CLP	124,365	USD	125,468	7/27/2023	HUB	-	(1,103)	(1,103)
CLP	124,365	USD	125,468	7/27/2023	HUB	-	(1,103)	(1,103)
CLP	124,365	USD	124,688	7/27/2023	HUB	-	(323)	(323)
CLP	124,365	USD	125,050	7/27/2023	HUB	-	(685)	(685)
CLP	124,365	USD	125,251	7/27/2023	HUB	-	(886)	(886)
CLP	124,365	USD	124,935	7/27/2023	HUB	-	(570)	(570)
CLP	124,365	USD	125,197	7/27/2023	HUB	-	(832)	(832)
CLP	124,365	USD	125,122	7/27/2023	HUB	-	(757)	(757)
CLP	124,365	USD	125,249	7/27/2023	HUB	-	(884)	(884)
CLP	124,365	USD	124,936	7/27/2023	HUB	-	(571)	(571)
CLP	124,365	USD	124,270	7/27/2023	HUB	95	-	95
CLP	124,365	USD	124,381	7/27/2023	HUB	-	(16)	(16)
CLP	124,365	USD	125,313	7/27/2023	HUB	-	(948)	(948)
CLP	124,365	USD	125,276	7/27/2023	HUB	-	(911)	(911)
CLP	124,365	USD	124,036	7/27/2023	HUB	329	-	329
CLP	124,365	USD	124,033	7/27/2023	HUB	332	-	332
CLP	124,365	USD	124,033	7/27/2023	HUB	332	-	332
CLP	124,365	USD	123,924	7/27/2023	HUB	441	-	441
CLP	124,365	USD	123,899	7/27/2023	HUB	466	-	466
CLP	124,365	USD	123,994	7/27/2023	HUB	371	-	371
CLP	124,365	USD	123,931	7/27/2023	HUB	434	-	434
CLP	124,365	USD	123,947	7/27/2023	HUB	418	-	418
CLP	124,365	USD	123,913	7/27/2023	HUB	452	-	452
CLP	124,365	USD	123,910	7/27/2023	HUB	455	-	455
CLP	124,365	USD	123,365	7/27/2023	HUB	1,000	-	1,000
CLP	124,365	USD	123,443	7/27/2023	HUB	922	-	922
CLP	124,365	USD	123,223	7/27/2023	HUB	1,142	-	1,142
CLP	124,365	USD	123,168	7/27/2023	HUB	1,197	-	1,197
CLP	124,365	USD	123,401	7/27/2023	HUB	964	-	964
CLP	124,365	USD	123,393	7/27/2023	HUB	972	-	972
CLP	124,365	USD	123,422	7/27/2023	HUB	943	-	943
CLP	124,365	USD	123,419	7/27/2023	HUB	946	-	946
CLP	124,365	USD	123,469	7/27/2023	HUB	896	-	896
CLP	124,365	USD	123,393	7/27/2023	HUB	972	-	972
CLP	124,365	USD	124,408	7/27/2023	HUB	-	(43)	(43)
CLP	124,365	USD	124,504	7/27/2023	HUB	-	(139)	(139)
CLP	124,365	USD	124,431	7/27/2023	HUB	-	(66)	(66)
CLP	124,365	USD	124,484	7/27/2023	HUB	-	(119)	(119)
CLP	124,365	USD	124,366	7/27/2023	HUB	-	(1)	(1)
CLP	124,365	USD	124,431	7/27/2023	HUB	-	(66)	(66)
CLP	124,365	USD	124,583	7/27/2023	HUB	-	(218)	(218)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
CLP	124,365	USD	124,258	7/27/2023	HUB	$107	$-	$107
CLP	124,365	USD	124,499	7/27/2023	HUB	-	(134)	(134)
CLP	124,365	USD	124,375	7/27/2023	HUB	-	(10)	(10)
CLP	124,365	USD	124,060	7/27/2023	HUB	305	-	305
CLP	124,365	USD	123,654	7/27/2023	HUB	711	-	711
CLP	124,365	USD	123,497	7/27/2023	HUB	868	-	868
CLP	124,365	USD	123,349	7/27/2023	HUB	1,016	-	1,016
CLP	124,365	USD	123,329	7/27/2023	HUB	1,036	-	1,036
CLP	124,365	USD	124,880	7/27/2023	HUB	-	(515)	(515)
CLP	124,365	USD	124,534	7/27/2023	HUB	-	(169)	(169)
CLP	124,365	USD	124,807	7/27/2023	HUB	-	(442)	(442)
CLP	124,365	USD	124,755	7/27/2023	HUB	-	(390)	(390)
CLP	124,365	USD	124,813	7/27/2023	HUB	-	(448)	(448)
CLP	124,365	USD	124,866	7/27/2023	HUB	-	(501)	(501)
CLP	124,365	USD	124,875	7/27/2023	HUB	-	(510)	(510)
CLP	124,365	USD	124,541	7/27/2023	HUB	-	(176)	(176)
CLP	124,365	USD	124,628	7/27/2023	HUB	-	(263)	(263)
CLP	124,365	USD	124,931	7/27/2023	HUB	-	(566)	(566)
CLP	124,365	USD	124,902	7/27/2023	HUB	-	(537)	(537)
CLP	124,365	USD	124,723	7/27/2023	HUB	-	(358)	(358)
CLP	124,365	USD	124,744	7/27/2023	HUB	-	(379)	(379)
CLP	124,365	USD	124,040	7/27/2023	HUB	325	-	325
CLP	124,365	USD	123,882	7/27/2023	HUB	483	-	483
CLP	124,365	USD	124,333	7/27/2023	HUB	32	-	32
CLP	124,365	USD	124,117	7/27/2023	HUB	248	-	248
CLP	124,365	USD	124,085	7/27/2023	HUB	280	-	280
CLP	124,365	USD	124,093	7/27/2023	HUB	272	-	272
CLP	124,365	USD	125,531	7/27/2023	HUB	-	(1,166)	(1,166)
CLP	124,365	USD	123,890	7/27/2023	HUB	475	-	475
CLP	124,365	USD	123,157	7/27/2023	HUB	1,208	-	1,208
CLP	124,365	USD	123,286	7/27/2023	HUB	1,079	-	1,079
CLP	124,365	USD	123,185	7/27/2023	HUB	1,180	-	1,180
CLP	124,365	USD	123,376	7/27/2023	HUB	989	-	989
CLP	124,365	USD	124,470	7/27/2023	HUB	-	(105)	(105)
CLP	124,365	USD	124,757	7/27/2023	HUB	-	(392)	(392)
CLP	124,365	USD	124,707	7/27/2023	HUB	-	(342)	(342)
CLP	124,365	USD	123,259	7/27/2023	HUB	1,106	-	1,106
CLP	124,365	USD	123,315	7/27/2023	HUB	1,050	-	1,050
CLP	124,365	USD	123,306	7/27/2023	HUB	1,059	-	1,059
CLP	124,365	USD	123,423	7/27/2023	HUB	942	-	942
CLP	124,365	USD	124,292	7/27/2023	HUB	73	-	73
CLP	124,365	USD	124,310	7/27/2023	HUB	55	-	55
CLP	124,365	USD	123,581	7/27/2023	HUB	784	-	784
CLP	124,365	USD	123,577	7/27/2023	HUB	788	-	788
CLP	124,365	USD	123,634	7/27/2023	HUB	731	-	731
CLP	124,365	USD	123,994	7/27/2023	HUB	371	-	371
CLP	124,365	USD	124,130	7/27/2023	HUB	235	-	235
CLP	124,365	USD	124,315	7/27/2023	HUB	50	-	50
CLP	124,365	USD	124,253	7/27/2023	HUB	112	-	112
CLP	124,365	USD	124,272	7/27/2023	HUB	93	-	93
CLP	124,365	USD	124,374	7/27/2023	HUB	-	(9)	(9)
CLP	124,365	USD	124,330	7/27/2023	HUB	35	-	35
CLP	124,365	USD	124,357	7/27/2023	HUB	8	-	8
CLP	124,365	USD	124,462	7/27/2023	HUB	-	(97)	(97)
CLP	124,365	USD	124,207	7/27/2023	HUB	158	-	158
CLP	124,365	USD	123,850	7/27/2023	HUB	515	-	515
CLP	186,547	USD	184,998	7/27/2023	HUB	1,549	-	1,549
CLP	186,547	USD	184,982	7/27/2023	HUB	1,565	-	1,565
CLP	186,547	USD	185,979	7/27/2023	HUB	568	-	568

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
CLP	186,547	USD	185,892	7/27/2023	HUB	$655	$-	$655
CLP	186,547	USD	185,768	7/27/2023	HUB	779	-	779
CLP	186,547	USD	185,664	7/27/2023	HUB	883	-	883
CLP	186,547	USD	185,825	7/27/2023	HUB	722	-	722
CLP	186,547	USD	185,970	7/27/2023	HUB	577	-	577
CLP	186,547	USD	186,032	7/27/2023	HUB	515	-	515
CLP	186,547	USD	185,103	7/27/2023	HUB	1,444	-	1,444
CLP	186,547	USD	185,100	7/27/2023	HUB	1,447	-	1,447
CLP	186,547	USD	185,007	7/27/2023	HUB	1,540	-	1,540
CLP	186,547	USD	185,010	7/27/2023	HUB	1,537	-	1,537
CLP	186,547	USD	184,767	7/27/2023	HUB	1,780	-	1,780
CLP	186,547	USD	184,765	7/27/2023	HUB	1,782	-	1,782
CLP	186,547	USD	184,788	7/27/2023	HUB	1,759	-	1,759
CLP	186,547	USD	185,222	7/27/2023	HUB	1,325	-	1,325
CLP	186,547	USD	185,084	7/27/2023	HUB	1,463	-	1,463
CLP	186,547	USD	185,119	7/27/2023	HUB	1,428	-	1,428
CLP	186,547	USD	185,059	7/27/2023	HUB	1,488	-	1,488
CLP	186,547	USD	185,016	7/27/2023	HUB	1,531	-	1,531
CLP	186,547	USD	186,581	7/27/2023	HUB	-	(34)	(34)
CLP	186,547	USD	186,660	7/27/2023	HUB	-	(113)	(113)
CLP	186,547	USD	188,309	7/27/2023	HUB	-	(1,762)	(1,762)
CLP	186,547	USD	188,352	7/27/2023	HUB	-	(1,805)	(1,805)
CLP	186,547	USD	187,859	7/27/2023	HUB	-	(1,312)	(1,312)
CLP	186,547	USD	187,976	7/27/2023	HUB	-	(1,429)	(1,429)
CLP	186,547	USD	188,201	7/27/2023	HUB	-	(1,654)	(1,654)
CLP	186,547	USD	188,291	7/27/2023	HUB	-	(1,744)	(1,744)
CLP	186,547	USD	186,169	7/27/2023	HUB	378	-	378
CLP	186,547	USD	186,444	7/27/2023	HUB	103	-	103
CLP	186,547	USD	186,361	7/27/2023	HUB	186	-	186
CLP	186,547	USD	190,232	7/27/2023	HUB	-	(3,685)	(3,685)
CLP	186,547	USD	190,205	7/27/2023	HUB	-	(3,658)	(3,658)
CLP	186,547	USD	190,136	7/27/2023	HUB	-	(3,589)	(3,589)
CLP	186,547	USD	187,836	7/27/2023	HUB	-	(1,289)	(1,289)
CLP	186,547	USD	187,836	7/27/2023	HUB	-	(1,289)	(1,289)
CLP	186,547	USD	187,636	7/27/2023	HUB	-	(1,089)	(1,089)
CLP	186,547	USD	187,871	7/27/2023	HUB	-	(1,324)	(1,324)
CLP	186,547	USD	187,852	7/27/2023	HUB	-	(1,305)	(1,305)
CLP	186,547	USD	187,469	7/27/2023	HUB	-	(922)	(922)
CLP	186,547	USD	187,779	7/27/2023	HUB	-	(1,232)	(1,232)
CLP	186,547	USD	187,249	7/27/2023	HUB	-	(702)	(702)
CLP	186,547	USD	187,951	7/27/2023	HUB	-	(1,404)	(1,404)
CLP	186,547	USD	187,873	7/27/2023	HUB	-	(1,326)	(1,326)
CLP	186,547	USD	187,067	7/27/2023	HUB	-	(520)	(520)
CLP	186,547	USD	186,282	7/27/2023	HUB	265	-	265
CLP	186,547	USD	187,254	7/27/2023	HUB	-	(707)	(707)
CLP	186,547	USD	186,442	7/27/2023	HUB	105	-	105
CLP	186,547	USD	185,350	7/27/2023	HUB	1,197	-	1,197
CLP	186,547	USD	185,508	7/27/2023	HUB	1,039	-	1,039
CLP	186,547	USD	186,060	7/27/2023	HUB	487	-	487
CLP	186,547	USD	186,021	7/27/2023	HUB	526	-	526
CLP	186,547	USD	185,554	7/27/2023	HUB	993	-	993
CLP	186,547	USD	186,127	7/27/2023	HUB	420	-	420
CLP	186,547	USD	185,233	7/27/2023	HUB	1,314	-	1,314
CLP	186,547	USD	185,167	7/27/2023	HUB	1,380	-	1,380
CLP	186,547	USD	184,863	7/27/2023	HUB	1,684	-	1,684
CLP	186,547	USD	185,178	7/27/2023	HUB	1,369	-	1,369
CLP	186,547	USD	185,267	7/27/2023	HUB	1,280	-	1,280
CLP	186,547	USD	185,080	7/27/2023	HUB	1,467	-	1,467
CLP	186,547	USD	184,945	7/27/2023	HUB	1,602	-	1,602

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
CLP	186,547	USD	185,254	7/27/2023	HUB	$1,293	$-	$1,293
CLP	186,547	USD	185,224	7/27/2023	HUB	1,323	-	1,323
CLP	186,547	USD	186,750	7/27/2023	HUB	-	(203)	(203)
CLP	186,547	USD	186,451	7/27/2023	HUB	96	-	96
CLP	186,547	USD	186,521	7/27/2023	HUB	26	-	26
CLP	186,547	USD	186,650	7/27/2023	HUB	-	(103)	(103)
CLP	186,547	USD	186,695	7/27/2023	HUB	-	(148)	(148)
CLP	186,547	USD	186,757	7/27/2023	HUB	-	(210)	(210)
CLP	186,547	USD	186,481	7/27/2023	HUB	66	-	66
CLP	186,547	USD	186,217	7/27/2023	HUB	330	-	330
CLP	186,547	USD	185,462	7/27/2023	HUB	1,085	-	1,085
CLP	186,547	USD	187,352	7/27/2023	HUB	-	(805)	(805)
CLP	186,547	USD	187,182	7/27/2023	HUB	-	(635)	(635)
CLP	186,547	USD	187,357	7/27/2023	HUB	-	(810)	(810)
CLP	186,547	USD	186,748	7/27/2023	HUB	-	(201)	(201)
CLP	186,547	USD	187,305	7/27/2023	HUB	-	(758)	(758)
CLP	186,547	USD	186,810	7/27/2023	HUB	-	(263)	(263)
CLP	186,547	USD	187,020	7/27/2023	HUB	-	(473)	(473)
CLP	186,547	USD	186,236	7/27/2023	HUB	311	-	311
CLP	186,547	USD	185,915	7/27/2023	HUB	632	-	632
CLP	186,547	USD	186,732	7/27/2023	HUB	-	(185)	(185)
CLP	186,547	USD	187,960	7/27/2023	HUB	-	(1,413)	(1,413)
CLP	186,547	USD	188,189	7/27/2023	HUB	-	(1,642)	(1,642)
CLP	186,547	USD	187,587	7/27/2023	HUB	-	(1,040)	(1,040)
CLP	186,547	USD	187,765	7/27/2023	HUB	-	(1,218)	(1,218)
CLP	186,547	USD	185,954	7/27/2023	HUB	593	-	593
CLP	186,547	USD	185,940	7/27/2023	HUB	607	-	607
CLP	186,547	USD	186,007	7/27/2023	HUB	540	-	540
CLP	186,547	USD	185,979	7/27/2023	HUB	568	-	568
CLP	186,547	USD	184,674	7/27/2023	HUB	1,873	-	1,873
CLP	186,547	USD	184,886	7/27/2023	HUB	1,661	-	1,661
CLP	186,547	USD	184,991	7/27/2023	HUB	1,556	-	1,556
CLP	186,547	USD	185,007	7/27/2023	HUB	1,540	-	1,540
CLP	186,547	USD	186,885	7/27/2023	HUB	-	(338)	(338)
CLP	186,547	USD	190,066	7/27/2023	HUB	-	(3,519)	(3,519)
CLP	186,547	USD	190,099	7/27/2023	HUB	-	(3,552)	(3,552)
CLP	186,547	USD	190,022	7/27/2023	HUB	-	(3,475)	(3,475)
CLP	186,547	USD	184,852	7/27/2023	HUB	1,695	-	1,695
CLP	186,547	USD	185,128	7/27/2023	HUB	1,419	-	1,419
CLP	186,547	USD	185,071	7/27/2023	HUB	1,476	-	1,476
CLP	186,547	USD	185,331	7/27/2023	HUB	1,216	-	1,216
CLP	186,547	USD	186,509	7/27/2023	HUB	38	-	38
CLP	186,547	USD	185,414	7/27/2023	HUB	1,133	-	1,133
CLP	186,547	USD	185,577	7/27/2023	HUB	970	-	970
CLP	186,547	USD	186,509	7/27/2023	HUB	38	-	38
CLP	186,547	USD	186,525	7/27/2023	HUB	22	-	22
CLP	186,547	USD	186,456	7/27/2023	HUB	91	-	91
CLP	186,547	USD	186,173	7/27/2023	HUB	374	-	374
CLP	186,547	USD	186,269	7/27/2023	HUB	278	-	278
CLP	186,547	USD	185,947	7/27/2023	HUB	600	-	600
CLP	248,730	USD	246,768	7/27/2023	HUB	1,962	-	1,962
CLP	248,730	USD	247,182	7/27/2023	HUB	1,548	-	1,548
CLP	248,730	USD	247,182	7/27/2023	HUB	1,548	-	1,548
CLP	248,730	USD	247,198	7/27/2023	HUB	1,532	-	1,532
CLP	248,730	USD	248,028	7/27/2023	HUB	702	-	702
CLP	248,730	USD	247,968	7/27/2023	HUB	762	-	762
CLP	248,730	USD	247,538	7/27/2023	HUB	1,192	-	1,192
CLP	248,730	USD	246,947	7/27/2023	HUB	1,783	-	1,783
CLP	248,730	USD	246,813	7/27/2023	HUB	1,917	-	1,917

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
CLP	248,730	USD	246,929	7/27/2023	HUB	$1,801	$-	$1,801
CLP	248,730	USD	247,208	7/27/2023	HUB	1,522	-	1,522
CLP	248,730	USD	246,771	7/27/2023	HUB	1,959	-	1,959
CLP	248,730	USD	250,324	7/27/2023	HUB	-	(1,594)	(1,594)
CLP	248,730	USD	250,473	7/27/2023	HUB	-	(1,743)	(1,743)
CLP	248,730	USD	251,127	7/27/2023	HUB	-	(2,397)	(2,397)
CLP	248,730	USD	248,093	7/27/2023	HUB	637	-	637
CLP	248,730	USD	248,189	7/27/2023	HUB	541	-	541
CLP	248,730	USD	248,693	7/27/2023	HUB	37	-	37
CLP	248,730	USD	253,483	7/27/2023	HUB	-	(4,753)	(4,753)
CLP	248,730	USD	253,418	7/27/2023	HUB	-	(4,688)	(4,688)
CLP	248,730	USD	250,815	7/27/2023	HUB	-	(2,085)	(2,085)
CLP	248,730	USD	250,461	7/27/2023	HUB	-	(1,731)	(1,731)
CLP	248,730	USD	249,079	7/27/2023	HUB	-	(349)	(349)
CLP	248,730	USD	250,646	7/27/2023	HUB	-	(1,916)	(1,916)
CLP	248,730	USD	250,132	7/27/2023	HUB	-	(1,402)	(1,402)
CLP	248,730	USD	249,994	7/27/2023	HUB	-	(1,264)	(1,264)
CLP	248,730	USD	253,486	7/27/2023	HUB	-	(4,756)	(4,756)
CLP	248,730	USD	253,284	7/27/2023	HUB	-	(4,554)	(4,554)
CLP	248,730	USD	249,271	7/27/2023	HUB	-	(541)	(541)
CLP	248,730	USD	249,153	7/27/2023	HUB	-	(423)	(423)
CLP	248,730	USD	249,308	7/27/2023	HUB	-	(578)	(578)
CLP	248,730	USD	249,340	7/27/2023	HUB	-	(610)	(610)
CLP	248,730	USD	249,371	7/27/2023	HUB	-	(641)	(641)
CLP	248,730	USD	247,764	7/27/2023	HUB	966	-	966
CLP	248,730	USD	247,513	7/27/2023	HUB	1,217	-	1,217
CLP	248,730	USD	246,859	7/27/2023	HUB	1,871	-	1,871
CLP	248,730	USD	248,022	7/27/2023	HUB	708	-	708
CLP	248,730	USD	248,142	7/27/2023	HUB	588	-	588
CLP	248,730	USD	248,090	7/27/2023	HUB	640	-	640
CLP	248,730	USD	247,608	7/27/2023	HUB	1,122	-	1,122
CLP	248,730	USD	247,461	7/27/2023	HUB	1,269	-	1,269
CLP	248,730	USD	247,767	7/27/2023	HUB	963	-	963
CLP	248,730	USD	248,062	7/27/2023	HUB	668	-	668
CLP	248,730	USD	247,964	7/27/2023	HUB	766	-	766
CLP	248,730	USD	246,807	7/27/2023	HUB	1,923	-	1,923
CLP	248,730	USD	246,886	7/27/2023	HUB	1,844	-	1,844
CLP	248,730	USD	246,890	7/27/2023	HUB	1,840	-	1,840
CLP	248,730	USD	246,667	7/27/2023	HUB	2,063	-	2,063
CLP	248,730	USD	248,661	7/27/2023	HUB	69	-	69
CLP	248,730	USD	250,508	7/27/2023	HUB	-	(1,778)	(1,778)
CLP	248,730	USD	250,771	7/27/2023	HUB	-	(2,041)	(2,041)
CLP	248,730	USD	250,913	7/27/2023	HUB	-	(2,183)	(2,183)
CLP	248,730	USD	249,620	7/27/2023	HUB	-	(890)	(890)
CLP	248,730	USD	249,491	7/27/2023	HUB	-	(761)	(761)
CLP	248,730	USD	249,528	7/27/2023	HUB	-	(798)	(798)
CLP	248,730	USD	250,032	7/27/2023	HUB	-	(1,302)	(1,302)
CLP	248,730	USD	248,102	7/27/2023	HUB	628	-	628
CLP	248,730	USD	246,327	7/27/2023	HUB	2,403	-	2,403
CLP	248,730	USD	246,412	7/27/2023	HUB	2,318	-	2,318
CLP	310,912	USD	309,815	7/27/2023	HUB	1,097	-	1,097
CLP	310,912	USD	309,383	7/27/2023	HUB	1,529	-	1,529
CLP	310,912	USD	309,195	7/27/2023	HUB	1,717	-	1,717
CLP	310,912	USD	309,611	7/27/2023	HUB	1,301	-	1,301
CLP	310,912	USD	312,891	7/27/2023	HUB	-	(1,979)	(1,979)
CLP	310,912	USD	310,721	7/27/2023	HUB	191	-	191
CLP	310,912	USD	317,042	7/27/2023	HUB	-	(6,130)	(6,130)
CLP	310,912	USD	310,787	7/27/2023	HUB	125	-	125
CLP	310,912	USD	316,760	7/27/2023	HUB	-	(5,848)	(5,848)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
CLP	310,912	USD	311,212	7/27/2023	HUB	$-	$(300)	$(300)
CLP	310,912	USD	312,129	7/27/2023	HUB	-	(1,217)	(1,217)
CLP	310,912	USD	311,771	7/27/2023	HUB	-	(859)	(859)
CLP	310,912	USD	311,802	7/27/2023	HUB	-	(890)	(890)
CLP	310,912	USD	313,668	7/27/2023	HUB	-	(2,756)	(2,756)
CLP	310,912	USD	313,263	7/27/2023	HUB	-	(2,351)	(2,351)
CLP	310,912	USD	309,963	7/27/2023	HUB	949	-	949
CLP	310,912	USD	309,337	7/27/2023	HUB	1,575	-	1,575
CLP	310,912	USD	310,081	7/27/2023	HUB	831	-	831
CLP	310,912	USD	309,912	7/27/2023	HUB	1,000	-	1,000
CLP	310,912	USD	308,482	7/27/2023	HUB	2,430	-	2,430
CLP	310,912	USD	308,539	7/27/2023	HUB	2,373	-	2,373
CLP	310,912	USD	313,122	7/27/2023	HUB	-	(2,210)	(2,210)
CLP	310,912	USD	313,236	7/27/2023	HUB	-	(2,324)	(2,324)
CLP	310,912	USD	313,103	7/27/2023	HUB	-	(2,191)	(2,191)
CLP	310,912	USD	312,266	7/27/2023	HUB	-	(1,354)	(1,354)
CLP	310,912	USD	310,849	7/27/2023	HUB	63	-	63
CLP	310,912	USD	311,495	7/27/2023	HUB	-	(583)	(583)
CLP	310,912	USD	310,868	7/27/2023	HUB	44	-	44
CLP	310,912	USD	311,146	7/27/2023	HUB	-	(234)	(234)
CLP	310,912	USD	311,697	7/27/2023	HUB	-	(785)	(785)
CLP	310,912	USD	316,997	7/27/2023	HUB	-	(6,085)	(6,085)
CLP	310,912	USD	310,791	7/27/2023	HUB	121	-	121
CLP	373,095	USD	380,094	7/27/2023	HUB	-	(6,999)	(6,999)
CLP	373,095	USD	373,339	7/27/2023	HUB	-	(244)	(244)
CLP	373,095	USD	373,307	7/27/2023	HUB	-	(212)	(212)
CLP	373,095	USD	372,482	7/27/2023	HUB	613	-	613
CLP	373,095	USD	376,025	7/27/2023	HUB	-	(2,930)	(2,930)
CLP	373,095	USD	380,017	7/27/2023	HUB	-	(6,922)	(6,922)
CLP	373,095	USD	373,423	7/27/2023	HUB	-	(328)	(328)
CLP	373,095	USD	373,474	7/27/2023	HUB	-	(379)	(379)
CLP	373,095	USD	373,609	7/27/2023	HUB	-	(514)	(514)
CLP	373,095	USD	373,949	7/27/2023	HUB	-	(854)	(854)
CLP	373,095	USD	374,028	7/27/2023	HUB	-	(933)	(933)
CLP	373,095	USD	372,843	7/27/2023	HUB	252	-	252
CLP	373,095	USD	372,912	7/27/2023	HUB	183	-	183
CLP	373,095	USD	373,595	7/27/2023	HUB	-	(500)	(500)
CLP	373,095	USD	380,171	7/27/2023	HUB	-	(7,076)	(7,076)
CLP	373,095	USD	380,152	7/27/2023	HUB	-	(7,057)	(7,057)
CLP	373,095	USD	370,540	7/27/2023	HUB	2,555	-	2,555
CLP	373,095	USD	371,872	7/27/2023	HUB	1,223	-	1,223
CLP	373,095	USD	373,651	7/27/2023	HUB	-	(556)	(556)
CLP	373,095	USD	373,469	7/27/2023	HUB	-	(374)	(374)
CLP	373,095	USD	380,060	7/27/2023	HUB	-	(6,965)	(6,965)
CLP	373,095	USD	372,769	7/27/2023	HUB	326	-	326
CLP	373,095	USD	373,130	7/27/2023	HUB	-	(35)	(35)
CLP	435,277	USD	433,958	7/27/2023	HUB	1,319	-	1,319
CLP	435,277	USD	438,316	7/27/2023	HUB	-	(3,039)	(3,039)
CLP	435,277	USD	438,327	7/27/2023	HUB	-	(3,050)	(3,050)
CLP	435,277	USD	443,324	7/27/2023	HUB	-	(8,047)	(8,047)
CLP	435,277	USD	443,431	7/27/2023	HUB	-	(8,154)	(8,154)
CLP	435,277	USD	443,425	7/27/2023	HUB	-	(8,148)	(8,148)
CLP	435,277	USD	438,476	7/27/2023	HUB	-	(3,199)	(3,199)
CLP	435,277	USD	436,736	7/27/2023	HUB	-	(1,459)	(1,459)
CLP	435,277	USD	436,674	7/27/2023	HUB	-	(1,397)	(1,397)
CLP	435,277	USD	443,577	7/27/2023	HUB	-	(8,300)	(8,300)
CLP	435,277	USD	435,150	7/27/2023	HUB	127	-	127
CLP	435,277	USD	434,944	7/27/2023	HUB	333	-	333
CLP	435,277	USD	434,993	7/27/2023	HUB	284	-	284

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
CLP	497,459	USD	501,630	7/27/2023	HUB	$-	$(4,171)	$(4,171)
CLP	497,459	USD	501,857	7/27/2023	HUB	-	(4,398)	(4,398)
CLP	497,459	USD	501,146	7/27/2023	HUB	-	(3,687)	(3,687)
CLP	497,459	USD	499,151	7/27/2023	HUB	-	(1,692)	(1,692)
CLP	497,459	USD	498,510	7/27/2023	HUB	-	(1,051)	(1,051)
CLP	497,459	USD	501,303	7/27/2023	HUB	-	(3,844)	(3,844)
CLP	559,642	USD	562,690	7/27/2023	HUB	-	(3,048)	(3,048)
CLP	559,642	USD	560,629	7/27/2023	HUB	-	(987)	(987)
CLP	559,642	USD	564,717	7/27/2023	HUB	-	(5,075)	(5,075)
CLP	559,642	USD	561,753	7/27/2023	HUB	-	(2,111)	(2,111)
CLP	621,824	USD	617,368	7/27/2023	HUB	4,456	-	4,456
CLP	621,824	USD	623,239	7/27/2023	HUB	-	(1,415)	(1,415)
CLP	621,824	USD	622,789	7/27/2023	HUB	-	(965)	(965)
CLP	621,824	USD	623,898	7/27/2023	HUB	-	(2,074)	(2,074)
CLP	621,824	USD	624,087	7/27/2023	HUB	-	(2,263)	(2,263)
CLP	684,007	USD	688,680	7/27/2023	HUB	-	(4,673)	(4,673)
CLP	684,007	USD	680,348	7/27/2023	HUB	3,659	-	3,659
CLP	684,007	USD	689,025	7/27/2023	HUB	-	(5,018)	(5,018)
CLP	746,189	USD	751,785	7/27/2023	HUB	-	(5,596)	(5,596)
CLP	746,189	USD	741,418	7/27/2023	HUB	4,771	-	4,771
CLP	746,189	USD	751,145	7/27/2023	HUB	-	(4,956)	(4,956)
CLP	746,189	USD	748,288	7/27/2023	HUB	-	(2,099)	(2,099)
CLP	746,189	USD	748,811	7/27/2023	HUB	-	(2,622)	(2,622)
CLP	808,372	USD	813,955	7/27/2023	HUB	-	(5,583)	(5,583)
CLP	808,372	USD	814,966	7/27/2023	HUB	-	(6,594)	(6,594)
CLP	808,372	USD	802,767	7/27/2023	HUB	5,605	-	5,605
CLP	870,554	USD	865,469	7/27/2023	HUB	5,085	-	5,085
CLP	932,736	USD	933,939	7/27/2023	HUB	-	(1,203)	(1,203)
CLP	994,919	USD	989,866	7/27/2023	HUB	5,053	-	5,053
CLP	1,119,284	USD	1,111,482	7/27/2023	HUB	7,802	-	7,802
CLP	1,160,739	USD	1,165,007	7/27/2023	HUB	-	(4,268)	(4,268)
CLP	1,181,466	USD	1,190,044	7/27/2023	HUB	-	(8,578)	(8,578)
CLP	1,181,466	USD	1,173,375	7/27/2023	HUB	8,091	-	8,091
CLP	1,181,466	USD	1,173,506	7/27/2023	HUB	7,960	-	7,960
CLP	1,243,648	USD	1,233,745	7/27/2023	HUB	9,903	-	9,903
CLP	1,305,831	USD	1,299,039	7/27/2023	HUB	6,792	-	6,792
CLP	1,368,013	USD	1,358,293	7/27/2023	HUB	9,720	-	9,720
CLP	1,430,196	USD	1,434,452	7/27/2023	HUB	-	(4,256)	(4,256)
CLP	1,430,196	USD	1,421,842	7/27/2023	HUB	8,354	-	8,354
CLP	1,430,196	USD	1,423,320	7/27/2023	HUB	6,876	-	6,876
CLP	1,492,378	USD	1,493,615	7/27/2023	HUB	-	(1,237)	(1,237)
CLP	1,554,561	USD	1,556,605	7/27/2023	HUB	-	(2,044)	(2,044)
CLP	1,554,561	USD	1,543,877	7/27/2023	HUB	10,684	-	10,684
CLP	1,616,743	USD	1,608,592	7/27/2023	HUB	8,151	-	8,151
CLP	1,616,743	USD	1,607,737	7/27/2023	HUB	9,006	-	9,006
CLP	1,616,743	USD	1,607,141	7/27/2023	HUB	9,602	-	9,602
CLP	1,678,925	USD	1,667,642	7/27/2023	HUB	11,283	-	11,283
CLP	1,741,108	USD	1,748,383	7/27/2023	HUB	-	(7,275)	(7,275)
CLP	1,741,108	USD	1,729,997	7/27/2023	HUB	11,111	-	11,111
CLP	1,803,290	USD	1,805,526	7/27/2023	HUB	-	(2,236)	(2,236)
CLP	2,321,477	USD	2,330,508	7/27/2023	HUB	-	(9,031)	(9,031)
CLP	13,224,128	USD	12,866,742	7/27/2023	HUB	357,386	-	357,386
CLP	13,224,128	USD	12,893,421	7/27/2023	HUB	330,707	-	330,707
CLP	13,224,128	USD	12,857,563	7/27/2023	HUB	366,565	-	366,565
CLP	21,577,300	USD	21,008,658	7/27/2023	HUB	568,642	-	568,642
USD	20,199,398	CLP	20,302,560	7/27/2023	HUB	-	(103,162)	(103,162)
USD	16,547,689	CLP	16,633,798	7/27/2023	HUB	-	(86,109)	(86,109)
USD	4,740,156	CLP	4,791,704	7/27/2023	HUB	-	(51,548)	(51,548)
USD	3,790,632	CLP	3,833,363	7/27/2023	HUB	-	(42,731)	(42,731)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	3,791,845	CLP	3,833,363	7/27/2023	HUB	$-	$(41,518)	$(41,518)
USD	3,792,685	CLP	3,833,363	7/27/2023	HUB	-	(40,678)	(40,678)
USD	2,212,688	CLP	2,238,567	7/27/2023	HUB	-	(25,879)	(25,879)
USD	1,311,648	CLP	1,305,831	7/27/2023	HUB	5,817	-	5,817
USD	1,062,952	CLP	1,057,101	7/27/2023	HUB	5,851	-	5,851
USD	998,852	CLP	994,919	7/27/2023	HUB	3,933	-	3,933
USD	998,353	CLP	994,919	7/27/2023	HUB	3,434	-	3,434
USD	868,810	CLP	870,554	7/27/2023	HUB	-	(1,744)	(1,744)
USD	807,403	CLP	808,371	7/27/2023	HUB	-	(968)	(968)
USD	806,902	CLP	808,371	7/27/2023	HUB	-	(1,469)	(1,469)
USD	745,045	CLP	746,189	7/27/2023	HUB	-	(1,144)	(1,144)
USD	676,674	CLP	684,007	7/27/2023	HUB	-	(7,333)	(7,333)
USD	614,666	CLP	621,824	7/27/2023	HUB	-	(7,158)	(7,158)
USD	614,228	CLP	621,824	7/27/2023	HUB	-	(7,596)	(7,596)
USD	614,741	CLP	621,824	7/27/2023	HUB	-	(7,083)	(7,083)
USD	614,719	CLP	621,824	7/27/2023	HUB	-	(7,105)	(7,105)
USD	614,643	CLP	621,824	7/27/2023	HUB	-	(7,181)	(7,181)
USD	619,555	CLP	621,824	7/27/2023	HUB	-	(2,269)	(2,269)
USD	619,986	CLP	621,824	7/27/2023	HUB	-	(1,838)	(1,838)
USD	553,594	CLP	559,642	7/27/2023	HUB	-	(6,048)	(6,048)
USD	553,479	CLP	559,642	7/27/2023	HUB	-	(6,163)	(6,163)
USD	553,397	CLP	559,642	7/27/2023	HUB	-	(6,245)	(6,245)
USD	553,656	CLP	559,642	7/27/2023	HUB	-	(5,986)	(5,986)
USD	558,916	CLP	559,642	7/27/2023	HUB	-	(726)	(726)
USD	492,053	CLP	497,459	7/27/2023	HUB	-	(5,406)	(5,406)
USD	492,156	CLP	497,459	7/27/2023	HUB	-	(5,303)	(5,303)
USD	491,575	CLP	497,459	7/27/2023	HUB	-	(5,884)	(5,884)
USD	492,162	CLP	497,459	7/27/2023	HUB	-	(5,297)	(5,297)
USD	491,926	CLP	497,459	7/27/2023	HUB	-	(5,533)	(5,533)
USD	491,738	CLP	497,459	7/27/2023	HUB	-	(5,721)	(5,721)
USD	430,309	CLP	435,277	7/27/2023	HUB	-	(4,968)	(4,968)
USD	430,706	CLP	435,277	7/27/2023	HUB	-	(4,571)	(4,571)
USD	430,220	CLP	435,277	7/27/2023	HUB	-	(5,057)	(5,057)
USD	430,891	CLP	435,277	7/27/2023	HUB	-	(4,386)	(4,386)
USD	434,421	CLP	435,277	7/27/2023	HUB	-	(856)	(856)
USD	369,044	CLP	373,094	7/27/2023	HUB	-	(4,050)	(4,050)
USD	369,239	CLP	373,094	7/27/2023	HUB	-	(3,855)	(3,855)
USD	368,559	CLP	373,094	7/27/2023	HUB	-	(4,535)	(4,535)
USD	368,876	CLP	373,094	7/27/2023	HUB	-	(4,218)	(4,218)
USD	307,125	CLP	310,912	7/27/2023	HUB	-	(3,787)	(3,787)
USD	307,193	CLP	310,912	7/27/2023	HUB	-	(3,719)	(3,719)
USD	307,609	CLP	310,912	7/27/2023	HUB	-	(3,303)	(3,303)
USD	307,556	CLP	310,912	7/27/2023	HUB	-	(3,356)	(3,356)
USD	307,352	CLP	310,912	7/27/2023	HUB	-	(3,560)	(3,560)
USD	248,259	CLP	248,730	7/27/2023	HUB	-	(471)	(471)
USD	184,338	CLP	186,547	7/27/2023	HUB	-	(2,209)	(2,209)
BRL	20,782	USD	20,800	8/2/2023	HUB	-	(18)	(18)
BRL	20,782	USD	20,804	8/2/2023	HUB	-	(22)	(22)
BRL	20,782	USD	20,804	8/2/2023	HUB	-	(22)	(22)
BRL	20,782	USD	20,794	8/2/2023	HUB	-	(12)	(12)
BRL	20,782	USD	20,805	8/2/2023	HUB	-	(23)	(23)
BRL	20,782	USD	20,807	8/2/2023	HUB	-	(25)	(25)
BRL	20,782	USD	20,807	8/2/2023	HUB	-	(25)	(25)
BRL	20,782	USD	20,805	8/2/2023	HUB	-	(23)	(23)
BRL	20,782	USD	20,819	8/2/2023	HUB	-	(37)	(37)
BRL	20,782	USD	20,817	8/2/2023	HUB	-	(35)	(35)
BRL	20,782	USD	20,802	8/2/2023	HUB	-	(20)	(20)
BRL	20,782	USD	20,802	8/2/2023	HUB	-	(20)	(20)
BRL	20,782	USD	20,823	8/2/2023	HUB	-	(41)	(41)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BRL	20,782	USD	20,805	8/2/2023	HUB	$-	$(23)	$(23)
BRL	20,782	USD	20,803	8/2/2023	HUB	-	(21)	(21)
BRL	20,782	USD	20,813	8/2/2023	HUB	-	(31)	(31)
BRL	20,782	USD	20,807	8/2/2023	HUB	-	(25)	(25)
BRL	20,782	USD	20,804	8/2/2023	HUB	-	(22)	(22)
BRL	20,782	USD	20,835	8/2/2023	HUB	-	(53)	(53)
BRL	20,782	USD	20,804	8/2/2023	HUB	-	(22)	(22)
BRL	20,782	USD	20,797	8/2/2023	HUB	-	(15)	(15)
BRL	20,782	USD	20,792	8/2/2023	HUB	-	(10)	(10)
BRL	20,782	USD	20,794	8/2/2023	HUB	-	(12)	(12)
BRL	20,782	USD	20,790	8/2/2023	HUB	-	(8)	(8)
BRL	20,782	USD	20,800	8/2/2023	HUB	-	(18)	(18)
BRL	20,782	USD	20,812	8/2/2023	HUB	-	(30)	(30)
BRL	20,782	USD	20,816	8/2/2023	HUB	-	(34)	(34)
BRL	20,782	USD	20,841	8/2/2023	HUB	-	(59)	(59)
BRL	20,782	USD	20,833	8/2/2023	HUB	-	(51)	(51)
BRL	20,782	USD	20,809	8/2/2023	HUB	-	(27)	(27)
BRL	20,782	USD	20,794	8/2/2023	HUB	-	(12)	(12)
BRL	20,782	USD	20,803	8/2/2023	HUB	-	(21)	(21)
BRL	20,782	USD	20,839	8/2/2023	HUB	-	(57)	(57)
BRL	41,564	USD	41,596	8/2/2023	HUB	-	(32)	(32)
BRL	41,564	USD	41,610	8/2/2023	HUB	-	(46)	(46)
BRL	41,564	USD	41,632	8/2/2023	HUB	-	(68)	(68)
BRL	41,564	USD	41,672	8/2/2023	HUB	-	(108)	(108)
BRL	41,564	USD	41,663	8/2/2023	HUB	-	(99)	(99)
BRL	41,564	USD	41,653	8/2/2023	HUB	-	(89)	(89)
BRL	41,564	USD	41,671	8/2/2023	HUB	-	(107)	(107)
BRL	41,564	USD	41,660	8/2/2023	HUB	-	(96)	(96)
BRL	41,564	USD	41,608	8/2/2023	HUB	-	(44)	(44)
BRL	41,564	USD	41,595	8/2/2023	HUB	-	(31)	(31)
BRL	41,564	USD	41,653	8/2/2023	HUB	-	(89)	(89)
BRL	41,564	USD	41,682	8/2/2023	HUB	-	(118)	(118)
BRL	41,564	USD	41,592	8/2/2023	HUB	-	(28)	(28)
BRL	41,564	USD	41,658	8/2/2023	HUB	-	(94)	(94)
BRL	41,564	USD	41,666	8/2/2023	HUB	-	(102)	(102)
BRL	41,564	USD	41,636	8/2/2023	HUB	-	(72)	(72)
BRL	41,564	USD	41,656	8/2/2023	HUB	-	(92)	(92)
BRL	62,346	USD	62,477	8/2/2023	HUB	-	(131)	(131)
BRL	62,346	USD	62,520	8/2/2023	HUB	-	(174)	(174)
BRL	62,346	USD	62,497	8/2/2023	HUB	-	(151)	(151)
BRL	62,346	USD	62,471	8/2/2023	HUB	-	(125)	(125)
BRL	62,346	USD	62,399	8/2/2023	HUB	-	(53)	(53)
BRL	62,346	USD	62,383	8/2/2023	HUB	-	(37)	(37)
BRL	62,346	USD	62,454	8/2/2023	HUB	-	(108)	(108)
BRL	62,346	USD	62,500	8/2/2023	HUB	-	(154)	(154)
BRL	62,346	USD	62,480	8/2/2023	HUB	-	(134)	(134)
BRL	62,346	USD	62,376	8/2/2023	HUB	-	(30)	(30)
BRL	62,346	USD	62,443	8/2/2023	HUB	-	(97)	(97)
BRL	62,346	USD	62,520	8/2/2023	HUB	-	(174)	(174)
BRL	62,346	USD	62,499	8/2/2023	HUB	-	(153)	(153)
BRL	62,346	USD	62,444	8/2/2023	HUB	-	(98)	(98)
BRL	62,346	USD	62,513	8/2/2023	HUB	-	(167)	(167)
BRL	62,346	USD	62,515	8/2/2023	HUB	-	(169)	(169)
BRL	83,128	USD	83,284	8/2/2023	HUB	-	(156)	(156)
BRL	83,128	USD	83,288	8/2/2023	HUB	-	(160)	(160)
BRL	83,128	USD	83,126	8/2/2023	HUB	2	-	2
BRL	83,128	USD	83,284	8/2/2023	HUB	-	(156)	(156)
BRL	83,128	USD	83,323	8/2/2023	HUB	-	(195)	(195)
BRL	83,128	USD	83,311	8/2/2023	HUB	-	(183)	(183)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BRL	83,128	USD	83,307	8/2/2023	HUB	$-	$(179)	$(179)
BRL	83,128	USD	83,272	8/2/2023	HUB	-	(144)	(144)
BRL	83,128	USD	83,173	8/2/2023	HUB	-	(45)	(45)
BRL	83,128	USD	83,316	8/2/2023	HUB	-	(188)	(188)
BRL	83,128	USD	83,164	8/2/2023	HUB	-	(36)	(36)
BRL	83,128	USD	83,119	8/2/2023	HUB	9	-	9
BRL	83,128	USD	83,259	8/2/2023	HUB	-	(131)	(131)
BRL	83,128	USD	83,356	8/2/2023	HUB	-	(228)	(228)
BRL	103,910	USD	104,153	8/2/2023	HUB	-	(243)	(243)
BRL	103,910	USD	103,892	8/2/2023	HUB	18	-	18
BRL	103,910	USD	103,698	8/2/2023	HUB	212	-	212
BRL	103,910	USD	103,677	8/2/2023	HUB	233	-	233
BRL	103,910	USD	104,122	8/2/2023	HUB	-	(212)	(212)
BRL	103,910	USD	103,968	8/2/2023	HUB	-	(58)	(58)
BRL	103,910	USD	104,151	8/2/2023	HUB	-	(241)	(241)
BRL	103,910	USD	104,073	8/2/2023	HUB	-	(163)	(163)
BRL	103,910	USD	104,183	8/2/2023	HUB	-	(273)	(273)
BRL	103,910	USD	103,995	8/2/2023	HUB	-	(85)	(85)
BRL	103,910	USD	104,174	8/2/2023	HUB	-	(264)	(264)
BRL	103,910	USD	104,186	8/2/2023	HUB	-	(276)	(276)
BRL	103,910	USD	104,304	8/2/2023	HUB	-	(394)	(394)
BRL	103,910	USD	104,228	8/2/2023	HUB	-	(318)	(318)
BRL	103,910	USD	104,174	8/2/2023	HUB	-	(264)	(264)
BRL	103,910	USD	104,403	8/2/2023	HUB	-	(493)	(493)
BRL	103,910	USD	104,358	8/2/2023	HUB	-	(448)	(448)
BRL	103,910	USD	104,101	8/2/2023	HUB	-	(191)	(191)
BRL	103,910	USD	104,095	8/2/2023	HUB	-	(185)	(185)
BRL	124,692	USD	124,840	8/2/2023	HUB	-	(148)	(148)
BRL	124,692	USD	124,412	8/2/2023	HUB	280	-	280
BRL	124,692	USD	125,063	8/2/2023	HUB	-	(371)	(371)
BRL	124,692	USD	125,073	8/2/2023	HUB	-	(381)	(381)
BRL	124,692	USD	124,860	8/2/2023	HUB	-	(168)	(168)
BRL	124,692	USD	124,899	8/2/2023	HUB	-	(207)	(207)
BRL	145,474	USD	145,210	8/2/2023	HUB	264	-	264
BRL	145,474	USD	145,735	8/2/2023	HUB	-	(261)	(261)
BRL	145,474	USD	145,539	8/2/2023	HUB	-	(65)	(65)
BRL	145,474	USD	145,460	8/2/2023	HUB	14	-	14
BRL	145,474	USD	145,670	8/2/2023	HUB	-	(196)	(196)
BRL	145,474	USD	146,101	8/2/2023	HUB	-	(627)	(627)
BRL	145,474	USD	145,861	8/2/2023	HUB	-	(387)	(387)
BRL	166,256	USD	165,945	8/2/2023	HUB	311	-	311
BRL	166,256	USD	166,698	8/2/2023	HUB	-	(442)	(442)
BRL	166,256	USD	166,559	8/2/2023	HUB	-	(303)	(303)
BRL	166,256	USD	165,755	8/2/2023	HUB	501	-	501
BRL	166,256	USD	166,555	8/2/2023	HUB	-	(299)	(299)
BRL	166,256	USD	166,374	8/2/2023	HUB	-	(118)	(118)
BRL	166,256	USD	166,410	8/2/2023	HUB	-	(154)	(154)
BRL	166,256	USD	166,471	8/2/2023	HUB	-	(215)	(215)
BRL	166,256	USD	166,121	8/2/2023	HUB	135	-	135
BRL	166,256	USD	165,982	8/2/2023	HUB	274	-	274
BRL	166,256	USD	166,549	8/2/2023	HUB	-	(293)	(293)
BRL	166,256	USD	166,483	8/2/2023	HUB	-	(227)	(227)
BRL	166,256	USD	166,515	8/2/2023	HUB	-	(259)	(259)
BRL	166,256	USD	166,524	8/2/2023	HUB	-	(268)	(268)
BRL	187,038	USD	186,593	8/2/2023	HUB	445	-	445
BRL	187,038	USD	186,679	8/2/2023	HUB	359	-	359
BRL	187,038	USD	186,734	8/2/2023	HUB	304	-	304
BRL	187,038	USD	187,326	8/2/2023	HUB	-	(288)	(288)
BRL	187,038	USD	187,403	8/2/2023	HUB	-	(365)	(365)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BRL	187,038	USD	187,054	8/2/2023	HUB	$-	$(16)	$(16)
BRL	187,038	USD	187,578	8/2/2023	HUB	-	(540)	(540)
BRL	187,038	USD	187,102	8/2/2023	HUB	-	(64)	(64)
BRL	187,038	USD	187,309	8/2/2023	HUB	-	(271)	(271)
BRL	187,038	USD	186,498	8/2/2023	HUB	540	-	540
BRL	187,038	USD	187,548	8/2/2023	HUB	-	(510)	(510)
BRL	187,038	USD	187,590	8/2/2023	HUB	-	(552)	(552)
BRL	187,038	USD	187,675	8/2/2023	HUB	-	(637)	(637)
BRL	187,038	USD	187,524	8/2/2023	HUB	-	(486)	(486)
BRL	187,038	USD	186,854	8/2/2023	HUB	184	-	184
BRL	187,038	USD	186,711	8/2/2023	HUB	327	-	327
BRL	187,038	USD	186,486	8/2/2023	HUB	552	-	552
BRL	187,038	USD	187,391	8/2/2023	HUB	-	(353)	(353)
BRL	187,038	USD	187,375	8/2/2023	HUB	-	(337)	(337)
BRL	187,038	USD	187,400	8/2/2023	HUB	-	(362)	(362)
BRL	207,820	USD	207,405	8/2/2023	HUB	415	-	415
BRL	207,820	USD	207,276	8/2/2023	HUB	544	-	544
BRL	207,820	USD	208,113	8/2/2023	HUB	-	(293)	(293)
BRL	207,820	USD	208,093	8/2/2023	HUB	-	(273)	(273)
BRL	207,820	USD	208,091	8/2/2023	HUB	-	(271)	(271)
BRL	207,820	USD	207,849	8/2/2023	HUB	-	(29)	(29)
BRL	207,820	USD	207,421	8/2/2023	HUB	399	-	399
BRL	207,820	USD	207,865	8/2/2023	HUB	-	(45)	(45)
BRL	207,820	USD	208,028	8/2/2023	HUB	-	(208)	(208)
BRL	207,820	USD	207,023	8/2/2023	HUB	797	-	797
BRL	207,820	USD	208,367	8/2/2023	HUB	-	(547)	(547)
BRL	207,820	USD	207,728	8/2/2023	HUB	92	-	92
BRL	207,820	USD	207,645	8/2/2023	HUB	175	-	175
BRL	207,820	USD	207,156	8/2/2023	HUB	664	-	664
BRL	228,602	USD	228,110	8/2/2023	HUB	492	-	492
BRL	228,602	USD	227,800	8/2/2023	HUB	802	-	802
BRL	228,602	USD	228,207	8/2/2023	HUB	395	-	395
BRL	228,602	USD	229,079	8/2/2023	HUB	-	(477)	(477)
BRL	228,602	USD	229,234	8/2/2023	HUB	-	(632)	(632)
BRL	228,602	USD	228,657	8/2/2023	HUB	-	(55)	(55)
BRL	228,602	USD	227,623	8/2/2023	HUB	979	-	979
BRL	228,602	USD	229,040	8/2/2023	HUB	-	(438)	(438)
BRL	249,384	USD	248,695	8/2/2023	HUB	689	-	689
BRL	249,384	USD	249,185	8/2/2023	HUB	199	-	199
BRL	249,384	USD	249,837	8/2/2023	HUB	-	(453)	(453)
BRL	249,384	USD	248,396	8/2/2023	HUB	988	-	988
BRL	249,384	USD	248,700	8/2/2023	HUB	684	-	684
BRL	270,166	USD	269,710	8/2/2023	HUB	456	-	456
BRL	270,166	USD	269,692	8/2/2023	HUB	474	-	474
BRL	270,166	USD	269,760	8/2/2023	HUB	406	-	406
BRL	270,166	USD	269,888	8/2/2023	HUB	278	-	278
BRL	290,948	USD	290,084	8/2/2023	HUB	864	-	864
BRL	290,948	USD	290,656	8/2/2023	HUB	292	-	292
BRL	311,729	USD	311,477	8/2/2023	HUB	252	-	252
BRL	311,729	USD	310,793	8/2/2023	HUB	936	-	936
BRL	311,729	USD	311,218	8/2/2023	HUB	511	-	511
BRL	311,729	USD	310,597	8/2/2023	HUB	1,132	-	1,132
BRL	311,729	USD	310,964	8/2/2023	HUB	765	-	765
BRL	311,729	USD	310,708	8/2/2023	HUB	1,021	-	1,021
BRL	332,511	USD	331,723	8/2/2023	HUB	788	-	788
BRL	332,511	USD	331,962	8/2/2023	HUB	549	-	549
BRL	353,293	USD	352,163	8/2/2023	HUB	1,130	-	1,130
BRL	353,293	USD	352,891	8/2/2023	HUB	402	-	402
BRL	353,293	USD	353,338	8/2/2023	HUB	-	(45)	(45)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BRL	353,293	USD	352,591	8/2/2023	HUB	$702	$-	$702
BRL	353,293	USD	352,453	8/2/2023	HUB	840	-	840
BRL	374,075	USD	373,232	8/2/2023	HUB	843	-	843
BRL	374,075	USD	373,552	8/2/2023	HUB	523	-	523
BRL	374,075	USD	373,358	8/2/2023	HUB	717	-	717
BRL	374,075	USD	372,593	8/2/2023	HUB	1,482	-	1,482
BRL	394,857	USD	394,038	8/2/2023	HUB	819	-	819
BRL	394,857	USD	393,684	8/2/2023	HUB	1,173	-	1,173
BRL	394,857	USD	394,403	8/2/2023	HUB	454	-	454
BRL	415,639	USD	414,998	8/2/2023	HUB	641	-	641
BRL	415,639	USD	414,708	8/2/2023	HUB	931	-	931
BRL	415,639	USD	414,926	8/2/2023	HUB	713	-	713
BRL	415,639	USD	414,435	8/2/2023	HUB	1,204	-	1,204
BRL	415,639	USD	414,709	8/2/2023	HUB	930	-	930
BRL	415,639	USD	414,580	8/2/2023	HUB	1,059	-	1,059
BRL	436,421	USD	435,965	8/2/2023	HUB	456	-	456
BRL	436,421	USD	435,543	8/2/2023	HUB	878	-	878
BRL	436,421	USD	435,459	8/2/2023	HUB	962	-	962
BRL	436,421	USD	435,084	8/2/2023	HUB	1,337	-	1,337
BRL	436,421	USD	436,563	8/2/2023	HUB	-	(142)	(142)
BRL	436,421	USD	435,350	8/2/2023	HUB	1,071	-	1,071
BRL	436,421	USD	435,089	8/2/2023	HUB	1,332	-	1,332
BRL	457,203	USD	456,002	8/2/2023	HUB	1,201	-	1,201
BRL	457,203	USD	456,632	8/2/2023	HUB	571	-	571
BRL	457,203	USD	456,782	8/2/2023	HUB	421	-	421
BRL	457,203	USD	456,161	8/2/2023	HUB	1,042	-	1,042
BRL	457,203	USD	456,034	8/2/2023	HUB	1,169	-	1,169
BRL	457,203	USD	455,741	8/2/2023	HUB	1,462	-	1,462
BRL	457,203	USD	455,742	8/2/2023	HUB	1,461	-	1,461
BRL	457,203	USD	456,062	8/2/2023	HUB	1,141	-	1,141
BRL	477,985	USD	476,899	8/2/2023	HUB	1,086	-	1,086
BRL	477,985	USD	477,366	8/2/2023	HUB	619	-	619
BRL	477,985	USD	477,331	8/2/2023	HUB	654	-	654
BRL	477,985	USD	476,003	8/2/2023	HUB	1,982	-	1,982
BRL	498,767	USD	498,023	8/2/2023	HUB	744	-	744
BRL	519,549	USD	517,791	8/2/2023	HUB	1,758	-	1,758
BRL	519,549	USD	518,801	8/2/2023	HUB	748	-	748
BRL	519,549	USD	518,952	8/2/2023	HUB	597	-	597
BRL	519,549	USD	518,380	8/2/2023	HUB	1,169	-	1,169
BRL	519,549	USD	518,017	8/2/2023	HUB	1,532	-	1,532
BRL	519,549	USD	518,547	8/2/2023	HUB	1,002	-	1,002
BRL	519,549	USD	518,748	8/2/2023	HUB	801	-	801
BRL	519,549	USD	518,547	8/2/2023	HUB	1,002	-	1,002
BRL	540,331	USD	539,453	8/2/2023	HUB	878	-	878
BRL	540,331	USD	539,318	8/2/2023	HUB	1,013	-	1,013
BRL	540,331	USD	539,702	8/2/2023	HUB	629	-	629
BRL	581,895	USD	581,249	8/2/2023	HUB	646	-	646
BRL	581,895	USD	580,850	8/2/2023	HUB	1,045	-	1,045
BRL	602,677	USD	601,061	8/2/2023	HUB	1,616	-	1,616
BRL	602,677	USD	602,280	8/2/2023	HUB	397	-	397
BRL	602,677	USD	601,735	8/2/2023	HUB	942	-	942
BRL	602,677	USD	602,435	8/2/2023	HUB	242	-	242
BRL	623,459	USD	621,414	8/2/2023	HUB	2,045	-	2,045
BRL	623,459	USD	621,858	8/2/2023	HUB	1,601	-	1,601
BRL	623,459	USD	622,532	8/2/2023	HUB	927	-	927
BRL	665,023	USD	662,993	8/2/2023	HUB	2,030	-	2,030
BRL	685,805	USD	684,449	8/2/2023	HUB	1,356	-	1,356
BRL	706,587	USD	705,299	8/2/2023	HUB	1,288	-	1,288
BRL	706,587	USD	705,526	8/2/2023	HUB	1,061	-	1,061

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BRL	706,587	USD	705,891	8/2/2023	HUB	$696	$-	$696
BRL	727,369	USD	725,593	8/2/2023	HUB	1,776	-	1,776
BRL	748,151	USD	746,826	8/2/2023	HUB	1,325	-	1,325
BRL	748,151	USD	746,786	8/2/2023	HUB	1,365	-	1,365
BRL	748,151	USD	747,385	8/2/2023	HUB	766	-	766
BRL	748,151	USD	746,713	8/2/2023	HUB	1,438	-	1,438
BRL	768,933	USD	767,857	8/2/2023	HUB	1,076	-	1,076
BRL	768,933	USD	767,298	8/2/2023	HUB	1,635	-	1,635
BRL	768,933	USD	767,922	8/2/2023	HUB	1,011	-	1,011
BRL	789,715	USD	788,857	8/2/2023	HUB	858	-	858
BRL	789,715	USD	788,790	8/2/2023	HUB	925	-	925
BRL	789,715	USD	788,742	8/2/2023	HUB	973	-	973
BRL	810,497	USD	809,227	8/2/2023	HUB	1,270	-	1,270
BRL	890,783	USD	849,720	8/2/2023	HUB	41,063	-	41,063
BRL	1,436,924	USD	1,436,454	8/2/2023	HUB	470	-	470
BRL	2,244,452	USD	2,250,797	8/2/2023	HUB	-	(6,345)	(6,345)
BRL	5,882,415	USD	5,873,340	8/2/2023	HUB	9,075	-	9,075
BRL	5,882,415	USD	5,864,639	8/2/2023	HUB	17,776	-	17,776
BRL	8,907,827	USD	8,492,080	8/2/2023	HUB	415,747	-	415,747
BRL	8,907,827	USD	8,494,066	8/2/2023	HUB	413,761	-	413,761
BRL	8,907,827	USD	8,483,743	8/2/2023	HUB	424,084	-	424,084
BRL	8,907,828	USD	8,489,289	8/2/2023	HUB	418,539	-	418,539
BRL	9,236,427	USD	9,102,059	8/2/2023	HUB	134,368	-	134,368
BRL	9,236,427	USD	9,123,677	8/2/2023	HUB	112,750	-	112,750
BRL	9,236,427	USD	9,151,594	8/2/2023	HUB	84,833	-	84,833
BRL	9,236,427	USD	9,151,048	8/2/2023	HUB	85,379	-	85,379
BRL	10,409,522	USD	10,395,405	8/2/2023	HUB	14,117	-	14,117
BRL	11,545,534	USD	11,421,290	8/2/2023	HUB	124,244	-	124,244
BRL	11,545,534	USD	11,421,208	8/2/2023	HUB	124,326	-	124,326
BRL	13,854,641	USD	13,878,567	8/2/2023	HUB	-	(23,926)	(23,926)
BRL	13,854,641	USD	13,878,105	8/2/2023	HUB	-	(23,464)	(23,464)
BRL	13,854,641	USD	13,894,823	8/2/2023	HUB	-	(40,182)	(40,182)
BRL	17,952,646	USD	17,990,278	8/2/2023	HUB	-	(37,632)	(37,632)
BRL	23,091,068	USD	22,782,536	8/2/2023	HUB	308,532	-	308,532
BRL	25,823,792	USD	24,600,703	8/2/2023	HUB	1,223,089	-	1,223,089
BRL	34,636,602	USD	33,068,586	8/2/2023	HUB	1,568,016	-	1,568,016
BRL	34,636,602	USD	33,069,406	8/2/2023	HUB	1,567,196	-	1,567,196
BRL	34,636,602	USD	33,160,171	8/2/2023	HUB	1,476,431	-	1,476,431
USD	1,391,450	BRL	1,411,875	8/2/2023	HUB	-	(20,425)	(20,425)
USD	1,080,573	BRL	1,096,779	8/2/2023	HUB	-	(16,206)	(16,206)
USD	996,917	BRL	1,011,945	8/2/2023	HUB	-	(15,028)	(15,028)
USD	895,133	BRL	907,479	8/2/2023	HUB	-	(12,346)	(12,346)
USD	860,041	BRL	872,575	8/2/2023	HUB	-	(12,534)	(12,534)
USD	583,588	BRL	581,895	8/2/2023	HUB	1,693	-	1,693
USD	564,338	BRL	561,113	8/2/2023	HUB	3,225	-	3,225
USD	564,063	BRL	561,113	8/2/2023	HUB	2,950	-	2,950
USD	522,080	BRL	519,549	8/2/2023	HUB	2,531	-	2,531
USD	502,544	BRL	509,002	8/2/2023	HUB	-	(6,458)	(6,458)
USD	501,987	BRL	498,767	8/2/2023	HUB	3,220	-	3,220
USD	501,118	BRL	498,767	8/2/2023	HUB	2,351	-	2,351
USD	502,013	BRL	498,767	8/2/2023	HUB	3,246	-	3,246
USD	480,448	BRL	477,985	8/2/2023	HUB	2,463	-	2,463
USD	480,960	BRL	477,985	8/2/2023	HUB	2,975	-	2,975
USD	480,393	BRL	477,985	8/2/2023	HUB	2,408	-	2,408
USD	459,463	BRL	457,203	8/2/2023	HUB	2,260	-	2,260
USD	459,527	BRL	457,203	8/2/2023	HUB	2,324	-	2,324
USD	459,406	BRL	457,203	8/2/2023	HUB	2,203	-	2,203
USD	438,541	BRL	436,421	8/2/2023	HUB	2,120	-	2,120
USD	439,307	BRL	436,421	8/2/2023	HUB	2,886	-	2,886

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	438,578	BRL	436,421	8/2/2023	HUB	$2,157	$-	$2,157
USD	438,670	BRL	436,421	8/2/2023	HUB	2,249	-	2,249
USD	396,718	BRL	394,857	8/2/2023	HUB	1,861	-	1,861
USD	396,900	BRL	394,857	8/2/2023	HUB	2,043	-	2,043
USD	396,850	BRL	394,857	8/2/2023	HUB	1,993	-	1,993
USD	396,801	BRL	394,857	8/2/2023	HUB	1,944	-	1,944
USD	397,232	BRL	394,857	8/2/2023	HUB	2,375	-	2,375
USD	382,600	BRL	387,811	8/2/2023	HUB	-	(5,211)	(5,211)
USD	369,573	BRL	374,075	8/2/2023	HUB	-	(4,502)	(4,502)
USD	376,474	BRL	374,075	8/2/2023	HUB	2,399	-	2,399
USD	364,593	BRL	369,633	8/2/2023	HUB	-	(5,040)	(5,040)
USD	348,904	BRL	353,293	8/2/2023	HUB	-	(4,389)	(4,389)
USD	348,720	BRL	353,293	8/2/2023	HUB	-	(4,573)	(4,573)
USD	348,685	BRL	353,293	8/2/2023	HUB	-	(4,608)	(4,608)
USD	348,882	BRL	353,293	8/2/2023	HUB	-	(4,411)	(4,411)
USD	355,044	BRL	353,293	8/2/2023	HUB	1,751	-	1,751
USD	354,936	BRL	353,293	8/2/2023	HUB	1,643	-	1,643
USD	328,205	BRL	332,511	8/2/2023	HUB	-	(4,306)	(4,306)
USD	334,306	BRL	332,511	8/2/2023	HUB	1,795	-	1,795
USD	334,097	BRL	332,511	8/2/2023	HUB	1,586	-	1,586
USD	307,301	BRL	311,729	8/2/2023	HUB	-	(4,428)	(4,428)
USD	307,353	BRL	311,729	8/2/2023	HUB	-	(4,376)	(4,376)
USD	307,358	BRL	311,729	8/2/2023	HUB	-	(4,371)	(4,371)
USD	287,394	BRL	290,947	8/2/2023	HUB	-	(3,553)	(3,553)
USD	287,238	BRL	290,947	8/2/2023	HUB	-	(3,709)	(3,709)
USD	287,276	BRL	290,947	8/2/2023	HUB	-	(3,671)	(3,671)
USD	286,832	BRL	290,947	8/2/2023	HUB	-	(4,115)	(4,115)
USD	287,067	BRL	290,947	8/2/2023	HUB	-	(3,880)	(3,880)
USD	287,120	BRL	290,947	8/2/2023	HUB	-	(3,827)	(3,827)
USD	287,450	BRL	290,947	8/2/2023	HUB	-	(3,497)	(3,497)
USD	286,855	BRL	290,947	8/2/2023	HUB	-	(4,092)	(4,092)
USD	286,926	BRL	290,947	8/2/2023	HUB	-	(4,021)	(4,021)
USD	287,073	BRL	290,947	8/2/2023	HUB	-	(3,874)	(3,874)
USD	287,090	BRL	290,947	8/2/2023	HUB	-	(3,857)	(3,857)
USD	286,926	BRL	290,947	8/2/2023	HUB	-	(4,021)	(4,021)
USD	286,914	BRL	290,947	8/2/2023	HUB	-	(4,033)	(4,033)
USD	287,356	BRL	290,947	8/2/2023	HUB	-	(3,591)	(3,591)
USD	266,983	BRL	270,165	8/2/2023	HUB	-	(3,182)	(3,182)
USD	266,672	BRL	270,165	8/2/2023	HUB	-	(3,493)	(3,493)
USD	266,721	BRL	270,165	8/2/2023	HUB	-	(3,444)	(3,444)
USD	266,607	BRL	270,165	8/2/2023	HUB	-	(3,558)	(3,558)
USD	266,624	BRL	270,165	8/2/2023	HUB	-	(3,541)	(3,541)
USD	266,426	BRL	270,165	8/2/2023	HUB	-	(3,739)	(3,739)
USD	266,431	BRL	270,165	8/2/2023	HUB	-	(3,734)	(3,734)
USD	266,290	BRL	270,165	8/2/2023	HUB	-	(3,875)	(3,875)
USD	271,600	BRL	270,165	8/2/2023	HUB	1,435	-	1,435
USD	266,431	BRL	270,165	8/2/2023	HUB	-	(3,734)	(3,734)
USD	266,426	BRL	270,165	8/2/2023	HUB	-	(3,739)	(3,739)
USD	266,480	BRL	270,165	8/2/2023	HUB	-	(3,685)	(3,685)
USD	246,056	BRL	249,383	8/2/2023	HUB	-	(3,327)	(3,327)
USD	246,184	BRL	249,383	8/2/2023	HUB	-	(3,199)	(3,199)
USD	246,356	BRL	249,383	8/2/2023	HUB	-	(3,027)	(3,027)
USD	245,811	BRL	249,383	8/2/2023	HUB	-	(3,572)	(3,572)
USD	246,485	BRL	249,383	8/2/2023	HUB	-	(2,898)	(2,898)
USD	250,655	BRL	249,383	8/2/2023	HUB	1,272	-	1,272
USD	250,589	BRL	249,383	8/2/2023	HUB	1,206	-	1,206
USD	245,911	BRL	249,383	8/2/2023	HUB	-	(3,472)	(3,472)
USD	245,836	BRL	249,383	8/2/2023	HUB	-	(3,547)	(3,547)
USD	245,982	BRL	249,383	8/2/2023	HUB	-	(3,401)	(3,401)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	225,858	BRL	228,602	8/2/2023	HUB	$-	$(2,744)	$(2,744)
USD	225,361	BRL	228,602	8/2/2023	HUB	-	(3,241)	(3,241)
USD	225,764	BRL	228,602	8/2/2023	HUB	-	(2,838)	(2,838)
USD	225,965	BRL	228,602	8/2/2023	HUB	-	(2,637)	(2,637)
USD	225,925	BRL	228,602	8/2/2023	HUB	-	(2,677)	(2,677)
USD	226,003	BRL	228,602	8/2/2023	HUB	-	(2,599)	(2,599)
USD	225,919	BRL	228,602	8/2/2023	HUB	-	(2,683)	(2,683)
USD	225,762	BRL	228,602	8/2/2023	HUB	-	(2,840)	(2,840)
USD	227,923	BRL	228,602	8/2/2023	HUB	-	(679)	(679)
USD	225,878	BRL	228,602	8/2/2023	HUB	-	(2,724)	(2,724)
USD	225,387	BRL	228,602	8/2/2023	HUB	-	(3,215)	(3,215)
USD	225,411	BRL	228,602	8/2/2023	HUB	-	(3,191)	(3,191)
USD	225,429	BRL	228,602	8/2/2023	HUB	-	(3,173)	(3,173)
USD	225,480	BRL	228,602	8/2/2023	HUB	-	(3,122)	(3,122)
USD	225,691	BRL	228,602	8/2/2023	HUB	-	(2,911)	(2,911)
USD	225,327	BRL	228,602	8/2/2023	HUB	-	(3,275)	(3,275)
USD	225,328	BRL	228,602	8/2/2023	HUB	-	(3,274)	(3,274)
USD	225,900	BRL	228,602	8/2/2023	HUB	-	(2,702)	(2,702)
USD	225,947	BRL	228,602	8/2/2023	HUB	-	(2,655)	(2,655)
USD	205,328	BRL	207,820	8/2/2023	HUB	-	(2,492)	(2,492)
USD	205,207	BRL	207,820	8/2/2023	HUB	-	(2,613)	(2,613)
USD	205,279	BRL	207,820	8/2/2023	HUB	-	(2,541)	(2,541)
USD	204,794	BRL	207,820	8/2/2023	HUB	-	(3,026)	(3,026)
USD	205,108	BRL	207,820	8/2/2023	HUB	-	(2,712)	(2,712)
USD	205,386	BRL	207,820	8/2/2023	HUB	-	(2,434)	(2,434)
USD	205,255	BRL	207,820	8/2/2023	HUB	-	(2,565)	(2,565)
USD	205,279	BRL	207,820	8/2/2023	HUB	-	(2,541)	(2,541)
USD	205,138	BRL	207,820	8/2/2023	HUB	-	(2,682)	(2,682)
USD	205,245	BRL	207,820	8/2/2023	HUB	-	(2,575)	(2,575)
USD	205,450	BRL	207,820	8/2/2023	HUB	-	(2,370)	(2,370)
USD	205,405	BRL	207,820	8/2/2023	HUB	-	(2,415)	(2,415)
USD	205,493	BRL	207,820	8/2/2023	HUB	-	(2,327)	(2,327)
USD	205,352	BRL	207,820	8/2/2023	HUB	-	(2,468)	(2,468)
USD	205,280	BRL	207,820	8/2/2023	HUB	-	(2,540)	(2,540)
USD	207,456	BRL	207,820	8/2/2023	HUB	-	(364)	(364)
USD	207,306	BRL	207,820	8/2/2023	HUB	-	(514)	(514)
USD	204,908	BRL	207,820	8/2/2023	HUB	-	(2,912)	(2,912)
USD	205,007	BRL	207,820	8/2/2023	HUB	-	(2,813)	(2,813)
USD	204,894	BRL	207,820	8/2/2023	HUB	-	(2,926)	(2,926)
USD	204,992	BRL	207,820	8/2/2023	HUB	-	(2,828)	(2,828)
USD	204,991	BRL	207,820	8/2/2023	HUB	-	(2,829)	(2,829)
USD	207,588	BRL	207,820	8/2/2023	HUB	-	(232)	(232)
USD	207,465	BRL	207,820	8/2/2023	HUB	-	(355)	(355)
USD	207,538	BRL	207,820	8/2/2023	HUB	-	(282)	(282)
USD	184,757	BRL	187,038	8/2/2023	HUB	-	(2,281)	(2,281)
USD	184,877	BRL	187,038	8/2/2023	HUB	-	(2,161)	(2,161)
USD	184,657	BRL	187,038	8/2/2023	HUB	-	(2,381)	(2,381)
USD	184,692	BRL	187,038	8/2/2023	HUB	-	(2,346)	(2,346)
USD	184,713	BRL	187,038	8/2/2023	HUB	-	(2,325)	(2,325)
USD	184,712	BRL	187,038	8/2/2023	HUB	-	(2,326)	(2,326)
USD	186,587	BRL	187,038	8/2/2023	HUB	-	(451)	(451)
USD	184,393	BRL	187,038	8/2/2023	HUB	-	(2,645)	(2,645)
USD	185,965	BRL	187,038	8/2/2023	HUB	-	(1,073)	(1,073)
USD	188,206	BRL	187,038	8/2/2023	HUB	1,168	-	1,168
USD	184,517	BRL	187,038	8/2/2023	HUB	-	(2,521)	(2,521)
USD	184,468	BRL	187,038	8/2/2023	HUB	-	(2,570)	(2,570)
USD	184,459	BRL	187,038	8/2/2023	HUB	-	(2,579)	(2,579)
USD	186,626	BRL	187,038	8/2/2023	HUB	-	(412)	(412)
USD	186,401	BRL	187,038	8/2/2023	HUB	-	(637)	(637)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	184,906	BRL	187,038	8/2/2023	HUB	$-	$(2,132)	$(2,132)
USD	184,752	BRL	187,038	8/2/2023	HUB	-	(2,286)	(2,286)
USD	164,125	BRL	166,256	8/2/2023	HUB	-	(2,131)	(2,131)
USD	164,159	BRL	166,256	8/2/2023	HUB	-	(2,097)	(2,097)
USD	164,261	BRL	166,256	8/2/2023	HUB	-	(1,995)	(1,995)
USD	163,871	BRL	166,256	8/2/2023	HUB	-	(2,385)	(2,385)
USD	164,091	BRL	166,256	8/2/2023	HUB	-	(2,165)	(2,165)
USD	163,955	BRL	166,256	8/2/2023	HUB	-	(2,301)	(2,301)
USD	164,284	BRL	166,256	8/2/2023	HUB	-	(1,972)	(1,972)
USD	164,261	BRL	166,256	8/2/2023	HUB	-	(1,995)	(1,995)
USD	164,366	BRL	166,256	8/2/2023	HUB	-	(1,890)	(1,890)
USD	164,316	BRL	166,256	8/2/2023	HUB	-	(1,940)	(1,940)
USD	164,188	BRL	166,256	8/2/2023	HUB	-	(2,068)	(2,068)
USD	164,258	BRL	166,256	8/2/2023	HUB	-	(1,998)	(1,998)
USD	164,332	BRL	166,256	8/2/2023	HUB	-	(1,924)	(1,924)
USD	164,349	BRL	166,256	8/2/2023	HUB	-	(1,907)	(1,907)
USD	164,295	BRL	166,256	8/2/2023	HUB	-	(1,961)	(1,961)
USD	164,301	BRL	166,256	8/2/2023	HUB	-	(1,955)	(1,955)
USD	164,258	BRL	166,256	8/2/2023	HUB	-	(1,998)	(1,998)
USD	164,266	BRL	166,256	8/2/2023	HUB	-	(1,990)	(1,990)
USD	165,783	BRL	166,256	8/2/2023	HUB	-	(473)	(473)
USD	165,869	BRL	166,256	8/2/2023	HUB	-	(387)	(387)
USD	165,852	BRL	166,256	8/2/2023	HUB	-	(404)	(404)
USD	166,024	BRL	166,256	8/2/2023	HUB	-	(232)	(232)
USD	163,919	BRL	166,256	8/2/2023	HUB	-	(2,337)	(2,337)
USD	164,031	BRL	166,256	8/2/2023	HUB	-	(2,225)	(2,225)
USD	165,677	BRL	166,256	8/2/2023	HUB	-	(579)	(579)
USD	164,127	BRL	166,256	8/2/2023	HUB	-	(2,129)	(2,129)
USD	164,073	BRL	166,256	8/2/2023	HUB	-	(2,183)	(2,183)
USD	163,905	BRL	166,256	8/2/2023	HUB	-	(2,351)	(2,351)
USD	164,006	BRL	166,256	8/2/2023	HUB	-	(2,250)	(2,250)
USD	163,996	BRL	166,256	8/2/2023	HUB	-	(2,260)	(2,260)
USD	165,279	BRL	166,256	8/2/2023	HUB	-	(977)	(977)
USD	165,474	BRL	166,256	8/2/2023	HUB	-	(782)	(782)
USD	165,680	BRL	166,256	8/2/2023	HUB	-	(576)	(576)
USD	165,766	BRL	166,256	8/2/2023	HUB	-	(490)	(490)
USD	165,871	BRL	166,256	8/2/2023	HUB	-	(385)	(385)
USD	165,920	BRL	166,256	8/2/2023	HUB	-	(336)	(336)
USD	165,955	BRL	166,256	8/2/2023	HUB	-	(301)	(301)
USD	143,562	BRL	145,474	8/2/2023	HUB	-	(1,912)	(1,912)
USD	143,594	BRL	145,474	8/2/2023	HUB	-	(1,880)	(1,880)
USD	143,595	BRL	145,474	8/2/2023	HUB	-	(1,879)	(1,879)
USD	143,450	BRL	145,474	8/2/2023	HUB	-	(2,024)	(2,024)
USD	143,637	BRL	145,474	8/2/2023	HUB	-	(1,837)	(1,837)
USD	143,790	BRL	145,474	8/2/2023	HUB	-	(1,684)	(1,684)
USD	143,688	BRL	145,474	8/2/2023	HUB	-	(1,786)	(1,786)
USD	143,681	BRL	145,474	8/2/2023	HUB	-	(1,793)	(1,793)
USD	143,682	BRL	145,474	8/2/2023	HUB	-	(1,792)	(1,792)
USD	145,210	BRL	145,474	8/2/2023	HUB	-	(264)	(264)
USD	145,045	BRL	145,474	8/2/2023	HUB	-	(429)	(429)
USD	143,463	BRL	145,474	8/2/2023	HUB	-	(2,011)	(2,011)
USD	143,387	BRL	145,474	8/2/2023	HUB	-	(2,087)	(2,087)
USD	144,664	BRL	145,474	8/2/2023	HUB	-	(810)	(810)
USD	144,994	BRL	145,474	8/2/2023	HUB	-	(480)	(480)
USD	144,572	BRL	145,474	8/2/2023	HUB	-	(902)	(902)
USD	143,478	BRL	145,474	8/2/2023	HUB	-	(1,996)	(1,996)
USD	143,450	BRL	145,474	8/2/2023	HUB	-	(2,024)	(2,024)
USD	143,457	BRL	145,474	8/2/2023	HUB	-	(2,017)	(2,017)
USD	145,356	BRL	145,474	8/2/2023	HUB	-	(118)	(118)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	145,165	BRL	145,474	8/2/2023	HUB	$-	$(309)	$(309)
USD	144,913	BRL	145,474	8/2/2023	HUB	-	(561)	(561)
USD	145,024	BRL	145,474	8/2/2023	HUB	-	(450)	(450)
USD	144,979	BRL	145,474	8/2/2023	HUB	-	(495)	(495)
USD	143,727	BRL	145,474	8/2/2023	HUB	-	(1,747)	(1,747)
USD	144,755	BRL	145,474	8/2/2023	HUB	-	(719)	(719)
USD	145,000	BRL	145,474	8/2/2023	HUB	-	(474)	(474)
USD	145,120	BRL	145,474	8/2/2023	HUB	-	(354)	(354)
USD	145,259	BRL	145,474	8/2/2023	HUB	-	(215)	(215)
USD	144,607	BRL	145,474	8/2/2023	HUB	-	(867)	(867)
USD	122,903	BRL	124,692	8/2/2023	HUB	-	(1,789)	(1,789)
USD	123,108	BRL	124,692	8/2/2023	HUB	-	(1,584)	(1,584)
USD	123,286	BRL	124,692	8/2/2023	HUB	-	(1,406)	(1,406)
USD	122,914	BRL	124,692	8/2/2023	HUB	-	(1,778)	(1,778)
USD	123,017	BRL	124,692	8/2/2023	HUB	-	(1,675)	(1,675)
USD	123,170	BRL	124,692	8/2/2023	HUB	-	(1,522)	(1,522)
USD	123,156	BRL	124,692	8/2/2023	HUB	-	(1,536)	(1,536)
USD	123,126	BRL	124,692	8/2/2023	HUB	-	(1,566)	(1,566)
USD	123,190	BRL	124,692	8/2/2023	HUB	-	(1,502)	(1,502)
USD	123,143	BRL	124,692	8/2/2023	HUB	-	(1,549)	(1,549)
USD	123,224	BRL	124,692	8/2/2023	HUB	-	(1,468)	(1,468)
USD	123,256	BRL	124,692	8/2/2023	HUB	-	(1,436)	(1,436)
USD	123,238	BRL	124,692	8/2/2023	HUB	-	(1,454)	(1,454)
USD	123,200	BRL	124,692	8/2/2023	HUB	-	(1,492)	(1,492)
USD	123,091	BRL	124,692	8/2/2023	HUB	-	(1,601)	(1,601)
USD	124,316	BRL	124,692	8/2/2023	HUB	-	(376)	(376)
USD	123,171	BRL	124,692	8/2/2023	HUB	-	(1,521)	(1,521)
USD	123,806	BRL	124,692	8/2/2023	HUB	-	(886)	(886)
USD	124,292	BRL	124,692	8/2/2023	HUB	-	(400)	(400)
USD	124,077	BRL	124,692	8/2/2023	HUB	-	(615)	(615)
USD	122,969	BRL	124,692	8/2/2023	HUB	-	(1,723)	(1,723)
USD	122,960	BRL	124,692	8/2/2023	HUB	-	(1,732)	(1,732)
USD	123,071	BRL	124,692	8/2/2023	HUB	-	(1,621)	(1,621)
USD	124,531	BRL	124,692	8/2/2023	HUB	-	(161)	(161)
USD	124,531	BRL	124,692	8/2/2023	HUB	-	(161)	(161)
USD	124,517	BRL	124,692	8/2/2023	HUB	-	(175)	(175)
USD	124,466	BRL	124,692	8/2/2023	HUB	-	(226)	(226)
USD	124,378	BRL	124,692	8/2/2023	HUB	-	(314)	(314)
USD	124,299	BRL	124,692	8/2/2023	HUB	-	(393)	(393)
USD	123,235	BRL	124,692	8/2/2023	HUB	-	(1,457)	(1,457)
USD	124,466	BRL	124,692	8/2/2023	HUB	-	(226)	(226)
USD	124,116	BRL	124,692	8/2/2023	HUB	-	(576)	(576)
USD	124,454	BRL	124,692	8/2/2023	HUB	-	(238)	(238)
USD	102,722	BRL	103,910	8/2/2023	HUB	-	(1,188)	(1,188)
USD	102,601	BRL	103,910	8/2/2023	HUB	-	(1,309)	(1,309)
USD	102,475	BRL	103,910	8/2/2023	HUB	-	(1,435)	(1,435)
USD	102,598	BRL	103,910	8/2/2023	HUB	-	(1,312)	(1,312)
USD	102,657	BRL	103,910	8/2/2023	HUB	-	(1,253)	(1,253)
USD	102,656	BRL	103,910	8/2/2023	HUB	-	(1,254)	(1,254)
USD	102,636	BRL	103,910	8/2/2023	HUB	-	(1,274)	(1,274)
USD	102,643	BRL	103,910	8/2/2023	HUB	-	(1,267)	(1,267)
USD	102,684	BRL	103,910	8/2/2023	HUB	-	(1,226)	(1,226)
USD	102,598	BRL	103,910	8/2/2023	HUB	-	(1,312)	(1,312)
USD	102,700	BRL	103,910	8/2/2023	HUB	-	(1,210)	(1,210)
USD	102,671	BRL	103,910	8/2/2023	HUB	-	(1,239)	(1,239)
USD	102,683	BRL	103,910	8/2/2023	HUB	-	(1,227)	(1,227)
USD	103,649	BRL	103,910	8/2/2023	HUB	-	(261)	(261)
USD	102,463	BRL	103,910	8/2/2023	HUB	-	(1,447)	(1,447)
USD	103,679	BRL	103,910	8/2/2023	HUB	-	(231)	(231)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	103,681	BRL	103,910	8/2/2023	HUB	$-	$(229)	$(229)
USD	102,666	BRL	103,910	8/2/2023	HUB	-	(1,244)	(1,244)
USD	103,472	BRL	103,910	8/2/2023	HUB	-	(438)	(438)
USD	103,192	BRL	103,910	8/2/2023	HUB	-	(718)	(718)
USD	103,292	BRL	103,910	8/2/2023	HUB	-	(618)	(618)
USD	82,178	BRL	83,128	8/2/2023	HUB	-	(950)	(950)
USD	82,166	BRL	83,128	8/2/2023	HUB	-	(962)	(962)
USD	82,183	BRL	83,128	8/2/2023	HUB	-	(945)	(945)
USD	82,132	BRL	83,128	8/2/2023	HUB	-	(996)	(996)
USD	82,142	BRL	83,128	8/2/2023	HUB	-	(986)	(986)
USD	82,115	BRL	83,128	8/2/2023	HUB	-	(1,013)	(1,013)
USD	82,107	BRL	83,128	8/2/2023	HUB	-	(1,021)	(1,021)
USD	81,868	BRL	83,128	8/2/2023	HUB	-	(1,260)	(1,260)
USD	82,613	BRL	83,128	8/2/2023	HUB	-	(515)	(515)
USD	82,728	BRL	83,128	8/2/2023	HUB	-	(400)	(400)
USD	82,960	BRL	83,128	8/2/2023	HUB	-	(168)	(168)
USD	82,746	BRL	83,128	8/2/2023	HUB	-	(382)	(382)
USD	82,737	BRL	83,128	8/2/2023	HUB	-	(391)	(391)
USD	82,739	BRL	83,128	8/2/2023	HUB	-	(389)	(389)
USD	62,257	BRL	62,346	8/2/2023	HUB	-	(89)	(89)
USD	61,344	BRL	62,346	8/2/2023	HUB	-	(1,002)	(1,002)
USD	61,348	BRL	62,346	8/2/2023	HUB	-	(998)	(998)
USD	61,333	BRL	62,346	8/2/2023	HUB	-	(1,013)	(1,013)
USD	61,357	BRL	62,346	8/2/2023	HUB	-	(989)	(989)
USD	61,401	BRL	62,346	8/2/2023	HUB	-	(945)	(945)
USD	61,401	BRL	62,346	8/2/2023	HUB	-	(945)	(945)
USD	61,388	BRL	62,346	8/2/2023	HUB	-	(958)	(958)
USD	61,452	BRL	62,346	8/2/2023	HUB	-	(894)	(894)
USD	61,968	BRL	62,346	8/2/2023	HUB	-	(378)	(378)
USD	61,954	BRL	62,346	8/2/2023	HUB	-	(392)	(392)
USD	61,903	BRL	62,346	8/2/2023	HUB	-	(443)	(443)
USD	61,903	BRL	62,346	8/2/2023	HUB	-	(443)	(443)
USD	61,939	BRL	62,346	8/2/2023	HUB	-	(407)	(407)
USD	61,968	BRL	62,346	8/2/2023	HUB	-	(378)	(378)
USD	61,886	BRL	62,346	8/2/2023	HUB	-	(460)	(460)
USD	61,928	BRL	62,346	8/2/2023	HUB	-	(418)	(418)
USD	62,028	BRL	62,346	8/2/2023	HUB	-	(318)	(318)
USD	40,917	BRL	41,564	8/2/2023	HUB	-	(647)	(647)
USD	40,899	BRL	41,564	8/2/2023	HUB	-	(665)	(665)
USD	40,881	BRL	41,564	8/2/2023	HUB	-	(683)	(683)
USD	40,893	BRL	41,564	8/2/2023	HUB	-	(671)	(671)
USD	40,941	BRL	41,564	8/2/2023	HUB	-	(623)	(623)
USD	40,935	BRL	41,564	8/2/2023	HUB	-	(629)	(629)
USD	40,917	BRL	41,564	8/2/2023	HUB	-	(647)	(647)
USD	40,914	BRL	41,564	8/2/2023	HUB	-	(650)	(650)
USD	40,905	BRL	41,564	8/2/2023	HUB	-	(659)	(659)
USD	40,913	BRL	41,564	8/2/2023	HUB	-	(651)	(651)
USD	40,943	BRL	41,564	8/2/2023	HUB	-	(621)	(621)
USD	40,909	BRL	41,564	8/2/2023	HUB	-	(655)	(655)
USD	40,914	BRL	41,564	8/2/2023	HUB	-	(650)	(650)
USD	41,308	BRL	41,564	8/2/2023	HUB	-	(256)	(256)
USD	41,261	BRL	41,564	8/2/2023	HUB	-	(303)	(303)
USD	41,302	BRL	41,564	8/2/2023	HUB	-	(262)	(262)
USD	41,331	BRL	41,564	8/2/2023	HUB	-	(233)	(233)
USD	41,277	BRL	41,564	8/2/2023	HUB	-	(287)	(287)
USD	41,293	BRL	41,564	8/2/2023	HUB	-	(271)	(271)
USD	41,672	BRL	41,564	8/2/2023	HUB	108	-	108
USD	20,492	BRL	20,782	8/2/2023	HUB	-	(290)	(290)
USD	20,478	BRL	20,782	8/2/2023	HUB	-	(304)	(304)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	20,486	BRL	20,782	8/2/2023	HUB	$-	$(296)	$(296)
USD	20,489	BRL	20,782	8/2/2023	HUB	-	(293)	(293)
USD	20,474	BRL	20,782	8/2/2023	HUB	-	(308)	(308)
USD	20,473	BRL	20,782	8/2/2023	HUB	-	(309)	(309)
USD	20,471	BRL	20,782	8/2/2023	HUB	-	(311)	(311)
USD	20,471	BRL	20,782	8/2/2023	HUB	-	(311)	(311)
USD	20,453	BRL	20,782	8/2/2023	HUB	-	(329)	(329)
USD	20,454	BRL	20,782	8/2/2023	HUB	-	(328)	(328)
USD	20,453	BRL	20,782	8/2/2023	HUB	-	(329)	(329)
USD	20,458	BRL	20,782	8/2/2023	HUB	-	(324)	(324)
USD	20,464	BRL	20,782	8/2/2023	HUB	-	(318)	(318)
USD	20,466	BRL	20,782	8/2/2023	HUB	-	(316)	(316)
USD	20,468	BRL	20,782	8/2/2023	HUB	-	(314)	(314)
USD	20,490	BRL	20,782	8/2/2023	HUB	-	(292)	(292)
USD	20,497	BRL	20,782	8/2/2023	HUB	-	(285)	(285)
USD	20,495	BRL	20,782	8/2/2023	HUB	-	(287)	(287)
USD	20,452	BRL	20,782	8/2/2023	HUB	-	(330)	(330)
USD	20,449	BRL	20,782	8/2/2023	HUB	-	(333)	(333)
USD	20,460	BRL	20,782	8/2/2023	HUB	-	(322)	(322)
USD	20,459	BRL	20,782	8/2/2023	HUB	-	(323)	(323)
USD	20,463	BRL	20,782	8/2/2023	HUB	-	(319)	(319)
USD	20,460	BRL	20,782	8/2/2023	HUB	-	(322)	(322)
USD	20,474	BRL	20,782	8/2/2023	HUB	-	(308)	(308)
USD	20,482	BRL	20,782	8/2/2023	HUB	-	(300)	(300)
USD	20,499	BRL	20,782	8/2/2023	HUB	-	(283)	(283)
USD	20,485	BRL	20,782	8/2/2023	HUB	-	(297)	(297)
USD	20,478	BRL	20,782	8/2/2023	HUB	-	(304)	(304)
USD	20,477	BRL	20,782	8/2/2023	HUB	-	(305)	(305)
USD	20,472	BRL	20,782	8/2/2023	HUB	-	(310)	(310)
USD	20,466	BRL	20,782	8/2/2023	HUB	-	(316)	(316)
USD	20,461	BRL	20,782	8/2/2023	HUB	-	(321)	(321)
USD	20,459	BRL	20,782	8/2/2023	HUB	-	(323)	(323)
USD	20,469	BRL	20,782	8/2/2023	HUB	-	(313)	(313)
USD	20,635	BRL	20,782	8/2/2023	HUB	-	(147)	(147)
USD	20,634	BRL	20,782	8/2/2023	HUB	-	(148)	(148)
USD	20,631	BRL	20,782	8/2/2023	HUB	-	(151)	(151)
CNY	2,002,562	USD	2,014,085	8/4/2023	HUB	-	(11,523)	(11,523)
USD	32,039,068	CNY	31,350,452	8/4/2023	HUB	688,616	-	688,616
USD	840,713	CNY	828,646	8/4/2023	HUB	12,067	-	12,067
USD	629,019	CNY	621,485	8/4/2023	HUB	7,534	-	7,534
USD	557,935	CNY	552,431	8/4/2023	HUB	5,504	-	5,504
USD	556,685	CNY	552,431	8/4/2023	HUB	4,254	-	4,254
USD	351,020	CNY	345,269	8/4/2023	HUB	5,751	-	5,751
USD	278,947	CNY	276,215	8/4/2023	HUB	2,732	-	2,732
USD	212,246	CNY	207,162	8/4/2023	HUB	5,084	-	5,084
USD	209,200	CNY	207,162	8/4/2023	HUB	2,038	-	2,038
USD	70,544	CNY	69,054	8/4/2023	HUB	1,490	-	1,490
USD	70,598	CNY	69,054	8/4/2023	HUB	1,544	-	1,544
USD	70,133	CNY	69,054	8/4/2023	HUB	1,079	-	1,079
USD	69,955	CNY	69,054	8/4/2023	HUB	901	-	901
KRW	76,008	USD	77,040	8/7/2023	HUB	-	(1,032)	(1,032)
KRW	76,008	USD	77,044	8/7/2023	HUB	-	(1,036)	(1,036)
KRW	76,008	USD	77,001	8/7/2023	HUB	-	(993)	(993)
KRW	76,008	USD	78,160	8/7/2023	HUB	-	(2,152)	(2,152)
KRW	152,016	USD	157,530	8/7/2023	HUB	-	(5,514)	(5,514)
KRW	228,024	USD	234,325	8/7/2023	HUB	-	(6,301)	(6,301)
KRW	228,024	USD	233,984	8/7/2023	HUB	-	(5,960)	(5,960)
KRW	228,024	USD	234,716	8/7/2023	HUB	-	(6,692)	(6,692)
KRW	228,024	USD	234,758	8/7/2023	HUB	-	(6,734)	(6,734)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
KRW	228,024	USD	235,495	8/7/2023	HUB	$-	$(7,471)	$(7,471)
KRW	228,024	USD	234,788	8/7/2023	HUB	-	(6,764)	(6,764)
KRW	228,024	USD	236,169	8/7/2023	HUB	-	(8,145)	(8,145)
KRW	228,024	USD	236,753	8/7/2023	HUB	-	(8,729)	(8,729)
KRW	304,032	USD	313,806	8/7/2023	HUB	-	(9,774)	(9,774)
KRW	304,032	USD	313,168	8/7/2023	HUB	-	(9,136)	(9,136)
KRW	304,032	USD	313,440	8/7/2023	HUB	-	(9,408)	(9,408)
KRW	304,032	USD	313,354	8/7/2023	HUB	-	(9,322)	(9,322)
KRW	304,032	USD	312,502	8/7/2023	HUB	-	(8,470)	(8,470)
KRW	380,040	USD	391,417	8/7/2023	HUB	-	(11,377)	(11,377)
KRW	380,040	USD	390,083	8/7/2023	HUB	-	(10,043)	(10,043)
KRW	380,040	USD	391,331	8/7/2023	HUB	-	(11,291)	(11,291)
KRW	380,040	USD	394,321	8/7/2023	HUB	-	(14,281)	(14,281)
KRW	380,040	USD	393,617	8/7/2023	HUB	-	(13,577)	(13,577)
KRW	380,040	USD	394,001	8/7/2023	HUB	-	(13,961)	(13,961)
KRW	456,048	USD	469,028	8/7/2023	HUB	-	(12,980)	(12,980)
KRW	456,048	USD	469,634	8/7/2023	HUB	-	(13,586)	(13,586)
KRW	532,056	USD	548,549	8/7/2023	HUB	-	(16,493)	(16,493)
KRW	608,065	USD	627,693	8/7/2023	HUB	-	(19,628)	(19,628)
KRW	988,105	USD	1,024,348	8/7/2023	HUB	-	(36,243)	(36,243)
KRW	988,105	USD	1,022,278	8/7/2023	HUB	-	(34,173)	(34,173)
KRW	1,064,113	USD	1,102,649	8/7/2023	HUB	-	(38,536)	(38,536)
KRW	1,216,129	USD	1,258,954	8/7/2023	HUB	-	(42,825)	(42,825)
KRW	1,444,153	USD	1,494,298	8/7/2023	HUB	-	(50,145)	(50,145)
KRW	1,596,169	USD	1,657,615	8/7/2023	HUB	-	(61,446)	(61,446)
USD	30,106,602	KRW	29,795,158	8/7/2023	HUB	311,444	-	311,444
PHP	45,248	USD	45,084	8/11/2023	HUB	164	-	164
PHP	45,248	USD	45,088	8/11/2023	HUB	160	-	160
PHP	90,496	USD	89,601	8/11/2023	HUB	895	-	895
PHP	90,496	USD	89,603	8/11/2023	HUB	893	-	893
PHP	90,496	USD	89,903	8/11/2023	HUB	593	-	593
PHP	90,496	USD	89,941	8/11/2023	HUB	555	-	555
PHP	90,496	USD	89,949	8/11/2023	HUB	547	-	547
PHP	90,496	USD	90,165	8/11/2023	HUB	331	-	331
PHP	90,496	USD	90,178	8/11/2023	HUB	318	-	318
PHP	90,496	USD	89,603	8/11/2023	HUB	893	-	893
PHP	90,496	USD	89,605	8/11/2023	HUB	891	-	891
PHP	135,743	USD	134,916	8/11/2023	HUB	827	-	827
PHP	135,743	USD	134,911	8/11/2023	HUB	832	-	832
PHP	135,743	USD	134,859	8/11/2023	HUB	884	-	884
PHP	135,743	USD	134,848	8/11/2023	HUB	895	-	895
PHP	135,743	USD	135,259	8/11/2023	HUB	484	-	484
PHP	135,743	USD	134,414	8/11/2023	HUB	1,329	-	1,329
PHP	135,743	USD	134,411	8/11/2023	HUB	1,332	-	1,332
PHP	135,743	USD	134,399	8/11/2023	HUB	1,344	-	1,344
PHP	135,743	USD	134,404	8/11/2023	HUB	1,339	-	1,339
PHP	180,991	USD	179,202	8/11/2023	HUB	1,789	-	1,789
PHP	180,991	USD	179,827	8/11/2023	HUB	1,164	-	1,164
PHP	180,991	USD	179,898	8/11/2023	HUB	1,093	-	1,093
PHP	180,991	USD	179,898	8/11/2023	HUB	1,093	-	1,093
PHP	180,991	USD	179,208	8/11/2023	HUB	1,783	-	1,783
PHP	180,991	USD	179,215	8/11/2023	HUB	1,776	-	1,776
PHP	180,991	USD	179,218	8/11/2023	HUB	1,773	-	1,773
PHP	226,239	USD	224,849	8/11/2023	HUB	1,390	-	1,390
PHP	226,239	USD	224,033	8/11/2023	HUB	2,206	-	2,206
PHP	271,486	USD	268,812	8/11/2023	HUB	2,674	-	2,674
PHP	271,486	USD	269,740	8/11/2023	HUB	1,746	-	1,746
PHP	271,486	USD	269,920	8/11/2023	HUB	1,566	-	1,566
PHP	361,982	USD	361,220	8/11/2023	HUB	762	-	762

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
PHP	497,725	USD	496,273	8/11/2023	HUB	$1,452	$-	$1,452
PHP	542,973	USD	541,243	8/11/2023	HUB	1,730	-	1,730
PHP	633,468	USD	632,505	8/11/2023	HUB	963	-	963
PHP	678,716	USD	676,212	8/11/2023	HUB	2,504	-	2,504
PHP	678,716	USD	676,407	8/11/2023	HUB	2,309	-	2,309
PHP	678,716	USD	676,378	8/11/2023	HUB	2,338	-	2,338
PHP	678,716	USD	677,470	8/11/2023	HUB	1,246	-	1,246
PHP	769,211	USD	766,719	8/11/2023	HUB	2,492	-	2,492
PHP	769,211	USD	767,272	8/11/2023	HUB	1,939	-	1,939
PHP	769,211	USD	766,567	8/11/2023	HUB	2,644	-	2,644
PHP	769,211	USD	768,211	8/11/2023	HUB	1,000	-	1,000
PHP	769,211	USD	766,929	8/11/2023	HUB	2,282	-	2,282
PHP	769,211	USD	768,077	8/11/2023	HUB	1,134	-	1,134
PHP	859,707	USD	857,138	8/11/2023	HUB	2,569	-	2,569
PHP	904,955	USD	903,049	8/11/2023	HUB	1,906	-	1,906
PHP	995,450	USD	992,905	8/11/2023	HUB	2,545	-	2,545
PHP	1,040,698	USD	1,037,453	8/11/2023	HUB	3,245	-	3,245
PHP	1,040,698	USD	1,038,038	8/11/2023	HUB	2,660	-	2,660
PHP	1,040,698	USD	1,038,469	8/11/2023	HUB	2,229	-	2,229
PHP	1,131,193	USD	1,127,019	8/11/2023	HUB	4,174	-	4,174
PHP	1,176,441	USD	1,172,925	8/11/2023	HUB	3,516	-	3,516
PHP	1,266,936	USD	1,264,085	8/11/2023	HUB	2,851	-	2,851
PHP	1,312,184	USD	1,309,160	8/11/2023	HUB	3,024	-	3,024
PHP	1,674,166	USD	1,667,658	8/11/2023	HUB	6,508	-	6,508
PHP	1,719,414	USD	1,713,348	8/11/2023	HUB	6,066	-	6,066
PHP	1,945,652	USD	1,927,110	8/11/2023	HUB	18,542	-	18,542
PHP	2,036,148	USD	2,031,053	8/11/2023	HUB	5,095	-	5,095
USD	310,609	PHP	316,734	8/11/2023	HUB	-	(6,125)	(6,125)
USD	311,183	PHP	316,734	8/11/2023	HUB	-	(5,551)	(5,551)
USD	311,078	PHP	316,734	8/11/2023	HUB	-	(5,656)	(5,656)
USD	311,101	PHP	316,734	8/11/2023	HUB	-	(5,633)	(5,633)
USD	310,948	PHP	316,734	8/11/2023	HUB	-	(5,786)	(5,786)
USD	310,923	PHP	316,734	8/11/2023	HUB	-	(5,811)	(5,811)
USD	310,857	PHP	316,734	8/11/2023	HUB	-	(5,877)	(5,877)
USD	266,658	PHP	271,486	8/11/2023	HUB	-	(4,828)	(4,828)
USD	266,449	PHP	271,486	8/11/2023	HUB	-	(5,037)	(5,037)
USD	267,496	PHP	271,486	8/11/2023	HUB	-	(3,990)	(3,990)
USD	221,954	PHP	226,239	8/11/2023	HUB	-	(4,285)	(4,285)
USD	221,891	PHP	226,239	8/11/2023	HUB	-	(4,348)	(4,348)
USD	221,841	PHP	226,239	8/11/2023	HUB	-	(4,398)	(4,398)
USD	221,998	PHP	226,239	8/11/2023	HUB	-	(4,241)	(4,241)
USD	221,898	PHP	226,239	8/11/2023	HUB	-	(4,341)	(4,341)
USD	222,884	PHP	226,239	8/11/2023	HUB	-	(3,355)	(3,355)
USD	177,573	PHP	180,991	8/11/2023	HUB	-	(3,418)	(3,418)
USD	177,428	PHP	180,991	8/11/2023	HUB	-	(3,563)	(3,563)
USD	177,484	PHP	180,991	8/11/2023	HUB	-	(3,507)	(3,507)
USD	177,800	PHP	180,991	8/11/2023	HUB	-	(3,191)	(3,191)
USD	177,618	PHP	180,991	8/11/2023	HUB	-	(3,373)	(3,373)
USD	133,254	PHP	135,743	8/11/2023	HUB	-	(2,489)	(2,489)
USD	133,253	PHP	135,743	8/11/2023	HUB	-	(2,490)	(2,490)
USD	133,279	PHP	135,743	8/11/2023	HUB	-	(2,464)	(2,464)
USD	133,338	PHP	135,743	8/11/2023	HUB	-	(2,405)	(2,405)
USD	88,784	PHP	90,495	8/11/2023	HUB	-	(1,711)	(1,711)
USD	88,740	PHP	90,495	8/11/2023	HUB	-	(1,755)	(1,755)
USD	88,868	PHP	90,495	8/11/2023	HUB	-	(1,627)	(1,627)
USD	88,790	PHP	90,495	8/11/2023	HUB	-	(1,705)	(1,705)
USD	45,780,282	CNY	45,502,649	8/17/2023	HUB	277,633	-	277,633
PHP	316,665	USD	315,523	8/18/2023	HUB	1,142	-	1,142
PHP	407,141	USD	404,480	8/18/2023	HUB	2,661	-	2,661

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
PHP	497,616	USD	494,769	8/18/2023	HUB	$2,847	$-	$2,847
PHP	497,616	USD	495,853	8/18/2023	HUB	1,763	-	1,763
PHP	1,357,135	USD	1,352,340	8/18/2023	HUB	4,795	-	4,795
PHP	2,080,941	USD	2,070,021	8/18/2023	HUB	10,920	-	10,920
PHP	2,126,179	USD	2,113,994	8/18/2023	HUB	12,185	-	12,185
USD	7,217,013	KRW	7,283,293	8/18/2023	HUB	-	(66,280)	(66,280)
USD	4,379,461	KRW	4,335,146	8/18/2023	HUB	44,315	-	44,315
USD	3,987,756	KRW	3,954,870	8/18/2023	HUB	32,886	-	32,886
USD	2,354,460	KRW	2,357,711	8/18/2023	HUB	-	(3,251)	(3,251)
USD	2,145,042	KRW	2,148,559	8/18/2023	HUB	-	(3,517)	(3,517)
USD	2,140,752	KRW	2,129,546	8/18/2023	HUB	11,206	-	11,206
USD	2,057,775	KRW	2,053,490	8/18/2023	HUB	4,285	-	4,285
USD	2,031,888	KRW	2,034,477	8/18/2023	HUB	-	(2,589)	(2,589)
USD	1,981,209	KRW	1,977,435	8/18/2023	HUB	3,774	-	3,774
USD	1,962,202	KRW	1,940,422	8/18/2023	HUB	21,780	-	21,780
USD	1,565,220	KRW	1,547,977	8/18/2023	HUB	17,243	-	17,243
USD	1,367,532	KRW	1,368,994	8/18/2023	HUB	-	(1,462)	(1,462)
USD	1,272,002	KRW	1,277,851	8/18/2023	HUB	-	(5,849)	(5,849)
USD	1,272,253	KRW	1,277,851	8/18/2023	HUB	-	(5,598)	(5,598)
USD	1,257,452	KRW	1,262,268	8/18/2023	HUB	-	(4,816)	(4,816)
USD	1,044,735	KRW	1,049,562	8/18/2023	HUB	-	(4,827)	(4,827)
USD	1,050,886	KRW	1,039,421	8/18/2023	HUB	11,465	-	11,465
USD	881,740	KRW	872,100	8/18/2023	HUB	9,640	-	9,640
USD	769,331	KRW	760,552	8/18/2023	HUB	8,779	-	8,779
USD	711,186	KRW	712,384	8/18/2023	HUB	-	(1,198)	(1,198)
USD	681,896	KRW	684,497	8/18/2023	HUB	-	(2,601)	(2,601)
USD	692,329	KRW	684,497	8/18/2023	HUB	7,832	-	7,832
USD	573,044	KRW	574,036	8/18/2023	HUB	-	(992)	(992)
USD	553,058	KRW	554,116	8/18/2023	HUB	-	(1,058)	(1,058)
USD	539,061	KRW	532,386	8/18/2023	HUB	6,675	-	6,675
USD	538,258	KRW	532,386	8/18/2023	HUB	5,872	-	5,872
USD	516,356	KRW	517,175	8/18/2023	HUB	-	(819)	(819)
USD	461,716	KRW	456,331	8/18/2023	HUB	5,385	-	5,385
USD	461,521	KRW	456,331	8/18/2023	HUB	5,190	-	5,190
USD	461,166	KRW	456,331	8/18/2023	HUB	4,835	-	4,835
USD	461,109	KRW	456,331	8/18/2023	HUB	4,778	-	4,778
USD	460,518	KRW	456,331	8/18/2023	HUB	4,187	-	4,187
USD	461,500	KRW	456,331	8/18/2023	HUB	5,169	-	5,169
USD	460,546	KRW	456,331	8/18/2023	HUB	4,215	-	4,215
USD	461,990	KRW	456,331	8/18/2023	HUB	5,659	-	5,659
USD	461,769	KRW	456,331	8/18/2023	HUB	5,438	-	5,438
USD	461,723	KRW	456,331	8/18/2023	HUB	5,392	-	5,392
USD	462,039	KRW	456,331	8/18/2023	HUB	5,708	-	5,708
USD	462,716	KRW	456,331	8/18/2023	HUB	6,385	-	6,385
USD	460,872	KRW	456,331	8/18/2023	HUB	4,541	-	4,541
USD	461,589	KRW	456,331	8/18/2023	HUB	5,258	-	5,258
USD	383,245	KRW	380,276	8/18/2023	HUB	2,969	-	2,969
USD	384,423	KRW	380,276	8/18/2023	HUB	4,147	-	4,147
USD	384,166	KRW	380,276	8/18/2023	HUB	3,890	-	3,890
USD	383,686	KRW	380,276	8/18/2023	HUB	3,410	-	3,410
USD	383,309	KRW	380,276	8/18/2023	HUB	3,033	-	3,033
USD	383,331	KRW	380,276	8/18/2023	HUB	3,055	-	3,055
USD	383,171	KRW	380,276	8/18/2023	HUB	2,895	-	2,895
USD	383,277	KRW	380,276	8/18/2023	HUB	3,001	-	3,001
USD	383,715	KRW	380,276	8/18/2023	HUB	3,439	-	3,439
USD	383,874	KRW	380,276	8/18/2023	HUB	3,598	-	3,598
USD	384,367	KRW	380,276	8/18/2023	HUB	4,091	-	4,091
USD	384,533	KRW	380,276	8/18/2023	HUB	4,257	-	4,257
USD	383,898	KRW	380,276	8/18/2023	HUB	3,622	-	3,622

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	383,880	KRW	380,276	8/18/2023	HUB	$3,604	$-	$3,604
USD	379,936	KRW	380,276	8/18/2023	HUB	-	(340)	(340)
USD	384,536	KRW	380,276	8/18/2023	HUB	4,260	-	4,260
USD	384,636	KRW	380,276	8/18/2023	HUB	4,360	-	4,360
USD	384,636	KRW	380,276	8/18/2023	HUB	4,360	-	4,360
USD	384,453	KRW	380,276	8/18/2023	HUB	4,177	-	4,177
USD	384,417	KRW	380,276	8/18/2023	HUB	4,141	-	4,141
USD	384,718	KRW	380,276	8/18/2023	HUB	4,442	-	4,442
USD	384,707	KRW	380,276	8/18/2023	HUB	4,431	-	4,431
USD	384,060	KRW	380,276	8/18/2023	HUB	3,784	-	3,784
USD	384,699	KRW	380,276	8/18/2023	HUB	4,423	-	4,423
USD	384,710	KRW	380,276	8/18/2023	HUB	4,434	-	4,434
USD	383,562	KRW	380,276	8/18/2023	HUB	3,286	-	3,286
USD	384,938	KRW	380,276	8/18/2023	HUB	4,662	-	4,662
USD	306,946	KRW	304,221	8/18/2023	HUB	2,725	-	2,725
USD	305,624	KRW	304,221	8/18/2023	HUB	1,403	-	1,403
USD	304,827	KRW	304,221	8/18/2023	HUB	606	-	606
USD	304,252	KRW	304,221	8/18/2023	HUB	31	-	31
USD	304,287	KRW	304,221	8/18/2023	HUB	66	-	66
USD	304,357	KRW	304,221	8/18/2023	HUB	136	-	136
USD	306,851	KRW	304,221	8/18/2023	HUB	2,630	-	2,630
USD	306,989	KRW	304,221	8/18/2023	HUB	2,768	-	2,768
USD	303,728	KRW	304,221	8/18/2023	HUB	-	(493)	(493)
USD	303,970	KRW	304,221	8/18/2023	HUB	-	(251)	(251)
USD	303,742	KRW	304,221	8/18/2023	HUB	-	(479)	(479)
USD	303,732	KRW	304,221	8/18/2023	HUB	-	(489)	(489)
USD	303,785	KRW	304,221	8/18/2023	HUB	-	(436)	(436)
USD	303,935	KRW	304,221	8/18/2023	HUB	-	(286)	(286)
USD	306,744	KRW	304,221	8/18/2023	HUB	2,523	-	2,523
USD	306,949	KRW	304,221	8/18/2023	HUB	2,728	-	2,728
USD	306,605	KRW	304,221	8/18/2023	HUB	2,384	-	2,384
USD	307,664	KRW	304,221	8/18/2023	HUB	3,443	-	3,443
USD	307,935	KRW	304,221	8/18/2023	HUB	3,714	-	3,714
USD	307,875	KRW	304,221	8/18/2023	HUB	3,654	-	3,654
USD	307,815	KRW	304,221	8/18/2023	HUB	3,594	-	3,594
USD	307,324	KRW	304,221	8/18/2023	HUB	3,103	-	3,103
USD	307,593	KRW	304,221	8/18/2023	HUB	3,372	-	3,372
USD	308,138	KRW	304,221	8/18/2023	HUB	3,917	-	3,917
USD	308,008	KRW	304,221	8/18/2023	HUB	3,787	-	3,787
USD	307,801	KRW	304,221	8/18/2023	HUB	3,580	-	3,580
USD	307,482	KRW	304,221	8/18/2023	HUB	3,261	-	3,261
USD	307,837	KRW	304,221	8/18/2023	HUB	3,616	-	3,616
USD	308,438	KRW	304,221	8/18/2023	HUB	4,217	-	4,217
USD	308,435	KRW	304,221	8/18/2023	HUB	4,214	-	4,214
USD	307,853	KRW	304,221	8/18/2023	HUB	3,632	-	3,632
USD	307,818	KRW	304,221	8/18/2023	HUB	3,597	-	3,597
USD	307,967	KRW	304,221	8/18/2023	HUB	3,746	-	3,746
USD	307,829	KRW	304,221	8/18/2023	HUB	3,608	-	3,608
USD	307,508	KRW	304,221	8/18/2023	HUB	3,287	-	3,287
USD	307,940	KRW	304,221	8/18/2023	HUB	3,719	-	3,719
USD	308,136	KRW	304,221	8/18/2023	HUB	3,915	-	3,915
USD	307,619	KRW	304,221	8/18/2023	HUB	3,398	-	3,398
USD	307,743	KRW	304,221	8/18/2023	HUB	3,522	-	3,522
USD	307,974	KRW	304,221	8/18/2023	HUB	3,753	-	3,753
USD	307,931	KRW	304,221	8/18/2023	HUB	3,710	-	3,710
USD	308,029	KRW	304,221	8/18/2023	HUB	3,808	-	3,808
USD	307,870	KRW	304,221	8/18/2023	HUB	3,649	-	3,649
USD	307,532	KRW	304,221	8/18/2023	HUB	3,311	-	3,311
USD	306,782	KRW	304,221	8/18/2023	HUB	2,561	-	2,561

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	308,062	KRW	304,221	8/18/2023	HUB	$3,841	$-	$3,841
USD	230,210	KRW	228,166	8/18/2023	HUB	2,044	-	2,044
USD	230,042	KRW	228,166	8/18/2023	HUB	1,876	-	1,876
USD	228,750	KRW	228,166	8/18/2023	HUB	584	-	584
USD	228,889	KRW	228,166	8/18/2023	HUB	723	-	723
USD	229,122	KRW	228,166	8/18/2023	HUB	956	-	956
USD	228,963	KRW	228,166	8/18/2023	HUB	797	-	797
USD	228,669	KRW	228,166	8/18/2023	HUB	503	-	503
USD	228,582	KRW	228,166	8/18/2023	HUB	416	-	416
USD	228,699	KRW	228,166	8/18/2023	HUB	533	-	533
USD	228,247	KRW	228,166	8/18/2023	HUB	81	-	81
USD	228,181	KRW	228,166	8/18/2023	HUB	15	-	15
USD	228,199	KRW	228,166	8/18/2023	HUB	33	-	33
USD	228,081	KRW	228,166	8/18/2023	HUB	-	(85)	(85)
USD	228,250	KRW	228,166	8/18/2023	HUB	84	-	84
USD	228,307	KRW	228,166	8/18/2023	HUB	141	-	141
USD	228,208	KRW	228,166	8/18/2023	HUB	42	-	42
USD	230,094	KRW	228,166	8/18/2023	HUB	1,928	-	1,928
USD	230,143	KRW	228,166	8/18/2023	HUB	1,977	-	1,977
USD	230,876	KRW	228,166	8/18/2023	HUB	2,710	-	2,710
USD	230,274	KRW	228,166	8/18/2023	HUB	2,108	-	2,108
USD	230,159	KRW	228,166	8/18/2023	HUB	1,993	-	1,993
USD	227,881	KRW	228,166	8/18/2023	HUB	-	(285)	(285)
USD	227,756	KRW	228,166	8/18/2023	HUB	-	(410)	(410)
USD	227,988	KRW	228,166	8/18/2023	HUB	-	(178)	(178)
USD	228,051	KRW	228,166	8/18/2023	HUB	-	(115)	(115)
USD	227,995	KRW	228,166	8/18/2023	HUB	-	(171)	(171)
USD	228,074	KRW	228,166	8/18/2023	HUB	-	(92)	(92)
USD	231,509	KRW	228,166	8/18/2023	HUB	3,343	-	3,343
USD	231,195	KRW	228,166	8/18/2023	HUB	3,029	-	3,029
USD	231,477	KRW	228,166	8/18/2023	HUB	3,311	-	3,311
USD	230,072	KRW	228,166	8/18/2023	HUB	1,906	-	1,906
USD	230,113	KRW	228,166	8/18/2023	HUB	1,947	-	1,947
USD	230,060	KRW	228,166	8/18/2023	HUB	1,894	-	1,894
USD	230,864	KRW	228,166	8/18/2023	HUB	2,698	-	2,698
USD	230,758	KRW	228,166	8/18/2023	HUB	2,592	-	2,592
USD	230,873	KRW	228,166	8/18/2023	HUB	2,707	-	2,707
USD	230,898	KRW	228,166	8/18/2023	HUB	2,732	-	2,732
USD	230,921	KRW	228,166	8/18/2023	HUB	2,755	-	2,755
USD	230,419	KRW	228,166	8/18/2023	HUB	2,253	-	2,253
USD	230,353	KRW	228,166	8/18/2023	HUB	2,187	-	2,187
USD	230,436	KRW	228,166	8/18/2023	HUB	2,270	-	2,270
USD	230,353	KRW	228,166	8/18/2023	HUB	2,187	-	2,187
USD	230,449	KRW	228,166	8/18/2023	HUB	2,283	-	2,283
USD	230,665	KRW	228,166	8/18/2023	HUB	2,499	-	2,499
USD	231,006	KRW	228,166	8/18/2023	HUB	2,840	-	2,840
USD	230,826	KRW	228,166	8/18/2023	HUB	2,660	-	2,660
USD	230,825	KRW	228,166	8/18/2023	HUB	2,659	-	2,659
USD	230,809	KRW	228,166	8/18/2023	HUB	2,643	-	2,643
USD	230,461	KRW	228,166	8/18/2023	HUB	2,295	-	2,295
USD	230,531	KRW	228,166	8/18/2023	HUB	2,365	-	2,365
USD	230,551	KRW	228,166	8/18/2023	HUB	2,385	-	2,385
USD	230,811	KRW	228,166	8/18/2023	HUB	2,645	-	2,645
USD	230,880	KRW	228,166	8/18/2023	HUB	2,714	-	2,714
USD	231,075	KRW	228,166	8/18/2023	HUB	2,909	-	2,909
USD	231,033	KRW	228,166	8/18/2023	HUB	2,867	-	2,867
USD	230,992	KRW	228,166	8/18/2023	HUB	2,826	-	2,826
USD	230,858	KRW	228,166	8/18/2023	HUB	2,692	-	2,692
USD	230,079	KRW	228,166	8/18/2023	HUB	1,913	-	1,913

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	231,161	KRW	228,166	8/18/2023	HUB	$2,995	$-	$2,995
USD	231,469	KRW	228,166	8/18/2023	HUB	3,303	-	3,303
USD	153,193	KRW	152,110	8/18/2023	HUB	1,083	-	1,083
USD	152,731	KRW	152,110	8/18/2023	HUB	621	-	621
USD	152,229	KRW	152,110	8/18/2023	HUB	119	-	119
USD	152,180	KRW	152,110	8/18/2023	HUB	70	-	70
USD	152,650	KRW	152,110	8/18/2023	HUB	540	-	540
USD	152,639	KRW	152,110	8/18/2023	HUB	529	-	529
USD	152,440	KRW	152,110	8/18/2023	HUB	330	-	330
USD	152,141	KRW	152,110	8/18/2023	HUB	31	-	31
USD	152,114	KRW	152,110	8/18/2023	HUB	4	-	4
USD	153,552	KRW	152,110	8/18/2023	HUB	1,442	-	1,442
USD	153,448	KRW	152,110	8/18/2023	HUB	1,338	-	1,338
USD	151,852	KRW	152,110	8/18/2023	HUB	-	(258)	(258)
USD	151,922	KRW	152,110	8/18/2023	HUB	-	(188)	(188)
USD	151,816	KRW	152,110	8/18/2023	HUB	-	(294)	(294)
USD	151,954	KRW	152,110	8/18/2023	HUB	-	(156)	(156)
USD	152,061	KRW	152,110	8/18/2023	HUB	-	(49)	(49)
USD	152,076	KRW	152,110	8/18/2023	HUB	-	(34)	(34)
USD	152,023	KRW	152,110	8/18/2023	HUB	-	(87)	(87)
USD	151,890	KRW	152,110	8/18/2023	HUB	-	(220)	(220)
USD	152,064	KRW	152,110	8/18/2023	HUB	-	(46)	(46)
USD	153,802	KRW	152,110	8/18/2023	HUB	1,692	-	1,692
USD	154,018	KRW	152,110	8/18/2023	HUB	1,908	-	1,908
USD	153,905	KRW	152,110	8/18/2023	HUB	1,795	-	1,795
USD	153,943	KRW	152,110	8/18/2023	HUB	1,833	-	1,833
USD	154,090	KRW	152,110	8/18/2023	HUB	1,980	-	1,980
USD	154,014	KRW	152,110	8/18/2023	HUB	1,904	-	1,904
USD	153,795	KRW	152,110	8/18/2023	HUB	1,685	-	1,685
USD	153,609	KRW	152,110	8/18/2023	HUB	1,499	-	1,499
USD	153,647	KRW	152,110	8/18/2023	HUB	1,537	-	1,537
USD	153,726	KRW	152,110	8/18/2023	HUB	1,616	-	1,616
USD	153,986	KRW	152,110	8/18/2023	HUB	1,876	-	1,876
USD	153,454	KRW	152,110	8/18/2023	HUB	1,344	-	1,344
USD	76,074	KRW	76,055	8/18/2023	HUB	19	-	19
USD	76,499	KRW	76,055	8/18/2023	HUB	444	-	444
USD	76,294	KRW	76,055	8/18/2023	HUB	239	-	239
USD	76,036	KRW	76,055	8/18/2023	HUB	-	(19)	(19)
USD	76,687	KRW	76,055	8/18/2023	HUB	632	-	632
USD	76,701	KRW	76,055	8/18/2023	HUB	646	-	646
USD	76,827	KRW	76,055	8/18/2023	HUB	772	-	772
USD	76,966	KRW	76,055	8/18/2023	HUB	911	-	911
USD	76,952	KRW	76,055	8/18/2023	HUB	897	-	897
USD	77,005	KRW	76,055	8/18/2023	HUB	950	-	950
USD	76,938	KRW	76,055	8/18/2023	HUB	883	-	883
CLP	247,890	USD	248,003	8/22/2023	HUB	-	(113)	(113)
CLP	247,890	USD	247,923	8/22/2023	HUB	-	(33)	(33)
CLP	247,890	USD	247,672	8/22/2023	HUB	218	-	218
CLP	247,890	USD	247,933	8/22/2023	HUB	-	(43)	(43)
CLP	309,863	USD	309,640	8/22/2023	HUB	223	-	223
CLP	309,863	USD	309,628	8/22/2023	HUB	235	-	235
CLP	309,863	USD	309,717	8/22/2023	HUB	146	-	146
CLP	371,836	USD	371,568	8/22/2023	HUB	268	-	268
CLP	557,753	USD	558,250	8/22/2023	HUB	-	(497)	(497)
CLP	38,794,834	USD	38,853,511	8/22/2023	HUB	-	(58,677)	(58,677)
COP	47,266	USD	43,861	8/23/2023	HUB	3,405	-	3,405
COP	47,266	USD	43,935	8/23/2023	HUB	3,331	-	3,331
COP	47,266	USD	43,978	8/23/2023	HUB	3,288	-	3,288
COP	47,266	USD	43,224	8/23/2023	HUB	4,042	-	4,042

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
COP	47,266	USD	43,170	8/23/2023	HUB	$4,096	$-	$4,096
COP	47,266	USD	43,232	8/23/2023	HUB	4,034	-	4,034
COP	94,533	USD	87,904	8/23/2023	HUB	6,629	-	6,629
COP	94,533	USD	87,983	8/23/2023	HUB	6,550	-	6,550
COP	94,533	USD	87,961	8/23/2023	HUB	6,572	-	6,572
COP	94,533	USD	87,944	8/23/2023	HUB	6,589	-	6,589
COP	94,533	USD	87,810	8/23/2023	HUB	6,723	-	6,723
COP	94,533	USD	88,023	8/23/2023	HUB	6,510	-	6,510
COP	94,533	USD	87,882	8/23/2023	HUB	6,651	-	6,651
COP	94,533	USD	86,296	8/23/2023	HUB	8,237	-	8,237
COP	94,533	USD	86,340	8/23/2023	HUB	8,193	-	8,193
COP	94,533	USD	86,410	8/23/2023	HUB	8,123	-	8,123
COP	94,533	USD	86,338	8/23/2023	HUB	8,195	-	8,195
COP	94,533	USD	86,460	8/23/2023	HUB	8,073	-	8,073
COP	94,533	USD	86,462	8/23/2023	HUB	8,071	-	8,071
COP	141,799	USD	132,005	8/23/2023	HUB	9,794	-	9,794
COP	141,799	USD	131,895	8/23/2023	HUB	9,904	-	9,904
COP	141,799	USD	131,887	8/23/2023	HUB	9,912	-	9,912
COP	141,799	USD	131,899	8/23/2023	HUB	9,900	-	9,900
COP	141,799	USD	131,931	8/23/2023	HUB	9,868	-	9,868
COP	141,799	USD	131,590	8/23/2023	HUB	10,209	-	10,209
COP	141,799	USD	131,699	8/23/2023	HUB	10,100	-	10,100
COP	141,799	USD	129,595	8/23/2023	HUB	12,204	-	12,204
COP	141,799	USD	129,672	8/23/2023	HUB	12,127	-	12,127
COP	141,799	USD	129,666	8/23/2023	HUB	12,133	-	12,133
COP	141,799	USD	129,863	8/23/2023	HUB	11,936	-	11,936
COP	141,799	USD	129,484	8/23/2023	HUB	12,315	-	12,315
COP	189,066	USD	175,889	8/23/2023	HUB	13,177	-	13,177
COP	189,066	USD	172,729	8/23/2023	HUB	16,337	-	16,337
COP	236,332	USD	219,716	8/23/2023	HUB	16,616	-	16,616
COP	362,936	USD	349,221	8/23/2023	HUB	13,715	-	13,715
COP	447,998	USD	421,829	8/23/2023	HUB	26,169	-	26,169
COP	467,198	USD	440,008	8/23/2023	HUB	27,190	-	27,190
COP	567,197	USD	519,790	8/23/2023	HUB	47,407	-	47,407
COP	655,997	USD	617,065	8/23/2023	HUB	38,932	-	38,932
COP	697,597	USD	656,886	8/23/2023	HUB	40,711	-	40,711
COP	833,409	USD	801,886	8/23/2023	HUB	31,523	-	31,523
COP	977,911	USD	940,925	8/23/2023	HUB	36,986	-	36,986
COP	3,169,669	USD	2,861,717	8/23/2023	HUB	307,952	-	307,952
COP	15,831,438	USD	14,281,954	8/23/2023	HUB	1,549,484	-	1,549,484
USD	1,508,079	COP	1,512,526	8/23/2023	HUB	-	(4,447)	(4,447)
USD	707,323	COP	708,996	8/23/2023	HUB	-	(1,673)	(1,673)
USD	519,686	COP	519,931	8/23/2023	HUB	-	(245)	(245)
USD	192,012	COP	189,066	8/23/2023	HUB	2,946	-	2,946
USD	191,586	COP	189,066	8/23/2023	HUB	2,520	-	2,520
USD	191,637	COP	189,066	8/23/2023	HUB	2,571	-	2,571
USD	143,572	COP	141,799	8/23/2023	HUB	1,773	-	1,773
USD	143,662	COP	141,799	8/23/2023	HUB	1,863	-	1,863
USD	143,853	COP	141,799	8/23/2023	HUB	2,054	-	2,054
USD	144,074	COP	141,799	8/23/2023	HUB	2,275	-	2,275
USD	143,918	COP	141,799	8/23/2023	HUB	2,119	-	2,119
USD	143,807	COP	141,799	8/23/2023	HUB	2,008	-	2,008
USD	143,753	COP	141,799	8/23/2023	HUB	1,954	-	1,954
USD	143,548	COP	141,799	8/23/2023	HUB	1,749	-	1,749
USD	143,745	COP	141,799	8/23/2023	HUB	1,946	-	1,946
USD	95,828	COP	94,533	8/23/2023	HUB	1,295	-	1,295
USD	95,734	COP	94,533	8/23/2023	HUB	1,201	-	1,201
USD	95,839	COP	94,533	8/23/2023	HUB	1,306	-	1,306
USD	95,700	COP	94,533	8/23/2023	HUB	1,167	-	1,167

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	95,860	COP	94,533	8/23/2023	HUB	$1,327	$-	$1,327
USD	95,822	COP	94,533	8/23/2023	HUB	1,289	-	1,289
USD	47,887	COP	47,266	8/23/2023	HUB	621	-	621
USD	47,881	COP	47,266	8/23/2023	HUB	615	-	615
USD	47,901	COP	47,266	8/23/2023	HUB	635	-	635
USD	47,871	COP	47,266	8/23/2023	HUB	605	-	605
USD	47,907	COP	47,266	8/23/2023	HUB	641	-	641
BRL	4,130,439	USD	4,063,182	9/5/2023	HUB	67,257	-	67,257
BRL	5,765,549	USD	5,713,033	9/5/2023	HUB	52,516	-	52,516
BRL	8,260,879	USD	8,140,903	9/5/2023	HUB	119,976	-	119,976
BRL	8,260,879	USD	8,143,422	9/5/2023	HUB	117,457	-	117,457
BRL	9,467,239	USD	9,389,961	9/5/2023	HUB	77,278	-	77,278
BRL	9,467,239	USD	9,384,732	9/5/2023	HUB	82,507	-	82,507
BRL	10,326,098	USD	10,301,037	9/5/2023	HUB	25,061	-	25,061
BRL	10,326,098	USD	10,275,686	9/5/2023	HUB	50,412	-	50,412
BRL	20,652,196	USD	20,574,692	9/5/2023	HUB	77,504	-	77,504
BRL	20,652,196	USD	20,670,125	9/5/2023	HUB	-	(17,929)	(17,929)
BRL	20,652,196	USD	20,594,607	9/5/2023	HUB	57,589	-	57,589
BRL	20,652,196	USD	20,573,507	9/5/2023	HUB	78,689	-	78,689
BRL	20,652,196	USD	20,585,026	9/5/2023	HUB	67,170	-	67,170
CLP	16,508,467	USD	16,429,792	10/3/2023	HUB	78,675	-	78,675
CLP	20,149,586	USD	20,055,297	10/3/2023	HUB	94,289	-	94,289
PEN	8,947,906	USD	8,603,357	7/18/2023	RBS	344,549	-	344,549
PEN	15,073,781	USD	14,501,583	7/18/2023	RBS	572,198	-	572,198
USD	10,381,609	PEN	10,530,997	7/18/2023	RBS	-	(149,388)	(149,388)
USD	6,757,805	PEN	6,791,231	7/18/2023	RBS	-	(33,426)	(33,426)
USD	3,484,401	PEN	3,499,717	7/18/2023	RBS	-	(15,316)	(15,316)
USD	3,183,120	PEN	3,199,741	7/18/2023	RBS	-	(16,621)	(16,621)
PEN	3,191,869	USD	3,176,682	8/16/2023	RBS	15,187	-	15,187
PEN	3,491,106	USD	3,477,347	8/16/2023	RBS	13,759	-	13,759
PEN	6,774,523	USD	6,745,056	8/16/2023	RBS	29,467	-	29,467
PEN	10,505,087	USD	10,360,519	8/16/2023	RBS	144,568	-	144,568

						$41,723,123	$(20,380,152)	$21,342,971

*	All values denominated in USD.

Glossary:

Counterparty Abbreviations:
CBK	Citibank, N.A.
HUB	HSBC Bank PLC
RBS	Royal Bank Of Scotland PLC

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
EUR	Euro
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
TWD	Taiwan Dollar
USD	United States Dollar

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

Index Abbreviations:
CAC 40	Euronet Paris - French Stock Market Index.
DAX	Deutsche Boerse AG German Stock Index.
Euro Stoxx 50	Eurozone Blue-chip Index.
FTSE 100	Financial Times Stock Exchange 100 Index.
FTSE/JSE Top 40	Largest 40 companies ranked by full market value in the FTSE/JSE All-Share Index.
FTSE/MIB	Borsa Italiana-Italian Stock Market Index.
Hang Seng	Hong Kong Stock Market Index.
KOSPI	South Korean Stock Market Index.
MSCI	Morgan Stanley Capital International.
MSCI EAFE	Morgan Stanley Capital International - Europe, Australasia, and Far East.
NASDAQ	National Association of Securities Dealers Automated Quotations.
NIKKEI 225	Nikkei Stock Average.
OMXS30	Stockholm Stock Exchange’s leading share index.
Russell 2000	U.S. Small-Cap Stock Market Index.
S&P/TSX	Canadian Equity Market Index.
TOPIX	Tokyo Stock Exchange Tokyo Price Index.

Exchange Abbreviations:
ASX	Australian Securities Exchange.
CBOT	Chicago Board of Trade.
CME	Chicago Mercantile Exchange.
EUREX	European derivatives exchange.
Euronext	European New Exchange Technology.
FinEx	Financial Instruments Exchange.
HKG	Hong Kong Exchange.
JSE	Johannesburg Stock Exchange.
KFE	Korea Exchange - KOFEX.
LME	London Metal Exchange.
ICE	Intercontinental Exchange.
NYMEX	New York Mercantile Exchange.
OML	OMLX: London Securities & Derivatives Exchange.
SAFEX	South African Futures Exchange.
SFE	Sydney Futures Exchange.
SGX	Singapore Stock Exchange.
TSE	Tokyo Stock Exchange.
Other Abbreviations:
Bund	German Federal Government Bond.
Buxl	Long term debt that is issued by the Federal Republic of Germany.
Bobl	Medium term debt that is issued by the Federal Republic of Germany.
COMEX	The Commodity Exchange Inc.
CBOT	Chicago Board of Trade.
CSC	CEI: Coffee, Sugar and Cocoa.
EURIBOR	Euro Interbank Offered Rate.
GILT	Bank of England Bonds.
KCBT	The Kansas City Board of Trade.
NYBOT	New York Board of Trade.
RBOB	Reformulated Gasoline Blendstock for Oxygen Blending.
Schatz	Short-dated equivalent of the Bobl and Bund futures.
SOFR	Secured Overnight Financing Rate.
SONIA	Sterling Overnight Index Average.
ULSD	Ultra-low-sulfur diesel.

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of June 30, 2023, the investments were classified as described below:

AHL Managed Futures Strategy Fund	Level 1	Level 2	Level 3	Total
Assets
Short-Term Investments	$-	$3,045,587,438	$-	$3,045,587,438

Total Investments in Securities - Assets	$-	$3,045,587,438	$-	$3,045,587,438

Financial Derivative Instruments - Assets
Futures Contracts	$140,434,002	$-	$-	$140,434,002
Forward Foreign Currency Contracts	-	41,723,123	-	41,723,123

Total Financial Derivative Instruments - Assets	$140,434,002	$41,723,123	$-	$182,157,125

Financial Derivative Instruments - Liabilities
Futures Contracts	$(32,105,944)	$-	$-	$(32,105,944)
Forward Foreign Currency Contracts	-	(20,380,152)	-	(20,380,152)

Total Financial Derivative Instruments - Liabilities	$(32,105,944)	$(20,380,152)	$-	$(52,486,096)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended June 30, 2023, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon AHL TargetRisk FundSM

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

	Principal Amount*		Fair Value

FOREIGN SOVEREIGN OBLIGATIONS - 10.54%
Deutsche Bundesrepublik Inflation Linked Bonds, 0.100%, Due 4/15/2033, Series I/LA B C	EUR	12,925,550	$14,087,439
French Republic Government Bonds OAT, 0.100%, Due 7/25/2031, Series OATEB C D	EUR	11,695,535	12,396,919
U.K. Inflation-Linked Gilts, 0.125%, Due 8/10/2031, Series 3MOB C	GBP	8,883,770	10,960,834

Total Foreign Sovereign Obligations (Cost $37,595,835)			37,445,192

U.S. TREASURY OBLIGATIONS - 9.63%
U.S. Treasury Inflation-Indexed Notes,
1.625%, Due 10/15/2027C		$11,263,010	11,091,535
1.250%, Due 4/15/2028C		5,056,050	4,888,716
0.625%, Due 7/15/2032C		17,746,810	16,295,176
1.125%, Due 1/15/2033C		2,036,500	1,948,895

Total U.S. Treasury Obligations (Cost $35,396,346)			34,224,322

SHORT-TERM INVESTMENTS - 70.97%

U.S. Treasury Obligations - 70.97%
U.S. Treasury Bills,
4.746%, Due 8/24/2023		40,000,000	39,700,663
5.259%, Due 9/21/2023		50,000,000	49,426,019
5.012%, Due 10/5/2023A		5,000,000	4,932,372
5.098%, Due 10/19/2023A		55,000,000	54,141,175
5.116%, Due 11/2/2023A		7,000,000	6,876,407
5.106%, Due 11/9/2023A		54,000,000	52,993,026
5.260%, Due 11/16/2023A		45,000,000	44,118,040

Total Short-Term Investments (Cost $252,294,210)			252,187,702

TOTAL INVESTMENTS - 91.14% (Cost $325,286,391)			323,857,216
OTHER ASSETS, NET OF LIABILITIES - 8.86%			31,496,069

TOTAL NET ASSETS - 100.00%			$355,353,285

Percentages are stated as a percent of net assets. *In U.S. Dollars unless otherwise noted.

A All or a portion represents positions held by the American Beacon Cayman TargetRisk Co., Ltd.

B Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

C Inflation-Indexed Note.

D Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $12,396,919 or 3.49% of net assets. The Fund has no right to demand registration of these securities.

Long Futures Contracts Open on June 30, 2023:

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Borsa Italiana FTSE 100 Index Futures	217	September 2023	$20,905,414	$20,783,609	$(121,805)
Borsa Italiana FTSE/MIB Index Futures	55	September 2023	8,244,685	8,511,172	266,487
CME e-Mini NASDAQ 100 Index Futures	59	September 2023	17,370,592	18,097,660	727,068
CME e-Mini S&P 500 ESG Index Futures	5	September 2023	964,795	994,250	29,455
CME e-Mini Standard & Poor’s 500 Index Futures	175	September 2023	38,034,600	39,272,188	1,237,588
Eurex DAX Index Futures	26	September 2023	11,495,805	11,541,408	45,603
Eurex EURO STOXX 50 Index Futures	372	September 2023	17,641,178	17,970,367	329,189
Eurex STOXX Europe 600 ESG-X Index Futures	26	September 2023	488,501	489,403	902
Euronext CAC 40 10 Euro Index Futures	117	July 2023	9,288,340	9,461,018	172,678
HKG Hang Seng China Enterprises Index Futures	137	July 2023	5,591,838	5,553,605	(38,233)
HKG Hang Seng Index Futures	52	July 2023	6,288,530	6,240,199	(48,331)
IFSC NIFTY 50 Index Futures	35	July 2023	1,349,530	1,349,530	-

See accompanying notes

American Beacon AHL TargetRisk FundSM

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

Equity Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
KFE KOSPI 200 Index Futures	173	September 2023	$11,304,675	$11,176,432	$(128,243)
Montreal Exchange S&P/TSX 60 Index Futures	129	September 2023	23,365,966	23,732,689	366,723
OML Stockholm OMXS30 Index Futures	475	July 2023	10,194,330	10,201,048	6,718
SAFEX FTSE/JSE Top 40 Index Futures	56	September 2023	2,138,547	2,113,309	(25,238)
SFE S&P ASX Share Price Index 200 Futures	138	September 2023	16,347,238	16,457,540	110,302
SGX FTSE China A50 Index Futures	626	July 2023	7,712,716	7,726,718	14,002
SGX FTSE Taiwan Index Futures	86	July 2023	4,976,081	4,969,080	(7,001)
SGX MSCI Singapore Index Futures	197	July 2023	4,201,675	4,208,319	6,644
SGX Nikkei 225 Stock Index Futures	156	September 2023	17,307,674	17,933,054	625,380
TSE TOPIX Index Futures	185	September 2023	28,364,427	29,334,350	969,923

			$263,577,137	$268,116,948	$4,539,811

Interest Rate Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CBOT 2 Year U.S. Treasury Notes Futures	45	September 2023	$9,250,788	$9,150,469	$(100,319)
CBOT 5 Year U.S. Treasury Notes	154	September 2023	16,752,946	16,492,438	(260,508)
CBOT 10 Year U.S. Treasury Notes	165	September 2023	18,872,461	18,523,828	(348,633)
CBOT U.S. Long Bond Futures	120	September 2023	15,274,099	15,228,750	(45,349)
CME Ultra Long Term U.S. Treasury Bond Futures	149	September 2023	20,108,519	20,296,594	188,075
Eurex 5 Year Euro BOBL Futures	94	September 2023	12,026,509	11,868,702	(157,807)
Eurex 10 Year Euro BUND Futures	90	September 2023	13,257,285	13,134,342	(122,943)
Eurex 30 Year Euro BUXL Futures	15	September 2023	2,249,669	2,284,974	35,305
Eurex Euro-BTP Italian Bond Futures	98	September 2023	12,358,051	12,416,529	58,478
Eurex Euro-OAT Futures	84	September 2023	11,840,893	11,769,250	(71,643)
ICE Long Gilt Futures	69	September 2023	8,451,354	8,351,134	(100,220)
KFE 3 Year Treasury Bond Futures	69	September 2023	5,447,334	5,431,920	(15,414)
KFE 10 Year Treasury Bond Futures	44	September 2023	3,710,751	3,705,263	(5,488)
Montreal Exchange 10 Year Canadian Bond Futures	77	September 2023	7,183,142	7,121,955	(61,187)
SFE 3 Year Australian Bond Futures	67	September 2023	4,738,242	4,714,502	(23,740)
SFE 10 Year Australian Bond Futures	105	September 2023	8,168,537	8,125,762	(42,775)
TSE Japanese 10 Year Bond Futures	37	September 2023	37,944,968	38,091,063	146,095

			$207,635,548	$206,707,475	$(928,073)

Centrally Cleared Swap Agreements Outstanding on June 30, 2023:

Credit Default Swaps on Credit Indices - Sell Protection(1)
Index/Tranches	Fixed Rate (%)	Payment Frequency	Expiration Date	Implied Credit Spread at 6/30/2023(2) (%)	Curr	Notional Amount(3) (000s)	Premiums Paid (Received)	Fair Value (4)	Unrealized Appreciation (Depreciation)
iTraxx Europe Crossover S39	5.00	Quarterly	6/20/2028	3.9995	EUR	$30,000	$617,930	$1,346,454	$728,524
CDX.NA.HY.S40	5.00	Quarterly	6/20/2028	4.2759	USD	45,000	219,454	1,361,083	1,141,629
CDX.NA.IG.S40	1.00	Quarterly	6/20/2028	0.6600	USD	110,000	1,593,392	1,627,002	33,610
iTraxx Europe S39	1.00	Quarterly	6/20/2028	0.7338	EUR	85,000	1,087,510	1,116,050	28,540

							$3,518,286	$5,450,589	$1,932,303

See accompanying notes

American Beacon AHL TargetRisk FundSM

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

OTC Swap Agreements Outstanding on June 30, 2023:

Total Return Swap Agreements
Pay/Receive Floating Rate	Description	Reference Entity	Counter- party	Floating Rate	Payment Frequency	Expiration Date	Reference Quantity	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Pay	1-Month USD-LIBOR	BBUXALC INDEX	JPM	0.000%	Maturity	7/5/2023	497,000	$62,191,126	$2,391	$404,329

									$2,391	$404,329

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swaps agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4) The quoted market prices and resulting values for credit default swaps on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/ sold as of the period end. Increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Forward Foreign Currency Contracts Open on June 30, 2023:

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
EUR	98,245	USD	98,136	7/13/2023	SSB	$109	$-	$109
EUR	327,485	USD	324,100	7/13/2023	SSB	3,385	-	3,385
JPY	485,693	USD	497,780	7/13/2023	SSB	-	(12,087)	(12,087)
HKD	510,507	USD	511,066	7/13/2023	SSB	-	(559)	(559)
JPY	520,385	USD	518,531	7/13/2023	SSB	1,854	-	1,854
EUR	654,969	USD	651,825	7/13/2023	SSB	3,144	-	3,144
JPY	693,847	USD	716,828	7/13/2023	SSB	-	(22,981)	(22,981)
JPY	693,847	USD	710,327	7/13/2023	SSB	-	(16,480)	(16,480)
EUR	818,712	USD	815,740	7/13/2023	SSB	2,972	-	2,972
USD	19,016,551	EUR	19,183,167	7/13/2023	SSB	-	(166,616)	(166,616)
USD	13,926,746	GBP	14,066,336	7/13/2023	SSB	-	(139,590)	(139,590)
USD	12,696,311	EUR	12,807,552	7/13/2023	SSB	-	(111,241)	(111,241)
USD	2,973,573	JPY	2,863,708	7/13/2023	SSB	109,865	-	109,865
USD	1,168,344	EUR	1,187,761	7/13/2023	SSB	-	(19,417)	(19,417)
USD	711,108	EUR	706,660	7/13/2023	SSB	4,448	-	4,448
USD	430,934	JPY	426,927	7/13/2023	SSB	4,007	-	4,007
USD	428,999	GBP	425,894	7/13/2023	SSB	3,105	-	3,105
USD	307,766	JPY	295,964	7/13/2023	SSB	11,802	-	11,802
USD	258,066	HKD	257,836	7/13/2023	SSB	230	-	230
USD	212,182	EUR	215,057	7/13/2023	SSB	-	(2,875)	(2,875)
USD	194,230	GBP	192,733	7/13/2023	SSB	1,497	-	1,497
USD	182,613	AUD	179,995	7/13/2023	SSB	2,618	-	2,618
USD	163,477	HKD	163,320	7/13/2023	SSB	157	-	157
USD	131,919	SEK	130,943	7/13/2023	SSB	976	-	976
USD	120,975	CAD	120,072	7/13/2023	SSB	903	-	903
USD	113,231	GBP	114,305	7/13/2023	SSB	-	(1,074)	(1,074)
USD	114,405	GBP	114,305	7/13/2023	SSB	100	-	100
USD	106,868	JPY	105,870	7/13/2023	SSB	998	-	998
USD	103,291	CAD	102,845	7/13/2023	SSB	446	-	446

See accompanying notes

American Beacon AHL TargetRisk FundSM

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	93,890	CAD	93,644	7/13/2023	SSB	$246	$-	$246
USD	82,261	SEK	82,174	7/13/2023	SSB	87	-	87
USD	80,567	CAD	80,041	7/13/2023	SSB	526	-	526
USD	74,603	JPY	74,589	7/13/2023	SSB	14	-	14
USD	68,437	CAD	67,945	7/13/2023	SSB	492	-	492
USD	63,046	GBP	63,503	7/13/2023	SSB	-	(457)	(457)
USD	61,641	JPY	61,475	7/13/2023	SSB	166	-	166
USD	51,804	SGD	51,775	7/13/2023	SSB	29	-	29
USD	50,926	GBP	50,802	7/13/2023	SSB	124	-	124
USD	42,571	SEK	42,451	7/13/2023	SSB	120	-	120
USD	40,025	HKD	40,010	7/13/2023	SSB	15	-	15
USD	39,935	GBP	39,903	7/13/2023	SSB	32	-	32
USD	36,502	GBP	36,387	7/13/2023	SSB	115	-	115
USD	31,820	ZAR	31,303	7/13/2023	SSB	517	-	517
USD	26,718	AUD	26,652	7/13/2023	SSB	66	-	66
USD	26,849	AUD	26,652	7/13/2023	SSB	197	-	197
USD	23,149	JPY	22,294	7/13/2023	SSB	855	-	855
USD	16,507	ZAR	16,195	7/13/2023	SSB	312	-	312
USD	12,499	ZAR	12,380	7/13/2023	SSB	119	-	119
USD	12,431	ZAR	12,334	7/13/2023	SSB	97	-	97

						$156,745	$(493,377)	$(336,632)

*	All values denominated in USD.

Glossary:

Counterparty Abbreviations:
JPM	JPMorgan Securities LLC.
SSB	State Street Bank & Trust Co.

Currency Abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar
ZAR	South African Rand

Index Abbreviations:
BBUXALC	Bloomberg Commodity ex-Agriculture and Livestock Capped Index.
CAC 40	Euronet Paris - French Stock Market Index.
DAX	Deutsche Boerse AG German Stock Index.
Euronext	European New Exchange Technology.
Euro Stoxx 50	Eurozone Blue-chip Index.
FTSE 100	Financial Times Stock Exchange 100 Index.
FTSE China A50	Financial Times Stock Exchange China A50 Index.
FTSE/JSE Top 40	Largest 40 companies ranked by full market value in the FTSE/JSE All-Share Index.
FTSE/MIB	Borsa Italiana-Italian Stock Market Index.
Hang Seng	Hong Kong Stock Market Index.
KOSPI	South Korean Stock Market Index.
MSCI	Morgan Stanley Capital International.
NASDAQ	National Association of Securities Dealers Automated Quotations.
Nifty 50	National stock exchange FIFTY.
NIKKEI 225	Nikkei Stock Average.
OMXS30	Stockholm Stock Exchange’s leading share index.
S&P 500	S&P 500 Index- U.S. Equity Large-Cap Index.
S&P/TSX	Canadian Equity Market Index.
Stoxx Europe 600	Europe Total Market Index.
TOPIX	Tokyo Stock Exchange Tokyo Price Index.

See accompanying notes

American Beacon AHL TargetRisk FundSM

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

Exchange Abbreviations:
ASX	Australian Securities Exchange.
CBOT	Chicago Board of Trade.
CME	Chicago Mercantile Exchange.
Eurex	European derivatives exchange.
HKG	Hong Kong Exchange.
JSE	Johannesburg Stock Exchange.
KFE	Korean Exchange.
OML	OMLX:London Securities & Derivative Exchange.
SAFEX	South African Futures Exchange.
SFE	Sydney Futures Exchange.
SGX	Singapore Stock Exchange.
TSE	Tokyo Stock Exchange.

Other Abbreviations:
BTP	Buoni del Tesoro Poliennali.
Bobl	Medium term debt that is issued by the Federal Republic of Germany.
Bund	German Federal Government Bond.
Buxl	Long term debt that is issued by the Federal Republic of Germany.
CDX	Credit Default Swap Index.
ESG	Environmental, Social, Governance.
GILT	Bank of England Bonds.
ICE	Intercontinental Exchange
IFSC	International Financial Services Centre.
iTraxx	Credit Default Swap Index.
LIBOR	London Interbank Offered Rate.
OAT	Obligations Assimilables du Trésor.
OTC	Over-the-Counter.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of June 30, 2023, the investments were classified as described below:

AHL TargetRisk Fund	Level 1	Level 2	Level 3	Total
Assets
Foreign Sovereign Obligations	$-	$37,445,192	$-	$37,445,192
U.S. Treasury Obligations	-	34,224,322	-	34,224,322
Short-Term Investments	-	252,187,702	-	252,187,702

Total Investments in Securities - Assets	$-	$323,857,216	$-	$323,857,216

Financial Derivative Instruments - Assets
Futures Contracts	$5,336,615	$-	$-	$5,336,615
Swap Contract Agreements	-	2,336,632	-	2,336,632
Forward Foreign Currency Contracts	-	156,745	-	156,745

Total Financial Derivative Instruments - Assets	$5,336,615	$2,493,377	$-	$7,829,992

Financial Derivative Instruments - Liabilities
Futures Contracts	$(1,724,877)	$-	$-	$(1,724,877)
Forward Foreign Currency Contracts	-	(493,377)	-	(493,377)

Total Financial Derivative Instruments - Liabilities	$(1,724,877)	$(493,377)	$-	$(2,218,254)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended June 30, 2023, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon AHL TargetRisk Core FundSM

Schedule of Investments

June 30, 2023 (Unaudited)

TOTAL INVESTMENTS - 0.00% (Cost $ - )	$-
OTHER ASSETS, NET OF LIABILITIES - 100.00%	9,039,875

TOTAL NET ASSETS - 100.00%	$9,039,875

Percentages are stated as a percent of net assets.

See accompanying notes

American Beacon FundsSM

Statements of Assets and Liabilities

June 30, 2023 (Unaudited)

	AHL Managed Futures Strategy FundA	AHL TargetRisk FundA	AHL TargetRisk Core Fund
Assets:
Investments in unaffiliated securities, at fair value†	$3,045,587,438	$323,857,216	$–
Foreign currency, at fair value^	–	3,598,243	–
Foreign currency deposits with brokers, at fair value¤	–	10,903	–
Foreign currency deposits with brokers for futures contracts, at fair value¤	157,841,637	15,830,772	–
Cash	103,845,330	12,372,737	9,050,492
Cash collateral held at broker	–	5,785,746	–
Cash collateral held at custodian for the benefit of the broker	62,900,000	9,450,000	–
Dividends and interest receivable	–	133,893	–
Deposits with broker for futures contracts	85,456,676	10,371,837	4
Receivable for fund shares sold	21,691,705	777,765	–
Receivable for expense reimbursement (Note 2)	916,839	–	19,858
Unrealized appreciation from forward foreign currency contracts	41,723,123	156,745	–
Receivable for variation margin on open futures contracts (Note 5)	109,158,680	3,517,957	404
Receivable for variation margin on open centally cleared swap agreements (Note 5)	–	5,450,622	–
OTC swap agreements, at fair value	–	406,720	–
Prepaid expenses	163,110	60,075	3,186

Total assets	3,629,284,538	391,781,231	9,073,944

Liabilities:
Payable for investments purchased	–	3,367,356	–
Payable for foreign currency deposits with broker for futures contracts, at fair value¤	–	–	4
Payable for fund shares redeemed	5,898,412	31,946,366	–
Payable for expense recoupment (Note 2)	–	71,580	–
Management and sub-advisory fees payable (Note 2)	3,989,659	308,404	6,886
Service fees payable (Note 2)	94,348	11,902	85
Transfer agent fees payable (Note 2)	223,081	29,416	2,257
Custody and fund accounting fees payable	115,675	103,928	5,984
Professional fees payable	28,794	53,038	11,619
Registration fees payable	–	–	6,091
Trustee fees payable (Note 2)	–	5	–
Payable for prospectus and shareholder reports	101,142	34,915	1,143
Unrealized depreciation from forward foreign currency contracts	20,380,152	493,377	–
Other liabilities	18,615	7,659	–

Total liabilities	30,849,878	36,427,946	34,069

Net assets	$3,598,434,660	$355,353,285	$9,039,875

Analysis of net assets:
Paid-in-capital	$3,791,327,920	$477,916,296	$10,357,087
Total distributable earnings (deficits)	(192,893,260)	(122,563,011)	(1,317,212)

Net assets	$3,598,434,660	$355,353,285	$9,039,875

See accompanying notes

American Beacon FundsSM

Statements of Assets and Liabilities

June 30, 2023 (Unaudited)

	AHL Managed Futures Strategy FundA	AHL TargetRisk FundA	AHL TargetRisk Core Fund
Shares outstanding at no par value (unlimited shares authorized):
R5 Class	61,646,445	2,726,189	N/A

Y Class	264,436,321	29,720,114	2,237

Investor Class	5,639,772	729,825	N/A

A Class	14,644,409	280,454	10,582

C Class	3,763,458	993,860	9,624

R6 Class	N/A	N/A	1,014,212

Net assets:
R5 Class	$637,992,836	$28,162,282	N/A

Y Class	$2,718,896,857	$306,777,379	$20,597

Investor Class	$57,101,618	$7,500,301	N/A

A Class	$147,941,779	$2,870,312	$91,364

C Class	$36,501,570	$10,043,011	$81,476

R6 Class	N/A	N/A	$8,846,438

Net asset value, offering and redemption price per share:
R5 Class	$10.35	$10.33	N/A

Y Class	$10.28	$10.32	$9.21

Investor Class	$10.12	$10.28	N/A

A Class	$10.10	$10.23	$8.63

A Class (offering price)	$10.72	$10.85	$9.16

C Class	$9.70	$10.11	$8.47

R6 Class	N/A	N/A	$8.72

† Cost of investments in unaffiliated securities	$3,046,772,050	$325,286,391	$–
¤ Cost of foreign currency deposits with broker for futures contracts	$157,624,940	$15,790,103	$(5)
^ Cost of foreign currency	$–	$3,597,836	$–
+ Cost of foreign currency with broker	$–	$10,804	$–

A Consolidated financial statement. See Note 1 in the Notes to Financial Statements for additional information.

See accompanying notes

American Beacon FundsSM

Statements of Operations

For the period ended June 30, 2023 (Unaudited)

	AHL Managed Futures Strategy FundA	AHL TargetRisk FundA	AHL TargetRisk Core Fund
Investment income:
Interest income	$78,585,157	$8,743,657	$174,384

Total investment income	78,585,157	8,743,657	174,384

Expenses:
Management and sub-advisory fees (Note 2)	24,645,550	1,846,282	40,187
Transfer agent fees:
R5 Class (Note 2)	27,853	15,169	–
Y Class (Note 2)	1,361,158	157,635	329
Investor Class	2,012	833	–
A Class	2,782	85	66
C Class	763	237	63
R6 Class	–	–	2,340
Custody and fund accounting fees	1,014,955	136,212	14,937
Professional fees	166,463	61,027	9,701
Registration fees and expenses	131,623	58,617	49,695
Service fees (Note 2):
Investor Class	112,419	15,913	–
A Class	169,209	2,842	–
C Class	8,885	3,856	–
Distribution fees (Note 2):
A Class	248,077	4,206	109
C Class	175,272	53,316	401
Dues and membership fees	–	–	3,200
Prospectus and shareholder report expenses	93,767	23,572	5,090
Trustee fees (Note 2)	178,371	22,013	458
Dividends and interest on securities sold short	–	13,107	–
Loan expense (Note 9)	7,497	916	18
Other expenses	96,770	43,317	3,324

Total expenses	28,443,426	2,459,155	129,918

Net fees waived and expenses (reimbursed) (Note 2)	(132,689)	(34,786)	(84,083)

Net expenses	28,310,737	2,424,369	45,835

Net investment income	50,274,420	6,319,288	128,549

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments in unaffiliated securitiesB	(803,429)	(808,792)	(2,400)
Foreign currency transactions	3,861,236	(357,824)	17,521
Forward foreign currency contracts	(662,188)	116,633	4,162
Futures contracts	(192,032,019)	11,265,513	419,507
Swap agreements	–	(9,175,367)	–
Change in net unrealized appreciation (depreciation) of:
Investments in unaffiliated securitiesC	77,522	1,141,853	1,856
Foreign currency transactions	(3,506,440)	(158,308)	(14,922)
Forward foreign currency contracts	32,980,669	(96,012)	2,772
Futures contracts	79,174,394	14,045,682	376,380
Swap agreements	–	5,714,184	–

Net gain (loss) from investments	(80,910,255)	21,687,562	804,876

Net increase (decrease) in net assets resulting from operations	$(30,635,835)	$28,006,850	$933,425

A Consolidated financial statement. See Note 1 in the Notes to Financial Statements for additional information.
B The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
C The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at period end.

See accompanying notes

American Beacon FundsSM

Statements of Changes in Net Assets

	AHL Managed Futures Strategy FundA		AHL TargetRisk FundA
	Six Months Ended June 30, 2023	Year Ended December 31, 2022	Six Months Ended June 30, 2023	Year Ended December 31, 2022
	(unaudited)		(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income	$50,274,420	$979,765	$6,319,288	$7,476,074
Net realized gain (loss) from investments in unaffiliated securities, foreign currency transactions, forward foreign currency contracts, futures contracts, and swap agreements	(189,636,400)	415,994,286	1,040,163	(123,365,264)
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities, foreign currency transactions, forward foreign currency contracts, futures contracts, and swap agreements	108,726,145	19,804,915	20,647,399	(24,493,738)

Net increase (decrease) in net assets resulting from operations	(30,635,835)	436,778,966	28,006,850	(140,382,928)

Distributions to shareholders:
Total retained earnings:
R5 Class	–	(118,725,890)	–	(3,906,831)
Y Class	–	(409,321,742)	–	(17,700,795)
Investor Class	–	(10,286,579)	–	(557,298)
A Class	–	(29,267,398)	–	(187,276)
C Class	–	(5,564,820)	–	(456,882)

Net distributions to shareholders	–	(573,166,429)	–	(22,809,082)

Capital share transactions (Note 10):
Proceeds from sales of shares	909,590,425	2,857,036,649	59,351,798	219,432,445
Reinvestment of dividends and distributions	–	499,813,437	–	22,176,484
Cost of shares redeemed	(921,670,327)	(1,723,588,942)	(167,934,973)	(559,400,761)

Net increase (decrease) in net assets from capital share transactions	(12,079,902)	1,633,261,144	(108,583,175)	(317,791,832)

Net increase (decrease) in net assets	(42,715,737)	1,496,873,681	(80,576,325)	(480,983,842)

Net assets:
Beginning of period	3,641,150,397	2,144,276,716	435,929,610	916,913,452

End of period	$3,598,434,660	$3,641,150,397	$355,353,285	$435,929,610

A Consolidated financial statement. See Note 1 in the Notes to Financial Statements for additional information.

See accompanying notes

American Beacon FundsSM

Statements of Changes in Net Assets

	AHL TargetRisk Core Fund
	Six Months Ended June 30, 2023	Year Ended December 31, 2022
	(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income	$128,549	$30,913
Net realized gain (loss) from investments in unaffiliated securities, foreign currency transactions, forward foreign currency contracts, and futures contracts	438,790	(1,998,732)
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities, foreign currency transactions, forward foreign currency contracts, and futures contracts	366,086	(491,355)

Net increase (decrease) in net assets resulting from operations	933,425	(2,459,174)

Distributions to shareholders:
Total retained earnings:
Y Class	–	(10,103)
A Class	–	(625)
C Class	–	(600)
R6 Class	–	(59,399)

Net distributions to shareholders	–	(70,727)

Capital share transactions (Note 10):
Proceeds from sales of shares	20,064	2,628,427
Reinvestment of dividends and distributions	–	70,102
Cost of shares redeemed	(1,399,369)	(1,211,791)

Net increase (decrease) in net assets from capital share transactions	(1,379,305)	1,486,738

Net increase (decrease) in net assets	(445,880)	(1,043,163)

Net assets:
Beginning of period	9,485,755	10,528,918

End of period	$9,039,875	$9,485,755

See accompanying notes

American Beacon FundsSM

Notes to Financial Statements

June 30, 2023 (Unaudited)

1.  Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), as non-diversified, open-end management investment companies. As of June 30, 2023, the Trust consists of twenty-five active series, three of which are presented in this filing: American Beacon AHL Managed Futures Strategy Fund, American Beacon AHL TargetRisk Fund and American Beacon AHL TargetRisk Core Fund (collectively, the “Funds” and each individually a “Fund”). The remaining twenty-two active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

On July 11, 2023, (i) RIH, RIM and certain of their affiliates, and (ii) the current owners of approximately 93% of RIH (the “Current Ownership Group”) entered into a transaction agreement with certain creditors of RIM (the “Lender Group”) pursuant to which (i) all equity interests in RIH would be cancelled, (ii) new RIH equity interests would be issued to members of the Lender Group, and (iii) the existing credit agreements between RIM and the Lender Group would be terminated and a new credit agreement would be executed (“Transaction”). The Lender Group consists of various institutional investment funds (“New Ownership Group”) that are managed by financial institutions and other investment advisory firms. The address of the New Ownership Group will be 220 East Las Colinas Boulevard, Suite 1200, Irving, TX 75039.

Upon the closing of the Transaction, the Manager will be wholly-owned indirectly by the New Ownership Group, rather than the Current Ownership Group. The Transaction is expected to close in the fourth calendar quarter of 2023, subject to the satisfaction of certain closing conditions. The Transaction will result in a change of control of the Manager and the termination of the Fund’s management and investment advisory agreements. The Board has approved a new management agreement with the Manager and a new investment advisory agreement between the Manager and the sub-advisors that would become effective upon the closing of the Transaction. A meeting of the shareholders of the Funds in the American Beacon Funds Complex that were operational as of July 31, 2023, will be called to consider the new management agreement and such other matters as may properly come before the meeting. In advance of the meeting, proxy materials will be sent to those shareholders regarding the new management agreement and any other matters proposed for shareholder approval. There are no anticipated changes in the services provided by the Manager or sub-advisors or in the fee rates charged by the Manager to the Fund.

Recently Adopted Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing London Inter-bank Offered Rate (“LIBOR”) or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06 Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848 which updates and clarifies ASU No. 2020-04. The amendments in this ASU defer the sunset date of Topic 848 from December 31, 2022, to December 31, 2024. Management expects these ASUs will not have a material impact on the Funds’ financial statements.

American Beacon FundsSM

Notes to Financial Statements

June 30, 2023 (Unaudited)

In June 2022, the FASB issued ASU No. 2022-03, Fair Value Measurement (Topic 820); Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which provides clarifying guidance that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. Management expects the ASU will not have a material impact on the Funds’ financial statements.

Class Disclosure

Each Fund has multiple classes of shares designed to meet the needs of different groups of investors; however, not all of the Funds offer all classes. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
R5 Class	Large institutional investors - sold directly or through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor Class	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500

A Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500

C Class	Retail investors who invest directly through a financial intermediary, such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000

R6 Class	Large institutional retirement plan investors - sold through retirement plan sponsors.	None

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Consolidation of Subsidiaries

The Schedules of Investments of the AHL Managed Futures Strategy Fund and the AHL TargetRisk Fund are consolidated to include the accounts of the American Beacon Cayman Managed Futures Strategy Fund, Ltd. and American Beacon Cayman TargetRisk Company, Ltd., respectively, each of which are wholly-owned and controlled subsidiaries (the “Subsidiaries”) of the AHL Managed Futures Strategy Fund and the AHL TargetRisk Fund. All intercompany accounts and transactions have been eliminated in consolidation for the AHL Managed Futures Strategy Fund and the AHL TargetRisk Fund.

For Federal tax purposes, taxable income for each Fund and its Subsidiary are calculated separately. The Subsidiaries are classified as controlled foreign corporations under the Internal Revenue Code of 1986 (the “Code”) and each Subsidiary’s taxable income is included in the calculation of the applicable Fund’s taxable income. Net losses of the Subsidiaries are not deductible by the AHL Managed Futures Strategy Fund and the AHL TargetRisk Fund either in the current period or future periods. The Subsidiaries have a fiscal year end of December 31st for financial statement consolidation purposes and a nonconforming tax year end of November 30th.

Each Fund may invest up to 25% of its total assets in its Subsidiary, which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies. The AHL

American Beacon FundsSM

Notes to Financial Statements

June 30, 2023 (Unaudited)

Managed Futures Strategy Fund and the AHL TargetRisk Fund expect to achieve a significant portion of their exposure to commodities and commodities-related investments through investment in the Subsidiaries. Unlike the AHL Managed Futures Strategy Fund and the AHL TargetRisk Fund, the Subsidiaries may invest without limitation in commodities and commodities-related investments.

Fund	Inception Date of Subsidiary	Subsidiary Net Assets at June 30, 2023	% of Total Assets of the Fund at June 30, 2023
American Beacon Cayman Managed Futures Strategy Fund, Ltd.	August 19, 2014	$849,858,122	23.62%
American Beacon Cayman TargetRisk Company, Ltd.	December 31, 2018	84,112,418	23.67%

CFTC Regulation

On August 13, 2013, the Commodity Futures Trading Commission (“CFTC”) adopted rules to harmonize conflicting SEC and CFTC disclosure, reporting and recordkeeping requirements for registered investment companies that do not meet an exemption from the definition of commodity pool. The harmonization rules provide that the CFTC will accept the SEC’s disclosure, reporting, and recordkeeping regime as substituted compliance for substantially all of the otherwise applicable CFTC regulations as long as such investment companies meet the applicable SEC requirements.

The Funds are commodity pools, as defined in the regulation of the CFTC and operated by the Manager, a commodity pool operator regulated by the CFTC.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Funds in preparation of the financial statements. The Funds are considered investment companies and accordingly, follow the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined based on specific lot identification.

Distributions to Shareholders

The Funds distribute most or all of their net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income and distributions of realized net capital gains and net gains from foreign currency transactions on an annual basis. The Funds do not have a fixed dividend rate and do not guarantee that they will pay any distributions in any particular period. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Funds may designate earnings and profits distributed to shareholders on the redemption of shares.

American Beacon FundsSM

Notes to Financial Statements

June 30, 2023 (Unaudited)

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income, realized and unrealized gains and losses from investments of the Funds are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Funds. Expenses directly charged or attributable to a Fund will be paid from the assets of a Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Funds on a basis that the Trust’s Board of Trustees (the “Board”) deems fair and equitable, which may be based on the relative net assets of the Funds or nature of the services performed and relative applicability to the Funds.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2.  Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The AHL Managed Futures Strategy Fund and the Manager are parties to a Management Agreement that obligates the Manager to provide the AHL Managed Futures Strategy Fund with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of the AHL Managed Futures Strategy Fund’s average daily net assets that is calculated and accrued daily, equal to 0.35%.

The AHL TargetRisk Fund and the AHL TargetRisk Core Fund (together, the “TargetRisk Funds”), and the Manager are parties to a Management Agreement that obligates the Manager to provide the TargetRisk Funds with investment advisory and administrative services. As compensation for preforming the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of each of the TargetRisk Funds’ average daily net assets that is calculated and accrued daily according to the following schedule:

First $5 billion	0.35%
Next $5 billion	0.325%
Next $10 billion	0.30%
Over $20 billion	0.275%

The Trust, on behalf of the Funds, and the Manager have entered into Investment Advisory Agreement with AHL Partners LLP (the “Sub-Advisor”), pursuant to which each Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on the Funds’ average daily net assets according to the following schedules:

American Beacon FundsSM

Notes to Financial Statements

June 30, 2023 (Unaudited)

AHL Managed Futures Strategy Fund

All Assets	1.00%

AHL TargetRisk Fund

First $500 million	0.55%
Next $500 million	0.50%
Next $500 million	0.45%
Over $1.5 billion	0.40%

AHL TargetRisk Core Fund

First $500 million	0.525%
Next $500 million	0.50%
Next $500 million	0.45%
Over $1.5 billion	0.40%

The Management and Sub-Advisory Fees paid by the Funds for the period ended June 30, 2023 were as follows:

AHL Managed Futures Strategy Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$6,393,177
Sub-Advisory Fees	1.00%	18,252,373

Total	1.35%	$24,645,550

AHL TargetRisk Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$710,628
Sub-Advisory Fees	0.55%	1,135,654

Total	0.90%	$1,846,282

AHL TargetRisk Core Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$15,914
Sub-Advisory Fees	0.53%	24,273

Total	0.88%	$40,187

Distribution Plans

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the A and C Classes of the Funds. Under the Distribution Plans, as compensation for distribution and shareholder servicing assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Investor, A, and C Classes of the Funds. As compensation for performing the duties

American Beacon FundsSM

Notes to Financial Statements

June 30, 2023 (Unaudited)

required under the Service Plans, the Manager receives an annualized fee up to 0.25% of the average daily net assets of the A and C Classes and up to 0.375% of the average daily net assets of the Investor Class of the Funds.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the R5 and Y Classes of the Funds and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. Certain services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Funds’ transfer agent. Accordingly, the Funds, pursuant to Board approval, have agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the R5 and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the R5 and Y Classes on an annual basis. During the period ended June 30, 2023, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statements of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
AHL Managed Futures Strategy	$1,319,820
AHL TargetRisk	161,831
AHL TargetRisk Core	266

As of June 30, 2023, the Funds owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statements of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
AHL Managed Futures Strategy	$213,548
AHL TargetRisk	23,993
AHL TargetRisk Core	-

Interfund Credit Facility

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for a fund. When a fund liquidates portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to two days (or longer for certain foreign transactions). Redemption requests normally are satisfied on the next business day. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the year ended June 30, 2023, the Funds did not utilize the credit facility.

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for the classes of the Funds, through April 30, 2024, to the extent that total operating expenses (excluding taxes, interest, brokerage

American Beacon FundsSM

Notes to Financial Statements

June 30, 2023 (Unaudited)

commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation, and other extraordinary expenses) exceed the Funds’ expense cap. During the period ended June 30, 2023, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap						Expiration of Reimbursed Expenses
Fund	Class	1/1/2023 – 4/30/2023	5/1/2023 – 6/30/2023	Reimbursed Expenses		(Recouped) Expenses
AHL Managed Futures Strategy	R5	1.54%	N/A	$24,255	**	$-		2026
AHL Managed Futures Strategy	Y	N/A	N/A	97,733	**	-		2026
AHL Managed Futures Strategy	Investor	1.92%	N/A	2,219	**	-		2026
AHL Managed Futures Strategy	A	N/A	N/A	7,209	**	-		2026
AHL Managed Futures Strategy	C	N/A	N/A	1,273	**	-		2026
AHL TargetRisk	R5	1.04%	1.04%	28,021	**	-		2026
AHL TargetRisk	Y	N/A	N/A	6,298	**	-		2026
AHL TargetRisk	Investor	N/A	N/A	189	**	-		2026
AHL TargetRisk	A	N/A	N/A	67	**	-		2026
AHL TargetRisk	C	N/A	N/A	211	**	-		2026
AHL TargetRisk Core	Y	1.09%	1.00%	$4,167		$(7	)*	2026
AHL TargetRisk Core	A	1.39%	1.25%	807		-		2026
AHL TargetRisk Core	C	2.14%	2.00%	741		-		2026
AHL TargetRisk Core	R6	0.99%	0.99%	78,368		-		2026

*	These amounts represent Recouped Expenses from prior fiscal years and is reflected in Total Expenses on the Statements of Operations.
**

Amounts include voluntary fees waived and expenses reimbursed at the American Beacon Cayman Managed Futures Strategy Fund, Ltd., subsidiary of American Beacon AHL Managed Futures Strategy Fund and the American Beacon Cayman TargetRisk Company, Ltd., subsidiary of American Beacon AHL TargertRisk Fund.

Of the above amounts, $916,839 and $19,858 was disclosed as a Receivable for expense reimbursement on the Statements of Assets and Liabilities at June 30, 2023 for the AHL Managed Futures Strategy Fund and AHL TargetRisk Core Fund, respectively and $71,580 was disclosed as a Payable for expense recoupment on the Statements of Assets and Liabilities at June 30, 2023 for the AHL TargetRisk Fund.

The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of such contractual and voluntary fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Funds for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Funds’ annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2026. The Funds did not record a liability for potential reimbursements due to the current assessment that reimbursements are uncertain. The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability are as follows:

Fund	Recouped Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
AHL Managed Futures Strategy	$-	$71,901	$70,057	2023
AHL Managed Futures Strategy	-	160,764	-	2024
AHL Managed Futures Strategy	-	276,767	-	2025
AHL TargetRisk	-	31,186	8,713	2023
AHL TargetRisk	-	41,004	-	2024
AHL TargetRisk	-	57,174	-	2025
AHL TargetRisk Core	-	308,326	-	2024
AHL TargetRisk Core	7	151,968	-	2025

American Beacon FundsSM

Notes to Financial Statements

June 30, 2023 (Unaudited)

Concentration of Ownership

From time to time, the Funds may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of accounts that represent a significant ownership of more than 5% of the Funds’ outstanding shares could have a material impact on the Funds. As of June 30, 2023, based on management’s evaluation of the shareholder account base, one account in the Fund has been identified as representing an affiliated significant ownership of approximately 46% for the AHL TargetRisk Core Fund.

Sales Commissions

The Funds’ Distributor, Resolute Investment Distributors, Inc. (“RID” or “Distributor”), may receive a portion of A Class sales charges from broker dealers which may be used to offset distribution related expenses. During the period ended June 30, 2023, RID collected $9,926 and $392 for AHL Managed Futures Strategy Fund and AHL TargetRisk Fund, respectively, from the sale of A Class Shares. There were no Class A sales charges collected for AHL TargetRisk Core Fund.

A CDSC of 0.50% will be deducted with respect to A Class Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the A Class Shares redeemed. During the period ended June 30, 2023, there were no CDSC fees collected for the Class A Shares of the AHL Managed Futures Strategy Fund, AHL TargetRisk Fund and AHL TargetRisk Core Fund.

A CDSC of 1.00% will be deducted with respect to C Class Shares redeemed within 12 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the C Class Shares redeemed. During the period ended June 30, 2023, there were no CDSC fees collected for the Class C Shares of the AHL Managed Futures Strategy Fund, AHL TargetRisk Fund and AHL TargetRisk Core Fund.

Trustee Fees and Expenses

As compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $130,000; (2) meeting attendance fee (for attendance in-person or via teleconference) of (a) $12,000 for in person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit and Compliance Committee and the Investment Committee, (c) $1,000 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. For this purpose, the Board considers attendance at regular meetings held by video conference to constitute in-person attendance at a Board meeting. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For her service as Board Chair, Ms. Cline receives an additional annual retainer of $50,000. Although she attends several committee meetings at each quarterly Board meeting, she receives only a single $2,500 fee each quarter for her attendance at those meetings. The chairpersons of the Audit and Compliance Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $10,000.

3.  Security Valuation and Fair Value Measurements

The price of each Fund’s shares is based on its net asset value (“NAV”) per share. Each Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

American Beacon FundsSM

Notes to Financial Statements

June 30, 2023 (Unaudited)

The NAV of each class of a Fund’s shares is determined based on a pro rata allocation of a Fund’s investment income, expenses and total capital gains and losses. A Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, a Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Funds do not price their shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when a Fund is not open for business, which may result in the value of a Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When a Fund holds securities or other assets that are denominated in a foreign currency, a Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as “valuation designee” to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule. Prior to September 8, 2022, fair value determinations were made pursuant to methodologies approved by the Board.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by a Fund occurs after the close of a related exchange but before the determination of a Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Funds may fair value securities as a result of significant events occurring after the close of the foreign markets in which a Fund invests as described below. In addition, the Funds may invest in illiquid securities requiring these procedures.

A Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before a Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of

American Beacon FundsSM

Notes to Financial Statements

June 30, 2023 (Unaudited)

non-U.S. securities will, in its judgment, materially affect the value of some or all a Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. A Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of a Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust Manager’s fair valuation procedures for a Fund.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities, and financial derivative instruments, such as futures contracts or options that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default

American Beacon FundsSM

Notes to Financial Statements

June 30, 2023 (Unaudited)

rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

With respect to a Fund’s investments that do not have readily available market quotations, the Board has designated the Adviser as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). If market prices are not readily available or are deemed unreliable, the Valuation Designee will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by the Valuation Designee may cause the NAV of a Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if a Fund were to sell the investment at approximately the time at which a Fund determines its NAV.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

OTC financial derivative instruments, such as forward foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

4.  Securities and Other Investments

Commodity Instruments

Exposure to physical commodities may subject the AHL Managed Futures Strategy Fund and the AHL TargetRisk Fund to greater volatility than investments in traditional securities. The value of such investments may be affected by overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as supply and demand, drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. Their value may also respond to investor perception of instability in the national or international economy, whether or not justified by the facts. However, these investments may help to moderate fluctuations in the value of a Fund’s other holdings, because these investments may not correlate with investments in traditional securities. Economic and other events (whether real

American Beacon FundsSM

Notes to Financial Statements

June 30, 2023 (Unaudited)

or perceived) can reduce the demand for commodities, which may reduce market prices and cause the value of a Fund’s shares to fall. No active trading market may exist for certain commodities investments, which may impair the ability of the Fund to sell or realize the full value of such investments in the event of the need to liquidate such investments. Certain commodities are subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks and result in greater volatility than investments in traditional securities. Because physical commodities do not generate investment income, the return on such investments will be derived solely from the appreciation or depreciation on such investments. Certain types of commodities instruments (such as commodity-linked swaps and commodity-linked structured notes) are subject to the risk that the counterparty to the instrument will not perform or will be unable to perform in accordance with the terms of the instrument.

Fixed Income Investments

The Funds’ exposure to fixed-income instruments may include:

•

Emerging Markets Debt. The Funds may invest a significant portion of their assets in a particular geographic region or country, including emerging markets. The Funds may consider a country to be an emerging market country based on a number of factors including, but not limited to, if the country is classified as an emerging or developing economy by any supranational organization such as the World Bank, International Finance Corporation or the United Nations, or related entities, or if the country is considered an emerging market country for purposes of constructing emerging market indices.

•

High-Yield Bonds. High-yield, non-investment grade bonds (also known as “junk bonds”) are low-quality, high-risk corporate bonds that generally offer a high level of current income. These bonds are considered speculative by rating organizations. For example, Moody’s, S&P Global Ratings and Fitch, Inc. rate them below Baa 3 and BBB-, respectively. High-yield bonds are often issued as a result of corporate restructurings, such as leveraged buyouts, mergers, acquisitions, or other similar events. They may also be issued by smaller, less creditworthy companies or by highly leveraged firms, which are generally less able to make scheduled payments of interest and principal than more financially stable firms. Because of their low credit quality, high-yield bonds must pay higher interest to compensate investors for the substantial credit risk they assume. Lower-rated securities are subject to certain risks that may not be present with investments in higher-grade securities. Investors should consider carefully their ability to assume the risks associated with lower-rated securities before investing in the Fund. The lower rating of certain high yielding corporate income securities reflects a greater possibility that the financial condition of the issuer or adverse changes in general economic conditions may impair the ability of the issuer to pay income and principal. Changes by rating agencies in their ratings of a fixed income security also may affect the value of these investments. However, allocating investments in the Fund among securities of different issuers should reduce the risks of owning any such securities separately. The prices of these high yielding securities tend to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic changes or individual corporate developments. During economic downturns, highly leveraged issuers may experience financial stress that adversely affects their ability to service principal and interest payment obligations, to meet projected business goals or to obtain additional financing, and the markets for their securities may be more volatile. If an issuer defaults, a Fund may incur additional expenses to seek recovery. Additionally, accruals of interest income for a Fund may have to be adjusted in the event of default. In the event of an issuer’s default, a Fund may write off prior income accruals for that issuer, resulting in a reduction in the Fund’s current dividend payment. Frequently, the higher yields of high-yielding securities may not reflect the value of the income stream that holders of such securities may expect, but rather the risk that such securities may lose a substantial portion of their value as a result of their issuer’s financial restructuring or default. Additionally, an economic downturn or an increase in interest rates could have a negative effect on the high-yield securities market and on the market value of the high-yield securities held by a Fund, as well as on the ability of the issuers of such securities to repay principal and interest on their borrowings.

American Beacon FundsSM

Notes to Financial Statements

June 30, 2023 (Unaudited)

•

Inflation Index Linked Securities. Inflation-indexed securities, also known as inflation-protected securities, are fixed income instruments structured such that their interest and principal payments are adjusted to keep up with inflation. In periods of deflation when the inflation rate is declining, the principal value of an inflation-indexed security will be adjusted downward. This will result in a decrease in the interest payments.

•

Investment Grade Securities. Investment grade securities that the Funds may purchase, either as part of its principal investment strategy or to implement a temporary defensive policy, include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by a rating organization rating that security (such as S&P Global Ratings, Moody’s Investors Service, Inc., or Fitch, Inc.) or comparably rated by the sub-advisor if unrated by a rating organization. The Funds, at the discretion of the sub-advisor, may retain a security that has been downgraded below the initial investment criteria.

•

Sovereign Debt. Sovereign debt securities are typically issued or guaranteed by national governments in order to finance the issuing country’s growth and/or budget. Investing in foreign sovereign debt securities will expose funds investing in such securities to the direct or indirect consequences of political, social or economic changes in the countries that issue the debt securities.

•	U.S. Government Securities. U.S. Government securities may include U.S. Treasury securities or debt obligations of U.S. Government-sponsored enterprises.

Illiquid and Restricted Securities

Generally, an illiquid asset is an asset that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to Rule 22e-4 under the Act or as otherwise permitted or required by SEC rules and interpretations. Historically, illiquid securities have included securities that have not been registered under the Securities Act, securities that are otherwise not readily marketable, and repurchase agreements having a remaining maturity of longer than seven calendar days. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. These securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. A large institutional market exists for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. However, the fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

Limitations on resale may have an adverse effect on the marketability of portfolio securities, and a Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven calendar days. In addition, a Fund may get only limited information about an issuer, so it may be less able to predict a loss. A Fund also might have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC adopted Rule 144A under the Securities Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by a Fund qualify under Rule 144A and an institutional market develops for those securities, a Fund likely will be able to dispose of the securities without registering them under the Securities Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A

American Beacon FundsSM

Notes to Financial Statements

June 30, 2023 (Unaudited)

securities could increase the level of a Fund’s illiquidity. The Manager or the Sub-Advisor, as applicable, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the Securities Act permits the sale abroad of securities that are not registered for sale in the United States and includes a provision for U.S. investors, such as a Fund, to purchase such unregistered securities if certain conditions are met.

Securities sold in private placement offerings made in reliance on the “private placement” exemption from registration afforded by Section 4(a)(2) of the Securities Act and resold to qualified institutional buyers under Rule 144A under the Securities Act (“Section 4(a)(2) securities”) are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as a Fund, that agree they are purchasing the securities for investment and not with an intention to distribute to the public. Any resale by the purchaser must be pursuant to an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(a)(2) securities normally are resold to other institutional investors through or with the assistance of the issuer or dealers that make a market in the Section 4(a)(2) securities, thus providing liquidity.

Restricted securities outstanding during the period ended June 30, 2023 are disclosed in the Notes to the Schedules of Investments.

Other Investment Company Securities and Other Exchange-Traded Products

The Funds may invest in shares of other investment companies, including open-end funds, closed-end funds, ETFs, unit investment trusts, and other investment companies of the Trust. The Funds may invest in securities of an investment company advised by the Manager or the Sub-Advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Funds become a shareholder of that investment company. As a result, the Funds’ shareholders indirectly will bear the Funds’ proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Funds’ shareholders directly bear in connection with the Funds’ own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Funds in their Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

The Funds can invest free cash balances in registered open-end investment companies regulated as money market funds under the Act, to provide liquidity or for defensive purposes. The Funds could invest in money market funds rather than purchasing individual short-term investments. If the Funds invests in money market funds, shareholders will bear their proportionate share of the expenses, including for example, advisory and administrative fees, of the money market funds in which the Funds invest, including advisory fees charged by the Manager to any applicable money market funds advised by the Manager.

U.S. Treasury Obligations

U.S. Treasury obligations include bills (initial maturities of one year or less), notes (initial maturities between two and ten years), and bonds (initial maturities over ten years) issued by the U.S. Treasury, Separately Traded Registered Interest and Principal component parts of such obligations (known as “STRIPS”) and inflation-indexed securities. The prices of these securities (like all debt securities) change between issuance and maturity in response to fluctuating market interest rates. U.S. Treasury obligations are subject to credit risk and interest rate risk.

5.  Financial Derivative Instruments

The Funds may utilize derivative instruments to enhance return, hedge risk, gain efficient exposure to an asset class or to manage liquidity.

American Beacon FundsSM

Notes to Financial Statements

June 30, 2023 (Unaudited)

Forward Foreign Currency Contracts

The Funds may have exposure to foreign currencies for investment or hedging purposes by purchasing or selling forward currency exchange contracts in non-U.S. currencies and by purchasing securities denominated in non-U.S. currencies. Foreign currencies may decline in value relative to the U.S. dollar and affect the Funds’ investments in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies. Not all forward contracts require a counterparty to post collateral, which may expose the Funds to greater losses in the event of a default by a counterparty.

Forward contracts are two-party contracts pursuant to which one party agrees to pay the counterparty a fixed price for an agreed upon amount of commodities or securities, or the cash value of commodities, securities or a securities index, at an agreed upon future date. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. An NDF is a forward contract where there is no physical settlement of the two currencies at maturity. Rather, on the contract settlement date, a net cash settlement will be made by one party to the other based on the difference between the contracted forward rate and the prevailing spot rate, on an agreed notional amount. Not all forward contracts require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty.

During the period ended June 30, 2023, the Funds entered into forward foreign currency contracts primarily for taking exposure to foreign currencies or hedging foreign currency fluctuations.

The Funds’ forward foreign currency contract notional dollar values outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average quarterly volume of forward foreign currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD at each quarter end.

Average Forward Foreign Currency Notional Amounts Outstanding Period Ended June 30, 2023
Fund	Purchased Contracts	Sold Contracts
AHL Managed Futures Strategy	$1,196,650,401	$1,173,222,042
AHL TargetRisk	8,682,395	52,554,848
AHL TargetRisk Core	61,861	177,438

Futures Contracts

A futures contract is a contract to purchase or sell a particular security, or the cash value of an asset, such as securities, indices, or currencies, at a specified future date at a price agreed upon when the contract is made. Under many such contracts, no delivery of the actual underlying asset is required. Rather, upon the expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the asset (e.g., a security or an index) at expiration, net of the initial and variation margin that was previously paid. A Treasury futures contract is a contract for the future delivery of a U.S. Treasury security. An equity index futures contract is based on the value of an underlying index. A Fund may, from time to time, use futures positions to equitize cash and expose its portfolio to changes in securities prices or index prices. This can magnify gains and losses in a Fund. A Fund also may have to sell assets at inopportune times to satisfy its settlement or collateral obligations. The risks associated with the use of futures contracts also include that there may be an imperfect correlation between the changes in market value of the futures contracts and the assets underlying such contracts and that there may not be a liquid secondary market for a futures contract.

During the period ended June 30, 2023, the Funds entered into futures contracts primarily for investing and/or hedging purposes.

American Beacon FundsSM

Notes to Financial Statements

June 30, 2023 (Unaudited)

The Funds’ average futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average quarterly volume of futures contracts. For the purpose of this disclosure, volume is measured by contracts outstanding at each quarter end.

Average Futures Contracts Outstanding
Fund	Period Ended June 30, 2023
AHL Managed Futures Strategy	86,234
AHL TargetRisk	3,725
AHL TargetRisk Core	72

Swap Agreements

A swap is a transaction in which a Fund and a counterparty agree to pay or receive payments at specified dates based upon or calculated by reference to changes in specified prices or rates (e.g., interest rates in the case of interest rate swaps) or the performance of specified securities or indices based on a specified amount (the “notional” amount). Nearly any type of derivative, including forward contracts, can be structured as a swap.

Swap agreements can be structured to provide exposure to a variety of different types of investments or market factors. For example, in an interest rate swap, fixed-rate payments may be exchanged for floating rate payments; in a currency swap, U.S. dollar-denominated payments may be exchanged for payments denominated in a foreign currency; and in a total return swap, payments tied to the investment return on a particular asset, group of assets or index may be exchanged for payments that are effectively equivalent to interest payments or for payments tied to the return on another asset, group of assets, or index. Swaps may have a leverage component, and adverse changes in the value or level of the underlying asset, reference rate or index can result in gains or losses that are substantially greater than the amount invested in the swap itself.

Some swaps currently are, and more in the future will be, centrally cleared. Swaps that are centrally-cleared are exposed to the creditworthiness of the clearing organizations (and, consequently, that of their members—generally, banks and broker-dealers) involved in the transaction. For example, an investor could lose margin payments it has deposited with the clearing organization as well as the net amount of gains not yet paid by the clearing organization if it breaches its agreement with the investor or becomes insolvent or goes into bankruptcy. In the event of bankruptcy of the clearing organization, the investor may be able to recover only a portion of the net amount of gains on its transactions and of the margin owed to it, potentially resulting in losses to the investor.

Swaps that are not centrally cleared, involve the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the counterparty or the failure of the counterparty to make required payments or otherwise comply with the terms of the agreement. To mitigate this risk, a Fund will only enter into swap agreements with counterparties considered by a sub-advisor to present minimum risk of default and a Fund normally obtains collateral to secure its exposure. Changing conditions in a particular market area, whether or not directly related to the referenced assets that underlie the swap agreement, may have an adverse impact on the creditworthiness of a counterparty.

The centrally cleared and OTC swap agreements into which a Fund enters normally provide for the obligations of a Fund and its counterparty in the event of a default or other early termination to be determined on a net basis. Similarly, periodic payments on a swap transaction that are due by each party on the same day normally are netted. To the extent that a swap agreement is subject to netting, a Fund’s cover and asset segregation responsibilities will normally be with respect to the net amount owed by a Fund. However, a Fund may be required to segregate liquid assets equal to the full notional amount of certain swaps, such as written credit default swaps on physically settled forwards or written options. The amount that a Fund must segregate may be reduced by the value of any collateral that it has pledged to secure its own obligations under the swap.

American Beacon FundsSM

Notes to Financial Statements

June 30, 2023 (Unaudited)

Credit Default Swap Agreements

Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of periodic premiums throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure up to the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation that a Fund owns or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default that a Fund does not own.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a

American Beacon FundsSM

Notes to Financial Statements

June 30, 2023 (Unaudited)

whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the Notes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent a market participant view of the likelihood or risk of default for the underlying referenced security to credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of June 30, 2023, for which a Fund is the seller of protection is disclosed in the Notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

During the period ended June 30, 2023, the AHL TargetRisk Fund entered into credit default swaps primarily for return enhancement and hedging.

The Fund’s credit default swap contract notional amounts outstanding fluctuate throughout the operating year as required to meet the strategic requirements. The following table illustrates the average quarterly volume of credit default swap contracts. For the purpose of this disclosure, the volume is measure by the notional amounts outstanding at each quarter end.

Average Credit Default Swap Notional Amounts Outstanding
Fund	Period Ended June 30, 2023
AHL TargetRisk	262,350,000

Total Return Swap Agreements

The AHL TargetRisk Fund may enter into total return swaps in order to take a “long” or “short” position with respect to an underlying referenced asset. The Fund is subject to market price volatility of the underlying referenced asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Fund will receive a payment from or make a payment to the counterparty.

American Beacon FundsSM

Notes to Financial Statements

June 30, 2023 (Unaudited)

The Fund’s total return swap contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average quarterly volume of total return swap contracts. For the purpose of this disclosure, volume is measured by notional amounts outstanding at each quarter end:

Average Total Return Swap Notional Amounts Outstanding
Fund	Period Ended June 30, 2023
AHL TargetRisk	54,688,013

The following is a summary of the fair valuations of the Funds’ derivative instruments categorized by risk exposure(1):

AHL Managed Futures Strategy Fund

Fair values of financial instruments on the Statements of Assets and Liabilities as of June 30, 2023:

	Derivatives not accounted for as hedging instruments

Assets:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Unrealized appreciation of forward foreign currency contracts	$-	$41,723,123	$-	$-	$-	$41,723,123
Receivable for variation margin from open futures contracts(2)	-	38,755,402	26,150,396	48,605,569	26,922,635	140,434,002

Liabilities:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Unrealized depreciation of forward foreign currency contracts	$-	$(20,380,152)	$-	$-	$-	$(20,380,152)
Payable for variation margin from open futures contracts(2)	-	(2,048,525)	(20,429,152)	(1,367,466)	(8,260,801)	(32,105,944)

The effect of financial derivative instruments on the Statements of Operations as of June 30, 2023:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Forward foreign currency contracts	$-	$(662,188)	$-	$-	$-	$(662,188)
Futures contracts	-	(42,098,062)	(87,622,491)	(47,458,391)	(14,853,075)	(192,032,019)

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Forward foreign currency contracts	$-	$32,980,669	$-	$-	$-	$32,980,669
Futures contracts	-	39,713,764	(1,196,271)	12,438,299	28,218,602	79,174,394

American Beacon FundsSM

Notes to Financial Statements

June 30, 2023 (Unaudited)

AHL TargetRisk Fund

Fair values of financial instruments on the Statements of Assets and Liabilities as of June 30, 2023:

	Derivatives not accounted for as hedging instruments

Assets:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Unrealized appreciation of forward foreign currency contracts	$-	$156,745	$-	$-	$-	$156,745
Receivable for variation margin from open futures contracts(2)	-	-	-	427,953	4,908,662	5,336,615
Unrealized appreciation from swap agreements	1,932,303	-	-	-	404,329	2,336,632

Liabilities:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Unrealized depreciation of forward foreign currency contracts	$-	$(493,377)	$-	$-	$-	$(493,377)
Payable for variation margin from open futures contracts(2)	-	-	-	(1,356,026)	(368,851)	(1,724,877)

The effect of financial derivative instruments on the Statements of Operations as of June 30, 2023:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Forward foreign currency contracts	$-	$116,633	$-	$-	$-	$116,633
Futures contracts	-	-	-	(3,834,351)	15,099,864	11,265,513
Swap agreements	3,816,738	-	-	-	(12,992,105)	(9,175,367)

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Forward foreign currency contracts	$-	$(96,012)	$-	$-	$-	$(96,012)
Futures contracts	-	-	-	4,817,738	9,227,944	14,045,682
Swap agreements	2,081,791	-	-	-	3,632,393	5,714,184

AHL TargetRisk Core Fund

The effect of financial derivative instruments on the Statements of Operations as of June 30, 2023:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Forward foreign currency contracts	$-	$4,162	$-	$-	$-	$4,162
Futures contracts	-	-	-	(124,217)	543,724	419,507

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Forward foreign currency contracts	$-	$2,772	$-	$-	$-	$2,772
Futures contracts	-	-	-	229,994	146,386	376,380

(1) See Note 3 in the Notes to Financial Statements for additional information.

(2) Includes cumulative appreciation (depreciation) of futures contracts as reported in the Fund’s Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

American Beacon FundsSM

Notes to Financial Statements

June 30, 2023 (Unaudited)

Master Agreements

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with counterparties govern transactions in OTC derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty.

As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery or sale-buyback financing transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Offsetting Assets and Liabilities

The Funds are parties to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Funds employ multiple money managers and counterparties and have elected not to offset qualifying financial and derivative instruments on the Statements of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below, if applicable. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, June 30, 2023.

AHL Managed Futures Strategy Fund

Offsetting of Financial and Derivative Assets as of June 30, 2023:
	Assets	Liabilities
Futures Contracts(1)(2)	$140,434,002	$32,105,944
Forward Foreign Currency Contracts	41,723,123	20,380,152

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$182,157,125	$52,486,096

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$(140,434,002)	$(32,105,944)

Total derivative assets and liabilities subject to an MNA	$41,723,123	$20,380,152

American Beacon FundsSM

Notes to Financial Statements

June 30, 2023 (Unaudited)

Financial Assets, Derivatives, and Collateral Received/(Pledged) by Counterparty as of June 30, 2023:
	Gross Amounts of Assets Presented in the Statements of Assets and Liabilities	Derivatives Available for Offset	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty			Non-Cash Collateral Pledged(2)	Cash Collateral Pledged(2)	Net Amount
Citibank, N.A.	$3,223,819	$(1,695,607)	$-	$-	$1,528,212
HSBC Bank (USA)	37,379,576	(18,469,794)	-	-	18,909,782
Royal Bank of Scotland PLC	1,119,728	(214,751)	-	-	904,977

Total	$41,723,123	$(20,380,152)	$-	$-	$21,342,971

	Gross Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Derivatives Available for Offset	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty			Non-Cash Collateral Received(2)	Cash Collateral Received(2)	Net Amount
Citibank, N.A.	$1,695,607	$(1,695,607)	$-	$-	$-
HSBC Bank (USA)	18,469,794	(18,469,794)	-	-	-
Royal Bank of Scotland PLC	214,751	(214,751)	-	-	-

Total	$20,380,152	$(20,380,152)	$-	$-	$-

AHL TargetRisk Fund

Offsetting of Financial and Derivative Assets as of June 30, 2023:
	Assets	Liabilities
Futures Contracts(1)(2)	$5,336,615	$1,724,877
Swap Agreement - Centrally cleared(2)	1,932,303	-
Swap Agreement - OTC	404,329	-
Forward Foreign Currency Contracts	156,745	493,377

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$7,829,992	$2,218,254

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$7,268,918	$1,724,877

Total derivative assets and liabilities subject to an MNA	$561,074	$493,377

Financial Assets, Derivatives, and Collateral Received/(Pledged) by Counterparty as of June 30, 2023:
	Gross Amounts of Assets Presented in the Statements of Assets and Liabilities	Derivatives Available for Offset	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty			Non-Cash Collateral Pledged(2)	Cash Collateral Pledged(2)	Net Amount
JPMorgan Securities LLC	$404,329	$-	$-	$-	$404,329
State Street Bank & Trust Co.	156,745	(156,745)	-	-	-

	$561,074	$(156,745)	$-	$-	$404,329

	Gross Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Derivatives Available for Offset	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty			Non-Cash Collateral Received(2)	Cash Collateral Received(2)	Net Amount
State Street Bank & Trust Co.	$493,377	$(156,745)	$-	$(336,632)	$-

Total	$493,377	$(156,745)	$-	$(336,632)	$-

(1) Includes cumulative appreciation or (depreciation) of futures contracts as reported in the Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

(2) The securities presented here within are not subject to master netting agreements. As such, this is disclosed for informational purposes only.

American Beacon FundsSM

Notes to Financial Statements

June 30, 2023 (Unaudited)

6.  Principal Risks

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Commodities Risk

The Funds’ investments in commodity-linked derivative instruments may subject the Funds to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as changes in supply and demand, drought, floods, weather, livestock disease, embargoes, tariffs, war, acts of terrorism and international economic, political and regulatory developments. The Funds and the Subsidiaries each may concentrate its assets in a particular sector of the commodities market (such as oil, metal or agricultural products). As a result, the Funds and the Subsidiaries may be more susceptible to risks associated with those sectors. The Funds’ investments in commodity-related instruments may lead to losses in excess of the Funds’ investment in such products. Such losses can significantly and adversely affect the NAV of the Funds and, consequently, a shareholder’s interest in the Funds.

Counterparty Risk

There are two separate categories of counterparty risk that arise out of a Fund’s investments in derivatives. The first relates to the risk that its swap counterparty defaults, and the second category relates to the risk that a futures commission merchant (“FCM”) would default on an obligation set forth in an agreement between a Fund and the FCM. As for the first category of risk, entering into derivatives in the OTC market involves counterparty risk, which is the risk that the dealer providing the derivative or other product will fail to timely perform its payment and other obligations or experience financial difficulties, which may include filing for bankruptcy. Therefore, to the extent that a Fund engages in trading in OTC markets, a Fund could be exposed to greater risk of loss through default than if it confined its trading to transactions that are centrally cleared. The second category of risk exists at and from the time that a Fund enters into derivatives transactions that are centrally cleared. In such cases, a clearing organization becomes a Fund’s counterparty and the principal counterparty risk is that the clearing organization itself will default. In addition, the FCM may hold margin posted in connection with those contracts and that margin may be rehypothecated (or re-pledged) by the FCM and lost or its return delayed due to a default by the FCM or other customer of the FCM. The FCM may itself file for bankruptcy, which would either delay the return of, or jeopardize altogether the assets posted by the FCM as margin in response to margin calls relating to cleared positions. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruptions, a Fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for a Fund.

Credit Risk

The Funds are subject to the risk that the issuer or guarantor of a debt security, or the counterparty to a derivatives contract or a loan will fail to make timely payment of interest or principal or otherwise honor its obligations or default completely. A decline in the credit rating of an individual security held by the Funds may have an adverse impact on its price and make it difficult for the Funds to sell it. Ratings represent a rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies might not always change their credit rating on an issuer or security in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations. Credit risk is typically greater for securities with ratings that are below investment grade. Since the Funds can invest significantly in high-yield investments considered speculative in nature, this risk may be substantial.

Currency Risk

The Funds may have exposure to foreign currencies by making direct investments in non-U.S. currencies or in securities denominated in non-U.S. currencies, or by purchasing or selling forward currency exchange contracts

American Beacon FundsSM

Notes to Financial Statements

June 30, 2023 (Unaudited)

in non-U.S. currencies. Foreign currencies may decline in value relative to the U.S. dollar, or, in the case of hedging positions, the U.S. dollar may decline in value relative to the currency being hedged, and thereby affect a Funds’ investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Funds’ investments in foreign currency denominated securities may reduce the returns of the Funds. Currency futures, forwards, options or swaps may not always work as intended, and in specific cases, the Funds may be worse off than if it had not used such instrument(s). There may not always be suitable hedging instruments available. Even where suitable hedging instruments are available, the Funds may choose to not hedge its currency risks.

Derivatives Risk

Derivatives may involve significant risk. The use of derivative instruments may expose the Funds to additional risks that it would not be subject to if it invested directly in the securities or other instruments underlying those derivatives, including the high degree of leverage often embedded in such instruments, and potential material and prolonged deviations between the theoretical value and realizable value of a derivative. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivatives may at times be illiquid, and the Funds may not be able to close out or sell a derivative at a particular time or at an anticipated price. Certain derivatives may be difficult to value, and valuation may be more difficult in times of market turmoil.

Derivatives may also be more volatile than other types of investments. The Funds may buy or sell derivatives not traded on an exchange, which may be subject to heightened liquidity and valuation risk. Derivative investments can increase portfolio turnover and transaction costs. Derivatives also are subject to counterparty risk and credit risk. As a result, the Funds may not recover their investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose the Funds to greater losses in the event of a default by a counterparty. Ongoing changes to the regulation of the derivatives markets and potential changes in the regulation of funds using derivative instruments could limit a Fund’s ability to pursue its investment strategies. New regulation of derivatives may make them more costly, or may otherwise adversely affect their liquidity, value or performance.

Foreign Investing and Emerging Markets Risk

Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets. To the extent the Funds invest a significant portion of its assets in securities of a single country or region, it is more likely to be affected by events or conditions of that country or region. In addition, the economies and political environments of emerging market countries tend to be more unstable than those of developed countries, resulting in more volatile rates of return than the developed markets and substantially greater risk to investors. There may be very limited oversight of certain foreign banks or securities depositories that hold foreign securities and currency and the laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt. When investing in emerging markets, the risks of investing in foreign securities are heightened. Emerging markets have unique risks that are greater than, or in addition to, investing in developed markets because emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited

American Beacon FundsSM

Notes to Financial Statements

June 30, 2023 (Unaudited)

number of potential buyers for such securities, resulting in increased volatility and limited liquidity for emerging market securities; trading suspensions; and delays and disruptions in securities settlement procedures. In addition, there may be less information available to make investment decisions and more volatile rates of return.

Forward Foreign Currency Contracts Risk

Forward foreign currency contracts, including non-deliverable forwards, are derivative instruments pursuant to a contract with a counterparty to pay a fixed price for an agreed amount of securities or other underlying assets at an agreed date or to buy or sell a specific currency at a future date at a price set at the time of the contract. The use of forward foreign currency contracts may expose the Funds to additional risks that it would not be subject to if it invested directly in the securities or currencies underlying the forward foreign currency contract.

Futures Contracts Risk

Futures contracts are derivative instruments where one party pays a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. There may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes. There can be no assurance that any strategy used will succeed. There also can be no assurance that, at all times, a liquid market will exist for offsetting a futures contract that a Fund has previously bought or sold and this may result in the inability to close a futures contract when desired. Futures contracts may experience potentially dramatic price changes, which will increase the volatility of a Fund and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract).

Hedging Risk

If the Funds use a hedging instrument at the wrong time or judges the market conditions incorrectly, or the hedged instrument does not correlate to the risk sought to be hedged, the hedge might be unsuccessful, reduce the Funds’ return, or create a loss.

High Portfolio Turnover Risk

Portfolio turnover is a measure of a Fund’s trading activity over a one-year period. A portfolio turnover rate of 100% would indicate that a Fund sold and replaced the entire value of its securities holdings during the period. High portfolio turnover could increase a Fund’s transaction costs because of increased broker commissions resulting from such transactions. These costs are not reflected in the Funds’ annual operating expenses or in the expense example, but they can have a negative impact on performance. Frequent trading by the Funds could also result in increased realized net capital gains, distributions of which are taxable to the Funds’ shareholders (including net short-term capital gain distributions, which are taxable to them as ordinary income).

High-Yield Securities Risk

Exposure to high-yield, below investment-grade securities (commonly referred to as “junk bonds”) generally involves significantly greater risks than an investment in investment grade securities. High-yield debt securities may fluctuate more widely in price and yield and may fall in price when the economy is weak or expected to become weak. These securities also may be difficult to sell at the time and price a Fund desires. High-yield securities are considered to be speculative with respect to an issuer’s ability to pay interest and principal and carry a greater risk that the issuers of lower-rated securities will default on the timely payment of principal and interest. High-yield securities may experience greater price volatility and less liquidity than investment grade securities. Issuers of securities that are in default or have defaulted may fail to resume principal or interest payments, in which case the Funds may lose its entire investment.

American Beacon FundsSM

Notes to Financial Statements

June 30, 2023 (Unaudited)

Interest Rate Risk

Generally, the value of investments with interest rate risk, such as fixed-income securities or derivatives, will move in the opposite direction to movements in interest rates. Factors including central bank monetary policy, rising inflation rates, and changes in general economic conditions may cause interest rates to rise, which could cause the value of the Fund’s investments to decline. Interest rates may rise, perhaps significantly and/or rapidly, potentially resulting in substantial losses to the Fund. Interest rate changes may have a more pronounced effect on the market value of fixed-rate instruments than on floating-rate instruments. The value of floating rate and variable securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The prices of fixed-income securities or derivatives are also affected by their durations. Fixed-income securities or derivatives with longer durations generally have greater sensitivity to changes in interest rates. Rising interest rates may cause the value of the Fund’s investments with longer durations and terms to maturity to decline, which may adversely affect the value of the Fund. For example, if a bond has a duration of eight years, a 1% increase in interest rates could be expected to result in an 8% decrease in the value of the bond. An increase in interest rates can impact markets broadly as well. To the extent the Fund holds an investment with a negative interest rate to maturity, the Fund may generate a negative return on that investment.

Leverage Risk

Financial leverage magnifies the exposure to the movement in prices of an asset or class of assets underlying a derivative instrument and results in increased volatility, which means that a Fund will have the potential for greater losses than if a Fund does not use the derivative instruments that have a leveraging effect. Leverage tends to magnify, sometimes significantly, the effect of any increase or decrease in a Fund’s exposure to an asset or class of assets and may cause a Fund’s NAV to be volatile.

A Fund may experience leveraging risk in connection with investments in derivatives because its investments in derivatives may be purchased with a fraction of the assets that would be needed to purchase the securities directly, so that the remainder of the assets may be invested in other investments. Such investments may have the effect of leveraging a Fund because a Fund may experience gains or losses not only on its investments in derivatives, but also on the investments purchased with the remainder of the assets. If the value of a Fund’s investments in derivatives is increasing, this could be offset by declining values of a Fund’s other investments. Conversely, it is possible that the rise in the value of a Fund’s non-derivative investments could be offset by a decline in the value of a Fund’s investments in derivatives. In either scenario, a Fund may experience losses. In a market where the value of a Fund’s investments in derivatives is declining and the value of its other investments is declining, a Fund may experience substantial losses. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. In addition, the costs that a Fund pays to engage in these practices are additional costs borne by a Fund and could reduce or eliminate any net investment profits.

LIBOR Risk

Certain of the instruments identified in the Fund’s principal investment strategies have coupon rates or may provide exposure to underlying investments with coupon rates, that are based on the ICE LIBOR (“LIBOR”), the Secured Overnight Financing Rate (“SOFR”), Euro Interbank Offered Rate and other similar types of reference rates (each, a “Reference Rate”). These Reference Rates are generally intended to represent the rate at which contributing banks may obtain short-term borrowings within certain financial markets.

Most maturities and currencies of LIBOR were phased out at the end of 2021, with the remaining ones to be phased out on June 30, 2023. These events and any additional regulatory or market changes may have an adverse impact on the Fund or its investments, including increased volatility or illiquidity in markets for instruments that rely on LIBOR. There remains uncertainty regarding the impact of the transition from LIBOR on the Fund and the financial markets generally. SOFR has been selected by a committee established by the Board of Governors of the

American Beacon FundsSM

Notes to Financial Statements

June 30, 2023 (Unaudited)

Federal Reserve System and the Federal Reserve Bank of New York to replace LIBOR as a Reference Rate in the United States and U.S. law requires that contracts without a practicable LIBOR alternative default to SOFR plus a set spread beginning in mid-2023. Other countries have undertaken similar initiatives to identify replacement Reference Rates for LIBOR in their respective markets. However, there are obstacles to converting certain existing investments and transactions to a new Reference Rate, as well as risks associated with using a new Reference Rate with respect to new investments and transactions. The transition process, or the failure of an industry to transition, could lead to increased volatility and illiquidity in markets for instruments that currently rely on LIBOR to determine interest rates and a reduction in the values of some LIBOR-based investments, all of which would impact the Fund. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to June 30, 2023. At this time, it is not possible to completely identify or predict the effect of any transition, establishment of alternative Reference Rates or other reforms to Reference Rates that may be enacted in the UK or elsewhere. In addition, any substitute Reference Rate and any pricing adjustments imposed by a regulator or by counterparties or otherwise may adversely affect the Fund’s performance and/or NAV.

Liquidity Risk

When there is little or no active trading market for a specific type of security, it can become more difficult to purchase or sell the securities at or near their perceived value. During such periods, certain investments held by a Fund may be difficult to sell or other investments may be difficult to purchase at favorable times or prices. As a result, a Fund may have to lower the price on certain securities that it is trying to sell, sell other securities instead or forgo an investment opportunity, any of which could have a negative effect on Fund management or performance. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer.

Market Direction Risk

Since the Funds will typically hold both long and short positions, an investment in the Funds will involve market risks associated with different types of investment decisions than those made for a typical “long only” fund. The Funds’ results could suffer both when there is a general market advance and the Funds hold significant “short” positions, and when there is a general market decline and the Funds hold significant “long” positions. In recent years, the markets have shown considerable volatility from day to day and even in intra-day trading.

Market Timing Risk

The Funds are subject to the risk of market timing activities by investors due to the Funds’ investments in high yield, and foreign securities, or its exposure to foreign securities through the derivatives it holds. If the Funds trade foreign securities, it generally prices these foreign securities using their closing prices from the foreign markets in which they trade, which typically is prior to the Funds’ calculation of its net asset value (“NAV”). These prices may be affected by events that occur after the close of a foreign market but before the Fund prices its shares. In such instances, the Funds may fair value high yield and foreign securities. However, some investors may engage in frequent short-term trading in the Funds to take advantage of any price differentials that may be reflected in the NAV of the Funds’ shares. Frequent trading by Funds shareholders poses risks to other shareholders in the Funds, including (i) the dilution of the Funds’ NAV, (ii) an increase in the Funds’ expenses, and (iii) interference with the portfolio manager’s ability to execute efficient investment strategies. While the Manager monitors trading in the Funds, there is no guarantee that it can detect all market timing activities.

Market Risk

The Fund are subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect a Funds’ performance. Equity securities generally have greater price volatility than fixed-income securities, although under certain market conditions fixed-income securities may have comparable or greater price volatility. During a general

American Beacon FundsSM

Notes to Financial Statements

June 30, 2023 (Unaudited)

downturn in the securities markets, multiple assets may decline in value simultaneously. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed-income and credit markets may negatively affect many issuers worldwide. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future, particularly if markets enter a period of uncertainty or economic weakness. The value of a security may decline due to adverse issuer-specific conditions, general market conditions unrelated to a particular issuer, or factors that affect a particular industry or industries. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole.

Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed-income markets, which may disrupt economies and markets and adversely affect the value of your investment. Changes in value may be temporary or may last for extended periods.

Policy changes by the U.S. government and/or Federal Reserve and political events within the U.S. and abroad, including the U.S. presidential election, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Non-Diversification Risk

The Funds are non-diversified, which means the Funds may focus their investments in the securities of a comparatively small number of issuers. Investments in securities of a limited number of issuers exposes the Funds to greater market risk and potential losses than if assets were diversified among the securities of a greater number of issuers.

Obsolescence Risk

The Funds are unlikely to be successful in its quantitative trading strategies unless the assumptions underlying the models are realistic and either remain realistic and relevant in the future or are adjusted to account for changes in the overall market environment. If such assumptions are inaccurate or become inaccurate and are not promptly adjusted, it is likely that profitable trading signals will not be generated. If and to the extent that the models do not reflect certain factors, and the sub-advisor does not successfully address such omission through its testing and evaluation and modify the models accordingly, major losses may result – all of which will be borne by the Funds. The sub-advisor will continue to test, evaluate and add new Models, which may lead to the Models being modified from time to time. Any modification of the Models or strategies will not be subject to any requirement that shareholders receive notice of the change or that they consent to it. There can be no assurance as to the effects (positive or negative) of any modification to the Models or strategies on a Fund’s performance.

American Beacon FundsSM

Notes to Financial Statements

June 30, 2023 (Unaudited)

Other Investment Companies Risk

The Funds may invest in shares of other registered investment companies, including money market funds and ETFs. To the extent that the Funds invest in shares of other registered investment companies, the Funds will indirectly bear the fees and expenses, including for example, advisory and administrative fees, charged by those investment companies in addition to the Funds’ direct fees and expenses and will be subject to the risks associated with investments in those companies. For example, the Funds’ investments in money market funds are subject to interest rate risk, credit risk, and market risk. The Funds must rely on the investment company in which it invests to achieve its investment objective. If the investment company fails to achieve its investment objective, the value of the Funds’ investment may decline, adversely affecting the Funds’ performance. ETFs are subject to the following risks that do not apply to conventional funds: (1) the market price of an ETF’s shares may trade at a discount or premium to its NAV; (2) an active trading market for an ETF’s shares may not develop or be maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. An ETF that tracks an index may not precisely replicate the returns of its benchmark index. To the extent the Funds invest in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, the Funds are subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject. ETFs have expenses associated with their operation, typically including advisory fees.

Recent Market Events Risk

Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, the risks discussed herein associated with an investment in the Fund may be increased. An outbreak of infectious respiratory illness caused by a novel coronavirus, known as COVID-19, was first detected in late 2019 and has subsequently spread globally. The transmission of various variants of COVID-19, and efforts to contain their spread, have resulted, and may continue to result, in significant disruptions to business operations, travel restrictions and closed borders, and lower consumer demand, as well as general concern and uncertainty that has negatively affected the global economy. Any resurgence of COVID-19 or a variant could negatively impact the Funds and adversely impact the economies of many nations, individual companies and the global securities and commodities markets, including their liquidity, in ways that cannot necessarily be foreseen at the present time.

Although interest rates were unusually low in recent years in the U.S. and abroad, recently, the Federal Reserve began to raise interest rates as part of its efforts to address rising inflation. It is difficult to accurately predict the pace at which the Federal Reserve will continue to increase interest rates, or the timing, frequency or magnitude of any such increases. Additionally, various economic and political factors could cause the Federal Reserve to change its approach in the future and the Federal Reserve’s actions may result in an economic slowdown. Unexpected increases in interest rates could lead to market volatility or reduce liquidity in certain sectors of the market.

Slowing global economic growth; risks associated with a trade agreement between the United Kingdom and the European Union; the risks associated with ongoing trade negotiations with China; the possibility of changes to some international trade agreements; tensions, war, or open conflict between nations, such as between Russia and Ukraine or in eastern Asia; political or economic dysfunction within some nations, including major producers of oil; economic stimulus by the Japanese central bank; and dramatic changes in commodity and currency prices could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time. Russia’s military invasion of Ukraine beginning in February 2022, the responses and sanctions by the United States and other countries, and the potential for wider conflict have had, and could continue to have, severe adverse effects on regional and global economies and could further increase volatility and uncertainty in the financial markets and the prices of various commodities.

American Beacon FundsSM

Notes to Financial Statements

June 30, 2023 (Unaudited)

Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.

Short Position Risk

The Funds’ losses are potentially unlimited in a short position transaction because there is potentially no limit on the amount that the security that the Funds are required to purchase may have appreciated. Because the Funds may invest the proceeds of a short sale, another effect of short selling on the Funds is similar to the effect of leverage, in that it amplifies changes in the Funds’ net asset value since it increases the exposure of the Funds to the market.

Sovereign and Quasi Sovereign Debt Risk

An investment in sovereign and quasi-sovereign debt obligations involves special risks not present in corporate debt obligations. Sovereign and quasi-sovereign debt securities. These investments are issued or guaranteed by a sovereign government or entity affiliated with or backed by a sovereign government. The issuer of the sovereign or quasi-sovereign debt that controls the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Funds may have limited recourse in the event of a default. In addition, these investments are subject to risk of payment delays or defaults due to (1) country cash flow problems, (2) insufficient foreign currency reserves, (3) political considerations, (4) large debt positions relative to the country’s economy, (5) policies toward foreign lenders or investors, (6) the failure to implement economic reforms required by the International Monetary Fund or other multilateral agencies, or (7) an inability or unwillingness to repay debts. It may be particularly difficult to enforce the rights of debt holders in frontier and emerging markets. A governmental entity that defaults on an obligation may request additional time in which to pay or receive further loans or may seek to restructure its obligations to reduce interest rates or outstanding principal. There is no legal process for collecting sovereign and quasi-sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected. Sovereign and quasi-sovereign debt risk is increased for emerging and frontier markets issuers, which are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt. Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis, which has led to defaults and the restructuring of certain indebtedness.

Subsidiaries Risk

There can be no assurance that the investment objective of a Subsidiary will be achieved. The Subsidiaries are not registered under the Act, and are not subject to all the investor protections of the Act. However, the AHL Managed Futures Strategy Fund and the AHL TargetRisk Fund wholly own and control its respective Subsidiary, and each Fund and its respective Subsidiary are both managed by the Manager and the sub-advisor pursuant to separate agreements, making it unlikely that a Subsidiary will take action contrary to the interests of its respective Fund and its shareholders. The Board has oversight responsibility for the investment activities of the Funds, including its investment in the Subsidiaries, and each Fund’s role as sole shareholder of its respective Subsidiary. Changes in the laws of the United States and/or the Cayman Islands, under which the Funds and Subsidiaries, respectively, are organized, could result in the inability of the Funds and/or Subsidiaries to operate as described in the Prospectus and could negatively affect the Funds and their respective shareholders. For example, the Cayman Islands government has undertaken not to impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiaries. If Cayman Islands law changes such that the Subsidiaries must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns. Rulemaking by the CFTC or other regulatory initiatives may affect the Funds’ ability to use its respective Subsidiary to pursue its investment strategies.

American Beacon FundsSM

Notes to Financial Statements

June 30, 2023 (Unaudited)

Swap Agreement Risk

Swaps can involve greater risks than a direct investment in an underlying asset, because swaps typically include a certain amount of embedded leverage and as such are subject to leveraging risk. If swaps are used as a hedging strategy, the Funds are subject to the risk that the hedging strategy may not eliminate the risk that is intended to offset, due to, among other reasons, the occurrence of unexpected price movements or the non-occurrence of expected price movements. Swaps also may be difficult to value. Interest rate swaps, total return swaps, currency swaps, credit default swaps and commodities swaps are subject to counterparty risk, credit risk and liquidity risk. In addition, interest rate swaps are subject to interest rate risk, total return swaps are subject to market risk, and interest rate risk if the underlying securities are bonds or other debt obligations, currency swaps are subject to currency risk, and commodities swaps are subject to commodities risk.

Tax Risk

To qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”) (“RIC”), the Funds must, among other requirements, derive at least 90% of their gross income for each taxable year from “qualifying income.” Income from certain commodity-linked derivative instruments in which the AHL Managed Futures Strategy and AHL TargetRisk Funds invest is not considered qualifying income. These Funds will therefore restrict their income from direct investments in those instruments, such as commodity-linked swaps, to a maximum of 10% of their gross income for each taxable year. Each of these Fund’s investment in its Subsidiary is expected to provide the Funds with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M. The Internal Revenue Service (“IRS”) issued a large number of private letter rulings (“PLRs”) (which the Funds may not cite as precedent) from 2006 to 2011 that income a RIC derives from a wholly owned foreign subsidiary (a “controlled foreign corporation” or “CFC”) (such as the Subsidiary) that earns income derived from commodity-linked derivative instruments is qualifying income. Treasury regulations published on March 19, 2019, provide that income inclusions of a RIC from a CFC are qualifying income for the RIC whether or not the CFC makes distributions to the RIC out of its associated earnings and profits for the applicable taxable year. The federal income tax treatment of a Fund’s commodity-linked investments and income from its Subsidiary may be materially adversely affected by future legislation, other Treasury regulations, and/or guidance issued by the IRS that could affect whether income from such investments is qualifying income under Subchapter M or otherwise materially affect the character, timing or recognition, and/or amount of a Fund’s taxable income and/or net capital gains and, therefore, the distributions the Funds make.

Valuation Risk

This is the risk that a Fund has valued a security at a price different from the price at which it can be sold. This risk may be especially pronounced for investments, such as derivatives, which may be illiquid or which may become illiquid and for securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market conditions make it difficult to value certain investments, a Fund may value these investments using more subjective methods, such as fair-value methodologies. Investors who purchase or redeem Fund shares on days when a Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received if the Fund had not fair-valued the securities or had used a different valuation methodology. The value of foreign securities, certain fixed-income securities and currencies, as applicable, may be materially affected by events after the close of the markets on which they are traded, but before a Fund determines its NAV. A Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third-party service providers, such as pricing services or accounting agents.

Volatility Risk

The Funds may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Funds’ NAV per share to experience significant increases or declines in value over short

American Beacon FundsSM

Notes to Financial Statements

June 30, 2023 (Unaudited)

periods of time. Market interest rate changes may also cause the Funds’ NAV per share to experience volatility. This is because the value of an obligation asset in the Funds is partially a function of whether it is paying what the market perceives to be a market rate of interest for the particular obligation given its individual credit and other characteristics. If market interest rates change, an obligation’s value could be affected to the extent the interest rate paid on that obligation does not reset at the same time.

7.  Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year ended December 31, 2022 for AHL Managed Futures Strategy Fund and AHL TargetRisk Fund, and the tax years in the three year ended December 31, 2022 for AHL TargetRisk Core Fund remain subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. The Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.

As of June 30, 2023, the tax cost for each Fund and their respective gross unrealized appreciation (depreciation) were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
AHL Managed Futures Strategy	$3,284,598,968	$145,311,529	$(298,008,687)	$(152,697,158)
AHL TargetRisk	360,310,379	5,703,475	(39,005,801)	(33,302,326)

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of December 31, 2022, the Funds had the following capital loss carryforwards:

Fund	Short-Term Capital Loss Carryforwards	Long-Term Capital Loss Carryforwards
AHL Managed Futures Strategy	$-	$-
AHL TargetRisk	84,429,296	58,663,276
AHL TargetRisk Core	1,000,006	1,114,691

American Beacon FundsSM

Notes to Financial Statements

June 30, 2023 (Unaudited)

8.  Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the period ended June 30, 2023 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Purchases of U.S. Government Securities	Sales (non-U.S. Government Securities)	Sales of U.S. Government Securities
AHL Managed Futures Strategy	$-	$-	$-	$-
AHL TargetRisk	6,795,770	21,005,138	4,281,363	17,813,827
AHL TargetRisk Core	-	-	-	-

9.  Borrowing Arrangements

Effective November 11, 2022 (the “Effective Date”), the Funds, along with certain other funds managed by the Manager (“Participating Funds”), renewed a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $100 million with interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed. Each of the Participating Funds paid a proportional amount of a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 9, 2023, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

On the Effective Date, the Funds, along with certain other Participating Funds managed by the Manager, also renewed an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $100 million with interest at a rate equal to the higher of (a) OBFR daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed on each outstanding loan. Each of the Participating Funds paid a proportional amount of a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 9, 2023, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Loan expense” on the Statements of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the period ended June 30, 2023, the Funds did not utilize these facilities.

10.  Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Funds:

	R5 Class
	Six Months Ended June 30, 2023		Year Ended December 31, 2022
	(unaudited)
AHL Managed Futures Strategy Fund	Shares	Amount	Shares	Amount
Shares sold	13,704,303	$142,674,176	54,506,502	$639,658,477
Reinvestment of dividends	-	-	6,418,014	66,554,807
Shares redeemed	(18,659,875)	(191,107,733)	(39,451,537)	(471,391,629)

Net increase (decrease) in shares outstanding	(4,955,572)	$(48,433,557)	21,472,979	$234,821,655

American Beacon FundsSM

Notes to Financial Statements

June 30, 2023 (Unaudited)

	Y Class
	Six Months Ended June 30, 2023		Year Ended December 31, 2022
	(unaudited)
AHL Managed Futures Strategy Fund	Shares	Amount	Shares	Amount
Shares sold	65,382,775	$668,533,816	166,515,996	$1,936,722,986
Reinvestment of dividends	-	-	37,717,968	388,872,253
Shares redeemed	(56,890,382)	(579,978,759)	(102,465,983)	(1,193,534,161)

Net increase in shares outstanding	8,492,393	$88,555,057	101,767,981	$1,132,061,078

	Investor Class
	Six Months Ended June 30, 2023		Year Ended December 31, 2022
	(unaudited)
AHL Managed Futures Strategy Fund	Shares	Amount	Shares	Amount
Shares sold	1,682,456	$17,026,383	4,513,308	$53,065,036
Reinvestment of dividends	-	-	997,754	10,137,185
Shares redeemed	(2,507,293)	(25,619,759)	(2,672,618)	(31,004,458)

Net increase (decrease) in shares outstanding	(824,837)	$(8,593,376)	2,838,444	$32,197,763

	A Class
	Six Months Ended June 30, 2023		Year Ended December 31, 2022
	(unaudited)
AHL Managed Futures Strategy Fund	Shares	Amount	Shares	Amount
Shares sold	7,584,343	$76,051,566	17,397,853	$204,686,616
Reinvestment of dividends	-	-	2,863,163	29,032,478
Shares redeemed	(12,171,657)	(121,635,318)	(1,967,543)	(22,529,798)

Net increase (decrease) in shares outstanding	(4,587,314)	$(45,583,752)	18,293,473	$211,189,296

	C Class
	Six Months Ended June 30, 2023		Year Ended December 31, 2022
	(unaudited)
AHL Managed Futures Strategy Fund	Shares	Amount	Shares	Amount
Shares sold	553,349	$5,304,484	1,996,823	$22,903,534
Reinvestment of dividends	-	-	533,952	5,216,714
Shares redeemed	(346,499)	(3,328,758)	(479,112)	(5,128,896)

Net increase in shares outstanding	206,850	$1,975,726	2,051,663	$22,991,352

	R5 Class
	Six Months Ended June 30, 2023		Year Ended December 31, 2022
	(unaudited)
AHL TargetRisk Fund	Shares	Amount	Shares	Amount
Shares sold	545,607	$5,471,256	1,161,168	$12,863,057
Reinvestment of dividends	-	-	382,952	3,718,464
Shares redeemed	(4,999,450)	(51,169,153)	(3,926,989)	(42,052,344)

Net (decrease) in shares outstanding	(4,453,843)	$(45,697,897)	(2,382,869)	$(25,470,823)

	Y Class
	Six Months Ended June 30, 2023		Year Ended December 31, 2022
	(unaudited)
AHL TargetRisk Fund	Shares	Amount	Shares	Amount
Shares sold	5,250,583	$52,563,992	17,909,312	$198,353,953
Reinvestment of dividends	-	-	1,778,194	17,266,267
Shares redeemed	(10,801,417)	(107,723,659)	(46,628,732)	(498,602,613)

Net (decrease) in shares outstanding	(5,550,834)	$(55,159,667)	(26,941,226)	$(282,982,393)

American Beacon FundsSM

Notes to Financial Statements

June 30, 2023 (Unaudited)

	Investor Class
	Six Months Ended June 30, 2023		Year Ended December 31, 2022
	(unaudited)
AHL TargetRisk Fund	Shares	Amount	Shares	Amount
Shares sold	41,856	$416,641	310,978	$3,508,452
Reinvestment of dividends	-	-	57,355	555,196
Shares redeemed	(484,766)	(4,807,919)	(710,243)	(7,661,224)

Net (decrease) in shares outstanding	(442,910)	$(4,391,278)	(341,910)	$(3,597,576)

	A Class
	Six Months Ended June 30, 2023		Year Ended December 31, 2022
	(unaudited)
AHL TargetRisk Fund	Shares	Amount	Shares	Amount
Shares sold	70,306	$695,025	155,992	$1,696,505
Reinvestment of dividends	-	-	19,173	184,824
Shares redeemed	(171,640)	(1,724,751)	(238,899)	(2,575,449)

Net (decrease) in shares outstanding	(101,334)	$(1,029,726)	(63,734)	$(694,120)

	C Class
	Six Months Ended June 30, 2023		Year Ended December 31, 2022
	(unaudited)
AHL TargetRisk Fund	Shares	Amount	Shares	Amount
Shares sold	20,723	$204,884	272,812	$3,010,478
Reinvestment of dividends	-	-	47,302	451,733
Shares redeemed	(255,033)	(2,509,491)	(822,185)	(8,509,131)

Net (decrease) in shares outstanding	(234,310)	$(2,304,607)	(502,071)	$(5,046,920)

	Y Class
	Six Months Ended June 30, 2023		Year Ended December 31, 2022
	(unaudited)
AHL TargetRisk Core Fund	Shares	Amount	Shares	Amount
Shares sold	2,250	$20,064	295,831	$2,628,427
Reinvestment of dividends	-	-	1,269	10,103
Shares redeemed	(171,253)	(1,394,369)	(136,026)	(1,211,791)

Net increase (decrease) in shares outstanding	(169,003)	$(1,374,305)	161,074	$1,426,739

	C Class
	Six Months Ended June 30, 2023		Year Ended December 31, 2022
	(unaudited)
AHL TargetRisk Core Fund	Shares	Amount	Shares	Amount
Shares sold	-	$-	-	$-
Reinvestment of dividends	-	-	77	600
Shares redeemed	(621)	(5,000)	-	-

Net increase (decrease) in shares outstanding	(621)	$(5,000)	77	$600

	R6 Class
	Six Months Ended June 30, 2023		Year Ended December 31, 2022
	(unaudited)
AHL TargetRisk Core Fund	Shares	Amount	Shares	Amount
Shares sold	-	$-	-	$-
Reinvestment of dividends	-	-	7,444	59,399
Shares redeemed	-	-	-	-

Net increase in shares outstanding	-	$-	7,444	$59,399

American Beacon FundsSM

Notes to Financial Statements

June 30, 2023 (Unaudited)

11.  Subsequent Events

Upon the recommendation of the Manager, the Board approved a plan to liquidate and terminate the American Beacon AHL TargetRisk Core Fund (the “Fund”). The liquidation date for the Fund was on July 7, 2023 (the “Liquidation Date”). In anticipation of the liquidation, effective as of March 15, 2023, the Fund was closed to new shareholders. On or about the Liquidation Date, the Fund will distribute cash pro rata to all remaining shareholders who have not previously redeemed or exchanged all of their shares. These shareholder redemptions may be taxable events. Thereafter, the Fund will terminate.

American Beacon AHL Managed Futures Strategy FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Six Months Ended June 30,		Year Ended December 31,
	2023		2022	2021		2020	2019	2018

	(unaudited)
Net asset value, beginning of period	$10.42		$10.49	$10.72		$10.22	$10.63	$10.57

Income (loss) from investment operations:
Net investment income (loss)	0.05		0.41	(0.18	)B	(1.03)	0.04	(0.02)
Net gains (losses) on investments (both realized and unrealized)	(0.12)		1.36	0.74		2.10	0.01	0.28

Total income (loss) from investment operations	(0.07)		1.77	0.56		1.07	0.05	0.26

Less distributions:
Dividends from net investment income	-		(0.52)	(0.47)		(0.34)	(0.27)	(0.14)
Distributions from net realized gains	-		(1.32)	(0.32)		(0.23)	(0.19)	(0.06)

Total distributions	-		(1.84)	(0.79)		(0.57)	(0.46)	(0.20)

Net asset value, end of period	$10.35		$10.42	$10.49		$10.72	$10.22	$10.63

Total returnC	(0.67	)%D	16.93%	5.12%		10.67%	0.43%	2.42%

Ratios and supplemental data:
Net assets, end of period	$637,992,836		$693,916,735	$473,334,156		$195,920,482	$347,611,671	$396,044,490
Ratios to average net assets:
Expenses, before reimbursements and/or recoupmentsE	1.45	%F	1.49%	1.55%		1.59%	1.60%	1.71%
Expenses, net of reimbursements and/or recoupmentsE	1.44	%F	1.48%	1.54%		1.54%	1.54%	1.54%
Net investment income (loss), before expense reimbursements and/or recoupments	2.84	%F	0.08%	(1.58)%		(3.19)%	0.52%	(0.40)%
Net investment income (loss), net of reimbursements and/or recoupments	2.85	%F	0.09%	(1.57)%		(3.14)%	0.58%	(0.23)%
Portfolio turnover rateG	-%		-%	-%		-%	0%	-%

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E

Please refer to the Expense Reimbursement Plan in Note 2 of the Notes to the Financial Statements for information related to the voluntary fees waived and expenses reimbursed at the American Beacon Cayman Managed Futures Strategy Fund, Ltd.

F	Annualized.
G

Portfolio turnover is based on the lesser of long-term purchases or sales divided by the average long-term fair value during the period. The Fund did not invest in any long-term securities during the reporting period.

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended June 30,		Year Ended December 31,
	2023		2022	2021		2020	2019	2018

	(unaudited)
Net asset value, beginning of period	$10.36		$10.43	$10.67		$10.17	$10.58	$10.53

Income (loss) from investment operations:
Net investment income (loss)	0.17		0.40	(0.17	)A	0.08	0.08	0.10
Net gains (losses) on investments (both realized and unrealized)	(0.25)		1.36	0.72		0.99	(0.05)	0.14

Total income (loss) from investment operations	(0.08)		1.76	0.55		1.07	0.03	0.24

Less distributions:
Dividends from net investment income	-		(0.51)	(0.47)		(0.34)	(0.25)	(0.13)
Distributions from net realized gains	-		(1.32)	(0.32)		(0.23)	(0.19)	(0.06)

Total distributions	-		(1.83)	(0.79)		(0.57)	(0.44)	(0.19)

Net asset value, end of period	$10.28		$10.36	$10.43		$10.67	$10.17	$10.58

Total returnB	(0.77	)%C	16.95%	5.04%		10.71%	0.34%	2.28%

Ratios and supplemental data:
Net assets, end of period	$2,718,896,857		$2,650,349,111	$1,608,801,856		$888,669,539	$634,005,786	$500,530,112
Ratios to average net assets:
Expenses, before reimbursements and/or recoupmentsE	1.54	%D	1.56%	1.54%		1.64%	1.63%	1.72%
Expenses, net of reimbursements and/or recoupmentsE	1.54	%D	1.55%	1.53%		1.62%	1.64%	1.64%
Net investment income (loss), before expense reimbursements and/or recoupments	2.77	%D	0.00%	(1.48)%		0.02%	0.48%	0.71%
Net investment income (loss), net of reimbursements and/or recoupments	2.77	%D	0.01%	(1.47)%		0.04%	0.47%	0.79%
Portfolio turnover rateF	-%		-%	-%		-%	0%	-%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E

Please refer to the Expense Reimbursement Plan in Note 2 of the Notes to the Financial Statements for information related to the voluntary fees waived and expenses reimbursed at the American Beacon Cayman Managed Futures Strategy Fund, Ltd.

F

Portfolio turnover is based on the lesser of long-term purchases or sales divided by the average long-term fair value during the period. The Fund did not invest in any long-term securities during the reporting period.

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended June 30,		Year Ended December 31,
	2023		2022		2021	2020		2019	2018

	(unaudited)
Net asset value, beginning of period	$10.21		$10.32		$10.56	$10.07		$10.48	$10.44

Income (loss) from investment operations:
Net investment income (loss)	0.12	A	(0.02	)A	(0.17)	(0.04	)A	0.06	(0.12)
Net gains (losses) on investments (both realized and unrealized)	(0.21)		1.72		0.67	1.07		(0.05)	0.31

Total income (loss) from investment operations	(0.09)		1.70		0.50	1.03		0.01	0.19

Less distributions:
Dividends from net investment income	-		(0.49)		(0.42)	(0.31)		(0.23)	(0.09)
Distributions from net realized gains	-		(1.32)		(0.32)	(0.23)		(0.19)	(0.06)

Total distributions	-		(1.81)		(0.74)	(0.54)		(0.42)	(0.15)

Net asset value, end of period	$10.12		$10.21		$10.32	$10.56		$10.07	$10.48

Total returnB	(0.88	)%C	16.47%		4.69%	10.42%		0.08%	1.85%

Ratios and supplemental data:
Net assets, end of period	$57,101,618		$66,007,099		$37,408,089	$31,217,881		$18,716,672	$17,292,936
Ratios to average net assets:
Expenses, before reimbursements and/or recoupmentsD	1.82	%E	1.84%		1.93%	1.97%		1.94%	1.97%
Expenses, net of reimbursements and/or recoupmentsD	1.81	%E	1.83%		1.92%	1.92%		1.92%	1.92%
Net investment income (loss), before expense reimbursements and/or recoupments	2.46	%E	(0.20)%		(2.84)%	(0.44)%		0.17%	(0.95)%
Net investment income (loss), net of reimbursements and/or recoupments	2.47	%E	(0.19)%		(2.83)%	(0.39)%		0.19%	(0.90)%
Portfolio turnover rateF	-%		-%		-%	-%		0%	-%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D

Please refer to the Expense Reimbursement Plan in Note 2 of the Notes to the Financial Statements for information related to the voluntary fees waived and expenses reimbursed at the American Beacon Cayman Managed Futures Strategy Fund, Ltd.

E	Annualized.
F

Portfolio turnover is based on the lesser of long-term purchases or sales divided by the average long-term fair value during the period. The Fund did not invest in any long-term securities during the reporting period.

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended June 30,		Year Ended December 31,
	2023		2022	2021		2020	2019	2018

	(unaudited)
Net asset value, beginning of period	$10.19		$10.32	$10.56		$10.08	$10.49	$10.53

Income (loss) from investment operations:
Net investment income (loss)	0.02		1.04	(0.16	)A	(0.01)	0.04	(0.06	)A
Net gains (losses) on investments (both realized and unrealized)	(0.11)		0.66	0.68		1.03	(0.03)	0.18

Total income (loss) from investment operations	(0.09)		1.70	0.52		1.02	0.01	0.12

Less distributions:
Dividends from net investment income	-		(0.51)	(0.44)		(0.31)	(0.23)	(0.10)
Distributions from net realized gains	-		(1.32)	(0.32)		(0.23)	(0.19)	(0.06)

Total distributions	-		(1.83)	(0.76)		(0.54)	(0.42)	(0.16)

Net asset value, end of period	$10.10		$10.19	$10.32		$10.56	$10.08	$10.49

Total returnB	(0.88	)%C	16.53%	4.88%		10.31%	0.06%	1.14%

Ratios and supplemental data:
Net assets, end of period	$147,941,779		$195,971,375	$9,680,124		$4,653,583	$4,229,124	$4,303,787
Ratios to average net assets:
Expenses, before reimbursements and/or recoupmentsE	1.87	%D	1.80%	1.82%		1.91%	1.89%	2.05%
Expenses, net of reimbursements and/or recoupmentsE	1.86	%D	1.79%	1.81%		1.90%	1.94%	1.94%
Net investment income (loss), before expense reimbursements and/or recoupments	2.41	%D	0.45%	(1.44)%		(0.69)%	0.22%	(0.72)%
Net investment income (loss), net of reimbursements and/or recoupments	2.42	%D	0.46%	(1.43)%		(0.68)%	0.17%	(0.61)%
Portfolio turnover rateF	-%		-%	-%		-%	0%	-%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E

Please refer to the Expense Reimbursement Plan in Note 2 of the Notes to the Financial Statements for information related to the voluntary fees waived and expenses reimbursed at the American Beacon Cayman Managed Futures Strategy Fund, Ltd.

F

Portfolio turnover is based on the lesser of long-term purchases or sales divided by the average long-term fair value during the period. The Fund did not invest in any long-term securities during the reporting period.

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended June 30,		Year Ended December 31,
	2023		2022		2021		2020		2019		2018

	(unaudited)
Net asset value, beginning of period	$9.81		$10.00		$10.27		$9.82		$10.25		$10.19

Income (loss) from investment operations:
Net investment income (loss)	0.13		(0.09	)A	(0.33	)A	(0.11	)A	(0.06	)A	(0.17)
Net gains (losses) on investments (both realized and unrealized)	(0.24)		1.66		0.75		1.04		(0.02)		0.30

Total income (loss) from investment operations	(0.11)		1.57		0.42		0.93		(0.08)		0.13

Less distributions:
Dividends from net investment income	-		(0.44)		(0.37)		(0.25)		(0.16)		(0.01)
Distributions from net realized gains	-		(1.32)		(0.32)		(0.23)		(0.19)		(0.06)

Total distributions	-		(1.76)		(0.69)		(0.48)		(0.35)		(0.07)

Net asset value, end of period	$9.70		$9.81		$10.00		$10.27		$9.82		$10.25

Total returnB	(1.12	)%C	15.71%		4.01%		9.62%		(0.78)%		1.30%

Ratios and supplemental data:
Net assets, end of period	$36,501,570		$34,906,077		$15,052,491		$9,482,185		$6,352,147		$5,088,250
Ratios to average net assets:
Expenses, before reimbursements and/or recoupmentsE	2.50	%D	2.53%		2.55%		2.65%		2.64%		2.78%
Expenses, net of reimbursements and/or recoupmentsE	2.49	%D	2.52%		2.54%		2.64%		2.69%		2.69%
Net investment income (loss), before expense reimbursements and/or recoupments	1.81	%D	(0.82)%		(3.06)%		(1.07)%		(0.53)%		(1.61)%
Net investment income (loss), net of reimbursements	1.82	%D	(0.81)%		(3.05)%		(1.06)%		(0.58)%		(1.52)%
Portfolio turnover rateF	-%		-%		-%		-%		0%		-%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E

Please refer to the Expense Reimbursement Plan in Note 2 of the Notes to the Financial Statements for information related to the voluntary fees waived and expenses reimbursed at the American Beacon Cayman Managed Futures Strategy Fund, Ltd.

F

Portfolio turnover is based on the lesser of long-term purchases or sales divided by the average long-term fair value during the period. The Fund did not invest in any long-term securities during the reporting period.

See accompanying notes

American Beacon AHL TargetRisk FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Six Months Ended June 30,		Year Ended December 31,
	2023		2022		2021	2020	2019	2018A

	(unaudited)
Net asset value, beginning of period	$9.64		$12.17		$12.75	$12.16	$10.00	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.16	C	0.13	C	0.21	(0.05)	0.02	-
Net gains (losses) on investments (both realized and unrealized)	0.53		(2.12)		1.53	0.74	2.69	-

Total income (loss) from investment operations	0.69		(1.99)		1.74	0.69	2.71	-

Less distributions:
Dividends from net investment income	-		(0.36)		(0.97)	(0.03)	(0.02)	-
Distributions from net realized gains	-		(0.18)		(1.35)	(0.07)	(0.53)	-

Total distributions	-		(0.54)		(2.32)	(0.10)	(0.55)	-

Net asset value, end of period	$10.33		$9.64		$12.17	$12.75	$12.16	$10.00

Total returnD	7.16	%E	(16.42)%		13.69%	5.68%	27.06%	-%

Ratios and supplemental data:
Net assets, end of period	$28,162,282		$69,246,839		$116,339,052	$95,337,373	$12,692,260	$24,800,000
Ratios to average net assets:
Expenses, before reimbursements and/or recoupmentsG	1.13	%F	1.08%		1.05%	1.08%	1.59%	89.10	%F
Expenses, net of reimbursements and/or recoupmentsG	1.05	%FI	1.05	%I	1.04%	1.04%	1.04%	0.00	%H
Net investment income (loss), before expense reimbursements and/or recoupments	3.13	%F	1.14%		0.62%	(0.97)%	(0.44)%	(89.10	)%F
Net investment income (loss), net of reimbursements and/or recoupments	3.21	%F	1.17%		0.63%	(0.93)%	0.11%	0.00	%F
Portfolio turnover rate	33	%E	277%		195%	197%	77%	-%

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B	Commenced operations on December 31, 2018.
C	Per share amounts have been calculated using the average shares method.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.
G

Please refer to the Expense Reimbursement Plan in Note 2 of the Notes to the Financial Statements for information related to the voluntary fees waived and expenses reimbursed at the American Beacon Cayman TargetRisk Company, Ltd.

H	The Manager agreed to voluntarily waive expenses as of 12/31/18, despite expense caps being in place, due to the one day of operations on the Fund.
I

Includes non-operating expenses consisting of dividends and interest expense from securities sold short. The Expenses, net of reimbursements, excluding non-operating expenses is 1.04% and 1.04% for the period ended June 30, 2023 and for the year December 31, 2022, respectively.

See accompanying notes

American Beacon AHL TargetRisk FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended June 30,		Year Ended December 31,
	2023		2022		2021	2020	2019	2018A

	(unaudited)
Net asset value, beginning of period	$9.64		$12.16		$12.74	$12.16	$10.00	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.16	B	0.11	B	0.28	(0.05)	(0.02)	-
Net gains (losses) on investments (both realized and unrealized)	0.52		(2.11)		1.46	0.73	2.73	-

Total income (loss) from investment operations	0.68		(2.00)		1.74	0.68	2.71	-

Less distributions:
Dividends from net investment income	-		(0.34)		(0.97)	(0.03)	(0.02)	-
Distributions from net realized gains	-		(0.18)		(1.35)	(0.07)	(0.53)	-

Total distributions	-		(0.52)		(2.32)	(0.10)	(0.55)	-

Net asset value, end of period	$10.32		$9.64		$12.16	$12.74	$12.16	$10.00

Total returnC	7.05	%D	(16.45)%		13.66%	5.55%	27.06%	-%

Ratios and supplemental data:
Net assets, end of period	$306,777,379		$340,103,816		$756,225,072	$665,119,502	$118,366,001	$100,000
Ratios to average net assets:
Expenses, before reimbursements and/or recoupmentsF	1.19	%E	1.11%		1.07%	1.13%	1.62%	241.64	%E
Expenses, net of reimbursements and/or recoupmentsF	1.18	%E	1.10%		1.07%	1.11%	1.14%	0.00	%G
Net investment income (loss), before expense reimbursements and/or recoupments	3.13	%E	1.03%		0.58%	(1.18)%	(1.13)%	(241.64	)%E
Net investment income (loss), net of reimbursements and/or recoupments	3.14	%E	1.04%		0.58%	(1.16)%	(0.65)%	0.00%
Portfolio turnover rate	33	%D	277%		195%	197%	77%	-%

A	Commenced operations on December 31, 2018.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F

Please refer to the Expense Reimbursement Plan in Note 2 of the Notes to the Financial Statements for information related to the voluntary fees waived and expenses reimbursed at the American Beacon Cayman TargetRisk Company, Ltd.

G	The Manager agreed to voluntarily waive expenses as of 12/31/18, despite expense caps being in place, due to the one day of operations on the Fund.

See accompanying notes

American Beacon AHL TargetRisk FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended June 30,		Year Ended December 31,
	2023		2022		2021	2020	2019	2018A

	(unaudited)
Net asset value, beginning of period	$9.61		$12.11		$12.70	$12.14	$10.00	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.14	B	0.09	B	0.21	(0.13)	(0.07)	-
Net gains (losses) on investments (both realized and unrealized)	0.53		(2.10)		1.47	0.76	2.76	-

Total income (loss) from investment operations	0.67		(2.01)		1.68	0.63	2.69	-

Less distributions:
Dividends from net investment income	-		(0.31)		(0.92)	-	(0.02)	-
Distributions from net realized gains	-		(0.18)		(1.35)	(0.07)	(0.53)	-

Total distributions	-		(0.49)		(2.27)	(0.07)	(0.55)	-

Net asset value, end of period	$10.28		$9.61		$12.11	$12.70	$12.14	$10.00

Total returnC	6.97	%D	(16.65)%		13.24%	5.18%	26.85%	-%

Ratios and supplemental data:
Net assets, end of period	$7,500,301		$11,271,945		$18,344,072	$16,012,197	$8,469,551	$100,010
Ratios to average net assets:
Expenses, before reimbursements and/or recoupmentsF	1.44	%E	1.41%		1.42%	1.45%	1.93%	241.89	%E
Expenses, net of reimbursements and/or recoupmentsF	1.43	%E	1.41%		1.42%	1.42%	1.42%	0.00	%G
Net investment income (loss), before expense reimbursements and/or recoupments	2.79	%E	0.80%		0.29%	(1.70)%	(1.49)%	(241.89	)%E
Net investment income (loss), net of reimbursements and/or recoupments	2.80	%E	0.80%		0.29%	(1.67)%	(0.98)%	0.00%
Portfolio turnover rate	33	%D	277%		195%	197%	77%	-%

A	Commenced operations on December 31, 2018.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F

Please refer to the Expense Reimbursement Plan in Note 2 of the Notes to the Financial Statements for information related to the voluntary fees waived and expenses reimbursed at the American Beacon Cayman TargetRisk Company, Ltd.

G	The Manager agreed to voluntarily waive expenses as of 12/31/18, despite expense caps being in place, due to the one day of operations on the Fund.

See accompanying notes

American Beacon AHL TargetRisk FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended June 30,		Year Ended December 31,
	2023		2022		2021	2020		2019A

	(unaudited)
Net asset value, beginning of period	$9.58		$12.08		$12.68	$12.12		$11.32

Income (loss) from investment operations:
Net investment income (loss)	0.14	B	0.10	B	0.25	(0.10)		(0.03)
Net gains (losses) on investments (both realized and unrealized)	0.51		(2.10)		1.45	0.73		1.38

Total income (loss) from investment operations	0.65		(2.00)		1.70	0.63		1.35

Less distributions:
Dividends from net investment income	-		(0.32)		(0.95)	(0.00	)C	(0.02)
Distributions from net realized gains	-		(0.18)		(1.35)	(0.07)		(0.53)

Total distributions	-		(0.50)		(2.30)	(0.07)		(0.55)

Net asset value, end of period	$10.23		$9.58		$12.08	$12.68		$12.12

Total returnD	6.78	%E	(16.56)%		13.38%	5.19%		11.89	%E

Ratios and supplemental data:
Net assets, end of period	$2,870,312		$3,656,374		$5,381,597	$4,007,021		$1,469,217
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.51	%F	1.33%		1.30%	1.45%		2.33	%F
Expenses, net of reimbursements and/or recoupments	1.51	%F	1.32%		1.30%	1.44%		1.44	%F
Net investment income (loss), before expense reimbursements and/or recoupmentsG	2.80	%F	0.89%		1.06%	(1.57)%		(1.73	)%F
Net investment income (loss), net of reimbursements and/or recoupmentsG	2.80	%F	0.90%		1.06%	(1.56)%		(0.84	)%F
Portfolio turnover rate	33	%E	277%		195%	197%		77	%E

A	Commenced operations on April 30, 2019.
B	Per share amounts have been calculated using the average shares method.
C	Amount represents less than $0.01 per share.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.
G

Please refer to the Expense Reimbursement Plan in Note 2 of the Notes to the Financial Statements for information related to the voluntary fees waived and expenses reimbursed at the American Beacon Cayman TargetRisk Company, Ltd.

See accompanying notes

American Beacon AHL TargetRisk FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended June 30,		Year Ended December 31,
	2023		2022		2021		2020	2019A

	(unaudited)
Net asset value, beginning of period	$9.49		$11.92		$12.55		$12.09	$11.32

Income (loss) from investment operations:
Net investment income (loss)	0.10	B	0.01	B	(0.02	)B	(0.17)	(0.06)
Net gains (losses) on investments (both realized and unrealized)	0.52		(2.06)		1.59		0.70	1.36

Total income (loss) from investment operations	0.62		(2.05)		1.57		0.53	1.30

Less distributions:
Dividends from net investment income	-		(0.20)		(0.85)		-	-
Distributions from net realized gains	-		(0.18)		(1.35)		(0.07)	(0.53)

Total distributions	-		(0.38)		(2.20)		(0.07)	(0.53)

Net asset value, end of period	$10.11		$9.49		$11.92		$12.55	$12.09

Total returnC	6.53	%D	(17.19)%		12.51%		4.37%	11.42	%D

Ratios and supplemental data:
Net assets, end of period	$10,043,011		$11,650,636		$20,623,659		$14,969,947	$5,702,552
Ratios to average net assets:
Expenses, before reimbursements and/or recoupmentsF	2.16	%E	2.10%		2.06%		2.20%	2.76	%E
Expenses, net of reimbursements and/or recoupmentsF	2.16	%E	2.09%		2.06%		2.19%	2.19	%E
Net investment income (loss), before expense reimbursements and/or recoupments	2.14	%E	0.09%		(0.15)%		(2.34)%	(2.28	)%E
Net investment income (loss), net of reimbursements	2.14	%E	0.10%		(0.15)%		(2.33)%	(1.71	)%E
Portfolio turnover rate	33	%D	277%		195%		197%	77	%D

A	Commenced operations on April 30, 2019.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F

Please refer to the Expense Reimbursement Plan in Note 2 of the Notes to the Financial Statements for information related to the voluntary fees waived and expenses reimbursed at the American Beacon Cayman TargetRisk Company, Ltd.

See accompanying notes

American Beacon AHL TargetRisk Core FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended June 30,		Year Ended December 31,			December 16, 2020A to December 31,
	2023		2022	2021		2020

	(unaudited)
Net asset value, beginning of period	$7.85		$10.14	$10.05		$10.00

Income (loss) from investment operations:
Net investment income (loss)	3.58		0.12	(0.11)		(0.00	)B
Net gains (losses) on investments (both realized and unrealized)	(2.22)		(2.35)	0.79		0.05

Total income (loss) from investment operations	1.36		(2.23)	0.68		0.05

Less distributions:
Distributions from net realized gains	-		(0.06)	(0.59)		-

Total distributions	-		(0.06)	(0.59)		-

Net asset value, end of period	$9.21		$7.85	$10.14		$10.05

Total returnC	17.32	%D	(22.01)%	6.75%		0.50	%D

Ratios and supplemental data:
Net assets, end of period	$20,597		$1,344,083	$103,053		$100,456
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	2.91	%F	2.60%	4.91	%E	19.25	%E F
Expenses, net of reimbursements and/or recoupments	1.09	%F G	1.09%	1.09%		1.09	%F
Net investment income (loss), before expense reimbursements and/or recoupmentsE	0.92	%F	(1.08)%	(4.89	)%E	(19.22	)%E F
Net investment income (loss), net of reimbursements and/or recoupments	2.74	%F	0.43%	(1.07)%		(1.06	)%F
Portfolio turnover rateH	-%		-%	-%		-%

A	Commencement of operations.
B	Amount represents less than $0.01 per share.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Includes non-recurring organization and offering costs.
F	Annualized.
G	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on April 30, 2023.
H

Portfolio turnover is based on the lesser of long-term purchases or sales divided by the average long-term fair value during the period. The Fund did not invest in any long-term securities during the reporting period.

See accompanying notes

American Beacon AHL TargetRisk Core FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended June 30,		Year Ended December 31,			December 16, 2020A to December 31,
	2023		2022	2021		2020

	(unaudited)
Net asset value, beginning of period	$7.80		$10.10	$10.04		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.10		(0.01)	(0.13)		(0.01)
Net gains (losses) on investments (both realized and unrealized)	0.73		(2.23)	0.78		0.05

Total income (loss) from investment operations	0.83		(2.24)	0.65		0.04

Less distributions:
Distributions from net realized gains	-		(0.06)	(0.59)		-

Total distributions	-		(0.06)	(0.59)		-

Net asset value, end of period	$8.63		$7.80	$10.10		$10.04

Total returnB	10.64	%C	(22.20)%	6.46%		0.40	%C

Ratios and supplemental data:
Net assets, end of period	$91,364		$82,564	$106,920		$100,443
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	3.19	%E	2.85%	5.16	%D	19.65	%D E
Expenses, net of reimbursements and/or recoupments	1.34	%E F	1.39%	1.39	%D	1.39	%D E
Net investment income (loss), before expense reimbursements and/or recoupments	0.65	%E	(1.53)%	(5.14)%		(19.62	)%E
Net investment income (loss), net of reimbursements and/or recoupments	2.50	%E	(0.07)%	(1.37)%		(1.36	)%E
Portfolio turnover rateG	-%		-%	-%		-%

A	Commencement of operations.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Includes non-recurring organization and offering costs.
E	Annualized.
F	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on April 30, 2023.
G

Portfolio turnover is based on the lesser of long-term purchases or sales divided by the average long-term fair value during the period. The Fund did not invest in any long-term securities during the reporting period.

See accompanying notes

American Beacon AHL TargetRisk Core FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended June 30,		Year Ended December 31,			December 16, 2020A to December 31,
	2023		2022	2021		2020

	(unaudited)
Net asset value, beginning of period	$7.68		$10.02	$10.04		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.05		(0.07)	(0.21)		(0.01)
Net gains (losses) on investments (both realized and unrealized)	0.74		(2.21)	0.78		0.05

Total income (loss) from investment operations	0.79		(2.28)	0.57		0.04

Less distributions:
Dividends from net investment income	-		-	-		-
Distributions from net realized gains	-		(0.06)	(0.59)		-

Total distributions	-		(0.06)	(0.59)		-

Net asset value, end of period	$8.47		$7.68	$10.02		$10.04

Total returnB	10.29	%C	(22.77)%	5.66%		0.40	%C

Ratios and supplemental data:
Net assets, end of period	$81,476		$78,674	$101,889		$100,413
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	3.94	%E	3.60%	5.96	%D	20.40	%D E
Expenses, net of reimbursements and/or recoupments	2.09	%E F	2.14%	2.14%		2.14	%E
Net investment income (loss), before expense reimbursements and/or recoupments	(0.10	)%E	(2.28)%	(5.94	)%D	(20.37	)%D E
Net investment income (loss), net of reimbursements	1.75	%E	(0.82)%	(2.12)%		(2.11	)%E
Portfolio turnover rateG	-%		-%	-%		-%

A	Commencement of operations.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Includes non-recurring organization and offering costs.
E	Annualized.
F	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on April 30, 2023.
G

Portfolio turnover is based on the lesser of long-term purchases or sales divided by the average long-term fair value during the period. The Fund did not invest in any long-term securities during the reporting period.

See accompanying notes

American Beacon AHL TargetRisk Core FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	Six Months Ended June 30,		Year Ended December 31,			December 16, 2020A to December 31,
	2023		2022	2021		2020

	(unaudited)
Net asset value, beginning of period	$7.87		$10.15	$10.05		$10.00

Income from investment operations:
Net investment income (loss)	0.12		0.03	(0.10)		(0.00	)B
Net gains (losses) on investments (both realized and unrealized)	0.73		(2.25)	0.79		0.05

Total income (loss) from investment operations	0.85		(2.22)	0.69		0.05

Less distributions:
Distributions from net realized gains	-		(0.06)	(0.59)		-

Total distributions	-		(0.06)	(0.59)		-

Net asset value, end of period	$8.72		$7.87	$10.15		$10.05

Total returnC	10.80	%D	(21.89)%	6.85%		0.50	%D

Ratios and supplemental data:
Net assets, end of period	$8,846,438		$7,980,434	$10,217,056		$9,744,619
Ratios to average net assets:
Expenses, before reimbursements and/or recoupmentsE	2.84	%F	2.59%	3.60	%E	14.61	%E F
Expenses, net of reimbursements and/or recoupments	0.99	%F	0.99%	0.99%		0.99	%F
Net investment income (loss), before expense reimbursements and/or recoupments	1.00	%F	(1.27)%	(3.58	)%E	(14.58	)%E F
Net investment income (loss), net of reimbursements	2.85	%F	0.33%	(0.97)%		(0.96	)%F
Portfolio turnover rateG	-%		-%	-%		-%

A	Commencement of operations.
B	Amount represents less than $0.01 per share.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Includes non-recurring organization and offering costs.
F	Annualized.
G

Portfolio turnover is based on the lesser of long-term purchases or sales divided by the average long-term fair value during the period. The Fund did not invest in any long-term securities during the reporting period.

See accompanying notes

American Beacon FundsSM

Affirmation of the Commodity Pool Operator

June 30, 2023 (Unaudited)

To the best of my knowledge and belief, the information contained in the attached financial statements for the American Beacon AHL Managed Futures Strategy Fund, American Beacon AHL TargetRisk Fund and American Beacon AHL TargetRisk Core Fund for the period from January 1, 2023 to June 30, 2023, is accurate and complete.

Sonia L. Bates, Assistant Treasurer

American Beacon Advisors, Inc.

Commodity Pool Operator for the

American Beacon AHL Managed Futures Strategy Fund,

American Beacon AHL TargetRisk Fund and

American Beacon AHL TargetRisk Core Fund

Disclosures Regarding Approvals of the Management and Investment Advisory Agreements (Unaudited)

Renewal and Approval of Management Agreement and Investment Advisory Agreement

At meetings held on May 16, 2023 and June 6-7, 2023 (collectively, the “Meetings”), the Board of Trustees (“Board” or “Trustees”) considered and then, at its June 7, 2023 meeting, approved the renewal of:

(1) the Management Agreement between American Beacon Advisors, Inc. (“Manager”) and the American Beacon Funds (“Trust”) on behalf of the American Beacon AHL Managed Futures Strategy Fund (“Managed Futures Fund”) and the American Beacon AHL TargetRisk Fund (“TargetRisk Fund”) (each, a “Fund” and collectively, the “Funds”); and

(2) the Investment Advisory Agreement among the Manager, AHL Partners LLP (the “sub-advisor”), and the Trust, on behalf of the Funds. The Management Agreement and the Investment Advisory Agreement are referred to herein individually as an “Agreement” and collectively as the “Agreements.”

In preparation for its consideration of the renewal of the Agreements, the Board undertook steps to gather and consider information furnished by the Manager, the sub-advisor, Broadridge, Inc. (“Broadridge”) and Morningstar, Inc. (“Morningstar”). The Board, with the assistance of independent legal counsel, requested and received certain relevant information from the Manager and the sub-advisor.

In advance of the Meetings, the Board’s Investment Committee and/or the Manager coordinated the production of information from Broadridge and Morningstar regarding the performance, fees and expenses of the Funds as well as information from the Manager and the sub-advisor. At the Meetings, the Board considered the information provided in connection with the renewal process, as well as information furnished to the Board throughout the year at regular meetings of the Board and its committees. In connection with the Board’s consideration of the Agreements, the Trustees received and evaluated such information as they deemed necessary. This information is described below in the section summarizing the factors the Board considered in connection with its renewal and approval of the Agreements, as well as the section describing additional Board considerations with respect to each Fund.

The Board noted that the Manager provides management and administrative services to the Funds pursuant to the Management Agreement. The Board considered that many mutual funds have separate contracts governing each type of service and observed that, with respect to such mutual funds, the actual management fee rates provided by Broadridge for peer group funds reflect the combined advisory and administrative fees, reduced by any fee waivers and/or reimbursements.

The Manager or the sub-advisor may not have been able to, or opted not to, provide information in response to certain information requests, in which case the Board conducted its evaluation of the firm based on information that was provided. In such cases, the Board determined that the omission of any such information was not material to its considerations.

Provided below is an overview of certain factors the Board considered in connection with its decision to approve the renewal of the Agreements. The Board did not identify any particular information that was most relevant to its consideration of whether to approve the renewal of each Agreement, and each Trustee may have afforded different weight to the various factors. Legal counsel to the independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the renewal of investment advisory contracts, such as the Agreements, and related regulatory guidelines. Based on its evaluation, the Board unanimously concluded that the terms of each Agreement were reasonable and fair and that the approval of the renewal of each Agreement was in the best interests of the Funds and their shareholders.

Disclosures Regarding Approvals of the Management and Investment Advisory Agreements (Unaudited)

Considerations With Respect to the Renewal of the Management Agreement and the Investment Advisory Agreement

In determining whether to approve the renewal of the Agreements, the Board considered each Fund’s investment management and sub-advisory relationships separately. In each instance, the Board considered, among other things, the following factors: (1) the nature, extent and quality of the services provided; (2) the investment performance of the Funds and the sub-advisor for the Funds; (3) the profits, if any, earned by the Manager in rendering services to the Funds; (4) comparisons of services and fee rates with contracts entered into by the Manager or the sub-advisor or their affiliates with other clients (such as pension funds and other institutional clients); (5) the extent to which economies of scale, if any, have been taken into account in setting each fee rate schedule; (6) whether fee rate levels reflect economies of scale, if any, for the benefit of Fund investors; and (7) any other benefits derived or anticipated to be derived by the Manager or the sub-advisor from its relationship with a Fund.

Nature, Extent and Quality of Services. With respect to the renewal of the Management Agreement, the Board considered, among other factors: the Managed Futures Fund’s long-term performance and the TargetRisk Fund’s performance since its inception on December 31, 2018; the length of service of key investment personnel at the Manager; the cost structure of the Funds; the financial condition of the Manager, including its parent company; the Manager’s culture of compliance and support that reduce risks to the Funds; the Manager’s quality of services; the Manager’s active role in monitoring and, as appropriate, recommending additional or replacement sub-advisors; and the Manager’s representations regarding its efforts to retain key employees and maintain staffing levels.

With respect to the renewal of the Investment Advisory Agreement, the Board considered, among other factors: the representations made by the sub-advisor regarding the sub-advisor’s level of staffing; the sub-advisor’s assets under management; the financial stability of the sub-advisor; and its compliance program. Based on the foregoing and other information, the Board concluded that the nature, extent and quality of the management and advisory services provided by the Manager and the sub-advisor were appropriate for the Funds.

Investment Performance. The Board evaluated the comparative information provided by Broadridge and the Manager regarding the performance of each Fund relative to its Broadridge Performance Universe, Morningstar Category, and/or benchmark index(es), as well as the Fund’s Morningstar rating. The Board considered the information provided by Broadridge regarding its independent methodology for selecting each Fund’s Broadridge Performance Universe. The Board also considered that the Performance Universes selected by Broadridge may not provide appropriate comparisons for a Fund due to the Fund’s unique or distinctive investment strategies. In addition, the Board considered the performance reports and discussions with management at meetings of the Board and its committees throughout the year. The Board also evaluated the comparative information provided by the sub-advisor regarding the performance of each Fund relative to its benchmark index and, for the TargetRisk Fund, relative to the performance of a comparable investment account managed by the sub-advisor. In addition, the Board considered the Manager’s recommendation to continue to retain the sub-advisor. A discussion regarding the Board’s considerations with respect to each Fund’s performance appears below under “Additional Considerations and Conclusions with Respect to Each Fund.”

Costs of the Services Provided to the Funds and the Profits Realized by the Manager from its Relationship with the Funds. In analyzing the costs of services and profitability of the Manager, the Board considered the revenues earned and the expenses incurred by the Manager, before and after the payment of distribution-related expenses by the Manager. The profits or losses were noted at both an aggregate level for all funds within the group of mutual funds sponsored by the Manager (the “Fund Complex”) and at an individual level, with the Manager earning a profit before and after the payment of distribution-related expenses by the Manager for each Fund. The Board also considered comparative information provided by the Manager regarding the Manager’s overall profitability with respect to the Fund Complex relative to the overall profitability of other firms in the mutual fund industry, as disclosed in publicly available sources. Although the Board noted that, in certain cases, the fee rates

Disclosures Regarding Approvals of the Management and Investment Advisory Agreements (Unaudited)

paid by other clients of the Manager are lower than the fee rates paid by the Funds, the Manager represented that the difference is attributable to, among other factors, the fact that the Manager does not perform administrative services for non-investment company clients and reflects the greater level of responsibility and regulatory requirements associated with managing the Funds. The Board also noted that the Manager is waiving a portion of its fees and/or reimbursing certain expenses for one share class of the TargetRisk Fund.

The Board further considered that, with respect to each Fund, the Management Agreement provides for the Manager to receive a management fee comprised of an annualized fee that is retained by the Manager. The Board also noted that certain share classes of the Funds maintain higher expense ratios in order to compensate third-party financial intermediaries.

In analyzing the fee rates charged by the sub-advisor in connection with its investment advisory services to a Fund, the Board considered representations made by the sub-advisor that with respect to the Managed Futures Fund, the sub-advisor does not manage any comparable client accounts, and, with respect to the TargetRisk Fund, the sub-advisory fee rate schedule generally was favorable compared to other comparable client accounts. The Board did not request profitability data from the sub-advisor because the Board did not view this data as imperative to its deliberations given the arm’s-length nature of the relationship between the Manager and the sub-advisor with respect to the negotiation of sub-advisory fee rates. In addition, the Board noted that the sub-advisor may not account for its profits on an account-by-account basis and that different firms likely employ different methodologies in connection with these calculations.

Based on the foregoing and other information, the Board concluded that the profitability levels of the Manager were reasonable in light of the services performed by the Manager. A discussion regarding the Board’s considerations with respect to each Fund’s fee rates is set forth below under “Additional Considerations and Conclusions with Respect to Each Fund.”

Economies of Scale. In considering the reasonableness of the management and investment advisory fees rates, the Board considered whether economies of scale will be realized as each Fund grows and whether fee rate levels reflect these economies of scale for the benefit of Fund shareholders. In this regard, the Board considered that, with respect to the TargetRisk Fund, the Manager has negotiated breakpoints for the subadvisory fee rates. The Board also considered that the current assets of the TargetRisk Fund did not exceed the threshold necessary to reach the first sub-advisory fee rate breakpoint.

In addition, the Board noted the Manager’s representation that the Management Agreement contains fee schedule breakpoints at higher asset levels with respect to the TargetRisk Fund. In this regard, the Board considered that the TargetRisk Fund’s current assets did not exceed the threshold necessary to reach the first management fee breakpoint. Based on the foregoing and other information, the Board concluded that the Manager and sub-advisor fee rate schedules for each Fund provide for a reasonable sharing of benefits from any economies of scale with each Fund.

Benefits Derived from the Relationship with the Funds. The Board considered the Manager’s and sub-advisor’s responses to inquiries regarding “fall-out” or ancillary benefits that accrue to the Manager and/or the sub-advisor as a result of the advisory relationships with the Funds. For example, the Board considered that the Manager may invest the Funds’ cash balances and cash collateral provided by the borrowers of the Funds’ securities in the American Beacon U.S. Government Money Market Select Fund, which the Manager manages directly, and for which the Manager receives a fee. Based on the foregoing and other information, the Board concluded that the potential benefits accruing to the Manager and the sub-advisor by virtue of their relationships with the Funds appear to be fair and reasonable.

Disclosures Regarding Approvals of the Management and Investment Advisory Agreements (Unaudited)

Additional Considerations and Conclusions with Respect to Each Fund

The performance comparisons below were made for each Fund’s R5 Class shares relative to the Fund’s Broadridge Performance Universe and Morningstar Category. With respect to the Broadridge Performance Universe, the 1st Quintile represents the top 20 percent of the universe based on performance, and the 5th Quintile represents the bottom 20 percent of the universe based on performance. References to each Fund’s Broadridge Performance Universe are to the respective universe of mutual funds with comparable investment classifications and objectives as determined by Broadridge.

In reviewing the performance, the Board viewed longer-term performance over a full market cycle, typically five years or longer, if applicable, as the most important consideration because relative performance over shorter periods may be significantly impacted by market or economic events and not necessarily reflective of sub-advisor skill. The Board noted that the TargetRisk Fund had a shorter-term performance record, and evaluated the information provided.

The expense comparisons below were made for each Fund’s R5 Class shares relative to the Fund’s Broadridge Expense Universe and Broadridge Expense Group, and Y Class shares relative to the Fund’s Morningstar Fee Level universe. The 1st Quintile represents the lowest 20 percent of the universe or group based on lowest total expense, and the 5th Quintile represents the highest 20 percent of the universe or group based on highest total expense. References to each Fund’s Expense Group and Expense Universe are to the respective group or universe of comparable mutual funds as determined by Broadridge. Broadridge Expense Groups consist of the Fund and a representative sample of funds with similar operating structures and asset sizes, as selected by Broadridge. A Broadridge Expense Universe includes all funds with comparable investment classifications/objectives and similar operating structures to that of the share class under review for each Fund, including funds in the Broadridge Expense Group. The Broadridge expense comparisons are based on the most recent audited financial information publicly available for a Fund as of December 31, 2022. References to each Fund’s Morningstar Fee Level ranking are to the institutional share class of comparable mutual funds as determined by Morningstar.

For each Fund, the Board considered a Fund’s Morningstar fee level category with the 1st Quintile representing the lowest 20 percent of the category constituents and the 5th Quintile representing the highest 20 percent of the category in terms of total expense.

Additional Considerations and Conclusions with Respect to the American Beacon AHL Managed Futures Strategy Fund

In considering the renewal of the Agreements for the Managed Futures Fund, the Board considered the following additional factors:

Broadridge Total Expenses Excluding 12b-1 Fees and Morningstar Fee Level Ranking

Compared to Broadridge Expense Group	4th Quintile
Compared to Broadridge Expense Universe	3rd Quintile
Morningstar Fee Level Ranking	4th Quintile

Broadridge and Morningstar Performance Analysis (five-year period ended December 31, 2022)

Compared to Broadridge Performance Universe	1st Quintile
Compared to Morningstar Category	2nd Quintile

The Board also considered: (1) the sub-advisor’s representation that it does not manage other accounts with the same or materially similar investment strategies and service requirements as the sub-advisor manages for the Managed Futures Fund; and (2) the Manager’s recommendation to continue to retain the sub-advisor.

Disclosures Regarding Approvals of the Management and Investment Advisory Agreements (Unaudited)

Based on these and other considerations, the Board: (1) concluded that the fees paid to the Manager and sub-advisor under the Agreements are fair and reasonable; and (2) determined that the Managed Futures Fund and its shareholders would benefit from the Manager’s and sub-advisor’s continued management of the Managed Futures Fund.

Additional Considerations and Conclusions with Respect to the American Beacon AHL TargetRisk Fund

In considering the renewal of the Agreements for the TargetRisk Fund, the Board considered the following additional factors:

Broadridge Total Expense Analysis Excluding 12b-1 Fees and Morningstar Fee Level Ranking

Compared to Broadridge Expense Group	3rd Quintile
Compared to Broadridge Expense Universe	3rd Quintile
Morningstar Fee Level Ranking	2nd Quintile

Broadridge and Morningstar Performance Analysis (three-year period ended December 31, 2022)

Compared to Broadridge Performance Universe	4th Quintile
Compared to Morningstar Category	4th Quintile

The Board also considered: (1) that the challenges associated with identifying a peer group for evaluating the TargetRisk Fund’s expenses and performance, as few of the funds in the TargetRisk Fund’s Broadridge Expense Group, Expense Universe or Performance Universe, or its Morningstar category, pursue a comparable investment strategy; and (2) the Manager’s recommendation to continue to retain the sub-advisor.

Based on these and other considerations, the Board: (1) concluded that the fees paid to the Manager and the sub-advisor under the Agreements are fair and reasonable; and (2) determined that the TargetRisk Fund and its shareholders would benefit from the Manager’s and sub-advisor’s continued management of the TargetRisk Fund.

Delivery of Documents

Shareholder reports are available online at www.americanbeaconfunds.com/reports. Please be advised that reports are no longer sent by mail. Instead, the reports are made available online, and you will be notified by mail each time a report is posted online. You will be provided with a website link to access the report. You may elect to receive all future reports in paper free of charge. You can request to continue receiving paper copies by calling 1-866-345-5954, or you may directly inform your financial intermediary. Detailed instructions are also included in your report notifications.

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-PORT as of the end of each fiscal quarter. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. The Forms N-PORT may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-2736. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (800)-SEC-0330. A complete schedule of the Funds’ portfolio holdings is also available at www.americanbeaconfunds.com approximately sixty days after the end of each calendar quarter.	A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT SS&C GIDS, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, Massachusetts	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds, American Beacon AHL Managed Futures Strategy Fund, American Beacon AHL TargetRisk Fund and American Beacon AHL TargetRisk Core Fund are service marks of American Beacon Advisors, Inc.

SAR 06/23

American Beacon®
FUNDS

2023 SEMI-ANNUAL REPORT

June 30, 2023

BRIDGEWAY LARGE CAP GROWTH FUND

BRIDGEWAY LARGE CAP VALUE FUND

Bridgeway 0623

About American Beacon Advisors

Since 1986, American Beacon Advisors, Inc. has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

BRIDGEWAY LARGE CAP GROWTH FUND

Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales. Quantitative models may not perform as expected and may result in losses for the Fund. Investing in foreign securities may involve heightened risk due to currency fluctuations and economic and political risks. To the extent the Fund invests more heavily in particular sectors, its performance will be sensitive to factors affecting those sectors. Information Technology sector companies may face intense competition and rapid product obsolescence, have limited product lines, markets, financial resources or personnel, and lose patent, copyright and trademark protections. Although the Fund is managed pursuant to a tax management strategy, the Fund’s investments could create capital gains. The use of futures contracts for cash management may subject the Fund to losing more money than invested. The Fund participates in a securities lending program. The Fund’s incorporation of environmental, social and/or governance (ESG) considerations in its investment strategy may cause it to underperform funds that do not incorporate these considerations. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

BRIDGEWAY LARGE CAP VALUE FUND

Investing in value stocks may limit downside risk over time; however, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk. Quantitative models may not perform as expected and may result in losses for the Fund. Investing in foreign securities may involve heightened risk due to currency fluctuations and economic and political risks. To the extent the Fund invests more heavily in particular sectors, its performance will be sensitive to factors affecting those sectors. Financial sector companies are heavily regulated and particularly sensitive to interest rate fluctuations. Although the Fund is managed pursuant to a tax management strategy, the Fund’s investments could create capital gains. The use of futures contracts for cash management may subject the Fund to losing more money than invested. The Fund participates in a securities lending program. The Fund’s incorporation of environmental, social and/or governance (ESG) considerations in its investment strategy may cause it to underperform funds that do not incorporate these considerations. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and each Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions, and, therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	June 30, 2023

Additional Fund Information	Back Cover

President’s Message

Dear Shareholders,

“Don’t rock the boat.” How many times have we heard that phrase, applied to almost every facet of our daily lives?

For many of us, that proverbial boat is almost certain to rock despite our best efforts to keep it steady. Forces we cannot control will move it forward, backward and sideways – pushing us off our desired trajectory during stormy seas and preventing us from reaching the safety of the harbor.

However, by carefully planning, fine-tuning and adjusting our courses over time, we can help steady the boat and increase our chances of safely reaching our destination. The same can also be said about our investment portfolios. If we make prudent adjustments as we seek to preserve and grow our savings – especially during periods of geopolitical and economic uncertainty – we’ll be better able to withstand the tempests we encounter along the way.

To help your investment portfolio weather storms over the long term, we encourage you to work with financial professionals to develop your personal savings plan, conduct annual plan reviews, and make thoughtful, purposeful plan adjustments to better manage your evolving financial needs and goals. By investing across different investment styles and asset classes, you may be able to help mitigate financial risks in your portfolio. By allocating your portfolio according to your risk-tolerance level, you may be better positioned to withstand short-term crises. Through careful planning, you will be better positioned to achieve enduring financial success.

Since 1986, American Beacon has endeavored to provide investors with a disciplined approach to realizing long-term financial goals. As a manager of managers, we strive to provide investment products that may enable investors to participate during market upswings while potentially insulating against market downswings. The investment teams behind our mutual funds seek to produce consistent, long-term results rather than focus only on short-term movements in the markets. In managing our investment products, we emphasize identifying opportunities that offer the potential for long-term financial rewards.

Thank you for entrusting your financial success with American Beacon. For additional information about our investment products or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Jeffrey K. Ringdahl

President

American Beacon Funds

1

American Beacon Bridgeway Large Cap Growth FundSM

Performance Overview

June 30, 2023 (Unaudited)

The Investor Class of the American Beacon Bridgeway Large Cap Growth Fund (the “Fund”) returned 19.04% for the six months ended June 30, 2023, compared to the Russell 1000® Growth Index (the “Index”) return of 29.02% for the same period.

Total Returns for the Period ended June 30, 2023

	Ticker	6 Months*	1 Year	3 Years	5 Years	10 Years
R5 Class (1,8)	BRLGX	19.19%	24.30%	11.23%	10.66%	13.39%
Y Class (1,2,8)	BLYYX	19.18%	24.24%	11.19%	10.59%	13.33%
Investor Class (1,3,8)	BLYPX	19.04%	23.90%	10.89%	10.28%	13.10%
A without Sales Charge (1,4,8)	BLYAX	19.09%	23.97%	10.95%	10.32%	13.12%
A with Sales Charge (1,4,8)	BLYAX	12.23%	16.83%	8.78%	9.02%	12.45%
C without Sales Charge (1,5,8)	BLYCX	18.61%	22.98%	10.10%	9.48%	12.48%
C with Sales Charge (1,5,8)	BLYCX	17.61%	21.98%	10.10%	9.48%	12.48%
R6 Class (1,6,8)	BLYRX	19.20%	24.35%	11.29%	10.71%	13.42%

Russell 1000® Growth Index (7)		29.02%	27.11%	13.73%	15.14%	15.74%

*	Not Annualized.

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end-of-day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only; and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. A portion of fees charged to the R5 Class of the Fund has been waived since Fund inception. Performance prior to waiving fees was lower than actual returns shown since inception. Please note that the recent performance of the securities market has helped produce short-term returns that are not typical and may not continue in the future.

2.

Fund performance for the ten-year period represent the returns achieved by the R5 Class from 6/30/2013 up to 2/5/2016, the inception date of the Y Class, and the returns of the Y Class since its inception. Expenses of the Y Class are higher than those of the R5 Class. As a result, total returns shown may be higher than they would have been had the Y Class been in existence since 6/30/2013. A portion of the fees charged to the Y Class has been waived since Fund inception. Performance prior to waiving fees was lower than actual returns shown since inception.

3.

Fund performance for the ten-year period represent the returns achieved by the R5 Class from 6/30/2013 up to 2/5/2016, the inception date of the Investor Class, and the returns of the Investor Class since its inception. Expenses of the Investor Class are higher than those of the R5 Class. Therefore, total returns shown may be higher than they would have been had the Investor Class been in existence since 6/30/2013. A portion of the fees charged to the Investor Class of the Fund has been waived since Fund inception. Performance prior to waiving fees was higher than actual returns shown since inception.

4.

Fund performance for the ten-year period represent the returns achieved by the R5 Class from 6/30/2013 through 2/5/2016, the inception date of the A Class, and the returns of the A Class since its inception. Expenses of the A Class are higher than those of the R5 Class. As a result, total returns shown may be higher than they would have been had the A Class been in existence since 6/30/2013. A portion of the fees charged to the A Class of the Fund was waived from Fund inception through 2018, partially recovered in 2019 and waived in 2020 through 2023. Performance prior to waiving fees was lower than actual returns shown for periods when fees were waived. A Class shares have a maximum sales charge of 5.75%.

5.

Fund performance for the ten-year period represent the returns achieved by the R5 Class from 6/30/2013 through 2/5/2016, the inception date of the C Class, and the returns of the C Class since its inception. Expenses of the C Class are higher than those of the R5 Class. As a result, total returns shown may be higher than they would have been had the C Class been in existence since 6/30/2013. A portion of fees charged to the C Class of the Fund was waived from Fund inception through 2017, partially recovered in 2018 and 2019 and waived in 2020 through 2023. Performance prior to waiving fees was lower than actual returns shown for periods when fees were waived. The maximum contingent deferred sales charge for the C Class is 1.00% for shares redeemed within one year of the date of purchase.

6.

Fund performance for the ten-year period represent the returns achieved by the R5 Class from 6/30/2013 through 4/30/2018, the inception date of the R6 Class and the returns of the R6 Class since its inception. Expenses of the R6 Class are lower than the R5 Class. As a result, total returns shown may be lower than they would have been had the R6 Class been in existence since 6/30/2013. A portion of fees charged to the R6 Class of the Fund has been waived since Fund inception. Performance prior to waiving fees was lower than actual returns shown since inception.

7.

The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Growth Index and Russell 1000 Index are registered trademarks of Frank Russell Company. American Beacon Funds is not promoted, sponsored or endorsed by, nor in any way affiliated with the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). FTSE Russell is a trading name of certain of the LSE Group companies. LSE Group is not responsible for and has not reviewed the American Beacon Bridgeway Large Cap Growth Fund nor any associated literature

2

American Beacon Bridgeway Large Cap Growth FundSM

Performance Overview

June 30, 2023 (Unaudited)

or publications and LSE Group makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise. All rights in the Russell 1000 Growth Index (the “Index”) vest in the relevant LSE Group company which owns the Index. Russell 1000® is a trademark of the relevant LSE Group company and is used by any other LSE Group company under license. The Index is calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner. The LSE Group does not accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the Fund. The LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Fund or the suitability of the Index for the purpose to which it is being put by the Manager. One cannot directly invest in an index.

8.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the R5, Y, Investor, A, C, and R6 Class shares were 0.94%, 1.17%, 1.25%, 1.36%, 2.20%, and 0.90%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund trailed the Index primarily due to unfavorable security selection. Also, sector allocation was negative for the period.

Most of the Fund’s underperformance related to security selection was attributable to holdings in the Consumer Discretionary and Information Technology sectors. In contrast, security selection in the Financials sector added to relative performance.

From a sector allocation perspective, overweight allocations to the Energy and Materials sectors detracted from relative performance. This was partially offset by the Fund’s underweight allocation to the Consumer Staples sector.

The sub-advisor continues to invest in a broadly diversified portfolio of companies that they believe have above-average earnings growth potential with attractive valuations. This approach should allow the Fund to benefit over the longer term.

Top Ten Holdings (% Net Assets)
Microsoft Corp.		4.8
NVIDIA Corp.		4.1
Amazon.com, Inc.		3.6
Adobe, Inc.		3.0
Alphabet, Inc., Class A		3.0
Apple, Inc.		2.9
Arista Networks, Inc.		2.9
Palo Alto Networks, Inc.		2.8
Mastercard, Inc., Class A		2.7
ServiceNow, Inc.		2.5

Total Fund Holdings	63

Sector Allocation (% Equities)
Information Technology		41.6
Consumer Discretionary		13.7
Health Care		13.1
Financials		11.3
Industrials		8.6
Communication Services		4.5
Materials		3.6
Energy		2.2
Consumer Staples		1.4

3

American Beacon Bridgeway Large Cap Value FundSM

Performance Overview

June 30, 2023 (Unaudited)

The Investor Class of the American Beacon Bridgeway Large Cap Value Fund (the “Fund”) returned 3.93% for the six months ended June 30, 2023, compared to the Russell 1000® Value Index (the “Index”) return of 5.12% for the same period.

Total Returns for the Period ended June 30, 2023

	Ticker	6 Months*	1 Year	3 Years	5 Years	10 Years
R5 Class (1,7)	BRLVX	4.11%	10.02%	12.64%	4.59%	8.28%
Y Class (1,2,7)	BWLYX	4.09%	9.93%	12.55%	4.52%	8.21%
Investor Class (1,7)	BWLIX	3.93%	9.64%	12.27%	4.25%	7.93%
A without Sales Charge (1,3,7)	BWLAX	3.95%	9.68%	12.27%	4.24%	7.89%
A with Sales Charge (1,3,7)	BWLAX	(2.01)%	3.38%	10.08%	3.01%	7.25%
C without Sales Charge (1,4,7)	BWLCX	3.57%	8.84%	11.44%	3.47%	7.26%
C with Sales Charge (1,4,7)	BWLCX	2.57%	7.84%	11.44%	3.47%	7.26%
R6 Class (1,5,7)	BWLRX	4.12%	10.03%	12.67%	4.62%	8.29%

Russell 1000® Value Index (6)		5.12%	11.54%	14.30%	8.11%	9.22%

*	Not Annualized.

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end-of-day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total returns based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. A portion of the fees charged to the R5 Class was waived through 2013, partially recovered in 2014, fully recovered in 2015 and waived in 2021. Performance prior to waiving fees was lower than the actual returns shown for periods when fees were waived.

2.

A portion of the fees charged to the Y Class was waived in 2012, partially recovered in 2013, fully recovered in 2014, and waived in 2022. Performance prior to waiving fees was lower than the actual returns shown for periods when fees were waived.

3.

A portion of the fees charged to the A Class was waived in 2012 and 2013, fully recovered in 2014 and waived in 2021. Performance prior to waiving fees was lower than the actual returns shown for periods when fees were waived. A Class shares have a maximum sales charge of 5.75%.

4.

A portion of the fees charged to the C Class was waived in 2012 and 2013, fully recovered in 2014 and waived in 2021. Performance prior to waiving fees was lower than the actual returns shown for periods when fees were waived. C Class shares automatically convert to A Class shares 8 years after purchase, if the conversion is available through your financial intermediary. The performance for C Class shares reflects the conversion of C Class shares to A Class shares after 8 years. If the conversion was not reflected, the ten-year return would have been 8.37% with and without Sales Charge. The maximum contingent deferred sales charge for the C Class is 1.00% for shares redeemed within one year of the date of purchase.

5.

Fund performance for the ten-year period represents the returns achieved by the R5 Class from 6/30/2013 through 4/28/2017, the inception date of the R6 Class, and the returns of the R6 Class since its inception. Expenses of the R6 Class are lower than the R5 Class. As a result, total returns shown may be lower than they would have been had the R6 Class been in existence since 6/30/2013. A portion of the fees charged to the R6 Class of the Fund was waived in 2017. Performance prior to waiving fees was lower than actual returns shown for the ten-year period.

6.

The Russell 1000® Value Index is an unmanaged index of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index measures the performance of the 1,000 largest U.S. companies based on total market capitalization. Russell 1000 Value Index and Russell 1000 Index are registered trademarks of the Frank Russell Company. American Beacon Funds is not promoted, sponsored or endorsed by, nor in any way affiliated with the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). FTSE Russell is a trading name of certain of the LSE Group companies. LSE Group is not responsible for and has not reviewed the American Beacon Bridgeway Large Cap Value Fund nor any associated literature or publications and LSE Group makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise. All rights in the Russell 1000 Value Index (the “Index”) vest in the relevant LSE Group company which owns the Index. Russell 1000® is a trademark of the relevant LSE Group company and is used by any other LSE Group company under license. The Index is calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner. The LSE Group does not accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the Fund. The LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Fund or the suitability of the Index for the purpose to which it is being put by the Manager. One cannot directly invest in an index.

8.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the R5, Y, Investor, A, C, and R6 Class shares were 0.81%, 0.88%, 1.13%, 1.12%, 1.88%, and 0.77%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

4

American Beacon Bridgeway Large Cap Value FundSM

Performance Overview

June 30, 2023 (Unaudited)

The Fund underperformed the Index due to unfavorable security selection. Sector allocation contributed to relative returns.

Most of the Fund’s underperformance related to security selection was attributed to holdings in the Communication Services and Information Technology sectors. The aforementioned relative underperformance was somewhat offset by security selection in the Industrials sector.

From a sector allocation perspective, the Fund’s underweight allocation to the Utilities sector and overweight allocation to the Consumer Discretionary sector contributed to relative performance during the period. An underweight allocation to the Consumer Staples sector, however, detracted from relative returns.

The sub-advisor continues to invest in a broadly diversified portfolio of companies that they believe have attractive valuations. This approach should allow the Fund to benefit over the longer term.

Top Ten Holdings (% Net Assets)
JPMorgan Chase & Co.		2.3
Nucor Corp.		2.3
Avis Budget Group, Inc.		2.2
Builders FirstSource, Inc.		2.2
AT&T, Inc.		2.1
Charles River Laboratories International, Inc.		2.1
Johnson & Johnson		2.1
HP, Inc.		2.0
Marathon Petroleum Corp.		2.0
Steel Dynamics, Inc.		2.0

Total Fund Holdings	80

Sector Allocation (% Equities)
Financials		19.9
Health Care		16.2
Energy		10.9
Information Technology		10.7
Materials		10.7
Consumer Discretionary		10.0
Industrials		9.2
Consumer Staples		7.5
Communication Services		4.9

5

American Beacon FundsSM

Expense Examples

June 30, 2023 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, if applicable, and (2) ongoing costs, including management fees, distribution (12b-1) fees, sub-transfer agent fees, and other Fund expenses. The Examples are intended to help you understand the ongoing cost (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from January 1, 2023 through June 30, 2023.

Actual Expenses

The “Actual” lines of the tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and R5 Classes that invest in the Funds through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the tables provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Funds with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and R5 Classes that invest in the Funds through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Funds, such as sales charges (loads) or redemption fees, as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

6

American Beacon FundsSM

Expense Examples

June 30, 2023 (Unaudited)

American Beacon Bridgeway Large Cap Growth Fund

	Beginning Account Value 1/1/2023	Ending Account Value 6/30/2023	Expenses Paid During Period 1/1/2023-6/30/2023*
R5 Class
Actual	$1,000.00	$1,191.90	$4.35
Hypothetical**	$1,000.00	$1,020.83	$4.01
Y Class
Actual	$1,000.00	$1,191.80	$4.51
Hypothetical**	$1,000.00	$1,020.68	$4.16
Investor Class
Actual	$1,000.00	$1,190.40	$6.08
Hypothetical**	$1,000.00	$1,019.24	$5.61
A Class
Actual	$1,000.00	$1,190.40	$5.92
Hypothetical**	$1,000.00	$1,019.39	$5.46
C Class
Actual	$1,000.00	$1,186.10	$9.92
Hypothetical**	$1,000.00	$1,015.72	$9.15
R6 Class
Actual	$1,000.00	$1,192.00	$4.13
Hypothetical**	$1,000.00	$1,021.03	$3.81

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.80%, 0.83%, 1.12%, 1.09%, 1.83%, and 0.76% for the R5, Y, Investor, A, C, and R6 Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.

**	5% return before expenses.

American Beacon Bridgeway Large Cap Value Fund

	Beginning Account Value 1/1/2023	Ending Account Value 6/30/2023	Expenses Paid During Period 1/1/2023-6/30/2023*
R5 Class
Actual	$1,000.00	$1,041.10	$4.45
Hypothetical**	$1,000.00	$1,020.43	$4.41
Y Class
Actual	$1,000.00	$1,040.90	$4.81
Hypothetical**	$1,000.00	$1,020.08	$4.76
Investor Class
Actual	$1,000.00	$1,039.30	$6.02
Hypothetical**	$1,000.00	$1,018.89	$5.96
A Class
Actual	$1,000.00	$1,039.10	$6.17
Hypothetical**	$1,000.00	$1,018.75	$6.11
C Class
Actual	$1,000.00	$1,035.70	$9.84
Hypothetical**	$1,000.00	$1,015.13	$9.74
R6 Class
Actual	$1,000.00	$1,041.20	$4.30
Hypothetical**	$1,000.00	$1,020.58	$4.26

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.88%, 0.95%, 1.19%, 1.22%, 1.95%, and 0.85% for the R5, Y, Investor, A, C, and R6 Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.

**	5% return before expenses.

7

American Beacon Bridgeway Large Cap Growth FundSM

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 96.99%

Communication Services - 4.34%

Entertainment - 1.33%
Netflix, Inc.A	5,200	$2,290,548

Interactive Media & Services - 3.01%
Alphabet, Inc., Class AA	43,500	5,206,950

Total Communication Services		7,497,498

Consumer Discretionary - 13.25%

Broadline Retail - 3.59%
Amazon.com, Inc.A	47,500	6,192,100

Hotels, Restaurants & Leisure - 5.76%
Airbnb, Inc., Class AA	14,400	1,845,504
Booking Holdings, Inc.A	1,080	2,916,357
Las Vegas Sands Corp.A	57,200	3,317,600
Marriott International, Inc., Class A	10,200	1,873,638

		9,953,099

Specialty Retail - 2.52%
AutoZone, Inc.A	700	1,745,352
Lowe’s Cos., Inc.	11,500	2,595,550

		4,340,902

Textiles, Apparel & Luxury Goods - 1.38%
Lululemon Athletica, Inc.A	6,300	2,384,550

Total Consumer Discretionary		22,870,651

Consumer Staples - 1.35%

Food Products - 1.35%
Lamb Weston Holdings, Inc.	20,300	2,333,485

Energy - 2.15%

Oil, Gas & Consumable Fuels - 2.15%
Antero Resources Corp.A	71,000	1,635,130
Cheniere Energy, Inc.	6,400	975,104
Texas Pacific Land Corp.	840	1,105,860

		3,716,094

Total Energy		3,716,094

Financials - 10.92%

Banks - 4.73%
Citigroup, Inc.	43,900	2,021,156
First Citizens BancShares, Inc., Class A	2,300	2,951,935
JPMorgan Chase & Co.	22,000	3,199,680

		8,172,771

Consumer Finance - 1.72%
American Express Co.	12,400	2,160,080
Synchrony Financial	23,900	810,688

		2,970,768

Financial Services - 2.73%
Mastercard, Inc., Class A	12,000	4,719,600

See accompanying notes

8

American Beacon Bridgeway Large Cap Growth FundSM

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 96.99% (continued)

Financials - 10.92% (continued)

Insurance - 1.74%
Arch Capital Group Ltd.A	40,000	$2,994,000

Total Financials		18,857,139

Health Care - 12.76%

Biotechnology - 3.57%
Incyte Corp.A	31,800	1,979,550
Regeneron Pharmaceuticals, Inc.A	2,600	1,868,204
Sarepta Therapeutics, Inc.A	20,300	2,324,756

		6,172,510

Health Care Equipment & Supplies - 4.34%
Contra Abiomed, Inc.A	4,500	-
Dexcom, Inc.A	27,300	3,508,323
Insulet Corp.A	13,800	3,979,092

		7,487,415

Health Care Providers & Services - 2.02%
Cigna Group	6,100	1,711,660
UnitedHealth Group, Inc.	3,700	1,778,368

		3,490,028

Health Care Technology - 2.03%
Veeva Systems, Inc., Class AA	17,700	3,499,821

Pharmaceuticals - 0.80%
Zoetis, Inc.	8,000	1,377,680

Total Health Care		22,027,454

Industrials - 8.34%

Aerospace & Defense - 0.96%
Axon Enterprise, Inc.A	8,500	1,658,520

Ground Transportation - 0.50%
Uber Technologies, Inc.A	20,000	863,400

Professional Services - 2.67%
Automatic Data Processing, Inc.	2,900	637,391
Booz Allen Hamilton Holding Corp.	19,000	2,120,400
Paychex, Inc.	16,600	1,857,042

		4,614,833

Trading Companies & Distributors - 4.21%
Fastenal Co.	30,900	1,822,791
United Rentals, Inc.	6,200	2,761,294
WW Grainger, Inc.	3,400	2,681,206

		7,265,291

Total Industrials		14,402,044

Information Technology - 40.35%

Communications Equipment - 2.89%
Arista Networks, Inc.A	30,800	4,991,448

Electronic Equipment, Instruments & Components - 1.81%
CDW Corp.	4,500	825,750

See accompanying notes

9

American Beacon Bridgeway Large Cap Growth FundSM

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 96.99% (continued)

Information Technology - 40.35% (continued)

Electronic Equipment, Instruments & Components - 1.81% (continued)
Jabil, Inc.	21,300		$2,298,909

			3,124,659

IT Services - 0.86%
Accenture PLC, Class A	4,800		1,481,184

Semiconductors & Semiconductor Equipment - 12.80%
Advanced Micro Devices, Inc.A	33,100		3,770,421
Analog Devices, Inc.	16,700		3,253,327
KLA Corp.	7,500		3,637,650
Lattice Semiconductor Corp.A	37,400		3,593,018
NVIDIA Corp.	16,600		7,022,132
Texas Instruments, Inc.	4,600		828,092

			22,104,640

Software - 19.13%
Adobe, Inc.A	10,600		5,183,294
Autodesk, Inc.A	9,700		1,984,717
Cadence Design Systems, Inc.A	13,500		3,166,020
Fortinet, Inc.A	38,800		2,932,892
Intuit, Inc.	3,600		1,649,484
Microsoft Corp.	24,200		8,241,068
Palo Alto Networks, Inc.A	18,900		4,829,139
Salesforce, Inc.A	3,100		654,906
ServiceNow, Inc.A	7,800		4,383,366

			33,024,886

Technology Hardware, Storage & Peripherals - 2.86%
Apple, Inc.	25,500		4,946,235

Total Information Technology			69,673,052

Materials - 3.53%

Chemicals - 2.53%
CF Industries Holdings, Inc.	38,200		2,651,844
LyondellBasell Industries NV, Class A	18,700		1,717,221

		4,369,065

Metals & Mining - 1.00%
Cleveland-Cliffs, Inc.A	50,000		838,000
Steel Dynamics, Inc.	8,200		893,226

			1,731,226

Total Materials			6,100,291

Total Common Stocks (Cost $134,109,723)			167,477,708

SHORT-TERM INVESTMENTS - 2.82% (Cost $4,871,117)

Investment Companies - 2.82%
American Beacon U.S. Government Money Market Select Fund, 4.97%B C	4,871,117		4,871,117

TOTAL INVESTMENTS - 99.81% (Cost $138,980,840)			172,348,825
OTHER ASSETS, NET OF LIABILITIES - 0.19%			336,395

TOTAL NET ASSETS - 100.00%			$172,685,220

Percentages are stated as a percent of net assets.

A Non-income producing security.

B The Fund is affiliated by having the same investment advisor.

C 7-day yield.

See accompanying notes

10

American Beacon Bridgeway Large Cap Growth FundSM

Schedule of Investments

June 30, 2023 (Unaudited)

PLC - Public Limited Company.

Long Futures Contracts Open on June 30, 2023:

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME e-Mini Standard & Poor’s 500 Index Futures	21	September 2023	$4,619,598	$4,712,662	$93,064

			$4,619,598	$4,712,662	$93,064

Index Abbreviations:
CME	Chicago Mercantile Exchange.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of June 30, 2023, the investments were classified as described below:

Bridgeway Large Cap Growth Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$167,477,708	$-	$-	$167,477,708
Short-Term Investments	4,871,117	-	-	4,871,117

Total Investments in Securities - Assets	$172,348,825	$-	$-	$172,348,825

Financial Derivative Instruments - Assets
Futures Contracts	$93,064	$-	$-	$93,064

Total Financial Derivative Instruments - Assets	$93,064	$-	$-	$93,064

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended June 30, 2023, there were no transfers into or out of Level 3.

See accompanying notes

11

American Beacon Bridgeway Large Cap Value FundSM

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 96.93%

Communication Services - 4.75%

Diversified Telecommunication Services - 3.61%
AT&T, Inc.	504,500	$8,046,775
Lumen Technologies, Inc.A	207,300	468,498
Verizon Communications, Inc.	135,000	5,020,650

		13,535,923

Entertainment - 1.14%
Netflix, Inc.B	9,700	4,272,753

Total Communication Services		17,808,676

Consumer Discretionary - 9.73%

Automobiles - 2.44%
Ford Motor Co.	421,700	6,380,321
General Motors Co.	71,900	2,772,464

		9,152,785

Broadline Retail - 1.88%
eBay, Inc.	158,000	7,061,020

Hotels, Restaurants & Leisure - 4.39%
Las Vegas Sands Corp.B	41,100	2,383,800
McDonald’s Corp.	23,000	6,863,430
MGM Resorts International	164,100	7,207,272

		16,454,502

Household Durables - 0.19%
Whirlpool Corp.	4,800	714,192

Textiles, Apparel & Luxury Goods - 0.83%
Tapestry, Inc.	72,200	3,090,160

Total Consumer Discretionary		36,472,659

Consumer Staples - 7.22%

Beverages - 2.08%
Coca-Cola Co.	90,300	5,437,866
PepsiCo, Inc.	12,800	2,370,816

		7,808,682

Food Products - 5.14%
General Mills, Inc.	94,900	7,278,830
Hershey Co.	29,100	7,266,270
J M Smucker Co.	15,166	2,239,563
Kellogg Co.	37,000	2,493,800

		19,278,463

Total Consumer Staples		27,087,145

Energy - 10.60%

Oil, Gas & Consumable Fuels - 10.60%
Antero Resources Corp.B	88,100	2,028,943
APA Corp.	128,400	4,387,428
Coterra Energy, Inc.	264,600	6,694,380
Marathon Oil Corp.	209,800	4,829,596
Marathon Petroleum Corp.	65,200	7,602,320
Occidental Petroleum Corp.	69,900	4,110,120
Ovintiv, Inc.	53,200	2,025,324

See accompanying notes

12

American Beacon Bridgeway Large Cap Value FundSM

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 96.93% (continued)

Energy - 10.60% (continued)

Oil, Gas & Consumable Fuels - 10.60% (continued)
Phillips 66	33,100	$3,157,078
Pioneer Natural Resources Co.	9,500	1,968,210
Valero Energy Corp.	25,100	2,944,230

		39,747,629

Total Energy		39,747,629

Financials - 19.30%

Banks - 4.58%
Citigroup, Inc.	140,700	6,477,828
First Citizens BancShares, Inc., Class A	1,500	1,925,175
JPMorgan Chase & Co.	60,400	8,784,576

		17,187,579

Capital Markets - 2.76%
CME Group, Inc.	17,000	3,149,930
Goldman Sachs Group, Inc.	12,000	3,870,480
Jefferies Financial Group, Inc.	71,000	2,355,070
Morningstar, Inc.	5,100	999,957

		10,375,437

Consumer Finance - 5.59%
Ally Financial, Inc.	207,700	5,609,977
Capital One Financial Corp.	49,700	5,435,689
Credit Acceptance Corp.B	6,000	3,047,580
Synchrony Financial	202,300	6,862,016

		20,955,262

Financial Services - 0.52%
Rocket Cos., Inc., Class AB	216,200	1,937,152

Insurance - 5.85%
American International Group, Inc.	32,300	1,858,542
Fidelity National Financial, Inc.	141,100	5,079,600
MetLife, Inc.	121,600	6,874,048
Principal Financial Group, Inc.	26,300	1,994,592
Prudential Financial, Inc.	69,400	6,122,468

		21,929,250

Total Financials		72,384,680

Health Care - 15.71%

Biotechnology - 6.71%
Amgen, Inc.	32,800	7,282,256
Biogen, Inc.B	20,500	5,839,425
Moderna, Inc.B	38,500	4,677,750
Vertex Pharmaceuticals, Inc.B	21,000	7,390,110

		25,189,541

Health Care Equipment & Supplies - 1.65%
Becton Dickinson & Co.	23,500	6,204,235

Health Care Providers & Services - 2.64%
Cigna Group	5,600	1,571,360
CVS Health Corp.	27,200	1,880,336

See accompanying notes

13

American Beacon Bridgeway Large Cap Value FundSM

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 96.93% (continued)

Health Care - 15.71% (continued)

Health Care Providers & Services - 2.64% (continued)
UnitedHealth Group, Inc.	13,400	$6,440,576

		9,892,272

Life Sciences Tools & Services - 2.59%
Agilent Technologies, Inc.	14,800	1,779,700
Charles River Laboratories International, Inc.B	37,700	7,926,425

		9,706,125

Pharmaceuticals - 2.12%
Johnson & Johnson	48,000	7,944,960

Total Health Care		58,937,133

Industrials - 8.86%

Aerospace & Defense - 0.11%
Axon Enterprise, Inc.B	2,000	390,240

Building Products - 2.79%
Builders FirstSource, Inc.B	59,700	8,119,200
Trane Technologies PLC	12,300	2,352,498

		10,471,698

Commercial Services & Supplies - 0.52%
Rollins, Inc.	45,850	1,963,755

Ground Transportation - 3.24%
Avis Budget Group, Inc.B	36,300	8,300,721
Norfolk Southern Corp.	17,000	3,854,920

		12,155,641

Professional Services - 2.20%
Automatic Data Processing, Inc.	28,000	6,154,120
Ceridian HCM Holding, Inc.B	31,300	2,096,161

		8,250,281

Total Industrials		33,231,615

Information Technology - 10.35%

Electronic Equipment, Instruments & Components - 1.57%
Keysight Technologies, Inc.B	35,200	5,894,240

IT Services - 1.44%
VeriSign, Inc.B	24,000	5,423,280

Semiconductors & Semiconductor Equipment - 3.52%
Analog Devices, Inc.	28,400	5,532,604
ON Semiconductor Corp.B	25,200	2,383,416
Texas Instruments, Inc.	29,300	5,274,586

		13,190,606

Software - 1.77%
Dropbox, Inc., Class AB	111,700	2,979,039
Salesforce, Inc.B	17,300	3,654,798

		6,633,837

See accompanying notes

14

American Beacon Bridgeway Large Cap Value FundSM

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 96.93% (continued)

Information Technology - 10.35% (continued)

Technology Hardware, Storage & Peripherals - 2.05%
HP, Inc.	250,000	$7,677,500

Total Information Technology		38,819,463

Materials - 10.41%

Chemicals - 3.59%
Dow, Inc.	58,800	3,131,688
LyondellBasell Industries NV, Class A	55,900	5,133,297
Mosaic Co.	27,500	962,500
Olin Corp.	82,300	4,229,397

		13,456,882

Metals & Mining - 6.82%
Alcoa Corp.	63,800	2,164,734
Cleveland-Cliffs, Inc.B	431,200	7,226,912
Nucor Corp.	52,700	8,641,746
Steel Dynamics, Inc.	69,200	7,537,956

		25,571,348

Total Materials		39,028,230

Total Common Stocks (Cost $341,581,378)		363,517,230

SHORT-TERM INVESTMENTS - 7.21% (Cost $27,046,010)

Investment Companies - 7.21%
American Beacon U.S. Government Money Market Select Fund, 4.97%C D	27,046,010	27,046,010

TOTAL INVESTMENTS - 104.14% (Cost $368,627,388)		390,563,240
LIABILITIES, NET OF OTHER ASSETS - (4.14%)		(15,526,469)

TOTAL NET ASSETS - 100.00%		$375,036,771

Percentages are stated as a percent of net assets.

A All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at June 30, 2023 (Note 9).

B Non-income producing security.

C The Fund is affiliated by having the same investment advisor.

D 7-day yield.

PLC - Public Limited Company.

Long Futures Contracts Open on June 30, 2023:

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME e-Mini Standard & Poor’s 500 Index Futures	115	September 2023	$25,552,052	$25,807,438	$255,386

			$25,552,052	$25,807,438	$255,386

See accompanying notes

15

American Beacon Bridgeway Large Cap Value FundSM

Schedule of Investments

June 30, 2023 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of June 30, 2023, the investments were classified as described below:

Bridgeway Large Cap Value Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$363,517,230	$-	$-	$363,517,230
Short-Term Investments	27,046,010	-	-	27,046,010

Total Investments in Securities - Assets	$390,563,240	$-	$-	$390,563,240

Financial Derivative Instruments - Assets
Futures Contracts	$255,386	$-	$-	$255,386

Total Financial Derivative Instruments - Assets	$255,386	$-	$-	$255,386

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended June 30, 2023, there were no transfers into or out of Level 3.

See accompanying notes

16

American Beacon FundsSM

Statements of Assets and Liabilities

June 30, 2023 (Unaudited)

	Bridgeway Large Cap Growth Fund	Bridgeway Large Cap Value Fund
Assets:
Investments in unaffiliated securities, at fair value†§	$167,477,708	$363,517,230
Investments in affiliated securities, at fair value‡	4,871,117	27,046,010
Cash	–	13,575
Cash collateral held at broker for futures contracts	350,000	1,255,000
Dividends and interest receivable	29,571	253,305
Deposits with broker for futures contracts	–	9
Receivable for investments sold	201,645	–
Receivable for fund shares sold	20,405	166,683
Receivable for expense reimbursement (Note 2)	156,094	–
Receivable for variation margin on open futures contracts (Note 5)	93,121	255,608
Prepaid expenses	47,322	55,742

Total assets	173,246,983	392,563,162

Liabilities:
Payable for investments purchased	214,567	–
Payable for fund shares redeemed	141,084	17,111,384
Cash due to broker for futures contracts	27,784	–
Management and sub-advisory fees payable (Note 2)	98,272	237,887
Service fees payable (Note 2)	19,640	15,745
Transfer agent fees payable (Note 2)	4,644	28,896
Custody and fund accounting fees payable	7,848	18,339
Professional fees payable	26,183	38,435
Payable for prospectus and shareholder reports	7,346	31,331
Other liabilities	14,395	44,374

Total liabilities	561,763	17,526,391

Net assets	$172,685,220	$375,036,771

Analysis of net assets:
Paid-in-capital	$140,087,374	$318,033,669
Total distributable earnings (deficits)A	32,597,846	57,003,102

Net assets	$172,685,220	$375,036,771

Shares outstanding at no par value (unlimited shares authorized):
R5 Class	2,852,661	5,897,954

Y Class	27,823	4,546,003

Investor Class	2,916,369	2,505,934

A Class	49,399	833,057

C Class	36,903	811,804

R6 Class	383,913	940,959

Net assets:
R5 Class	$79,904,160	$143,371,871

Y Class	$772,657	$109,956,813

Investor Class	$78,945,387	$60,350,067

A Class	$1,346,381	$19,924,600

C Class	$919,793	$18,587,067

R6 Class	$10,796,842	$22,846,353

Net asset value, offering and redemption price per share:
R5 Class	$28.01	$24.31

Y Class	$27.77	$24.19

Investor Class	$27.07	$24.08

A Class	$27.26	$23.92

A Class (offering price)	$28.92	$25.38

C Class	$24.92	$22.90

R6 Class	$28.12	$24.28

† Cost of investments in unaffiliated securities	$134,109,723	$341,581,378
‡ Cost of investments in affiliated securities	$4,871,117	$27,046,010
§ Fair value of securities on loan	$–	$445,073

A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at period end.

See accompanying notes

17

American Beacon FundsSM

Statements of Operations

For the period ended June 30, 2023 (Unaudited)

	Bridgeway Large Cap Growth Fund	Bridgeway Large Cap Value Fund
Investment income:
Dividend income from unaffiliated securities	$713,084	$5,363,700
Dividend income from affiliated securities (Note 2)	147,142	198,264
Interest income	5,940	5,185
Income derived from securities lending (Note 9)	376	190,246

Total investment income	866,542	5,757,395

Expenses:
Management and sub-advisory fees (Note 2)	589,814	1,637,033
Transfer agent fees:
R5 Class (Note 2)	19,630	38,074
Y Class (Note 2)	398	61,811
Investor Class	3,872	2,311
A Class	53	937
C Class	25	755
R6 Class	278	706
Custody and fund accounting fees	24,420	42,883
Professional fees	29,118	45,449
Registration fees and expenses	43,463	45,147
Service fees (Note 2):
Investor Class	129,620	108,762
A Class	514	11,415
C Class	280	9,986
Distribution fees (Note 2):
A Class	1,477	24,858
C Class	3,524	97,769
Prospectus and shareholder report expenses	18,094	21,874
Trustee fees (Note 2)	7,053	22,922
Loan expense (Note 10)	306	1,039
Other expenses	11,034	27,520

Total expenses	882,973	2,201,251

Net fees waived and expenses (reimbursed) / recouped (Note 2)	(127,805)	–

Net expenses	755,168	2,201,251

Net investment income	111,374	3,556,144

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments in unaffiliated securitiesA	(2,747,961)	8,438,367
Futures contracts	536,917	829,396
Change in net unrealized appreciation of:
Investments in unaffiliated securitiesB	30,194,430	3,426,929
Futures contracts	89,484	171,176

Net gain from investments	28,072,870	12,865,868

Net increase in net assets resulting from operations	$28,184,244	$16,422,012

A The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
B The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at period end.

See accompanying notes

18

American Beacon FundsSM

Statements of Changes in Net Assets

	Bridgeway Large Cap Growth Fund		Bridgeway Large Cap Value Fund
	Six Months Ended June 30, 2023	Year Ended December 31, 2022	Six Months Ended June 30, 2023	Year Ended December 31, 2022
	(unaudited)		(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income	$111,374	$442,287	$3,556,144	$10,813,138
Net realized gain (loss) from investments in unaffiliated securities, and futures contracts	(2,211,044)	16,062,468	9,267,763	23,686,796
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities, and futures contracts	30,283,914	(74,478,977)	3,598,105	(99,696,683)

Net increase (decrease) in net assets resulting from operations	28,184,244	(57,974,222)	16,422,012	(65,196,749)

Distributions to shareholders:
Total retained earnings:
R5 Class	–	(10,752,449)	–	(10,507,965)
Y Class	–	(94,793)	–	(5,693,829)
Investor Class	–	(9,953,815)	–	(3,027,978)
A Class	–	(166,622)	–	(892,038)
C Class	–	(142,247)	–	(785,043)
R6 Class	–	(1,458,319)	–	(1,215,332)

Net distributions to shareholders	–	(22,568,245)	–	(22,122,185)

Capital share transactions (Note 11):
Proceeds from sales of shares	4,742,669	12,088,747	16,136,232	124,586,358
Reinvestment of dividends and distributions	–	22,399,070	–	21,695,444
Cost of shares redeemed	(8,934,653)	(38,268,050)	(134,857,831)	(362,052,257)

Net (decrease) in net assets from capital share transactions	(4,191,984)	(3,780,233)	(118,721,599)	(215,770,455)

Net increase (decrease) in net assets	23,992,260	(84,322,700)	(102,299,587)	(303,089,389)

Net assets:
Beginning of period	148,692,960	233,015,660	477,336,358	780,425,747

End of period	$172,685,220	$148,692,960	$375,036,771	$477,336,358

See accompanying notes

19

American Beacon FundsSM

Notes to Financial Statements

June 30, 2023 (Unaudited)

1.  Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), as diversified, open-end management investment companies. As of June 30, 2023, the Trust consists of twenty-five active series, two of which are presented in this filing: American Beacon Bridgeway Large Cap Growth Fund and American Beacon Bridgeway Large Cap Value Fund (collectively, the “Funds” and each individually a “Fund”). The remaining twenty-three active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

On July 11, 2023, (i) RIH, RIM and certain of their affiliates, and (ii) the current owners of approximately 93% of RIH (the “Current Ownership Group”) entered into a transaction agreement with certain creditors of RIM (the “Lender Group”) pursuant to which (i) all equity interests in RIH would be cancelled, (ii) new RIH equity interests would be issued to members of the Lender Group, and (iii) the existing credit agreements between RIM and the Lender Group would be terminated and a new credit agreement would be executed (“Transaction”). The Lender Group consists of various institutional investment funds (“New Ownership Group”) that are managed by financial institutions and other investment advisory firms. The address of the New Ownership Group will be 220 East Las Colinas Boulevard, Suite 1200, Irving, TX 75039.

Upon the closing of the Transaction, the Manager will be wholly-owned indirectly by the New Ownership Group, rather than the Current Ownership Group. The Transaction is expected to close in the fourth calendar quarter of 2023, subject to the satisfaction of certain closing conditions. The Transaction will result in a change of control of the Manager and the termination of the Fund’s management and investment advisory agreements. The Board has approved a new management agreement with the Manager and a new investment advisory agreement between the Manager and the sub-advisors that would become effective upon the closing of the Transaction. A meeting of the shareholders of the Funds in the American Beacon Funds Complex that were operational as of July 31, 2023, will be called to consider the new management agreement and such other matters as may properly come before the meeting. In advance of the meeting, proxy materials will be sent to those shareholders regarding the new management agreement and any other matters proposed for shareholder approval. There are no anticipated changes in the services provided by the Manager or sub-advisors or in the fee rates charged by the Manager to the Fund.

Recently Adopted Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing London Inter-bank Offered Rate (“LIBOR”) or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06 Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848 which updates and clarifies ASU No. 2020-04. The amendments in this ASU defer the sunset date of Topic 848 from December 31, 2022, to December 31, 2024. Management expects these ASUs will not have a material impact on the Funds’ financial statements.

20

American Beacon FundsSM

Notes to Financial Statements

June 30, 2023 (Unaudited)

In June 2022, the FASB issued ASU No. 2022-03, Fair Value Measurement (Topic 820); Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which provides clarifying guidance that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. Management expects the ASU will not have a material impact on the Funds’ financial statements.

Class Disclosure

Each Fund has multiple classes of shares designed to meet the needs of different groups of investors; however, not all of the Funds offer all classes. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
R5 Class	Large institutional investors - sold directly or through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor Class	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500

A Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500

C Class	Retail investors who invest directly through a financial intermediary, such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000

R6 Class	Large institutional retirement plan investors - sold through retirement plan sponsors.	None

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Funds in preparation of the financial statements. The Funds are considered investment companies and accordingly, follow the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined based on specific lot identification.

21

American Beacon FundsSM

Notes to Financial Statements

June 30, 2023 (Unaudited)

Distributions to Shareholders

The Funds distribute most or all of their net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income and distributions of realized net capital gains and net gains from foreign currency transactions on an annual basis. The Funds do not have a fixed dividend rate and do not guarantee that they will pay any distributions in any particular period. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Funds may designate earnings and profits distributed to shareholders on the redemption of shares.

Commission Recapture

The Funds have established brokerage commission recapture arrangements with certain brokers or dealers. If the Funds’ investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Funds. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Funds. This amount is reported with the net realized gain (loss) in the Funds’ Statements of Operations, if applicable.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income and realized and unrealized gains and losses from investments of the Funds are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Funds. Expenses directly charged or attributable to a Fund will be paid from the assets of a Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Funds on a basis that the Trust’s Board of Trustees (the “Board”) deems fair and equitable, which may be based on the relative net assets of the Funds or nature of the services performed and relative applicability to the Funds.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2.  Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Funds and the Manager are parties to a Management Agreement that obligates the Manager to provide the Funds with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of each Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

First $5 billion	0.35%
Next $5 billion	0.325%
Next $10 billion	0.30%
Over $20 billion	0.275%

22

American Beacon FundsSM

Notes to Financial Statements

June 30, 2023 (Unaudited)

The Trust, on behalf of the Funds, and the Manager have entered into Investment Advisory Agreements with Bridgeway Capital Management, LLC (the “Sub-Advisor”) pursuant to which each Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on each Fund’s average daily net assets according to the following schedule:

First $250 million	0.40%
Next $250 million	0.35%
Over $500 million	0.30%

The Sub-Advisor contractually agreed to waive a portion of its sub-advisory fee equal to 0.05% of the Bridgeway Large Cap Value Fund’s average daily net assets managed by the Sub-Advisor on amounts that exceeded $750 million through April 30, 2023. For the period ended June 30, 2023, the Sub-Advisor waived $0 of its sub-advisory fee.

The Management and Sub-Advisory Fees paid by the Funds for the period ended June 30, 2023 were as follows:

Bridgeway Large Cap Growth Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$277,881
Sub-Advisory Fees	0.40%	311,933

Total	0.75%	$589,814

Bridgeway Large Cap Value Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$786,590
Sub-Advisory Fees	0.38%	850,443

Total	0.73%	$1,637,033

As compensation for services provided by the Manager in connection with securities lending activities conducted by the Funds, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee of 10% of the net monthly interest income (the gross interest income earned by the investment of cash collateral, less the amount paid to borrowers and related expenses) from such activities and, with respect to loan fees paid by borrowers, a fee of 10% of such loan fees. Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. These fees are included in “Income derived from securities lending” and “Management and sub-advisory fees” on the Statements of Operations. During the period ended June 30, 2023, the Manager received securities lending fees of $36 and $14,247 for the securities lending activities of Bridgeway Large Cap Growth Fund and Bridgeway Large Cap Value Fund, respectively.

Distribution Plans

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the A and C Classes of the Funds. Under the Distribution Plans, as compensation for distribution and shareholder servicing assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

23

American Beacon FundsSM

Notes to Financial Statements

June 30, 2023 (Unaudited)

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Investor, A, and C Classes of the Funds. As compensation for performing the duties required under the Service Plans, the Manager receives an annualized fee up to 0.25% of the average daily net assets of the A and C Classes and up to 0.375% of the average daily net assets of the Investor Class of the Funds.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the R5 and Y Classes of the Funds and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. Certain services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Funds’ transfer agent. Accordingly, the Funds, pursuant to Board approval, have agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the R5 and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the R5 and Y Classes on an annual basis. During the period ended June 30, 2023, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statements of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
Bridgeway Large Cap Growth	$12,806
Bridgeway Large Cap Value	87,442

As of June 30, 2023, the Funds owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statements of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
Bridgeway Large Cap Growth	$2,120
Bridgeway Large Cap Value	23,634

Investments in Affiliated Funds

The Funds may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Funds in connection with securities lending may also be invested in the USG Select Fund. The Funds listed below held the following shares with a June 30, 2023 fair value and dividend income earned from the investment in the USG Select Fund.

Affiliated Security	Type of Transaction	Fund	June 30, 2023 Shares/Principal	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Dividend Income	June 30, 2023 Fair Value
U.S. Government Money Market Select	Direct	Bridgeway Large Cap Growth	$4,871,117	$-	$-	$147,142	$4,871,117
U.S. Government Money Market Select	Direct	Bridgeway Large Cap Value	27,046,010	-	-	198,264	27,046,010

The Funds and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the period ended

24

American Beacon FundsSM

Notes to Financial Statements

June 30, 2023 (Unaudited)

June 30, 2023, the Manager earned fees on the Funds’ direct investments and securities lending collateral investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund	Securities Lending Collateral Investments in USG Select Fund	Total
Bridgeway Large Cap Growth	$3,213	$-	$3,213
Bridgeway Large Cap Value	4,320	538	4,858

Interfund Credit Facility

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for a fund. When a fund liquidates portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to two days (or longer for certain foreign transactions). Redemption requests normally are satisfied on the next business day. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the period ended June 30, 2023, the Bridgeway Large Cap Value Fund borrowed on average $108,522 for 2 days at an average interest rate of 5.39% with interest charges of $32. These amounts are recorded as “Other expenses” in the Statements of Operations. During the period ended June 30, 2023, the Bridgeway Large Cap Growth Fund did not utilized the credit facility.

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for the classes of the Funds, through April 30, 2024, to the extent that total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation, and other extraordinary expenses) exceed the Funds’ expense cap. During the period ended June 30, 2023, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap
Fund	Class	1/1/2023 – 4/30/2023	5/1/2023 - 06/30/2023	Reimbursed Expenses	(Recouped) Expenses	Expiration of Reimbursed Expenses
Bridgeway Large Cap Growth	R5	0.80%	0.80%	$60,334	$-	2026
Bridgeway Large Cap Growth	Y	0.83%	0.83%	677	-	2026
Bridgeway Large Cap Growth	Investor	1.12%	1.12%	57,459	-	2026
Bridgeway Large Cap Growth	A	1.09%	1.09%	987	-	2026
Bridgeway Large Cap Growth	C	1.83%	1.83%	589	-	2026
Bridgeway Large Cap Growth	R6	0.76%	0.77%	7,759	-	2026

Of the above amounts, $156,094 was disclosed as a Receivable for expense reimbursement on the Statements of Assets and Liabilities at June 30, 2023 for the Bridgeway Large Cap Growth Fund.

The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of contractual or voluntary fee reductions and expense reimbursements. Under the policy, the Manager can be

25

American Beacon FundsSM

Notes to Financial Statements

June 30, 2023 (Unaudited)

reimbursed by the Funds for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Funds’ annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2026. The Funds did not record a liability for potential reimbursements due to the current assessment that reimbursements are uncertain. The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability are as follows:

Fund	Recouped Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
Bridgeway Large Cap Growth	$-	$127,915	$172,900	2023
Bridgeway Large Cap Growth	-	266,522	-	2024
Bridgeway Large Cap Growth	-	239,600	-	2025

Sales Commissions

The Funds’ Distributor, Resolute Investment Distributors, Inc. (“RID” or “Distributor”), may receive a portion of A Class sales charges from broker dealers which may be used to offset distribution related expenses. During the period ended June 30, 2023, RID collected $442 for Bridgeway Large Cap Value Fund from the sale of A Class Shares. There were no Class A sales charges collected for Bridgeway Large Cap Growth Fund.

A CDSC of 0.50% will be deducted with respect to A Class Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the A Class Shares redeemed. During the period ended June 30, 2023, there were no CDSC fees collected for the A Class Shares of Bridgeway Large Cap Growth Fund and Bridgeway Large Cap Value Fund.

A CDSC of 1.00% will be deducted with respect to C Class Shares redeemed within 12 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the C Class Shares redeemed. During the period ended June 30, 2023, there were no CDSC fees collected for the C Class Shares of Bridgeway Large Cap Growth Fund and Bridgeway Large Cap Value Fund.

Trustee Fees and Expenses

As compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $130,000; (2) meeting attendance fee (for attendance in-person or via teleconference) of (a) $12,000 for in person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit and Compliance Committee and the Investment Committee, (c) $1,000 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. For this purpose, the Board considers attendance at regular meetings held by video conference to constitute in-person attendance at a Board meeting. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For her service as Board Chair, Ms. Cline receives an additional annual retainer of $50,000. Although she attends several committee meetings at each quarterly Board meeting, she receives only a single $2,500 fee each quarter for her attendance at those meetings. The chairpersons of the Audit and Compliance Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $10,000.

26

American Beacon FundsSM

Notes to Financial Statements

June 30, 2023 (Unaudited)

3.  Security Valuation and Fair Value Measurements

The price of each Fund’s shares is based on its net asset value (“NAV”) per share. Each Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of a Fund’s shares is determined based on a pro rata allocation of a Fund’s investment income, expenses and total capital gains and losses. A Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, a Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Funds do not price their shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when a Fund is not open for business, which may result in the value of a Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When a Fund holds securities or other assets that are denominated in a foreign currency, a Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as “valuation designee” to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule. Prior to September 8, 2022, fair value determinations were made pursuant to methodologies approved by the Board.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by a Fund occurs after the close of a related exchange but before the determination of a Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Funds may fair value securities as a result of significant events occurring after the close of the foreign markets in

27

American Beacon FundsSM

Notes to Financial Statements

June 30, 2023 (Unaudited)

which a Fund invests as described below. In addition, the Funds may invest in illiquid securities requiring these procedures.

A Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before a Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all a Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. A Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of a Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust Manager’s fair valuation procedures for a Fund.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, preferred securities, ETFs, and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

28

American Beacon FundsSM

Notes to Financial Statements

June 30, 2023 (Unaudited)

4.  Securities and Other Investments

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

Other Investment Company Securities and Other Exchange-Traded Products

The Funds at times may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies (“BDCs”), ETFs, unit investment trusts, and other investment companies of the Trust. The Funds may invest in securities of an investment company advised by the Manager or the Sub-Advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Funds become a shareholder of that investment company. As a result, the Funds’ shareholders indirectly will bear the Funds’ proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Funds’ shareholders directly bear in connection with the Funds’ own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Funds in their Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Real Estate Investment Trusts (“REITs”)

The Funds may own shares of REITs which report information on the source of their distributions annually. The Funds re-characterize distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information, which may include the previous year allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year.

5.  Financial Derivative Instruments

The Funds may utilize derivative instruments to gain market exposure on cash balances. When considering the Funds’ use of derivatives, it is important to note that the Funds do not use derivatives for the purpose of creating financial leverage.

Futures Contracts

A futures contract is a contract to purchase or sell a particular security, or the cash value of an asset, such as securities, indices, or currencies, at a specified future date at a price agreed upon when the contract is made. Under many such contracts, no delivery of the actual underlying asset is required. Rather, upon the expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the asset (e.g., a security or an index) at expiration, net of the initial and variation

29

American Beacon FundsSM

Notes to Financial Statements

June 30, 2023 (Unaudited)

margin that was previously paid. A Treasury futures contract is a contract for the future delivery of a U.S. Treasury security. An equity index futures contract is based on the value of an underlying index. A Fund may, from time to time, use futures positions to equitize cash and expose its portfolio to changes in securities prices or index prices. This can magnify gains and losses in a Fund. A Fund also may have to sell assets at inopportune times to satisfy its settlement or collateral obligations. The risks associated with the use of futures contracts also include that there may be an imperfect correlation between the changes in market value of the futures contracts and the assets underlying such contracts and that there may not be a liquid secondary market for a futures contract.

During the period ended June 30, 2023, the Funds entered into futures contracts primarily for exposing cash to markets.

The Funds’ average futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average quarterly volume of futures contracts. For the purpose of this disclosure, volume is measured by contracts outstanding at each quarter end.

Average Futures Contracts Outstanding
Fund	Period Ended June 30, 2023
Bridgeway Large Cap Growth	23
Bridgeway Large Cap Value	124

The following is a summary of the fair valuations of the Funds’ derivative instruments categorized by risk exposure(1):

Bridgeway Large Cap Growth Fund

Fair values of financial instruments on the Statements of Assets and Liabilities as of June 30, 2023:

	Derivatives not accounted for as hedging instruments

Assets:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Receivable for variation margin from open futures contracts(2)	$-	$-	$-	$-	$93,064	$93,064

The effect of financial derivative instruments on the Statements of Operations as of June 30, 2023:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$-	$-	$-	$-	$536,917	$536,917

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$-	$-	$-	$-	$89,484	$89,484

Bridgeway Large Cap Value Fund

Fair values of financial instruments on the Statements of Assets and Liabilities as of June 30, 2023:

	Derivatives not accounted for as hedging instruments

Assets:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Receivable for variation margin from open futures contracts(2)	$-	$-	$-	$-	$255,386	$255,386

30

American Beacon FundsSM

Notes to Financial Statements

June 30, 2023 (Unaudited)

The effect of financial derivative instruments on the Statements of Operations as of June 30, 2023:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$-	$-	$-	$-	$829,396	$829,396

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$-	$-	$-	$-	$171,176	$171,176

(1) See Note 3 in the Notes to Financial Statements for additional information.

(2) Includes cumulative appreciation (depreciation) of futures contracts as reported in the Fund’s Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

Offsetting Assets and Liabilities

The Funds are parties to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Funds employ multiple money managers and counterparties and have elected not to offset qualifying financial and derivative instruments on the Statements of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below, if applicable. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, June 30, 2023.

Bridgeway Large Cap Growth Fund

Offsetting of Financial and Derivative Assets as of June 30, 2023:
	Assets	Liabilities
Futures Contracts(1)	$93,064	$-

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$93,064	$-

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$(93,064)	$-

Bridgeway Large Cap Value Fund

Offsetting of Financial and Derivative Assets as of June 30, 2023:
	Assets	Liabilities
Futures Contracts(1)	$255,386	$-

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$255,386	$-

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$(255,386)	$-

(1) Includes cumulative appreciation or (depreciation) of futures contracts as reported in the Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

6.  Principal Risks

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Equity Investments Risk

Equity securities are subject to investment risk and market risk. The Funds’ investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks,

31

American Beacon FundsSM

Notes to Financial Statements

June 30, 2023 (Unaudited)

REITs, depositary receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Funds to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values. Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular depositary receipt or foreign stock.

Futures Contracts Risk

Futures contracts are derivative instruments where one party pays a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. There may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes. There can be no assurance that any strategy used will succeed. There also can be no assurance that, at all times, a liquid market will exist for offsetting a futures contract that a Fund has previously bought or sold and this may result in the inability to close a futures contract when desired. Futures contracts may experience potentially dramatic price changes, which will increase the volatility of a Fund and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract).

Investment Risk

An investment in the Funds is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Funds, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Funds.

Market Risk

The Funds are subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect a Fund’s performance. Equity securities generally have greater price volatility than fixed-income securities, although under certain market conditions fixed-income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed-income and credit markets may negatively affect many issuers worldwide. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future, particularly if markets enter a period of uncertainty or economic weakness. The value of a security may decline due to adverse issuer-specific conditions, general market conditions unrelated to a particular issuer, or factors that affect a particular industry or industries. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole.

32

American Beacon FundsSM

Notes to Financial Statements

June 30, 2023 (Unaudited)

Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed-income markets, which may disrupt economies and markets and adversely affect the value of your investment. Changes in value may be temporary or may last for extended periods.

Policy changes by the U.S. government and/or Federal Reserve and political events within the U.S. and abroad, including the U.S. presidential election, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Other Investment Companies Risk

The Funds may invest in shares of other registered investment companies, including money market funds that are advised by the Manager. To the extent that the Funds invest in shares of other registered investment companies, the Funds will indirectly bear the fees and expenses, including for example advisory and administrative fees, charged by those investment companies in addition to the Funds’ direct fees and expenses and will be subject to the risks associated with investments in those companies. For example, the Funds’ investments in money market funds are subject to interest rate risk, credit risk, and market risk. The Funds must rely on the investment company in which it invests to achieve its investment objective. If the investment company fails to achieve its investment objective, the value of the Funds’ investment will decline, adversely affecting the Funds’ performance. To the extent the Funds invest in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, the Funds are subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject.

Recent Market Events Risk

Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, the risks discussed herein associated with an investment in the Fund may be increased. An outbreak of infectious respiratory illness caused by a novel coronavirus, known as COVID-19, was first detected in late 2019 and has subsequently spread globally. The transmission of various variants of COVID-19, and efforts to contain their spread, have resulted, and may continue to result, in significant disruptions to business operations, travel restrictions and closed borders, and lower consumer demand, as well as general concern and uncertainty that has negatively affected the global economy. Any resurgence of COVID-19 or a variant could negatively impact the Funds and adversely impact the economies of many nations, individual companies and the global securities and commodities markets, including their liquidity, in ways that cannot necessarily be foreseen at the present time.

Although interest rates were unusually low in recent years in the U.S. and abroad, recently, the Federal Reserve began to raise interest rates as part of its efforts to address rising inflation. It is difficult to accurately predict the pace at which the Federal Reserve will continue to increase interest rates, or the timing, frequency or magnitude of any such increases. Additionally, various economic and political factors could cause the Federal Reserve to change its approach in the future and the Federal Reserve’s actions may result in an economic slowdown. Unexpected increases in interest rates could lead to market volatility or reduce liquidity in certain sectors of the market.

33

American Beacon FundsSM

Notes to Financial Statements

June 30, 2023 (Unaudited)

Slowing global economic growth; risks associated with a trade agreement between the United Kingdom and the European Union; the risks associated with ongoing trade negotiations with China; the possibility of changes to some international trade agreements; tensions, war, or open conflict between nations, such as between Russia and Ukraine or in eastern Asia; political or economic dysfunction within some nations, including major producers of oil; economic stimulus by the Japanese central bank; and dramatic changes in commodity and currency prices could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time. Russia’s military invasion of Ukraine beginning in February 2022, the responses and sanctions by the United States and other countries, and the potential for wider conflict have had, and could continue to have, severe adverse effects on regional and global economies and could further increase volatility and uncertainty in the financial markets and the prices of various commodities.

Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.

Environmental, Social, and/or Governance Investing Risk

The use of environmental, social, and/or governance (“ESG”) considerations by the sub-advisor may cause a Fund to make different investments than funds that have a similar investment style but do not incorporate such considerations in their strategy. As with the use of any investment considerations involved in investment decisions, there is no guarantee that the use of any ESG investment considerations will result in the selection of issuers that will outperform other issuers or help reduce risk in a Fund. A Fund may not choose to, or may not be able to, take advantage of certain investment opportunities due to these considerations, which may adversely affect investment performance. A Fund may underperform funds that do not incorporate these considerations.

Securities Lending Risk

A Fund may lend its portfolio securities to brokers, dealers and financial institutions in order to obtain additional income. Borrowers of a Fund’s securities provide collateral either in the form of cash, which a Fund reinvests in securities or in the form of non-cash collateral consisting of securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities. A Fund will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an affiliated money market fund. A Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to cover its payment to the borrower of a pre-negotiated fee or “rebate” for the use of that cash collateral in connection with the loan. A Fund could also lose money due to a decline in the value of non-cash collateral. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with a Fund’s ability to vote proxies or to settle transactions or could result in increased costs. Moreover, if the borrower becomes subject to insolvency or similar proceedings, a Fund could incur delays in its ability to enforce its rights in its collateral. There also is a risk that a borrower may default on its obligation to return loaned securities at a time when the value of a Fund’s collateral is inadequate. Although a Fund’s securities lending agent may indemnify a Fund against that risk, it is also possible that the securities lending agent will be unable to satisfy its indemnification obligations. In any case in which the loaned securities are not returned to a Fund before an ex-dividend date, whether or not due to a default by the borrower, the payment in lieu of the dividend that a Fund receives from the securities’ borrower would not be treated as a dividend for federal income tax purposes and thus would not qualify for treatment as “qualified dividend income.”

7.  Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

34

American Beacon FundsSM

Notes to Financial Statements

June 30, 2023 (Unaudited)

The Funds do not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended December 31, 2022 remain subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

As of June 30, 2023, the tax cost for each Fund and their respective gross unrealized appreciation (depreciation) were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Bridgeway Large Cap Growth	$138,980,854	$37,315,825	$(3,947,854)	$33,367,971
Bridgeway Large Cap Value	368,627,388	40,173,838	(18,237,986)	21,935,852

For federal income tax purposes, the Funds measure their capital loss carryforwards annually at December 31, their fiscal year end. Capital loss carryforwards retain their character as short-term and/or long-term and may be carried forward and applied against future realized capital gains with no expiration date.

As of December 31, 2022, the Funds did not have any capital loss carryforwards.

8.  Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the period ended June 30, 2023 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Sales (non-U.S. Government Securities)
Bridgeway Large Cap Growth	$60,611,445	$63,755,710
Bridgeway Large Cap Value	118,500,706	230,396,483

A summary of the Funds’ transactions in the USG Select Fund for the period ended June 30, 2023 were as follows:

Fund	Type of Transaction	December 31, 2022 Shares/Fair Value	Purchases	Sales	June 30, 2023 Shares/Fair Value
Bridgeway Large Cap Growth	Direct	$5,726,360	$31,077,530	$31,932,773	$4,871,117
Bridgeway Large Cap Value	Direct	14,309,453	191,546,110	178,809,553	27,046,010
Bridgeway Large Cap Value	Securities Lending	1,376,616	5,061,749	6,438,365	-

9.  Securities Lending

The Funds may lend their securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at

35

American Beacon FundsSM

Notes to Financial Statements

June 30, 2023 (Unaudited)

least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Funds’ Schedule of Investments and the collateral is shown on the Statements of Assets and Liabilities as a payable.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Funds, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Funds continue to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Funds would be subject to on the dividend.

Securities lending transactions pose certain risks to the Funds, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of June 30, 2023, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Fair Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Bridgeway Large Cap Value	$445,073	$-	$443,104	$443,104

Cash collateral is listed on the Funds’ Schedules of Investments and is shown on the Statements of Assets and Liabilities. Income earned on these investments is included in “Income derived from securities lending” on the Statements of Operations.

Non-cash collateral received by the Funds may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Funds’ Schedules of Investments or Statements of Assets and Liabilities.

10.  Borrowing Arrangements

Effective November 11, 2022 (the “Effective Date”), the Funds, along with certain other funds managed by the Manager (“Participating Funds”), renewed a committed revolving line of credit (the “Committed Line”)

36

American Beacon FundsSM

Notes to Financial Statements

June 30, 2023 (Unaudited)

agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $100 million with interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed. Each of the Participating Funds paid a proportional amount of a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 9, 2023, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

On the Effective Date, the Funds, along with certain other Participating Funds managed by the Manager, also renewed an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $100 million with interest at a rate equal to the higher of (a) OBFR daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed on each outstanding loan. Each of the Participating Funds paid a proportional amount of a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 9, 2023, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Loan expense” on the Statements of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the period ended June 30, 2023, the Funds did not utilize these facilities.

11.  Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Funds:

	R5 Class
	Six Months Ended June 30, 2023		Year Ended December 31, 2022
	(unaudited)
Bridgeway Large Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	25,608	$647,729	63,751	$1,899,834
Reinvestment of dividends	-	-	449,962	10,587,609
Shares redeemed	(141,661)	(3,600,284)	(607,337)	(16,995,292)

Net (decrease) in shares outstanding	(116,053)	$(2,952,555)	(93,624)	$(4,507,849)

	Y Class
	Six Months Ended June 30, 2023		Year Ended December 31, 2022
	(unaudited)
Bridgeway Large Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	12,557	$321,267	6,906	$193,616
Reinvestment of dividends	-	-	4,063	94,793
Shares redeemed	(10,845)	(270,013)	(46,097)	(1,325,876)

Net increase (decrease) in shares outstanding	1,712	$51,254	(35,128)	$(1,037,467)

	Investor Class
	Six Months Ended June 30, 2023		Year Ended December 31, 2022
	(unaudited)
Bridgeway Large Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	140,460	$3,344,059	147,251	$4,084,036
Reinvestment of dividends	-	-	436,764	9,949,479
Shares redeemed	(150,273)	(3,776,123)	(324,752)	(9,167,481)

Net increase (decrease) in shares outstanding	(9,813)	$(432,064)	259,263	$4,866,034

37

American Beacon FundsSM

Notes to Financial Statements

June 30, 2023 (Unaudited)

	A Class
	Six Months Ended June 30, 2023		Year Ended December 31, 2022
	(unaudited)
Bridgeway Large Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	7,177	$185,974	2,293	$69,146
Reinvestment of dividends	-	-	7,267	166,623
Shares redeemed	(5,949)	(151,830)	(15,593)	(455,994)

Net increase (decrease) in shares outstanding	1,228	$34,144	(6,033)	$(220,225)

	C Class
	Six Months Ended June 30, 2023		Year Ended December 31, 2022
	(unaudited)
Bridgeway Large Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	9,106	$212,565	3,071	$92,538
Reinvestment of dividends	-	-	6,757	142,247
Shares redeemed	(4,766)	(105,896)	(39,661)	(1,045,050)

Net increase (decrease) in shares outstanding	4,340	$106,669	(29,833)	$(810,265)

	R6 Class
	Six Months Ended June 30, 2023		Year Ended December 31, 2022
	(unaudited)
Bridgeway Large Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	1,230	$31,075	189,154	$5,749,577
Reinvestment of dividends	-	-	61,741	1,458,319
Shares redeemed	(40,848)	(1,030,507)	(325,169)	(9,278,357)

Net (decrease) in shares outstanding	(39,618)	$(999,432)	(74,274)	$(2,070,461)

	R5 Class
	Six Months Ended June 30, 2023		Year Ended December 31, 2022
	(unaudited)
Bridgeway Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	360,462	$8,632,707	3,596,809	$91,796,585
Reinvestment of dividends	-	-	447,312	10,400,005
Shares redeemed	(3,906,594)	(93,073,278)	(8,321,016)	(199,887,065)

Net (decrease) in shares outstanding	(3,546,132)	$(84,440,571)	(4,276,895)	$(97,690,475)

	Y Class
	Six Months Ended June 30, 2023		Year Ended December 31, 2022
	(unaudited)
Bridgeway Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	155,034	$3,679,780	714,522	$17,920,537
Reinvestment of dividends	-	-	237,757	5,501,708
Shares redeemed	(841,217)	(19,993,276)	(2,963,207)	(73,257,290)

Net (decrease) in shares outstanding	(686,183)	$(16,313,496)	(2,010,928)	$(49,835,045)

	Investor Class
	Six Months Ended June 30, 2023		Year Ended December 31, 2022
	(unaudited)
Bridgeway Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	37,571	$895,926	128,607	$3,171,822
Reinvestment of dividends	-	-	130,657	3,014,261
Shares redeemed	(500,674)	(11,663,091)	(965,244)	(24,419,489)

Net (decrease) in shares outstanding	(463,103)	$(10,767,165)	(705,980)	$(18,233,406)

38

American Beacon FundsSM

Notes to Financial Statements

June 30, 2023 (Unaudited)

	A Class
	Six Months Ended June 30, 2023		Year Ended December 31, 2022
	(unaudited)
Bridgeway Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	60,926	$1,426,424	146,557	$3,607,643
Reinvestment of dividends	-	-	34,857	798,913
Shares redeemed	(90,489)	(2,123,618)	(328,558)	(8,040,714)

Net (decrease) in shares outstanding	(29,563)	$(697,194)	(147,144)	$(3,634,158)

	C Class
	Six Months Ended June 30, 2023		Year Ended December 31, 2022
	(unaudited)
Bridgeway Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	4,616	$104,010	34,608	$821,467
Reinvestment of dividends	-	-	34,751	765,225
Shares redeemed	(129,693)	(2,904,038)	(299,846)	(6,988,268)

Net (decrease) in shares outstanding	(125,077)	$(2,800,028)	(230,487)	$(5,401,576)

	R6 Class
	Six Months Ended June 30, 2023		Year Ended December 31, 2022
	(unaudited)
Bridgeway Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	57,293	$1,397,385	281,129	$7,268,304
Reinvestment of dividends	-	-	52,340	1,215,332
Shares redeemed	(222,430)	(5,100,530)	(1,940,645)	(49,459,431)

Net (decrease) in shares outstanding	(165,137)	$(3,703,145)	(1,607,176)	$(40,975,795)

12.  Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

39

American Beacon Bridgeway Large Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Six Months Ended June 30, 2023		Year Ended December 31,

			2022	2021	2020		2019	2018

	(unaudited)
Net asset value, beginning of period	$23.50		$36.78	$36.24	$29.84		$25.27	$29.88

Income (loss) from investment operations:
Net investment income	0.05		0.12	0.01	0.07		0.10	0.13
Net gains (losses) on investments (both realized and unrealized)	4.46		(9.37)	7.82	10.21		7.55	(1.99)

Total income (loss) from investment operations	4.51		(9.25)	7.83	10.28		7.65	(1.86)

Less distributions:
Dividends from net investment income	–		–	–	(0.07)		–	(0.11)
Distributions from net realized gains	–		(4.03)	(7.29)	(3.81)		(3.08)	(2.64)

Total distributions	–		(4.03)	(7.29)	(3.88)		(3.08)	(2.75)

Net asset value, end of period	$28.01		$23.50	$36.78	$36.24		$29.84	$25.27

Total returnB	19.19	%C	(25.17)%	21.82%	34.44%		30.27%	(6.03)%

Ratios and supplemental data:
Net assets, end of period	$79,904,160		$69,755,325	$112,640,010	$114,246,613		$118,831,764	$151,163,119
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.96	%D	0.94%	0.92%	0.97%		0.90%	0.93%
Expenses, net of reimbursements and/or recoupments	0.80	%D	0.80%	0.81%	0.82%	E	0.81%	0.81%
Net investment income (loss), before expense reimbursements and/or recoupments	0.13	%D	0.25%	(0.10)%	(0.08)%		0.19%	0.26%
Net investment income, net of reimbursements and/or recoupments	0.29	%D	0.39%	0.01%	0.07%		0.28%	0.38%
Portfolio turnover rate	39	%C	72%	57%	58%		77%	60%

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses, which are not reimbursable under the agreement with the Manager.

See accompanying notes

40

American Beacon Bridgeway Large Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended June 30, 2023		Year Ended December 31,

			2022		2021	2020		2019	2018

	(unaudited)
Net asset value, beginning of period	$23.30		$36.53		$36.05	$29.72		$25.21	$29.82

Income (loss) from investment operations:
Net investment income (loss)	0.04		0.03		(0.04)	0.00	A	0.05	0.12
Net gains (losses) on investments (both realized and unrealized)	4.43		(9.23)		7.81	10.21		7.54	(1.98)

Total income (loss) from investment operations	4.47		(9.20)		7.77	10.21		7.59	(1.86)

Less distributions:
Dividends from net investment income	-		-		–	(0.07)		–	(0.11)
Distributions from net realized gains	–		(4.03)		(7.29)	(3.81)		(3.08)	(2.64)

Total distributions	–		(4.03)		(7.29)	(3.88)		(3.08)	(2.75)

Net asset value, end of period	$27.77		$23.30		$36.53	$36.05		$29.72	$25.21

Total returnB	19.18	%C	(25.21)%		21.77%	34.34%		30.11%	(6.04)%

Ratios and supplemental data:
Net assets, end of period	$772,657		$608,328		$2,237,130	$3,168,012		$2,036,785	$2,306,982
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.03	%D	1.17%		0.95%	1.02%		0.95%	0.97%
Expenses, net of reimbursements and/or recoupments	0.83	%D	0.84	%E	0.86%	0.89	%F	0.91%	0.91%
Net investment income (loss), before expense reimbursements and/or recoupments	0.07	%D	0.00	%G	(0.15)%	(0.14)%		0.12%	0.27%
Net investment income (loss), net of reimbursements and/or recoupments	0.27	%D	0.33%		(0.06)%	(0.01)%		0.16%	0.33%
Portfolio turnover rate	39	%C	72%		57%	58%		77%	60%

A	Amount represents less than $0.01 per share.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on May 31, 2022.
F	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses, which are not reimbursable under the agreement with the Manager.
G	Amount represents less than 0.005% of average net assets.

See accompanying notes

41

American Beacon Bridgeway Large Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended June 30, 2023			Year Ended December 31,

				2022	2021	2020		2019	2018

	(unaudited)
Net asset value, beginning of period	$22.74			$35.89	$35.61	$29.42		$25.05	$29.65

Income (loss) from investment operations:
Net investment income (loss)	(0.00	)A		0.05	(0.08)	(0.08)		(0.04)	0.01
Net gains (losses) on investments (both realized and unrealized)	4.33			(9.17)	7.65	10.08		7.49	(1.94)

Total income (loss) from investment operations	4.33			(9.12)	7.57	10.00		7.45	(1.93)

Less distributions:
Dividends from net investment income	–			–	–	–		–	(0.03)
Distributions from net realized gains	–			(4.03)	(7.29)	(3.81)		(3.08)	(2.64)

Total distributions	–			(4.03)	(7.29)	(3.81)		(3.08)	(2.67)

Net asset value, end of period	$27.07			$22.74	$35.89	$35.61		$29.42	$25.05

Total returnB	19.04	%C		(25.44)%	21.48%	33.98%		29.74%	(6.33)%

Ratios and supplemental data:
Net assets, end of period	$78,945,387			$66,552,222	$95,710,995	$84,109,027		$71,928,098	$65,869,325
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.28	%D		1.25%	1.24%	1.31%		1.20%	1.20%
Expenses, net of reimbursements and/or recoupments	1.12	%D		1.12%	1.12%	1.15	%E	1.19%	1.19%
Net investment (loss), before expense reimbursements and/or recoupments	(0.19)%		D	(0.06)%	(0.42)%	(0.43)%		(0.11)%	(0.01)%
Net investment income (loss), net of reimbursements and/or recoupments	(0.03)%		D	0.07%	(0.30)%	(0.27)%		(0.10)%	0.00	%F
Portfolio turnover rate	39	%C		72%	57%	58%		77%	60%

A	Amount represents less than $0.01 per share.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses, which are not reimbursable under the agreement with the Manager.
F	Amount represents less than 0.005% of average net assets.

See accompanying notes

42

American Beacon Bridgeway Large Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended June 30, 2023		Year Ended December 31,

			2022		2021	2020	2019	2018

	(unaudited)
Net asset value, beginning of period	$22.90		$36.08		$35.77	$29.51	$25.12	$29.70

Income (loss) from investment operations:
Net investment income (loss)	0.01		0.03	A	(0.16)	(0.10)	(0.03)	(0.11)
Net gains (losses) on investments (both realized and unrealized)	4.35		(9.18)		7.76	10.17	7.50	(1.83)

Total income (loss) from investment operations	4.36		(9.15)		7.60	10.07	7.47	(1.94)

Less distributions:
Dividends from net investment income	–		–		–	–	–	–
Distributions from net realized gains	–		(4.03)		(7.29)	(3.81)	(3.08)	(2.64)

Total distributions	–		(4.03)		(7.29)	(3.81)	(3.08)	(2.64)

Net asset value, end of period	$27.26		$22.90		$36.08	$35.77	$29.51	$25.12

Total returnB	19.04	%C	(25.38)%		21.47%	34.11%	29.74%	(6.35)%

Ratios and supplemental data:
Net assets, end of period	$1,346,381		$1,102,933		$1,955,909	$2,212,193	$2,029,102	$1,700,188
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.26	%D	1.36%		1.21%	1.27%	1.18%	1.25%
Expenses, net of reimbursements and/or recoupments	1.09	%D	1.09%		1.10%	1.14%	1.21%	1.21%
Net investment (loss), before expense reimbursements and/or recoupments	(0.17	)%D	(0.18)%		(0.40)%	(0.39)%	(0.09)%	(0.09)%
Net investment income (loss), net of reimbursements and/or recoupments	(0.00	)%D E	0.09%		(0.29)%	(0.26)%	(0.12)%	(0.05)%
Portfolio turnover rate	39	%C	72%		57%	58%	77%	60%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	Amount represents less than 0.005% of average net assets.

See accompanying notes

43

American Beacon Bridgeway Large Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended June 30, 2023		Year Ended December 31,

			2022	2021	2020		2019	2018

	(unaudited)
Net asset value, beginning of period	$21.01		$33.81	$34.15	$28.53		$24.55	$29.30

Income (loss) from investment operations:
Net investment (loss)	(0.09	)A	(1.11)	(0.46)	(0.01)		(0.20)	(0.17)
Net gains (losses) on investments (both realized and unrealized)	4.00		(7.66)	7.41	9.44		7.26	(1.94)

Total income (loss) from investment operations	3.91		(8.77)	6.95	9.43		7.06	(2.11)

Less distributions:
Dividends from net investment income	–		–	–	–		–	–
Distributions from net realized gains	–		(4.03)	(7.29)	(3.81)		(3.08)	(2.64)

Total distributions	–		(4.03)	(7.29)	(3.81)		(3.08)	(2.64)

Net asset value, end of period	$24.92		$21.01	$33.81	$34.15		$28.53	$24.55

Total returnB	18.61	%C	(25.97)%	20.58%	33.04%		28.75%	(7.02)%

Ratios and supplemental data:
Net assets, end of period	$919,793		$684,305	$2,109,687	$2,575,041		$1,086,848	$798,319
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	2.00	%D	2.20%	1.95%	2.01%		1.92%	1.95%
Expenses, net of reimbursements and/or recoupments	1.83	%D	1.83%	1.84%	1.87	%E	1.96%	1.96%
Net investment (loss), before expense reimbursements and/or recoupments	(0.93	)%D	(1.04)%	(1.14)%	(1.14)%		(0.83)%	(0.76)%
Net investment (loss), net of reimbursements and/or recoupments	(0.76	)%D	(0.67)%	(1.03)%	(1.00)%		(0.87)%	(0.77)%
Portfolio turnover rate	39	%C	72%	57%	58%		77%	60%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses, which are not reimbursable under the agreement with the Manager.

See accompanying notes

44

American Beacon Bridgeway Large Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	Six Months Ended June 30, 2023		Year Ended December 31,

			2022	2021	2020		2019	2018

	(unaudited)
Net asset value, beginning of period	$23.59		$36.89	$36.31	$29.86		$25.28	$30.89

Income from investment operations:
Net investment income	0.05		0.12	0.03	0.04	B	0.10	0.12
Net gains (losses) on investments (both realized and unrealized)	4.48		(9.39)	7.84	10.29		7.56	(2.98)

Total income (loss) from investment operations	4.53		(9.27)	7.87	10.33		7.66	(2.86)

Less distributions:
Dividends from net investment income	–		–	–	(0.07)		–	(0.11)
Distributions from net realized gains	–		(4.03)	(7.29)	(3.81)		(3.08)	(2.64)

Total distributions	–		(4.03)	(7.29)	(3.88)		(3.08)	(2.75)

Net asset value, end of period	$28.12		$23.59	$36.89	$36.31		$29.86	$25.28

Total returnC	19.20	%D	(25.15)%	21.90%	34.58%		30.30%	(9.07	)%D

Ratios and supplemental data:
Net assets, end of period	$10,796,842		$9,989,847	$18,361,929	$16,307,767		$107,424	$90,943
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.92	%E	0.90%	0.88%	0.91%		0.84%	4.15	%E
Expenses, net of reimbursements and/or recoupments	0.76	%E	0.76%	0.76%	0.76%		0.76%	0.76	%E
Net investment income (loss), before expense reimbursements and/or recoupments	0.17	%E	0.29%	(0.06)%	(0.05)%		0.25%	(2.85	)%E
Net investment income, net of reimbursements and/or recoupments	0.33	%E	0.43%	0.06%	0.10%		0.33%	0.54	%E
Portfolio turnover rate	39	%D	72%	57%	58%		77%	60	%F

A	Commencement of operations.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Portfolio turnover rate is for the period from April 30, 2018 through December 31, 2018 and is not annualized.

See accompanying notes

45

American Beacon Bridgeway Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Six Months Ended June 30, 2023		Year Ended December 31,

			2022	2021	2020		2019	2018

	(unaudited)
Net asset value, beginning of period	$23.35		$26.55	$23.73	$27.14		$22.61	$28.57

Income (loss) from investment operations:
Net investment income	0.05		0.49	0.69	0.59		0.55	0.45
Net gains (losses) on investments (both realized and unrealized)	0.91		(2.55)	4.71	(1.48)		5.13	(4.28)

Total income (loss) from investment operations	0.96		(2.06)	5.40	(0.89)		5.68	(3.83)

Less distributions:
Dividends from net investment income	–		(0.56)	(1.59)	(0.00	)B	(0.54)	(0.47)
Distributions from net realized gains	–		(0.58)	(0.99)	(2.52)		(0.61)	(1.66)

Total distributions	–		(1.14)	(2.58)	(2.52)		(1.15)	(2.13)

Net asset value, end of period	$24.31		$23.35	$26.55	$23.73		$27.14	$22.61

Total returnC	4.11	%D	(7.74)%	22.93%	(3.05)%		25.11%	(13.28)%

Ratios and supplemental data:
Net assets, end of period	$143,371,871		$220,554,216	$364,332,529	$445,009,590		$1,205,569,140	$1,442,789,043
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.88	%E	0.81%	0.75%	0.75%		0.73%	0.72%
Expenses, net of reimbursements and/or recoupments	0.88	%E	0.81%	0.74%	0.75%		0.73%	0.72%
Net investment income, before expense reimbursements and/or recoupments	1.76	%E	1.81%	1.37%	1.76%		1.71%	1.63%
Net investment income, net of reimbursements and/or recoupments	1.76	%E	1.81%	1.38%	1.76%		1.71%	1.63%
Portfolio turnover rate	28	%D	54%	51%	43%		44%	49%

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B	Amount represents less than $0.01 per share.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

46

American Beacon Bridgeway Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended June 30, 2023		Year Ended December 31,

			2022	2021	2020		2019	2018

	(unaudited)
Net asset value, beginning of period	$23.24		$26.43	$23.63	$27.06		$22.54	$28.49

Income (loss) from investment operations:
Net investment income	0.19		0.48	0.89	0.67		0.46	0.44
Net gains (losses) on investments (both realized and unrealized)	0.76		(2.54)	4.46	(1.58)		5.19	(4.28)

Total income (loss) from investment operations	0.95		(2.06)	5.35	(0.91)		5.65	(3.84)

Less distributions:
Dividends from net investment income	–		(0.55)	(1.56)	(0.00	)A	(0.52)	(0.45)
Distributions from net realized gains	–		(0.58)	(0.99)	(2.52)		(0.61)	(1.66)

Total distributions	–		(1.13)	(2.55)	(2.52)		(1.13)	(2.11)

Net asset value, end of period	$24.19		$23.24	$26.43	$23.63		$27.06	$22.54

Total returnB	4.09	%C	(7.81)%	22.84%	(3.14)%		25.06%	(13.35)%

Ratios and supplemental data:
Net assets, end of period	$109,956,813		$121,618,005	$191,459,312	$284,218,555		$1,455,648,440	$1,502,519,807
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.95	%D	0.88%	0.82%	0.83%		0.80%	0.79%
Expenses, net of reimbursements and/or recoupments	0.95	%D	0.87%	0.82%	0.83%		0.80%	0.79%
Net investment income, before expense reimbursements and/or recoupments	1.67	%D	1.71%	1.29%	1.66%		1.65%	1.57%
Net investment income, net of reimbursements and/or recoupments	1.67	%D	1.72%	1.29%	1.66%		1.65%	1.57%
Portfolio turnover rate	28	%C	54%	51%	43%		44%	49%

A	Amount represents less than $0.01 per share.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.

See accompanying notes

47

American Beacon Bridgeway Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended June 30, 2023		Year Ended December 31,

			2022	2021	2020	2019	2018

	(unaudited)
Net asset value, beginning of period	$23.17		$26.35	$23.56	$27.05	$22.50	$28.41

Income (loss) from investment operations:
Net investment income	0.71		0.95	1.39	2.12	0.62	0.43
Net gains (losses) on investments (both realized and unrealized)	0.20		(3.07)	3.87	(3.09)	4.95	(4.33)

Total income (loss) from investment operations	0.91		(2.12)	5.26	(0.97)	5.57	(3.90)

Less distributions:
Dividends from net investment income	–		(0.48)	(1.48)	–	(0.41)	(0.35)
Distributions from net realized gains	–		(0.58)	(0.99)	(2.52)	(0.61)	(1.66)

Total distributions	–		(1.06)	(2.47)	(2.52)	(1.02)	(2.01)

Net asset value, end of period	$24.08		$23.17	$26.35	$23.56	$27.05	$22.50

Total returnA	3.93	%B	(8.04)%	22.51%	(3.36)%	24.74%	(13.60)%

Ratios and supplemental data:
Net assets, end of period	$60,350,067		$68,797,588	$96,839,009	$121,683,174	$587,724,123	$886,572,501
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.19	%C	1.13%	1.08%	1.10%	1.08%	1.05%
Expenses, net of reimbursements and/or recoupments	1.19	%C	1.13%	1.08%	1.10%	1.08%	1.05%
Net investment income, before expense reimbursements and/or recoupments	1.44	%C	1.46%	1.04%	1.44%	1.37%	1.26%
Net investment income, net of reimbursements and/or recoupments	1.44	%C	1.46%	1.04%	1.44%	1.37%	1.26%
Portfolio turnover rate	28	%B	54%	51%	43%	44%	49%

A

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

B	Not annualized.
C	Annualized.

See accompanying notes

48

American Beacon Bridgeway Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended June 30, 2023		Year Ended December 31,

			2022	2021	2020	2019	2018

	(unaudited)
Net asset value, beginning of period	$23.02		$26.18	$23.43	$26.92	$22.41	$28.32

Income (loss) from investment operations:
Net investment income	0.17		0.41	0.45	0.84	0.58	0.36
Net gains (losses) on investments (both realized and unrealized)	0.73		(2.50)	4.78	(1.81)	4.95	(4.25)

Total income (loss) from investment operations	0.90		(2.09)	5.23	(0.97)	5.53	(3.89)

Less distributions:
Dividends from net investment income	–		(0.49)	(1.49)	–	(0.41)	(0.36)
Distributions from net realized gains	–		(0.58)	(0.99)	(2.52)	(0.61)	(1.66)

Total distributions	–		(1.07)	(2.48)	(2.52)	(1.02)	(2.02)

Net asset value, end of period	$23.92		$23.02	$26.18	$23.43	$26.92	$22.41

Total returnA	3.91	%B	(8.00)%	22.51%	(3.38)%	24.70%	(13.60)%

Ratios and supplemental data:
Net assets, end of period	$19,924,600		$19,853,284	$26,438,159	$24,734,491	$58,637,332	$79,610,028
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.22	%C	1.12%	1.08%	1.10%	1.10%	1.07%
Expenses, net of reimbursements and/or recoupments	1.22	%C	1.12%	1.07%	1.10%	1.10%	1.07%
Net investment income, before expense reimbursements and/or recoupments	1.39	%C	1.47%	1.05%	1.40%	1.35%	1.28%
Net investment income, net of reimbursements and/or recoupments	1.39	%C	1.47%	1.06%	1.40%	1.35%	1.28%
Portfolio turnover rate	28	%B	54%	51%	43%	44%	49%

A

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

B	Not annualized.
C	Annualized.

See accompanying notes

49

American Beacon Bridgeway Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended June 30, 2023		Year Ended December 31,

			2022		2021	2020	2019	2018

	(unaudited)
Net asset value, beginning of period	$22.11		$25.17		$22.60	$26.25	$21.86	$27.63

Income (loss) from investment operations:
Net investment income	0.07	A	0.17	A	0.21	0.22	0.21	0.16
Net gains (losses) on investments (both realized and unrealized)	0.72		(2.37)		4.63	(1.35)	4.99	(4.12)

Total income (loss) from investment operations	0.79		(2.20)		4.84	(1.13)	5.20	(3.96)

Less distributions:
Dividends from net investment income	–		(0.28)		(1.28)	–	(0.20)	(0.15)
Distributions from net realized gains	–		(0.58)		(0.99)	(2.52)	(0.61)	(1.66)

Total distributions	–		(0.86)		(2.27)	(2.52)	(0.81)	(1.81)

Net asset value, end of period	$22.90		$22.11		$25.17	$22.60	$26.25	$21.86

Total returnB	3.57	%C	(8.73)%		21.58%	(4.08)%	23.79%	(14.23)%

Ratios and supplemental data:
Net assets, end of period	$18,587,067		$20,717,120		$29,384,166	$30,186,523	$59,409,216	$75,231,917
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.95	%D	1.88%		1.84%	1.83%	1.81%	1.79%
Expenses, net of reimbursements and/or recoupments	1.95	%D	1.88%		1.83%	1.83%	1.81%	1.79%
Net investment income, before expense reimbursements and/or recoupments	0.67	%D	0.72%		0.28%	0.69%	0.63%	0.54%
Net investment income, net of reimbursements and/or recoupments	0.67	%D	0.72%		0.29%	0.69%	0.63%	0.54%
Portfolio turnover rate	28	%C	54%		51%	43%	44%	49%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.

See accompanying notes

50

American Beacon Bridgeway Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	Six Months Ended June 30, 2023		Year Ended December 31,

			2022		2021	2020	2019	2018

	(unaudited)
Net asset value, beginning of period	$23.32		$26.53		$23.71	$27.12	$22.59	$28.55

Income from investment operations:
Net investment income	0.21	A	0.45	A	0.53	0.24	0.49	0.54
Net gains (losses) on investments (both realized and unrealized)	0.75		(2.50)		4.87	(1.12)	5.20	(4.37)

Total income (loss) from investment operations	0.96		(2.05)		5.40	(0.88)	5.69	(3.83)

Less distributions:
Dividends from net investment income	–		(0.58)		(1.59)	(0.01)	(0.55)	(0.47)
Distributions from net realized gains	–		(0.58)		(0.99)	(2.52)	(0.61)	(1.66)

Total distributions	–		(1.16)		(2.58)	(2.53)	(1.16)	(2.13)

Net asset value, end of period	$24.28		$23.32		$26.53	$23.71	$27.12	$22.59

Total returnB	4.12	%C	(7.74)%		22.99%	(3.03)%	25.17%	(13.27)%

Ratios and supplemental data:
Net assets, end of period	$22,846,353		$25,796,145		$71,972,572	$97,789,536	$227,580,520	$147,107,520
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.85	%D	0.77%		0.72%	0.73%	0.70%	0.70%
Expenses, net of reimbursements and/or recoupments	0.85	%D	0.77%		0.72%	0.73%	0.70%	0.70%
Net investment income, before expense reimbursements and/or recoupments	1.80	%D	1.81%		1.39%	1.77%	1.76%	1.69%
Net investment income, net of reimbursements and/or recoupments	1.80	%D	1.81%		1.39%	1.77%	1.76%	1.69%
Portfolio turnover rate	28	%C	54%		51%	43%	44%	49%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.

See accompanying notes

51

Disclosure Regarding Approvals of the Management and Investment Advisory Agreements (Unaudited)

Renewal and Approval of Management Agreement and Investment Advisory Agreement

At meetings held on May 16, 2023 and June 6-7, 2023 (collectively, the “Meetings”), the Board of Trustees (“Board” or “Trustees”) considered and then, at its June 7, 2023 meeting, approved the renewal of:

(1) the Management Agreement between American Beacon Advisors, Inc. (“Manager”) and the American Beacon Funds (“Trust”), on behalf of the American Beacon Bridgeway Large Cap Growth Fund (“LCG Fund”) and the American Beacon Bridgeway Large Cap Value Fund (“LCV Fund”) (each, a “Fund” and collectively, the “Funds”); and

(2) the Investment Advisory Agreement among the Manager, Bridgeway Capital Management, LLC (the “sub-advisor”), and the Trust, on behalf of the Funds. The Management Agreement and the Investment Advisory Agreement are referred to herein individually as an “Agreement” and collectively as the “Agreements.”

In preparation for its consideration of the renewal of the Agreements, the Board undertook steps to gather and consider information furnished by the Manager, the sub-advisor, Broadridge, Inc. (“Broadridge”) and Morningstar, Inc. (“Morningstar”). The Board, with the assistance of independent legal counsel, requested and received certain relevant information from the Manager and the sub-advisor.

In advance of the Meetings, the Board’s Investment Committee and/or the Manager coordinated the production of information from Broadridge and Morningstar regarding the performance, fees and expenses of the Funds as well as information from the Manager and the sub-advisor. At the Meetings, the Board considered the information provided in connection with the renewal process, as well as information furnished to the Board throughout the year at regular meetings of the Board and its committees. In connection with the Board’s consideration of the Agreements, the Trustees received and evaluated such information as they deemed necessary. This information is described below in the section summarizing the factors the Board considered in connection with its renewal and approval of the Agreements, as well as the section describing additional Board considerations with respect to each Fund.

The Board noted that the Manager provides management and administrative services to the Funds pursuant to the Management Agreement. The Board considered that many mutual funds have separate contracts governing each type of service and observed that, with respect to such mutual funds, the actual management fee rates provided by Broadridge for peer group funds reflect the combined advisory and administrative fees, reduced by any fee waivers and/or reimbursements.

The Manager or the sub-advisor may not have been able to, or opted not to, provide information in response to certain information requests, in which case the Board conducted its evaluation of the firm based on information that was provided. In such cases, the Board determined that the omission of any such information was not material to its considerations.

Provided below is an overview of certain factors the Board considered in connection with its decision to approve the renewal of the Agreements. The Board did not identify any particular information that was most relevant to its consideration of whether to approve the renewal of each Agreement, and each Trustee may have afforded different weight to the various factors. Legal counsel to the independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the renewal of investment advisory contracts, such as the Agreements, and related regulatory guidelines. Based on its evaluation, the Board unanimously concluded that the terms of each Agreement were reasonable and fair and that the approval of the renewal of each Agreement was in the best interests of the Funds and their shareholders.

52

Disclosure Regarding Approvals of the Management and Investment Advisory Agreements (Unaudited)

Considerations With Respect to the Renewal of the Management Agreement and the Investment Advisory Agreement

In determining whether to approve the renewal of the Agreements, the Board considered each Fund’s investment management and sub-advisory relationships separately. In each instance, the Board considered, among other things, the following factors: (1) the nature, extent and quality of the services provided; (2) the investment performance of the Funds and the sub-advisor for the Funds; (3) the profits, if any, earned by the Manager, in rendering services to the Funds; (4) comparisons of services and fee rates with contracts entered into by the Manager or the sub-advisor or their affiliates with other clients (such as pension funds and other institutional clients); (5) the extent to which economies of scale, if any, have been taken into account in setting each fee rate schedule; (6) whether fee rate levels reflect economies of scale, if any, for the benefit of Fund investors; and (7) any other benefits derived or anticipated to be derived by the Manager or the sub-advisor from its relationship with a Fund.

Nature, Extent and Quality of Services. With respect to the renewal of the Management Agreement, the Board considered, among other factors: each Fund’s long-term performance; the length of service of key investment personnel at the Manager; the cost structure of the Funds; the financial condition of the Manager, including its parent company; the Manager’s culture of compliance and support that reduce risks to the Funds; the Manager’s quality of services; the Manager’s active role in monitoring and, as appropriate, recommending additional or replacement sub-advisors; and the Manager’s representations regarding its efforts to retain key employees and maintain staffing levels.

With respect to the renewal of the Investment Advisory Agreement, the Board considered, among other factors: the representations made by the sub-advisor regarding the sub-advisor’s level of staffing; the sub-advisor’s assets under management; the financial stability of the sub-advisor; and its compliance program. Based on the foregoing and other information, the Board concluded that the nature, extent and quality of the management and advisory services provided by the Manager and the sub-advisor were appropriate for the Funds.

Investment Performance. The Board evaluated the comparative information provided by Broadridge and the Manager regarding the performance of each Fund relative to its Broadridge Performance Universe, Morningstar Category, and/or benchmark index(es), as well as the Fund’s Morningstar rating. The Board considered the information provided by Broadridge regarding its independent methodology for selecting each Fund’s Broadridge Performance Universe. In addition, the Board considered the performance reports and discussions with management at meetings of the Board and its committees throughout the year. The Board also evaluated the comparative information provided by the sub-advisor regarding the performance of each Fund relative to its benchmark index, an appropriate peer group, and, for the LCV Fund, to the performance of other comparable investment accounts managed by the sub-advisor. In addition, the Board considered the Manager’s recommendation to continue to retain the sub-advisor. A discussion regarding the Board’s considerations with respect to each Fund’s performance appears below under “Additional Considerations and Conclusions with Respect to Each Fund.”

Costs of the Services Provided to the Funds and the Profits Realized by the Manager from its Relationship with the Funds. In analyzing the costs of services and profitability of the Manager, the Board considered the revenues earned and the expenses incurred by the Manager, before and after the payment of distribution-related expenses by the Manager. The profits or losses were noted at both an aggregate level for all funds within the group of mutual funds sponsored by the Manager (the “Fund Complex”) and at an individual level, with the Manager earning a profit before the payment of distribution-related expenses by the Manager with respect to each Fund, and earning a profit with respect to the LCV Fund and sustaining a loss with respect to the LCG Fund after the payment of distribution-related expenses by the Manager. The Board also considered comparative information provided by the Manager regarding the Manager’s overall profitability with respect to the Fund Complex relative to the overall profitability of other firms in the mutual fund industry, as disclosed in publicly available sources. Although the Board noted that, in certain cases, the fee rates paid by other clients of the Manager are lower than

53

Disclosure Regarding Approvals of the Management and Investment Advisory Agreements (Unaudited)

the fee rates paid by the Funds, the Manager represented that the difference is attributable to, among other factors, the fact that the Manager does not perform administrative services for non-investment company clients and reflects the greater level of responsibility and regulatory requirements associated with managing the Funds. The Board also noted that, for the LCG Fund and its share classes, the Manager is waiving a portion of its fees and/or reimbursing certain expenses.

The Board further considered that, with respect to each Fund, the Management Agreement provides for the Manager to receive a management fee comprised of an annualized fee that is retained by the Manager. In addition, the Board considered that the Manager receives fees for administering and overseeing the securities lending program on behalf of the Funds. The Board also noted that certain share classes of the Funds maintain higher expense ratios in order to compensate third-party financial intermediaries.

In analyzing the fee rates charged by the sub-advisor in connection with its investment advisory services to a Fund, the Board considered representations made by the sub-advisor that with respect to the LCG Fund, the sub-advisor does not manage any comparable client accounts and therefore could not provide fee schedules for comparable investment accounts managed by the sub-advisor, and with respect to the LCV Fund, the LCV Fund’s sub-advisory fee rate schedule generally was favorable compared to other comparable client accounts. The Board did not request profitability data from the sub-advisor because the Board did not view this data as imperative to its deliberations given the arms-length nature of the relationship between the Manager and the sub-advisor with respect to the negotiation of sub-advisory fee rates. In addition, the Board noted that the sub-advisor may not account for its profits on an account-by-account basis and that different firms likely employ different methodologies in connection with these calculations.

Based on the foregoing and other information, the Board concluded that the profitability levels of the Manager were reasonable in light of the services performed by the Manager. A discussion regarding the Board’s considerations with respect to each Fund’s fee rates is set forth below under “Additional Considerations and Conclusions with Respect to Each Fund.”

Economies of Scale. In considering the reasonableness of the management and investment advisory fees rates, the Board considered whether economies of scale will be realized as each Fund grows and whether fee rate levels reflect these economies of scale for the benefit of Fund shareholders. In this regard, the Board considered that, with respect to each Fund, the Manager has negotiated breakpoints for the sub-advisory fee rates. The Board also considered that the LCG Fund’s current assets did not exceed the threshold necessary to reach the first sub-advisory fee rate breakpoint, but that the LCV Fund’s current assets did exceed such threshold.

In addition, the Board noted the Manager’s representation that the Management Agreement contains fee schedule breakpoints at higher asset levels with respect to each Fund. In this regard, the Board considered that each Fund’s current assets did not exceed the threshold necessary to reach the first management fee breakpoint. Based on the foregoing and other information, the Board concluded that the Manager and sub-advisor fee rate schedules for each Fund provide for a reasonable sharing of benefits from any economies of scale with each Fund.

Benefits Derived from the Relationship with the Funds. The Board considered the Manager’s and sub-advisors’ responses to inquiries regarding “fall-out” or ancillary benefits that accrue to the Manager and/or the sub-advisor as a result of the advisory relationships with the Funds. For example, the Board considered that the Manager may invest the Funds’ cash balances and cash collateral provided by the borrowers of the Funds’ securities in the American Beacon U.S. Government Money Market Select Fund, which the Manager manages directly, and for which the Manager receives a fee. Based on the foregoing and other information, the Board concluded that the potential benefits accruing to the Manager and the sub-advisor by virtue of their relationships with the Funds appear to be fair and reasonable.

54

Disclosure Regarding Approvals of the Management and Investment Advisory Agreements (Unaudited)

Additional Considerations and Conclusions with Respect to Each Fund

The performance comparisons below were made for each Fund’s R5 Class shares relative to the Fund’s Broadridge Performance Universe and Morningstar Category. With respect to the Broadridge Performance Universe, the 1st Quintile represents the top 20 percent of the universe based on performance, and the 5th Quintile represents the bottom 20 percent of the universe based on performance. References to each Fund’s Broadridge Performance Universe are to the respective universe of mutual funds with comparable investment classifications and objectives as determined by Broadridge.

In reviewing the performance, the Board viewed longer-term performance over a full market cycle, typically five years or longer, as the most important consideration because relative performance over shorter periods may be significantly impacted by market or economic events and not necessarily reflective of sub-advisor skill.

The expense comparisons below were made for each Fund’s R5 Class shares relative to the Fund’s Broadridge Expense Universe and Broadridge Expense Group, and Y Class shares relative to the Fund’s Morningstar Fee Level universe. The 1st Quintile represents the lowest 20 percent of the universe or group based on lowest total expense, and the 5th Quintile represents the highest 20 percent of the universe or group based on highest total expense. References to each Fund’s Expense Group and Expense Universe are to the respective group or universe of comparable mutual funds as determined by Broadridge. Broadridge Expense Groups consist of the Fund and a representative sample of funds with similar operating structures and asset sizes, as selected by Broadridge. A Broadridge Expense Universe includes all funds with comparable investment classifications/objectives and similar operating structures to that of the share class under review for each Fund, including funds in the Broadridge Expense Group. The Broadridge expense comparisons are based on the most recent audited financial information publicly available for a Fund as of December 31, 2022. References to each Fund’s Morningstar Fee Level ranking are to the institutional share class of comparable mutual funds as determined by Morningstar.

For each Fund, the Board considered a Fund’s Morningstar fee level category with the 1st Quintile representing the lowest 20 percent of the category constituents and the 5th Quintile representing the highest 20 percent of the category in terms of total expense.

Additional Considerations and Conclusions with Respect to the American Beacon Bridgeway Large Cap Growth Fund

In considering the renewal of the Agreements for the LCG Fund, the Board considered the following additional factors:

Broadridge Total Expense Analysis Excluding 12b-1 Fees and Morningstar Fee Level Ranking

Compared to Broadridge Expense Group	3	rd Quintile
Compared to Broadridge Expense Universe	4	th Quintile
Morningstar Fee Level Ranking	4	th Quintile

Broadridge and Morningstar Performance Analysis (five-year period ended December 31, 2022)

Compared to Broadridge Performance Universe	3	rd Quintile
Compared to Morningstar Category	3	rd Quintile

The Board also considered: (1) the sub-advisor’s representation that it has no other comparable accounts in the same strategy as the sub-advisor manages the LCG Fund; (2) the LCG Fund’s improved relative performance in recent periods; and (3) the Manager’s recommendation to continue to retain the sub-advisor.

Based on these and other considerations, the Board: (1) concluded that the fees paid to the Manager and sub-advisor under the Agreements are fair and reasonable; and (2) determined that the LCG Fund and its shareholders would benefit from the Manager’s and sub-advisor’s continued management of the LCG Fund.

55

Disclosure Regarding Approvals of the Management and Investment Advisory Agreements (Unaudited)

Additional Considerations and Conclusions with Respect to the American Beacon Bridgeway Large Cap Value Fund

In considering the renewal of the Agreements for the LCV Fund, the Board considered the following additional factors:

Broadridge Total Expense Analysis Excluding 12b-1 Fees and Morningstar Fee Level Ranking

Compared to Broadridge Expense Group	4	th Quintile
Compared to Broadridge Expense Universe	3	rd Quintile
Morningstar Fee Level Ranking	4	th Quintile

Broadridge and Morningstar Performance Analysis (five-year period ended December 31, 2022)

Compared to Broadridge Performance Universe	5	th Quintile
Compared to Morningstar Category	5	th Quintile

The Board also considered: (1) that certain aspects of the sub-advisor’s investment strategy have been out of favor over recent calendar years, including, but not limited to, the orientation of the various models within the sub-advisor’s quantitative strategy, which adversely impacted short-term and long-term performance; and (2) the Manager’s recommendation to continue to retain the sub-advisor.

Based on these and other considerations, the Board: (1) concluded that the fees paid to the Manager and sub-advisor under the Agreements are fair and reasonable; and (2) determined that the LCV Fund and its shareholders would benefit from the Manager’s and sub-advisor’s continued management of the LCV Fund.

56

Delivery of Documents

Shareholder reports are available online at www.americanbeaconfunds.com/reports. Please be advised that reports are no longer sent by mail. Instead, the reports are made available online, and you will be notified by mail each time a report is posted online. You will be provided with a website link to access the report. You may elect to receive all future reports in paper free of charge. You can request to continue receiving paper copies by calling 1-866-345-5954, or you may directly inform your financial intermediary. Detailed instructions are also included in your report notifications.

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-PORT as of the end of each fiscal quarter. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. The Forms N-PORT may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-2736. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (800)-SEC-0330. A complete schedule of the Fund’s portfolio holdings is also available at www.americanbeaconfunds.com approximately sixty days after the end of each calendar quarter.	A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT SS&C GIDS, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, Massachusetts	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds, American Beacon Bridgeway Large Cap Growth Fund, and American Beacon Bridgeway Large Cap Value Fund are service marks of American Beacon Advisors, Inc.

SAR 06/23

American Beacon® FUNDS

2023 SEMI-ANNUAL REPORT

June 30, 2023

STEPHENS MID-CAP GROWTH FUND

STEPHENS SMALL CAP GROWTH FUND

Stephens 0623

About American Beacon Advisors

Since 1986, American Beacon Advisors, Inc. has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

STEPHENS MID-CAP GROWTH FUND

Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales. Investing in medium-capitalization stocks may involve greater volatility and lower liquidity than larger company stocks. Investing in foreign securities may involve heightened risk due to currency fluctuations and economic and political risks. To the extent the Fund invests more heavily in particular sectors, its performance will be sensitive to factors affecting those sectors. Information Technology sector companies may face intense competition and rapid product obsolescence, have limited product lines, markets, financial resources or personnel, and lose patent, copyright and trademark protections. The Fund participates in a securities lending program. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

STEPHENS SMALL CAP GROWTH FUND

Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales. Investing in small-capitalization stocks may involve greater volatility and lower liquidity than larger company stocks. Investing in foreign securities may involve heightened risk due to currency fluctuations and economic and political risks. To the extent the Fund invests more heavily in particular sectors, its performance will be sensitive to factors affecting those sectors. Information Technology sector companies may face intense competition and rapid product obsolescence, have limited product lines, markets, financial resources or personnel, and lose patent, copyright and trademark protections. Investing in Health Care sector companies involves risk due to government regulations, product litigation, competitive forces, and loss of patent protection. The Fund participates in a securities lending program. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and each Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions, and, therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	June 30, 2023

Additional Fund Information	Back Cover

President’s Message

Dear Shareholders,

“Don’t rock the boat.” How many times have we heard that phrase, applied to almost every facet of our daily lives?

For many of us, that proverbial boat is almost certain to rock despite our best efforts to keep it steady. Forces we cannot control will move it forward, backward and sideways – pushing us off our desired trajectory during stormy seas and preventing us from reaching the safety of the harbor.

However, by carefully planning, fine-tuning and adjusting our courses over time, we can help steady the boat and increase our chances of safely reaching our destination. The same can also be said about our investment portfolios. If we make prudent adjustments as we seek to preserve and grow our savings – especially during periods of geopolitical and economic uncertainty – we’ll be better able to withstand the tempests we encounter along the way.

To help your investment portfolio weather storms over the long term, we encourage you to work with financial professionals to develop your personal savings plan, conduct annual plan reviews, and make thoughtful, purposeful plan adjustments to better manage your evolving financial needs and goals. By investing across different investment styles and asset classes, you may be able to help mitigate financial risks in your portfolio. By allocating your portfolio according to your risk-tolerance level, you may be better positioned to withstand short-term crises. Through careful planning, you will be better positioned to achieve enduring financial success.

Since 1986, American Beacon has endeavored to provide investors with a disciplined approach to realizing long-term financial goals. As a manager of managers, we strive to provide investment products that may enable investors to participate during market upswings while potentially insulating against market downswings. The investment teams behind our mutual funds seek to produce consistent, long-term results rather than focus only on short-term movements in the markets. In managing our investment products, we emphasize identifying opportunities that offer the potential for long-term financial rewards.

Thank you for entrusting your financial success with American Beacon. For additional information about our investment products or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Jeffrey K. Ringdahl

President

American Beacon Funds

1

American Beacon Stephens Mid-Cap Growth FundSM

Performance Overview

June 30, 2023 (Unaudited)

The Investor Class of the American Beacon Stephens Mid-Cap Growth Fund (the “Fund”) returned 16.19% for the six months ended June 30, 2023. The Fund outperformed the Russell Midcap® Growth Index (the “Index”) return of 15.94% for the same period.

Total Returns for the Period ended June 30, 2023

	Ticker	6 Months*	1 Year	3 Years	5 Years	10 Years
R5 Class (1,2,8)	SFMIX	16.36%	20.92%	6.35%	9.50%	11.37%
Y Class (1,3,8)	SMFYX	16.32%	20.84%	6.28%	9.42%	11.27%
Investor Class (1,8)	STMGX	16.19%	20.51%	6.04%	9.16%	10.99%
A without Sales Charge (1,4,8)	SMFAX	16.16%	20.50%	6.02%	9.13%	10.95%
A with Sales Charge (1,4,8)	SMFAX	9.49%	13.57%	3.95%	7.85%	10.29%
C without Sales Charge (1,5,8)	SMFCX	15.74%	19.61%	5.23%	8.34%	10.29%
C with Sales Charge (1,5,8)	SMFCX	14.74%	18.61%	5.23%	8.34%	10.29%
R6 Class (1,6,8)	SFMRX	16.37%	20.93%	6.37%	9.53%	11.38%

Russell Midcap® Growth Index (7)		15.94%	23.13%	7.63%	9.71%	11.53%

*	Not Annualized.

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end-of-day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only; and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. A portion of the fees charged to the Investor Class was waived from 2007 through 2013, partially recovered in 2014, fully recovered in 2015, and waived in 2018, 2019 and 2023. Performance prior to waiving fees was lower than the actual returns shown for periods when fees were waived. Please note that the recent performance of the securities market has helped produce short-term returns that are not typical and may not continue in the future.

2.	A portion of the fees charged to the R5 Class was waived from Class inception (August 31, 2006) through 2022. Performance prior to waiving fees was lower than the actual returns shown.

3.

A portion of the fees charged to the Y Class was waived in 2012 and 2013, partially recovered in 2014, fully recovered in 2015, and waived from 2017 to 2023. Performance prior to waiving fees was lower than the actual returns shown for periods when fees were waived.

4.

A portion of the fees charged to the A Class was waived in 2012 and 2013, fully recovered in 2015, waived in 2016 and 2018, partially recovered in 2019 and waived in 2020, 2021, and 2023. Performance prior to waiving fees was lower than the actual returns shown for periods when fees were waived. A Class shares have a maximum sales charge of 5.75%.

5.

A portion of the fees charged to the C Class was waived from 2012 through 2014, fully recovered in 2015, waived in 2016 and 2018, partially recovered in 2019, and waived in 2020 to 2023. Performance prior to waiving fees was lower than actual returns shown for periods when fees were waived. C Class shares automatically convert to A Class shares 8 years after purchase, if the conversion is available through your financial intermediary. The performance for C Class shares reflects the conversion of C Class shares to A Class shares after 8 years. If the conversion was not reflected, the ten-year return would have been 9.78% with and without Sales Charge. The maximum contingent deferred sales charge for the C Class is 1.00% for shares redeemed within one year of the date of purchase.

6.

Fund performance for the five-year and ten-year periods represents the returns achieved by the R5 Class from 6/30/2013 up to 12/31/2018, the inception date of the R6 Class, and the returns of the R6 Class since its inception. Expenses of the R6 Class are lower than those of the R5 Class. Therefore, total returns shown may be lower than they would have been had the R6 Class been in existence since 6/30/2013. A portion of the fees charged to the R6 Class was waived from Class inception through 2021. Performance prior to waiving fees was lower than actual returns shown for periods when fees were waived.

7.

The Russell Midcap® Growth Index is an unmanaged index of those stocks in the Russell Midcap Index with higher price-to-book ratios and higher forecasted growth values. Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index. Russell Midcap Index, Russell Midcap Growth Index and Russell 1000 Index are registered trademarks of Frank Russell Company. American Beacon Funds is not promoted, sponsored or endorsed by, nor in any way affiliated with the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). FTSE Russell is a trading name of certain of the LSE Group companies. LSE Group is not responsible for and has not reviewed the American Beacon Stephens Mid-Cap Growth Fund nor any associated literature or publications and LSE Group makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise. All rights in the Russell MidCap Growth Index (the “Index”) vest in the relevant LSE Group company which owns the Index. Russell 1000® is a trademark of the relevant LSE Group company and is used by any other LSE Group company under license. The Index is calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner. The LSE Group does not accept any liability whatsoever

2

American Beacon Stephens Mid-Cap Growth FundSM

Performance Overview

June 30, 2023 (Unaudited)

to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the Fund. The LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Fund or the suitability of the Index for the purpose to which it is being put by the Manager.

8.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the R5, Y, Investor, A, C, and R6 Class shares were 0.90%, 0.98%, 1.23%, 1.22%, 1.97%, and 0.89%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund outperformed the index due to positive allocation that was slightly offset by negative security selection during the period.

From a sector allocation perspective, the Fund’s overweight allocation to the Information Technology sector, no allocation to the Materials sector and overweight allocation to the Communication Services sector contributed to performance relative to the index. Conversely, the Fund’s overweight allocation to the Energy sector detracted from relative performance during the period. Most of the Fund’s underperformance related to security selection was attributable to holdings in the Consumer Discretionary, Health Care and Industrials sectors. The aforementioned relative underperformance was somewhat offset by positive security selection in the Energy and Financials sectors.

Looking forward, the Fund’s sub-advisor will continue to maintain a disciplined, long-term approach to equity investing in medium capitalization stocks with above-average growth potential.

Top Ten Holdings (% Net Assets)
Palo Alto Networks, Inc.		2.5
Cadence Design Systems, Inc.		2.4
ICON PLC		2.2
Microchip Technology, Inc.		2.0
Dexcom, Inc.		1.9
Fortinet, Inc.		1.9
Copart, Inc.		1.8
Manhattan Associates, Inc.		1.8
Verisk Analytics, Inc.		1.8
Take-Two Interactive Software, Inc.		1.7

Total Fund Holdings	97

Sector Allocation (% Equities)
Information Technology		32.6
Health Care		17.0
Industrials		13.3
Consumer Discretionary		12.5
Communication Services		7.6
Financials		7.0
Energy		4.9
Consumer Staples		3.9
Real Estate		1.2

3

American Beacon Stephens Small Cap Growth FundSM

Performance Overview

June 30, 2023 (Unaudited)

The Investor Class of the American Beacon Stephens Small Cap Growth Fund (the “Fund”) returned 11.46% for the six months ended June 30, 2023, underperforming the Russell 2000® Growth Index (the “Index”) return of 13.55% for the same period.

Total Returns for the Period ended June 30, 2023

	Ticker	6 Months*	1 Year	3 Years	5 Years	10 Years
R5 Class (1,2,8)	STSIX	11.60%	13.08%	5.43%	6.16%	8.92%
Y Class (1,3,8)	SPWYX	11.63%	13.13%	5.39%	6.10%	8.85%
Investor Class (1,8)	STSGX	11.46%	12.80%	5.10%	5.82%	8.60%
A without Sales Charge (1,4,8)	SPWAX	11.51%	12.89%	5.14%	5.86%	8.56%
A with Sales Charge (1,4,8)	SPWAX	5.13%	6.42%	3.09%	4.61%	7.92%
C without Sales Charge (1,5,8)	SPWCX	11.08%	11.97%	3.88%	4.77%	7.90%
C with Sales Charge (1,5,8)	SPWCX	10.08%	10.97%	3.88%	4.77%	7.90%
R6 Class (1,6,8)	STSRX	11.57%	13.15%	5.47%	6.19%	8.94%

Russell 2000® Growth Index (7)		13.55%	18.53%	6.10%	4.22%	8.83%

*	Not Annualized.

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end-of-day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only; and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. A portion of the fees charged to the Investor Class was waived from 2005 through 2013, fully recovered in 2014, waived in 2015, fully recovered in 2017, and waived in 2020 to 2023. Performance prior to waiving fees was lower than actual returns shown for periods when fees were waived.

2.

A portion of the fees charged to the R5 Class was waived from 2006 through 2013, fully recovered in 2014, and waived in 2020 to 2023. Performance prior to waiving fees was lower than actual returns shown for periods when fees were waived.

3.

A portion of the fees charged to the Y Class was waived in 2012 and 2013, fully recovered in 2014, and waived in 2020 to 2023. Performance prior to waiving fees was lower than actual returns shown for periods when fees were waived.

4.

A portion of the fees charged to the A Class was waived in 2012, partially recovered in 2013 and 2014, fully recovered in 2015, and waived in 2020 to 2023. Performance prior to waiving fees was lower than actual returns shown for periods when fees were waived. A Class shares have a maximum sales charge of 5.75%.

5.

A portion of the fees charged to the C Class was waived in 2012, partially recovered in 2013 and 2014, fully recovered in 2015, and waived from 2019 to 2023. Performance prior to waiving fees was lower than actual returns shown for periods when fees were waived. C Class shares automatically convert to A Class shares 8 years after purchase, if the conversion is available through your financial intermediary. The performance for C Class shares reflects the conversion of C Class shares to A Class shares after 8 years. If the conversion was not reflected, the ten-year return would have been 8.14% with and without Sales Charge. The maximum contingent deferred sales charge for the C Class is 1.00% for shares redeemed within one year of the date of purchase.

6.

Fund performance for the five-year and ten-year periods represents the returns achieved by the R5 Class from 6/30/2013 up to 4/30/2019, the inception date of the R6 Class, and the returns of the R6 Class since its inception. Expenses of the R6 Class are lower than those of the R5 Class. Therefore, total returns shown may be lower than they would have been had the R6 Class been in existence since 6/30/2013. A portion of the fees charged to the R6 Class has been waived since Class inception. Performance prior to waiving fees was lower than actual returns shown for periods when fees were waived.

7.

The Russell 2000® Growth Index is an unmanaged index of those stocks in the Russell 2000 Index with higher price-to-book ratios and higher forecasted growth values. Russell 2000 Index is an unmanaged index of approximately 2000 smaller-capitalization stocks from various industrial sectors. Russell 2000 Index and Russell 2000 Growth Index are registered trademarks of Frank Russell Company. American Beacon Funds is not promoted, sponsored or endorsed by, nor in any way affiliated with the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). FTSE Russell is a trading name of certain of the LSE Group companies. LSE Group is not responsible for and has not reviewed the American Beacon Stephens Small Cap Growth Fund nor any associated literature or publications and LSE Group makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise. All rights in the Russell Small Cap Growth Index (the “Index”) vest in the relevant LSE Group company which owns the Index. Russell 2000® is a trademark of the relevant LSE Group company and is used by any other LSE Group company under license. The Index is calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner. The LSE Group does not accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the Fund. The LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Fund or the suitability of the Index for the purpose to which it is being put by the Manager.

4

American Beacon Stephens Small Cap Growth FundSM

Performance Overview

June 30, 2023 (Unaudited)

8.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the R5, Y, Investor, A, C, and R6 Class shares were 1.08%, 1.13%, 1.35%, 1.43%, 2.17%, and 1.04%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund underperformed the index due to negative security selection, particularly within a few sectors. The main drivers of underperformance were holdings in the Health Care, Consumer Discretionary, and Energy sectors. The aforementioned negative relative performance was somewhat offset by positive security selection in the Information Technology sector. The Fund’s sector allocation effect was positive, providing some benefit to relative performance. The Fund’s overweight allocation to the Information Technology sector, underweight allocation to the Materials sector and no allocation to the Utilities sector contributed to relative performance. Conversely, the Fund’s overweight allocation to the Financials sector detracted from relative returns during the period.

Looking forward, the Fund’s sub-advisor will continue to maintain a disciplined, long-term approach to equity investing in smaller capitalization stocks with above-average growth potential.

Top Ten Holdings (% Net Assets)
Manhattan Associates, Inc.		2.4
SPS Commerce, Inc.		2.2
Celsius Holdings, Inc.		2.0
FirstCash Holdings, Inc.		2.0
Acadia Healthcare Co., Inc.		1.9
AeroVironment, Inc.		1.9
MGP Ingredients, Inc.		1.8
BellRing Brands, Inc.		1.7
Axon Enterprise, Inc.		1.7
Leonardo DRS, Inc.		1.7

Total Fund Holdings	97

Sector Allocation (% Equities)
Information Technology		26.3
Industrials		21.5
Health Care		20.4
Financials		10.0
Consumer Staples		7.5
Consumer Discretionary		7.4
Energy		5.8
Materials		1.1

5

American Beacon FundsSM

Expense Examples

June 30, 2023 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, if applicable, and (2) ongoing costs, including management fees, distribution (12b-1) fees, sub-transfer agent fees, and other Fund expenses. The Examples are intended to help you understand the ongoing cost (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from January 1, 2023 through June 30, 2023.

Actual Expenses

The “Actual” lines of the tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and R5 Classes that invest in the Funds through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the tables provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Funds with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and R5 Classes that invest in the Funds through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Funds, such as sales charges (loads) or redemption fees, as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

6

American Beacon FundsSM

Expense Examples

June 30, 2023 (Unaudited)

American Beacon Stephens Mid-Cap Growth Fund

	Beginning Account Value 1/1/2023	Ending Account Value 6/30/2023	Expenses Paid During Period 1/1/2023-6/30/2023*
R5 Class
Actual	$1,000.00	$1,163.60	$4.77
Hypothetical**	$1,000.00	$1,020.38	$4.46
Y Class
Actual	$1,000.00	$1,163.20	$5.10
Hypothetical**	$1,000.00	$1,020.08	$4.76
Investor Class
Actual	$1,000.00	$1,161.90	$6.43
Hypothetical**	$1,000.00	$1,018.84	$6.01
A Class
Actual	$1,000.00	$1,161.60	$6.49
Hypothetical**	$1,000.00	$1,018.79	$6.06
C Class
Actual	$1,000.00	$1,157.40	$10.38
Hypothetical**	$1,000.00	$1,015.17	$9.69
Ultra Class
R6 Class
Actual	$1,000.00	$1,163.70	$4.77
Hypothetical**	$1,000.00	$1,020.38	$4.46

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.89%, 0.95%, 1.20%, 1.21%, 1.94%, and 0.89% for the R5, Y, Investor, A, C, and R6 Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.

**	5% return before expenses.

American Beacon Stephens Small Cap Growth Fund

	Beginning Account Value 1/1/2023	Ending Account Value 6/30/2023	Expenses Paid During Period 1/1/2023-6/30/2023*
R5 Class
Actual	$1,000.00	$1,116.00	$5.19
Hypothetical**	$1,000.00	$1,019.89	$4.96
Y Class
Actual	$1,000.00	$1,116.30	$5.51
Hypothetical**	$1,000.00	$1,019.59	$5.26
Investor Class
Actual	$1,000.00	$1,114.60	$6.76
Hypothetical**	$1,000.00	$1,018.40	$6.46
A Class
Actual	$1,000.00	$1,115.10	$6.71
Hypothetical**	$1,000.00	$1,018.45	$6.41
C Class
Actual	$1,000.00	$1,110.80	$10.78
Hypothetical**	$1,000.00	$1,014.58	$10.29
R6 Class
Actual	$1,000.00	$1,115.70	$5.04
Hypothetical**	$1,000.00	$1,020.03	$4.81

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.99%, 1.05%, 1.29%, 1.28%, 2.06%, and 0.96% for the R5, Y, Investor, A, C, and R6 Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.

**	5% return before expenses.

7

American Beacon Stephens Mid-Cap Growth FundSM

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 96.81%

Communication Services - 7.31%

Entertainment - 6.90%
Electronic Arts, Inc.	66,822	$8,666,813
Live Nation Entertainment, Inc.A	93,400	8,509,674
Spotify Technology SAA	50,801	8,156,100
Take-Two Interactive Software, Inc.A	66,361	9,765,685
Warner Music Group Corp., Class A	205,919	5,372,427

		40,470,699

Interactive Media & Services - 0.41%
ZoomInfo Technologies, Inc.A	94,343	2,395,369

Total Communication Services		42,866,068

Consumer Discretionary - 12.10%

Automobile Components - 0.33%
Mobileye Global, Inc., Class AA B	49,612	1,906,093

Distributors - 0.67%
Pool Corp.	10,468	3,921,731

Diversified Consumer Services - 0.80%
Bright Horizons Family Solutions, Inc.A	50,839	4,700,065

Hotels, Restaurants & Leisure - 2.58%
Domino’s Pizza, Inc.	22,165	7,469,384
Wingstop, Inc.	38,189	7,643,910

		15,113,294

Specialty Retail - 5.51%
Burlington Stores, Inc.A	36,727	5,780,463
Farfetch Ltd., Class AA B	319,850	1,931,894
Five Below, Inc.A	32,286	6,345,490
Floor & Decor Holdings, Inc., Class AA	20,750	2,157,170
Ross Stores, Inc.	57,411	6,437,495
Tractor Supply Co.	23,879	5,279,647
Ulta Beauty, Inc.A	9,327	4,389,240

		32,321,399

Textiles, Apparel & Luxury Goods - 2.21%
Deckers Outdoor Corp.A	13,073	6,898,099
Lululemon Athletica, Inc.A	16,029	6,066,977

		12,965,076

Total Consumer Discretionary		70,927,658

Consumer Staples - 3.75%

Beverages - 3.75%
Brown-Forman Corp., Class B	82,396	5,502,405
Celsius Holdings, Inc.A B	50,013	7,461,439
Monster Beverage Corp.A	157,267	9,033,417

		21,997,261

Total Consumer Staples		21,997,261

Energy - 4.76%

Energy Equipment & Services - 1.99%
Baker Hughes Co.	179,632	5,678,167
TechnipFMC PLCA	361,450	6,007,299

		11,685,466

See accompanying notes

8

American Beacon Stephens Mid-Cap Growth FundSM

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 96.81% (continued)

Energy Equipment & Services - 1.99% (continued)

Oil, Gas & Consumable Fuels - 2.77%
Coterra Energy, Inc.	182,668	$4,621,500
Pioneer Natural Resources Co.	30,920	6,406,006
Southwestern Energy Co.A	868,875	5,221,939

		16,249,445

Total Energy		27,934,911

Financials - 6.82%

Capital Markets - 2.52%
MarketAxess Holdings, Inc.	23,418	6,121,933
Tradeweb Markets, Inc., Class A	126,137	8,637,862

		14,759,795

Consumer Finance - 1.41%
FirstCash Holdings, Inc.	88,301	8,241,132

Financial Services - 1.73%
Toast, Inc., Class AA B	194,505	4,389,978
WEX, Inc.A	31,608	5,754,869

		10,144,847

Insurance - 1.16%
Ryan Specialty Holdings, Inc.A	151,908	6,819,150

Total Financials		39,964,924

Health Care - 16.44%

Biotechnology - 1.14%
Exelixis, Inc.A	351,475	6,716,687

Health Care Equipment & Supplies - 7.06%
Dexcom, Inc.A	86,462	11,111,232
Hologic, Inc.A	88,202	7,141,716
IDEXX Laboratories, Inc.A	14,776	7,420,950
Insulet Corp.A	17,627	5,082,569
ResMed, Inc.	40,909	8,938,617
Tandem Diabetes Care, Inc.A	68,562	1,682,511

		41,377,595

Health Care Providers & Services - 2.08%
Acadia Healthcare Co., Inc.A	80,267	6,392,464
Henry Schein, Inc.A	71,401	5,790,621

		12,183,085

Health Care Technology - 0.96%
Veeva Systems, Inc., Class AA	28,536	5,642,424

Life Sciences Tools & Services - 4.84%
Azenta, Inc.A	55,167	2,575,196
Bio-Techne Corp.	71,861	5,866,013
ICON PLCA	50,558	12,649,612
Illumina, Inc.A	20,023	3,754,112
Repligen Corp.A	25,129	3,554,748

		28,399,681

Pharmaceuticals - 0.36%
Pacira BioSciences, Inc.A	52,653	2,109,806

Total Health Care		96,429,278

See accompanying notes

9

American Beacon Stephens Mid-Cap Growth FundSM

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 96.81% (continued)

Industrials - 12.91%

Aerospace & Defense - 3.28%
Axon Enterprise, Inc.A	39,777	$7,761,288
HEICO Corp., Class A	46,156	6,489,534
L3Harris Technologies, Inc.	25,586	5,008,971

		19,259,793

Building Products - 0.50%
Trex Co., Inc.A	44,771	2,935,187

Commercial Services & Supplies - 1.84%
Copart, Inc.A	118,393	10,798,626

Electrical Equipment - 1.91%
Generac Holdings, Inc.A	12,390	1,847,720
Rockwell Automation, Inc.	28,295	9,321,788

		11,169,508

Ground Transportation - 0.86%
JB Hunt Transport Services, Inc.	27,749	5,023,401

Machinery - 0.94%
Kornit Digital Ltd.A	27,717	814,048
RBC Bearings, Inc.A	21,555	4,687,566

		5,501,614

Professional Services - 2.60%
FTI Consulting, Inc.A	24,339	4,629,278
Verisk Analytics, Inc.	46,924	10,606,232

		15,235,510

Trading Companies & Distributors - 0.98%
Fastenal Co.	97,553	5,754,652

Total Industrials		75,678,291

Information Technology - 31.54%

Electronic Equipment, Instruments & Components - 2.39%
Cognex Corp.	64,980	3,640,180
Keysight Technologies, Inc.A	36,041	6,035,065
National Instruments Corp.	75,429	4,329,625

		14,004,870

IT Services - 1.82%
Globant SAA	22,866	4,109,478
MongoDB, Inc.A	7,202	2,959,950
Okta, Inc.A	52,115	3,614,175

		10,683,603

Semiconductors & Semiconductor Equipment - 4.84%
KLA Corp.	11,938	5,790,169
Marvell Technology, Inc.	49,760	2,974,653
Microchip Technology, Inc.	133,838	11,990,546
NXP Semiconductors NV	19,229	3,935,791
Teradyne, Inc.	33,227	3,699,162

		28,390,321

See accompanying notes

10

American Beacon Stephens Mid-Cap Growth FundSM

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 96.81% (continued)

Information Technology - 31.54% (continued)

Software - 21.98%
ANSYS, Inc.A	17,510	$5,783,028
Aspen Technology, Inc.A	24,346	4,080,633
Autodesk, Inc.A	21,724	4,444,948
Cadence Design Systems, Inc.A	60,354	14,154,220
Crowdstrike Holdings, Inc., Class AA	32,064	4,709,240
Dropbox, Inc., Class AA	159,719	4,259,706
Envestnet, Inc.A	91,090	5,406,191
Five9, Inc.A	56,196	4,633,360
Fortinet, Inc.A	144,642	10,933,489
Guidewire Software, Inc.A	84,815	6,452,725
Manhattan Associates, Inc.A	53,062	10,606,033
Nice Ltd., ADRA B	22,291	4,603,091
Palantir Technologies, Inc., Class AA	143,047	2,192,910
Palo Alto Networks, Inc.A	56,742	14,498,148
PTC, Inc.A	47,811	6,803,505
Rapid7, Inc.A	64,313	2,912,093
RingCentral, Inc., Class AA	62,694	2,051,975
Roper Technologies, Inc.	11,825	5,685,460
Splunk, Inc.A	43,107	4,573,222
Tyler Technologies, Inc.A	20,116	8,377,710
UiPath, Inc., Class AA	105,054	1,740,745

		128,902,432

Technology Hardware, Storage & Peripherals - 0.51%
Pure Storage, Inc., Class AA	81,146	2,987,796

Total Information Technology		184,969,022

Real Estate - 1.18%

Real Estate Management & Development - 1.18%
CoStar Group, Inc.A	77,751	6,919,839

Total Common Stocks (Cost $445,735,303)		567,687,252

SHORT-TERM INVESTMENTS - 3.25% (Cost $19,043,547)

Investment Companies - 3.25%
American Beacon U.S. Government Money Market Select Fund, 4.97%C D	19,043,547	19,043,547

SECURITIES LENDING COLLATERAL - 0.31% (Cost $1,814,544)

Investment Companies - 0.31%
American Beacon U.S. Government Money Market Select Fund, 4.97%C D	1,814,544	1,814,544

TOTAL INVESTMENTS - 100.37% (Cost $466,593,394)		588,545,343
LIABILITIES, NET OF OTHER ASSETS - (0.37%)		(2,161,181)

TOTAL NET ASSETS - 100.00%		$586,384,162

Percentages are stated as a percent of net assets.

A Non-income producing security.

B All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at June 30, 2023 (Note 8).

C The Fund is affiliated by having the same investment advisor.

D 7-day yield.

ADR - American Depositary Receipt.

PLC - Public Limited Company.

See accompanying notes

11

American Beacon Stephens Mid-Cap Growth FundSM

Schedule of Investments

June 30, 2023 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of June 30, 2023, the investments were classified as described below:

Stephens Mid-Cap Growth Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$567,687,252	$-	$-	$567,687,252
Short-Term Investments	19,043,547	-	-	19,043,547
Securities Lending Collateral	1,814,544	-	-	1,814,544

Total Investments in Securities - Assets	$588,545,343	$-	$-	$588,545,343

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended June 30, 2023, there were no transfers into or out of Level 3.

See accompanying notes

12

American Beacon Stephens Small Cap Growth FundSM

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 99.34%

Consumer Discretionary - 7.39%

Automobile Components - 0.54%
Fox Factory Holding Corp.A	15,174	$1,646,531

Diversified Consumer Services - 0.99%
Bright Horizons Family Solutions, Inc.A	32,228	2,979,478

Hotels, Restaurants & Leisure - 2.86%
Papa John’s International, Inc.	56,357	4,160,837
Wingstop, Inc.	22,241	4,451,759

		8,612,596

Household Durables - 0.53%
Installed Building Products, Inc.	11,349	1,590,676

Specialty Retail - 2.47%
Farfetch Ltd., Class AA B	282,140	1,704,126
Five Below, Inc.A	10,485	2,060,722
Floor & Decor Holdings, Inc., Class AA	11,129	1,156,971
Revolve Group, Inc.A B	76,410	1,253,124
Sportsman’s Warehouse Holdings, Inc.A	223,192	1,272,194

		7,447,137

Total Consumer Discretionary		22,276,418

Consumer Staples - 7.49%

Beverages - 3.78%
Celsius Holdings, Inc.A B	40,620	6,060,098
MGP Ingredients, Inc.B	50,159	5,330,898

		11,390,996

Consumer Staples Distribution & Retail - 1.66%
Chefs’ Warehouse, Inc.A	139,459	4,987,054

Food Products - 0.34%
Mission Produce, Inc.A	85,603	1,037,508

Personal Products - 1.71%
BellRing Brands, Inc.A	140,665	5,148,339

Total Consumer Staples		22,563,897

Energy - 5.74%

Energy Equipment & Services - 2.00%
Cactus, Inc., Class A	65,344	2,765,358
TechnipFMC PLCA	195,903	3,255,908

		6,021,266

Oil, Gas & Consumable Fuels - 3.74%
Magnolia Oil & Gas Corp., Class A	159,884	3,341,576
Southwestern Energy Co.A	483,746	2,907,313
Viper Energy Partners LP	187,514	5,031,001

		11,279,890

Total Energy		17,301,156

Financials - 9.92%

Capital Markets - 1.65%
MarketAxess Holdings, Inc.	4,480	1,171,162

See accompanying notes

13

American Beacon Stephens Small Cap Growth FundSM

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 99.34% (continued)

Financials - 9.92% (continued)

Capital Markets - 1.65% (continued)
Piper Sandler Cos.,	29,477	$3,810,197

		4,981,359

Consumer Finance - 3.98%
Encore Capital Group, Inc.A	53,701	2,610,943
EZCORP, Inc., Class AA	412,800	3,459,264
FirstCash Holdings, Inc.	63,459	5,922,628

		11,992,835

Financial Services - 1.63%
Toast, Inc., Class AA B	77,493	1,749,017
WEX, Inc.A	17,416	3,170,931

		4,919,948

Insurance - 2.66%
Palomar Holdings, Inc.A	63,701	3,697,206
Ryan Specialty Holdings, Inc.A B	96,002	4,309,530

		8,006,736

Total Financials		29,900,878

Health Care - 20.24%

Biotechnology - 2.31%
Exelixis, Inc.A	204,874	3,915,142
Halozyme Therapeutics, Inc.A	84,233	3,038,284

		6,953,426

Health Care Equipment & Supplies - 4.43%
Insulet Corp.A	3,761	1,084,447
iRhythm Technologies, Inc.A	20,381	2,126,146
Neogen Corp.A	132,829	2,889,031
NuVasive, Inc.A	47,921	1,993,034
OmniAb, Inc.A	25,374	-
Omnicell, Inc.A	51,879	3,821,926
Tandem Diabetes Care, Inc.A	58,069	1,425,013

		13,339,597

Health Care Providers & Services - 3.42%
Acadia Healthcare Co., Inc.A	73,689	5,868,592
HealthEquity, Inc.A	70,566	4,455,537

		10,324,129

Health Care Technology - 1.66%
HealthStream, Inc.	85,699	2,104,767
Schrodinger, Inc.A B	58,193	2,904,995

		5,009,762

Life Sciences Tools & Services - 5.63%
Azenta, Inc.A	56,349	2,630,371
Bio-Techne Corp.	41,901	3,420,379
BioLife Solutions, Inc.A	54,304	1,200,119
ICON PLCA	14,096	3,526,819
Medpace Holdings, Inc.A	8,090	1,942,975
Repligen Corp.A	24,412	3,453,322
Syneos Health, Inc.A	18,802	792,316

		16,966,301

See accompanying notes

14

American Beacon Stephens Small Cap Growth FundSM

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 99.34% (continued)

Health Care - 20.24% (continued)

Pharmaceuticals - 2.79%
Ligand Pharmaceuticals, Inc.A	30,935	$2,230,413
Pacira BioSciences, Inc.A	74,142	2,970,870
Supernus Pharmaceuticals, Inc.A	107,180	3,221,831

		8,423,114

Total Health Care		61,016,329

Industrials - 21.33%

Aerospace & Defense - 8.00%
AeroVironment, Inc.A	55,442	5,670,608
Axon Enterprise, Inc.A	26,251	5,122,095
HEICO Corp., Class A	28,151	3,958,030
Kratos Defense & Security Solutions, Inc.A	301,582	4,324,686
Leonardo DRS, Inc.A B	290,500	5,037,270

		24,112,689

Air Freight & Logistics - 0.84%
Hub Group, Inc., Class AA	31,579	2,536,425

Building Products - 2.00%
AZEK Co., Inc.A	86,030	2,605,849
Trex Co., Inc.A	52,147	3,418,757

		6,024,606

Commercial Services & Supplies - 1.25%
Montrose Environmental Group, Inc.A B	89,507	3,770,035

Construction & Engineering - 0.89%
Ameresco, Inc., Class AA	55,208	2,684,765

Electrical Equipment - 0.37%
Vertiv Holdings Co.	44,603	1,104,816

Machinery - 2.94%
Kornit Digital Ltd.A	81,267	2,386,812
Lindsay Corp.	19,011	2,268,773
RBC Bearings, Inc.A	19,275	4,191,734

		8,847,319

Professional Services - 3.54%
FTI Consulting, Inc.A	13,711	2,607,832
ICF International, Inc.	27,638	3,437,891
Maximus, Inc.	54,735	4,625,655

		10,671,378

Trading Companies & Distributors - 1.50%
SiteOne Landscape Supply, Inc.A	27,083	4,532,611

Total Industrials		64,284,644

Information Technology - 26.10%

Electronic Equipment, Instruments & Components - 2.15%
Cognex Corp.	30,117	1,687,154
National Instruments Corp.	43,719	2,509,471
nLight, Inc.A	148,538	2,290,456

		6,487,081

See accompanying notes

15

American Beacon Stephens Small Cap Growth FundSM

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 99.34% (continued)

Information Technology - 26.10% (continued)

IT Services - 0.93%
Globant SAA	15,572	$2,798,600

Semiconductors & Semiconductor Equipment - 5.32%
Ambarella, Inc.A	30,518	2,553,441
Lattice Semiconductor Corp.A	31,742	3,049,454
Onto Innovation, Inc.A	37,828	4,405,827
Power Integrations, Inc.	35,451	3,356,146
Silicon Laboratories, Inc.A	16,929	2,670,381

		16,035,249

Software - 17.19%
Aspen Technology, Inc.A	7,426	1,244,672
Box, Inc., Class AA	76,320	2,242,282
CyberArk Software Ltd.A	31,069	4,857,017
Descartes Systems Group, Inc.A	41,472	3,322,322
Envestnet, Inc.A	74,835	4,441,457
Five9, Inc.A	27,764	2,289,142
Guidewire Software, Inc.A	32,064	2,439,429
Manhattan Associates, Inc.A	35,608	7,117,327
Model N, Inc.A	60,094	2,124,924
PROS Holdings, Inc.A	101,191	3,116,683
Qualys, Inc.A	20,765	2,682,215
Rapid7, Inc.A	64,080	2,901,542
SPS Commerce, Inc.A	35,190	6,758,591
Tenable Holdings, Inc.A	60,238	2,623,365
Tyler Technologies, Inc.A	3,332	1,387,678
Varonis Systems, Inc.A	84,354	2,248,034

		51,796,680

Technology Hardware, Storage & Peripherals - 0.51%
Pure Storage, Inc., Class AA	41,870	1,541,653

Total Information Technology		78,659,263

Materials - 1.13%

Chemicals - 1.13%
Balchem Corp.	25,313	3,412,446

Total Common Stocks (Cost $199,497,009)		299,415,031

SHORT-TERM INVESTMENTS - 0.84% (Cost $2,552,000)

Investment Companies - 0.84%
American Beacon U.S. Government Money Market Select Fund, 4.97%C D	2,552,000	2,552,000

SECURITIES LENDING COLLATERAL - 0.44% (Cost $1,318,008)

Investment Companies - 0.44%
American Beacon U.S. Government Money Market Select Fund, 4.97%C D	1,318,008	1,318,008

TOTAL INVESTMENTS - 100.62% (Cost $203,367,017)		303,285,039
LIABILITIES, NET OF OTHER ASSETS - (0.62%)		(1,883,084)

TOTAL NET ASSETS - 100.00%		$301,401,955

Percentages are stated as a percent of net assets.

A Non-income producing security.

B All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at June 30, 2023 (Note 8).

C The Fund is affiliated by having the same investment advisor.

D 7-day yield.

See accompanying notes

16

American Beacon Stephens Small Cap Growth FundSM

Schedule of Investments

June 30, 2023 (Unaudited)

ADR - American Depositary Receipt.

LP - Limited Partnership.

PLC - Public Limited Company.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of June 30, 2023, the investments were classified as described below:

Stephens Small Cap Growth Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$299,415,031	$-	$-	$299,415,031
Short-Term Investments	2,552,000	-	-	2,552,000
Securities Lending Collateral	1,318,008	-	-	1,318,008

Total Investments in Securities - Assets	$303,285,039	$-	$-	$303,285,039

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended June 30, 2023, there were no transfers into or out of Level 3.

See accompanying notes

17

American Beacon FundsSM

Statements of Assets and Liabilities

June 30, 2023 (Unaudited)

	Stephens Mid-Cap Growth Fund	Stephens Small Cap Growth Fund
Assets:
Investments in unaffiliated securities, at fair value† §	$567,687,252	$299,415,031
Investments in affiliated securities, at fair value‡	20,858,091	3,870,008
Dividends and interest receivable	102,864	31,322
Receivable for investments sold	2,239,545	-
Receivable for fund shares sold	1,459,181	505,219
Receivable for expense reimbursement (Note 2)	-	23,632
Prepaid expenses	60,115	53,165

Total assets	592,407,048	303,898,377

Liabilities:
Payable for investments purchased	3,557,804	634,775
Payable for fund shares redeemed	177,993	215,760
Payable for expense recoupment (Note 2)	2,282	-
Management and sub-advisory fees payable (Note 2)	359,491	222,643
Service fees payable (Note 2)	10,621	16,244
Transfer agent fees payable (Note 2)	8,442	9,007
Payable upon return of securities loaned (Note 8)§	1,814,544	1,318,008
Custody and fund accounting fees payable	13,218	13,041
Professional fees payable	31,892	41,240
Payable for prospectus and shareholder reports	40,423	22,042
Other liabilities	6,176	3,662

Total liabilities	6,022,886	2,496,422

Net assets	$586,384,162	$301,401,955

Analysis of net assets:
Paid-in-capital	$471,399,068	$206,226,020
Total distributable earnings (deficits)A	114,985,094	95,175,935

Net assets	$586,384,162	$301,401,955

Shares outstanding at no par value (unlimited shares authorized):
R5 Class	14,767,494	14,642,244

Y Class	1,337,314	2,179,028

Investor Class	1,021,164	1,423,679

A Class	230,381	2,349,036

C Class	91,929	60,482

R6 Class	875,114	3,302,928

Net assets:
R5 Class	$480,125,678	$190,253,772

Y Class	$42,998,748	$27,819,494

Investor Class	$26,668,770	$15,239,130

A Class	$5,979,090	$24,560,751

C Class	$2,129,334	$509,259

R6 Class	$28,482,542	$43,019,549

Net asset value, offering and redemption price per share:
R5 Class	$32.51	$12.99

Y Class	$32.15	$12.77

Investor Class	$26.12	$10.70

A Class	$25.95	$10.46

A Class (offering price)	$27.53	$11.10

C Class	$23.16	$8.42

R6 Class	$32.55	$13.02

† Cost of investments in unaffiliated securities	$445,735,303	$199,497,009
‡ Cost of investments in affiliated securities	$20,858,091	$3,870,008
§ Fair value of securities on loan	$17,035,767	$24,194,516

A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at period end.

See accompanying notes

18

American Beacon FundsSM

Statements of Operations

For the period ended June 30, 2023 (Unaudited)

	Stephens Mid-Cap Growth Fund		Stephens Small Cap Growth Fund
Investment income:
Dividend income from unaffiliated securities (net of foreign taxes)†	$1,432,820	A	$496,566
Dividend income from affiliated securities (Note 2)	145,715		190,988
Income derived from securities lending (Note 8)	8,829		8,889

Total investment income	1,587,364		696,443

Expenses:
Management and sub-advisory fees (Note 2)	2,065,978		1,342,000
Transfer agent fees:
R5 Class (Note 2)	23,628		40,186
Y Class (Note 2)	21,405		11,727
Investor Class	1,183		1,139
A Class	193		527
C Class	90		21
R6 Class	612		734
Custody and fund accounting fees	39,385		29,838
Professional fees	43,383		41,167
Registration fees and expenses	54,032		48,786
Service fees (Note 2):
Investor Class	44,506		20,073
A Class	4,806		18,926
C Class	789		138
Distribution fees (Note 2):
A Class	7,015		29,302
C Class	9,364		1,235
Prospectus and shareholder report expenses	25,231		15,705
Trustee fees (Note 2)	22,867		13,373
Loan expense (Note 9)	1,446		994
Other expenses	27,197		17,236

Total expenses	2,393,110		1,633,107

Net fees waived and expenses (reimbursed) (Note 2)	(23,168)		(152,258)

Net expenses	2,369,942		1,480,849

Net investment (loss)	(782,578)		(784,406)

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments in unaffiliated securitiesB	6,035,955		(4,723,129)
Change in net unrealized appreciation of:
Investments in unaffiliated securitiesC	73,723,758		37,101,519

Net gain from investments	79,759,713		32,378,390

Net increase in net assets resulting from operations	$78,977,135		$31,593,984

† Foreign taxes	$6,617		$-

A Includes a significant dividend from one issuer of $172,310.

B The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.

C The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at period end.

See accompanying notes

19

American Beacon FundsSM

Statements of Changes in Net Assets

	Stephens Mid-Cap Growth Fund		Stephens Small Cap Growth Fund
	Six Months Ended June 30, 2023	Year Ended December 31, 2022	Six Months Ended June 30, 2023	Year Ended December 31, 2022
	(unaudited)		(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment (loss)	$(782,578)	$(1,496,399)	$(784,406)	$(2,218,694)
Net realized gain (loss) from investments in unaffiliated securities	6,035,955	(9,573,047)	(4,723,129)	22,058,776
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities	73,723,758	(204,519,613)	37,101,519	(143,325,131)

Net increase (decrease) in net assets resulting from operations	78,977,135	(215,589,059)	31,593,984	(123,485,049)

Distributions to shareholders:
Total retained earnings:
R5 Class	-	(10,421,235)	-	(19,049,018)
Y Class	-	(1,069,907)	-	(2,969,729)
Investor Class	-	(833,959)	-	(2,009,141)
A Class	-	(174,695)	-	(2,979,578)
C Class	-	(65,576)	-	(44,139)
R6 Class	-	(643,909)	-	(4,396,833)

Net distributions to shareholders	-	(13,209,281)	-	(31,448,438)

Capital share transactions (Note 10):
Proceeds from sales of shares	84,923,905	167,997,413	35,123,725	145,635,477
Reinvestment of dividends and distributions	-	7,884,889	-	30,237,838
Cost of shares redeemed	(57,307,071)	(245,029,465)	(34,189,484)	(196,559,491)

Net increase (decrease) in net assets from capital share transactions	27,616,834	(69,147,163)	934,241	(20,686,176)

Net increase (decrease) in net assets	106,593,969	(297,945,503)	32,528,225	(175,619,663)

Net assets:
Beginning of period	479,790,193	777,735,696	268,873,730	444,493,393

End of period	$586,384,162	$479,790,193	$301,401,955	$268,873,730

See accompanying notes

20

American Beacon FundsSM

Notes to Financial Statements

June 30, 2023 (Unaudited)

1.  Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), as diversified, open-end management investment companies. As of June 30, 2023, the Trust consists of twenty-five active series, two of which are presented in this filing: American Beacon Stephens Mid-Cap Growth Fund and American Beacon Stephens Small Cap Growth Fund (collectively, the “Funds” and each individually a “Fund”). The remaining twenty-three active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

On July 11, 2023, (i) RIH, RIM and certain of their affiliates, and (ii) the current owners of approximately 93% of RIH (the “Current Ownership Group”) entered into a transaction agreement with certain creditors of RIM (the “Lender Group”) pursuant to which (i) all equity interests in RIH would be cancelled, (ii) new RIH equity interests would be issued to members of the Lender Group, and (iii) the existing credit agreements between RIM and the Lender Group would be terminated and a new credit agreement would be executed (“Transaction”). The Lender Group consists of various institutional investment funds (“New Ownership Group”) that are managed by financial institutions and other investment advisory firms. The address of the New Ownership Group will be 220 East Las Colinas Boulevard, Suite 1200, Irving, TX 75039.

Upon the closing of the Transaction, the Manager will be wholly-owned indirectly by the New Ownership Group, rather than the Current Ownership Group. The Transaction is expected to close in the fourth calendar quarter of 2023, subject to the satisfaction of certain closing conditions. The Transaction will result in a change of control of the Manager and the termination of the Fund’s management and investment advisory agreements. The Board has approved a new management agreement with the Manager and a new investment advisory agreement between the Manager and the sub-advisors that would become effective upon the closing of the Transaction. A meeting of the shareholders of the Funds in the American Beacon Funds Complex that were operational as of July 31, 2023, will be called to consider the new management agreement and such other matters as may properly come before the meeting. In advance of the meeting, proxy materials will be sent to those shareholders regarding the new management agreement and any other matters proposed for shareholder approval. There are no anticipated changes in the services provided by the Manager or sub-advisors or in the fee rates charged by the Manager to the Fund.

Recently Adopted Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing London Inter-bank Offered Rate (“LIBOR”) or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06 Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848 which updates and clarifies ASU No. 2020-04. The amendments in this ASU defer the sunset date of Topic 848 from December 31, 2022, to December 31, 2024. Management expects these ASUs will not have a material impact on the Funds’ financial statements.

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American Beacon FundsSM

Notes to Financial Statements

June 30, 2023 (Unaudited)

In June 2022, the FASB issued ASU No. 2022-03, Fair Value Measurement (Topic 820); Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which provides clarifying guidance that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. Management expects the ASU will not have a material impact on the Funds’ financial statements.

Class Disclosure

Each Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
R5 Class	Large institutional investors - sold directly or through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor Class	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500

A Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500

C Class	Retail investors who invest directly through a financial intermediary, such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000

R6 Class	Large institutional retirement plan investors - sold through retirement plan sponsors.	None

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Funds in preparation of the financial statements. The Funds are considered investment companies and accordingly, follow the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined based on specific lot identification.

Distributions to Shareholders

The Funds distribute most or all of their net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income and distributions of realized net capital gains and net gains from

22

American Beacon FundsSM

Notes to Financial Statements

June 30, 2023 (Unaudited)

foreign currency transactions on an annual basis. The Funds do not have a fixed dividend rate and do not guarantee that they will pay any distributions in any particular period. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Funds may designate earnings and profits distributed to shareholders on the redemption of shares.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income and realized and unrealized gains and losses from investments of the Funds are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Funds. Expenses directly charged or attributable to a Fund will be paid from the assets of a Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Funds on a basis that the Trust’s Board of Trustees (the “Board”) deems fair and equitable, which may be based on the relative net assets of the Funds or nature of the services performed and relative applicability to the Funds.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2.  Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Funds and the Manager are parties to a Management Agreement that obligates the Manager to provide the Funds with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of each Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

First $5 billion	0.35%
Next $5 billion	0.325%
Next $10 billion	0.30%
Over $20 billion	0.275%

The Trust, on behalf of the Funds, and the Manager have entered into Investment Advisory Agreement with Stephens Investment Management Group LLC (the “Sub-Advisor”) pursuant to which each Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on each Fund’s average daily net assets according to the following schedule:

Stephens Mid-Cap Growth

All assets	0.45%

Stephens Small Cap Growth

First $200 million	0.65%
Over $200 million	0.55%

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American Beacon FundsSM

Notes to Financial Statements

June 30, 2023 (Unaudited)

The Management and Sub-Advisory Fees paid by the Funds for the period ended June 30, 2023 were as follows:

Stephens Mid-Cap Growth Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$904,417
Sub-Advisory Fees	0.45%	1,161,561

Total	0.80%	$2,065,978

Stephens Small Cap Growth Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$503,207
Sub-Advisory Fees	0.57%	838,793

Total	0.92%	$1,342,000

As compensation for services provided by the Manager in connection with securities lending activities conducted by the Funds, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee of 10% of the net monthly interest income (the gross interest income earned by the investment of cash collateral, less the amount paid to borrowers and related expenses) from such activities and, with respect to loan fees paid by borrowers, a fee of 10% of such loan fees. Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. These fees are included in “Income derived from securities lending” and “Management and sub-advisory fees” on the Statements of Operations. During the period ended June 30, 2023, the Manager received securities lending fees of $1,294 and $1,049 for the securities lending activities of Stephens Mid-Cap Growth Fund and Stephens Small Cap Growth Fund, respectively.

Distribution Plans

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the A and C Classes of the Funds. Under the Distribution Plans, as compensation for distribution and shareholder servicing assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Investor, A, and C Classes of the Funds. As compensation for performing the duties required under the Service Plans, the Manager receives an annualized fee up to 0.25% of the average daily net assets of the A and C Classes and up to 0.375% of the average daily net assets of the Investor Class of the Funds.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the R5 and Y Classes of the Funds and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Funds primarily

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American Beacon FundsSM

Notes to Financial Statements

June 30, 2023 (Unaudited)

through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. Certain services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Funds’ transfer agent. Accordingly, the Funds, pursuant to Board approval, have agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the R5 and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the R5 and Y Classes on an annual basis. During the period ended June 30, 2023, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statements of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
Stephens Mid-Cap Growth	$36,440
Stephens Small Cap Growth	47,683

As of June 30, 2023, the Funds owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statements of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
Stephens Mid-Cap Growth	$7,082
Stephens Small Cap Growth	7,605

Investments in Affiliated Funds

The Funds may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Funds in connection with securities lending may also be invested in the USG Select Fund. The Funds listed below held the following shares with a June 30, 2023 fair value and dividend income earned from the investment in the USG Select Fund.

Affiliated Security	Type of Transaction	Fund	June 30, 2023 Shares/Principal	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Dividend Income	June 30, 2023 Fair Value
U.S. Government Money Market Select	Direct	Stephens Mid-Cap Growth	$19,043,547	$-	$-	$145,715	$19,043,547
U.S. Government Money Market Select	Securities Lending	Stephens Mid-Cap Growth	1,814,544	-	-	N/A	1,814,544
U.S. Government Money Market Select	Direct	Stephens Small Cap Growth	2,552,000	-	-	190,988	2,552,000
U.S. Government Money Market Select	Securities Lending	Stephens Small Cap Growth	1,318,008	-	-	N/A	1,318,008

The Funds and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the period ended June 30, 2023, the Manager earned fees on the Funds’ direct investments and securities lending collateral investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund	Securities Lending Collateral Investments in USG Select Fund	Total
Stephens Mid-Cap Growth	$3,040	$79	$3,119
Stephens Small Cap Growth	4,130	321	4,451

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American Beacon FundsSM

Notes to Financial Statements

June 30, 2023 (Unaudited)

Interfund Credit Facility

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for a fund. When a fund liquidates portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to two days (or longer for certain foreign transactions). Redemption requests normally are satisfied on the next business day. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the period ended June 30, 2023, the Stephens Mid-Cap Growth Fund borrowed on average $805,957 for 4 days at an average interest rate of 5.22% with interest charges of $459 and the Stephens Small Cap Growth Fund borrowed on average $1,288,899 for 2 days at an average interest rate of 5.14% with interest charges of $363. These amounts are recorded as “Other expenses” in the Statements of Operations.

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for the classes of the Funds, through April 30, 2024, to the extent that total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation, and other extraordinary expenses) exceed the Funds’ expense cap. During the period ended June 30, 2023, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap
Fund	Class	1/1/2023 – 4/30/2023	5/1/2023 – 06/30/2023	Reimbursed Expenses	(Recouped) Expenses		Expiration of Reimbursed Expenses
Stephens Mid-Cap Growth	R5	0.89%	0.89%	$9,354	$(4,598	)*	2026
Stephens Mid-Cap Growth	Y	0.95%	0.95%	7,488	-		2026
Stephens Mid-Cap Growth	Investor	N/A	1.15%	3,273	-		2026
Stephens Mid-Cap Growth	A	N/A	1.20%	2,663	-		2026
Stephens Mid-Cap Growth	C	1.94%	1.94%	325	-		2026
Stephens Mid-Cap Growth	R6	N/A	0.88%	65	(53	)*	2026
Stephens Small Cap Growth	R5	0.99%	0.99%	93,943	-		2026
Stephens Small Cap Growth	Y	1.05%	1.05%	11,649	-		2026
Stephens Small Cap Growth	Investor	1.30%	1.27%	5,630	(2,340	)*	2026
Stephens Small Cap Growth	A	1.28%	1.28%	21,725	-		2026
Stephens Small Cap Growth	C	2.06%	2.06%	146	-		2026
Stephens Small Cap Growth	R6	0.96%	0.96%	19,165	-		2026

* These amounts represent Recouped Expenses from prior fiscal years and are reflected in Other expenses on the Statements of Operations.

Of the above amounts, $2,282 was disclosed as a Payable for expense recoupment on the Statements of Assets and Liabilities at June 30, 2023 for the Stephens Mid-Cap Growth Fund and $23,632 was disclosed as a Receivable for expense reimbursement on the Statements of Assets and Liabilities at June 30, 2023 for the Stephens Small Cap Growth Fund.

The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of contractual or voluntary fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Funds for any contractual or voluntary fee reductions or expense reimbursements if

26

American Beacon FundsSM

Notes to Financial Statements

June 30, 2023 (Unaudited)

reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Funds’ annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2026. The Funds did not record a liability for potential reimbursements due to the current assessment that reimbursements are uncertain. The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability are as follows:

Fund	Recouped Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
Stephens Mid-Cap Growth	$4,651	$54,246	$22,456	2023
Stephens Mid-Cap Growth	-	58,787	-	2024
Stephens Mid-Cap Growth	-	66,561	-	2025
Stephens Small Cap Growth	2,340	111,679	92,056	2023
Stephens Small Cap Growth	-	206,041	-	2024
Stephens Small Cap Growth	-	291,681	-	2025

Sales Commissions

The Funds’ Distributor, Resolute Investment Distributors, Inc. (“RID” or “Distributor”), may receive a portion of A Class sales charges from broker dealers which may be used to offset distribution related expenses. During the period ended June 30, 2023, RID collected $469 and $577 for Stephens Mid-Cap Growth Fund and Stephens Small Cap Growth Fund, respectively, from the sale of A Class Shares.

A CDSC of 0.50% will be deducted with respect to A Class Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the A Class Shares redeemed. During the period ended June 30, 2023, there were no CDSC fees collected for the A Class Shares of the Funds.

A CDSC of 1.00% will be deducted with respect to C Class Shares redeemed within 12 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the C Class Shares redeemed. During the period ended June 30, 2023, there were no CDSC fees collected for the C Class Shares of the Funds.

Trustee Fees and Expenses

As compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $130,000; (2) meeting attendance fee (for attendance in-person or via teleconference) of (a) $12,000 for in person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit and Compliance Committee and the Investment Committee, (c) $1,000 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. For this purpose, the Board considers attendance at regular meetings held by video conference to constitute in-person attendance at a Board meeting. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For her service as Board Chair, Ms. Cline receives an additional annual retainer of $50,000. Although she attends several committee meetings at each quarterly Board meeting, she receives only a single $2,500 fee each quarter for her attendance at those meetings. The chairpersons of the Audit and Compliance Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $10,000.

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American Beacon FundsSM

Notes to Financial Statements

June 30, 2023 (Unaudited)

3.  Security Valuation and Fair Value Measurements

The price of each Fund’s shares is based on its net asset value (“NAV”) per share. Each Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of a Fund’s shares is determined based on a pro rata allocation of a Fund’s investment income, expenses and total capital gains and losses. A Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, a Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Funds do not price their shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when a Fund is not open for business, which may result in the value of a Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When a Fund holds securities or other assets that are denominated in a foreign currency, a Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as “valuation designee” to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule. Prior to September 8, 2022, fair value determinations were made pursuant to methodologies approved by the Board.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by a Fund occurs after the close of a related exchange but before the determination of a Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Funds may fair value securities as a result of significant events occurring after the close of the foreign markets in which a Fund invests as described below. In addition, the Funds may invest in illiquid securities requiring these procedures.

28

American Beacon FundsSM

Notes to Financial Statements

June 30, 2023 (Unaudited)

A Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before a Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all a Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. A Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of a Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust Manager’s fair valuation procedures for a Fund.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, preferred securities, ETFs and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

29

American Beacon FundsSM

Notes to Financial Statements

June 30, 2023 (Unaudited)

4.  Securities and Other Investments

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

Depositary Receipts and U.S. Dollar-Denominated Foreign Stocks Traded on U.S. Exchanges

ADRs are U.S. dollar-denominated receipts issued generally by domestic banks and represent the deposit with the bank of a security of a foreign issuer. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers, and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Funds’ possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Funds may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Funds to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Other Investment Company Securities and Other Exchange-Traded Products

The Funds at times may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies (“BDCs”), ETFs, unit investment trusts, and other investment companies of the Trust. The Funds may invest in securities of an investment company advised by the Manager or the Sub-Advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Funds become a shareholder of that investment company. As a result, the Funds’ shareholders indirectly will bear the Funds’ proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Funds’ shareholders directly bear in connection with the Funds’ own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Funds in their Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Publicly Traded Partnerships/Master Limited Partnerships (“MLPs”)

The Funds may invest in publicly traded partnerships such as MLPs. MLPs issue units that are registered with the SEC and are freely tradable on a securities exchange or in the OTC market. An MLP may have one or more general partners, who conduct the business, and one or more limited partners, who contribute capital. The general partner or partners are jointly and severally responsible for the liabilities of the MLP. (An MLP also may be an entity similar to a limited partnership, such as an LLC, which has one or more managers or managing members and

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non-managing members (who are like limited partners)). The Funds invest in an MLP as a limited partner and normally would not be liable for the debts of an MLP beyond the amount a Fund has invested therein, but it would not be shielded to the same extent that a shareholder of a corporation would be. In certain instances, creditors of an MLP would have the right to seek a return of capital that had been distributed to a limited partner. The right of an MLP’s creditors would continue even after a Fund had sold its investment in the partnership. MLPs typically invest in real estate and oil and gas equipment leasing assets, but they also finance entertainment, research and development, and other projects.

5.  Principal Risks

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Equity Investments Risk

Equity securities are subject to investment risk and market risk. The Funds’ investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, real estate investment trusts (“REITs”), depositary receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Funds to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values. Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular depositary receipt or foreign stock.

Foreign Investing Risk

Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets.

Investment Risk

An investment in the Funds is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Funds, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Funds.

Market Risk

The Funds are subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect a Fund’s performance. Equity securities generally have greater price volatility than fixed-income securities, although under certain market conditions fixed-income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. In some cases, traditional

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June 30, 2023 (Unaudited)

market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed-income and credit markets may negatively affect many issuers worldwide. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future, particularly if markets enter a period of uncertainty or economic weakness. The value of a security may decline due to adverse issuer-specific conditions, general market conditions unrelated to a particular issuer, or factors that affect a particular industry or industries. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole.

Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed-income markets, which may disrupt economies and markets and adversely affect the value of your investment. Changes in value may be temporary or may last for extended periods.

Policy changes by the U.S. government and/or Federal Reserve and political events within the U.S. and abroad, including the U.S. presidential election, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Other Investment Companies Risk

The Funds may invest in shares of other registered investment companies, including money market funds and ETFs. To the extent that the Funds invest in shares of other registered investment companies, the Funds will indirectly bear the fees and expenses, including for example, advisory and administrative fees, charged by those investment companies in addition to the Funds’ direct fees and expenses and will be subject to the risks associated with investments in those companies. For example, the Funds’ investments in money market funds are subject to interest rate risk, credit risk, and market risk. The Funds must rely on the investment company in which it invests to achieve its investment objective. If the investment company fails to achieve its investment objective, the value of the Funds’ investment may decline, adversely affecting the Funds’ performance. ETFs are subject to the following risks that do not apply to conventional funds: (1) the market price of an ETF’s shares may trade at a discount or premium to its NAV; (2) an active trading market for an ETF’s shares may not develop or be maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. An ETF that tracks an index may not precisely replicate the returns of its benchmark index. To the extent the Funds invest in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, the Funds are subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject. ETFs have expenses associated with their operation, typically including advisory fees.

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American Beacon FundsSM

Notes to Financial Statements

June 30, 2023 (Unaudited)

Recent Market Events Risk

Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, the risks discussed herein associated with an investment in the Fund may be increased. An outbreak of infectious respiratory illness caused by a novel coronavirus, known as COVID-19, was first detected in late 2019 and has subsequently spread globally. The transmission of various variants of COVID-19, and efforts to contain their spread, have resulted, and may continue to result, in significant disruptions to business operations, travel restrictions and closed borders, and lower consumer demand, as well as general concern and uncertainty that has negatively affected the global economy. Any resurgence of COVID-19 or a variant could negatively impact the Funds and adversely impact the economies of many nations, individual companies and the global securities and commodities markets, including their liquidity, in ways that cannot necessarily be foreseen at the present time.

Although interest rates were unusually low in recent years in the U.S. and abroad, recently, the Federal Reserve began to raise interest rates as part of its efforts to address rising inflation. It is difficult to accurately predict the pace at which the Federal Reserve will continue to increase interest rates, or the timing, frequency or magnitude of any such increases. Additionally, various economic and political factors could cause the Federal Reserve to change its approach in the future and the Federal Reserve’s actions may result in an economic slowdown. Unexpected increases in interest rates could lead to market volatility or reduce liquidity in certain sectors of the market.

Slowing global economic growth; risks associated with a trade agreement between the United Kingdom and the European Union; the risks associated with ongoing trade negotiations with China; the possibility of changes to some international trade agreements; tensions, war, or open conflict between nations, such as between Russia and Ukraine or in eastern Asia; political or economic dysfunction within some nations, including major producers of oil; economic stimulus by the Japanese central bank; and dramatic changes in commodity and currency prices could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time. Russia’s military invasion of Ukraine beginning in February 2022, the responses and sanctions by the United States and other countries, and the potential for wider conflict have had, and could continue to have, severe adverse effects on regional and global economies and could further increase volatility and uncertainty in the financial markets and the prices of various commodities.

Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.

Sector Risk

Sector risk is the risk associated with a Fund holding a significant amount of investments in similar businesses, which would be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of the equity and debt securities of companies in a particular sector of the market to change. To the extent a Fund has substantial holdings within a particular sector, the risks to a Fund associated with that sector increase.

To the extent a Fund invests significantly in the information technology sector, the value of the Fund’s shares may be particularly vulnerable to factors affecting that sector, such as a greater degree of market risk and sharp price fluctuations than other types of securities. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. The value of a Fund’s shares could experience significantly greater volatility than investment companies investing more broadly.

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American Beacon FundsSM

Notes to Financial Statements

June 30, 2023 (Unaudited)

Securities Lending Risk

A Fund may lend its portfolio securities to brokers, dealers and financial institutions in order to obtain additional income. Borrowers of a Fund’s securities provide collateral either in the form of cash, which a Fund reinvests in securities or in the form of non-cash collateral consisting of securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities. A Fund will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an affiliated money market fund. A Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to cover its payment to the borrower of a pre-negotiated fee or “rebate” for the use of that cash collateral in connection with the loan. A Fund could also lose money due to a decline in the value of non-cash collateral. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with a Fund’s ability to vote proxies or to settle transactions or could result in increased costs. Moreover, if the borrower becomes subject to insolvency or similar proceedings, a Fund could incur delays in its ability to enforce its rights in its collateral. There also is a risk that a borrower may default on its obligation to return loaned securities at a time when the value of a Fund’s collateral is inadequate. Although a Fund’s securities lending agent may indemnify a Fund against that risk, it is also possible that the securities lending agent will be unable to satisfy its indemnification obligations. In any case in which the loaned securities are not returned to a Fund before an ex-dividend date, whether or not due to a default by the borrower, the payment in lieu of the dividend that a Fund receives from the securities’ borrower would not be treated as a dividend for federal income tax purposes and thus would not qualify for treatment as “qualified dividend income.”

Offsetting Assets and Liabilities

The Funds are parties to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Funds employ multiple money managers and counterparties and have elected not to offset qualifying financial and derivative instruments on the Statements of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below, if applicable. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, June 30, 2023.

Stephens Mid-Cap Growth Fund

	Remaining Contractual Maturity of the Agreements As of June 30, 2023
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$1,814,544	$—	$—	$—	$1,814,544

Total Borrowings	$1,814,544	$—	$—	$—	$1,814,544

Gross amount of recognized liabilities for securities lending transactions					$1,814,544

Stephens Small Cap Growth Fund

	Remaining Contractual Maturity of the Agreements As of June 30, 2023
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$1,318,008	$—	$—	$—	$1,318,008

Total Borrowings	$1,318,008	$—	$—	$—	$1,318,008

Gross amount of recognized liabilities for securities lending transactions					$1,318,008

34

American Beacon FundsSM

Notes to Financial Statements

June 30, 2023 (Unaudited)

6.  Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended June 30, 2023 remain subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

As of June 30, 2023, the tax cost for each Fund and their respective gross unrealized appreciation (depreciation) were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Stephens Mid-Cap Growth	$469,724,270	$167,905,633	$(49,084,560)	$118,821,073
Stephens Small Cap Growth	206,726,572	108,174,975	(11,616,508)	96,558,467

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of December 31, 2022, the Funds had the following capital loss carryforwards:

Fund	Short-Term Capital Loss Carryforwards	Long-Term Capital Loss Carryforwards
Stephens Mid-Cap Growth	$9,434,237	$–
Stephens Small Cap Growth	–	–

7.  Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the period ended June 30, 2023 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Sales (non-U.S. Government Securities)
Stephens Mid-Cap Growth	$50,130,436	$40,070,069
Stephens Small Cap Growth	23,506,210	26,927,946

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American Beacon FundsSM

Notes to Financial Statements

June 30, 2023 (Unaudited)

A summary of the Funds’ transactions in the USG Select Fund for the period ended June 30, 2023 were as follows:

Fund	Type of Transaction	December 31, 2022 Shares/Fair Value	Purchases	Sales	June 30, 2023 Shares/Fair Value
Stephens Mid-Cap Growth	Direct	$1,922,702	$54,062,449	$36,941,604	$19,043,547
Stephens Mid-Cap Growth	Securities Lending	—	7,613,499	5,798,955	1,814,544
Stephens Small Cap Growth	Direct	—	26,367,620	23,815,620	2,552,000
Stephens Small Cap Growth	Securities Lending	115,126	7,063,205	5,860,323	1,318,008

8.  Securities Lending

The Funds may lend their securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Funds’ Schedule of Investments and the collateral is shown on the Statements of Assets and Liabilities as a payable.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Funds, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Funds continue to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Funds would be subject to on the dividend.

Securities lending transactions pose certain risks to the Funds, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

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American Beacon FundsSM

Notes to Financial Statements

June 30, 2023 (Unaudited)

As of June 30, 2023, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Fair Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Stephens Mid-Cap Growth	$17,035,767	$1,814,544	$15,554,718	$17,369,262
Stephens Small Cap Growth	24,194,516	1,318,008	23,252,014	24,570,022

Cash collateral is listed on the Funds’ Schedules of Investments and is shown on the Statements of Assets and Liabilities. Income earned on these investments is included in “Income derived from securities lending” on the Statements of Operations.

Non-cash collateral received by the Funds may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Funds’ Schedules of Investments or Statements of Assets and Liabilities.

9.  Borrowing Arrangements

Effective November 11, 2022 (the “Effective Date”), the Funds, along with certain other funds managed by the Manager (“Participating Funds”), renewed a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $100 million with interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed. Each of the Participating Funds paid a proportional amount of a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 9, 2023, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

On the Effective Date, the Funds, along with certain other Participating Funds managed by the Manager, also renewed an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $100 million with interest at a rate equal to the higher of (a) OBFR daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed on each outstanding loan. Each of the Participating Funds paid a proportional amount of a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 9, 2023, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Loan expense” on the Statements of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the period ended June 30, 2023, the Funds did not utilize these facilities.

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June 30, 2023 (Unaudited)

10.  Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Funds:

	R5 Class
	Six Months Ended June 30, 2023		Year Ended December 31, 2022
	(unaudited)
Stephens Mid-Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	2,523,364	$77,621,715	4,125,826	$128,652,014
Reinvestment of dividends	-	-	188,117	5,224,009
Shares redeemed	(1,522,961)	(45,984,612)	(5,877,892)	(181,185,845)

Net increase (decrease) in shares outstanding	1,000,403	$31,637,103	(1,563,949)	$(47,309,822)

	Y Class
	Six Months Ended June 30, 2023		Year Ended December 31, 2022
	(unaudited)
Stephens Mid-Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	84,593	$2,544,423	332,347	$10,223,569
Reinvestment of dividends	-	-	37,180	1,021,700
Shares redeemed	(157,812)	(4,680,064)	(1,059,129)	(31,081,023)

Net (decrease) in shares outstanding	(73,219)	$(2,135,641)	(689,602)	$(19,835,754)

	Investor Class
	Six Months Ended June 30, 2023		Year Ended December 31, 2022
	(unaudited)
Stephens Mid-Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	67,530	$1,659,405	823,383	$23,516,757
Reinvestment of dividends	-	-	33,808	755,621
Shares redeemed	(157,268)	(3,822,231)	(269,590)	(6,644,261)

Net increase (decrease) in shares outstanding	(89,738)	$(2,162,826)	587,601	$17,628,117

	A Class
	Six Months Ended June 30, 2023		Year Ended December 31, 2022
	(unaudited)
Stephens Mid-Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	6,211	$150,737	25,236	$652,708
Reinvestment of dividends	-	-	7,852	174,385
Shares redeemed	(10,580)	(258,605)	(28,011)	(687,676)

Net increase (decrease) in shares outstanding	(4,369)	$(107,868)	5,077	$139,417

	C Class
	Six Months Ended June 30, 2023		Year Ended December 31, 2022
	(unaudited)
Stephens Mid-Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	16,362	$354,559	5,720	$136,710
Reinvestment of dividends	-	-	3,280	65,264
Shares redeemed	(11,434)	(249,810)	(24,021)	(532,968)

Net increase (decrease) in shares outstanding	4,928	$104,749	(15,021)	$(330,994)

	R6 Class
	Six Months Ended June 30, 2023		Year Ended December 31, 2022
	(unaudited)
Stephens Mid-Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	84,980	$2,593,066	156,661	$4,815,655
Reinvestment of dividends	-	-	23,162	643,910
Shares redeemed	(75,824)	(2,311,749)	(708,348)	(24,897,692)

Net increase (decrease) in shares outstanding	9,156	$281,317	(528,525)	$(19,438,127)

38

American Beacon FundsSM

Notes to Financial Statements

June 30, 2023 (Unaudited)

	R5 Class
	Six Months Ended June 30, 2023		Year Ended December 31, 2022
	(unaudited)
Stephens Small Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	2,088,417	$25,555,431	5,112,600	$71,644,952
Reinvestment of dividends	-	-	1,544,473	17,884,996
Shares redeemed	(1,860,204)	(23,000,731)	(7,567,868)	(108,989,475)

Net increase (decrease) in shares outstanding	228,213	$2,554,700	(910,795)	$(19,459,527)

	Y Class
	Six Months Ended June 30, 2023		Year Ended December 31, 2022
	(unaudited)
Stephens Small Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	318,993	$3,871,348	754,483	$10,644,161
Reinvestment of dividends	-	-	259,333	2,951,213
Shares redeemed	(379,662)	(4,657,903)	(1,869,472)	(25,583,597)

Net (decrease) in shares outstanding	(60,669)	$(786,555)	(855,656)	$(11,988,223)

	Investor Class
	Six Months Ended June 30, 2023		Year Ended December 31, 2022
	(unaudited)
Stephens Small Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	55,435	$566,891	267,157	$3,370,266
Reinvestment of dividends	-	-	208,344	1,989,689
Shares redeemed	(167,240)	(1,696,695)	(4,015,901)	(51,581,642)

Net (decrease) in shares outstanding	(111,805)	$(1,129,804)	(3,540,400)	$(46,221,687)

	A Class
	Six Months Ended June 30, 2023		Year Ended December 31, 2022
	(unaudited)
Stephens Small Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	115,688	$1,160,751	1,862,157	$25,230,152
Reinvestment of dividends	-	-	318,432	2,970,968
Shares redeemed	(129,154)	(1,265,881)	(292,123)	(3,421,246)

Net increase (decrease) in shares outstanding	(13,466)	$(105,130)	1,888,466	$24,779,874

	C Class
	Six Months Ended June 30, 2023		Year Ended December 31, 2022
	(unaudited)
Stephens Small Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	36,905	$306,612	1,619	$23,038
Reinvestment of dividends	-	-	6,267	44,139
Shares redeemed	(11,010)	(84,979)	(17,138)	(169,758)

Net increase (decrease) in shares outstanding	25,895	$221,633	(9,252)	$(102,581)

	R6 Class
	Six Months Ended June 30, 2023		Year Ended December 31, 2022
	(unaudited)
Stephens Small Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	299,779	$3,662,692	2,237,082	$34,722,908
Reinvestment of dividends	-	-	379,038	4,396,833
Shares redeemed	(280,502)	(3,483,295)	(505,617)	(6,813,773)

Net (increase) in shares outstanding	19,277	$179,397	2,110,503	$32,305,968

39

American Beacon FundsSM

Notes to Financial Statements

June 30, 2023 (Unaudited)

11.   Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

40

American Beacon Stephens Mid-Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Six Months Ended June 30,		Year Ended December 31,
	2023		2022	2021	2020		2019		2018

	(unaudited)
Net asset value, beginning of period	$27.94		$39.90	$37.67	$27.17		$21.23		$22.45

Income (loss) from investment operations:
Net investment (loss)	(0.04	)B C	(0.13)	(0.14)	(0.07)		(0.12	)C	(0.12	)C
Net gains (losses) on investments (both realized and unrealized)	4.61		(11.06)	4.80	11.02		6.87		0.57

Total income (loss) from investment operations	4.57		(11.19)	4.66	10.95		6.75		0.45

Less distributions:
Dividends from net investment income	–		–	–	–		–		–
Distributions from net realized gains	–		(0.77)	(2.43)	(0.45)		(0.81)		(1.67)

Total distributions	–		(0.77)	(2.43)	(0.45)		(0.81)		(1.67)

Net asset value, end of period	$32.51		$27.94	$39.90	$37.67		$27.17		$21.23

Total returnD	16.36	%E	(28.04)%	12.46%	40.30%		31.79%		2.20%

Ratios and supplemental data:
Net assets, end of period	$480,125,678		$384,632,608	$611,720,453	$476,150,642		$278,175,115		$74,603,963
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.89	%F	0.90%	0.90%	0.91%		0.96%		1.04%
Expenses, net of reimbursements and/or recoupments	0.89	%F	0.89%	0.89%	0.89%	G	0.89%		0.94	%H
Net investment (loss), before expense reimbursements and/or recoupments	(0.28	)%B F	(0.24)%	(0.54)%	(0.52)%		(0.52)%		(0.60)%
Net investment (loss), net of reimbursements and/or recoupments	(0.28	)%B F	(0.23)%	(0.53)%	(0.50)%		(0.45)%		(0.50)%
Portfolio turnover rate	8	%E	20%	28%	22%		15%		38%

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B	Net investment income includes a significant dividend payment from Pioneer Natural Resources Co. amounting to $0.0100.
C	Per share amounts have been calculated using the average shares method.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.
G	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses, which are not reimbursable under the agreement with the Manager.
H	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on July 1, 2018.

See accompanying notes

41

American Beacon Stephens Mid-Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended June 30,		Year Ended December 31,
	2023		2022	2021	2020		2019		2018

	(unaudited)
Net asset value, beginning of period	$27.64		$39.51	$37.34	$26.95		$21.09		$22.34

Income (loss) from investment operations:
Net investment (loss)	(0.09	)A	(0.34)	(0.20)	(0.04)		(0.14	)B	(0.15	)B
Net gains (losses) on investments (both realized and unrealized)	4.60		(10.76)	4.80	10.88		6.81		0.57

Total income (loss) from investment operations	4.51		(11.10)	4.60	10.84		6.67		0.42

Less distributions:
Dividends from net investment income	–		–	–	–		–		–
Distributions from net realized gains	–		(0.77)	(2.43)	(0.45)		(0.81)		(1.67)

Total distributions	–		(0.77)	(2.43)	(0.45)		(0.81)		(1.67)

Net asset value, end of period	$32.15		$27.64	$39.51	$37.34		$26.95		$21.09

Total returnC	16.32	%D	(28.09)%	12.41%	40.22%		31.62%		2.08%

Ratios and supplemental data:
Net assets, end of period	$42,998,748		$38,984,552	$82,970,930	$69,132,838		$30,544,300		$10,252,661
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.99	%E	0.98%	0.97%	1.00%		1.01%		1.08%
Expenses, net of reimbursements and/or recoupments	0.95	%E	0.95%	0.95%	0.96	%F	0.99%		1.03	%G
Net investment (loss), before expense reimbursements and/or recoupments	(0.38	)%A E	(0.32)%	(0.64)%	(0.61)%		(0.57)%		(0.64)%
Net investment (loss), net of reimbursements and/or recoupments	(0.34	)%A E	(0.29)%	(0.62)%	(0.57)%		(0.55)%		(0.59)%
Portfolio turnover rate	8	%D	20%	28%	22%		15%		38%

A	Net investment income includes a significant dividend payment from Pioneer Natural Resources Co. amounting to $0.0100.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses, which are not reimbursable under the agreement with the Manager.
G	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on July 1, 2018.

See accompanying notes

42

American Beacon Stephens Mid-Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended June 30,		Year Ended December 31,
	2023		2022		2021	2020		2019	2018

	(unaudited)
Net asset value, beginning of period	$22.48		$32.42		$31.09	$22.56		$17.80	$19.15

Income (loss) from investment operations:
Net investment (loss)	(0.22	)A	(0.13	)B	(0.41)	(0.61)		(0.55)	(0.12)
Net gains (losses) on investments (both realized and unrealized)	3.86		(9.04)		4.17	9.59		6.12	0.44

Total income (loss) from investment operations	3.64		(9.17)		3.76	8.98		5.57	0.32

Less distributions:
Dividends from net investment income	–		–		–	–		–	–
Distributions from net realized gains	–		(0.77)		(2.43)	(0.45)		(0.81)	(1.67)

Total distributions	–		(0.77)		(2.43)	(0.45)		(0.81)	(1.67)

Net asset value, end of period	$26.12		$22.48		$32.42	$31.09		$22.56	$17.80

Total returnC	16.19	%D	(28.28)%		12.20%	39.80%		31.28%	1.91%

Ratios and supplemental data:
Net assets, end of period	$26,668,770		$24,969,273		$16,964,278	$17,203,402		$14,802,058	$14,330,547
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.23	%E	1.23%		1.14%	1.23%		1.28%	1.28%
Expenses, net of reimbursements and/or recoupments	1.20	%E	1.23%		1.14%	1.23	%F	1.25%	1.25	%G
Net investment (loss), before expense reimbursements and/or recoupments	(0.62	)%A E	(0.54)%		(0.79)%	(0.85)%		(0.84)%	(0.86)%
Net investment (loss), net of reimbursements and/or recoupments	(0.59	)%A E	(0.54)%		(0.79)%	(0.85)%		(0.81)%	(0.83)%
Portfolio turnover rate	8	%D	20%		28%	22%		15%	38%

A	Net investment income includes a significant dividend payment from Pioneer Natural Recourses Co. amounting to $0.0084.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses, which are not reimbursable under the agreement with the Manager.
G	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on July 1, 2018.

See accompanying notes

43

American Beacon Stephens Mid-Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended June 30,		Year Ended December 31,
	2023		2022	2021	2020		2019	2018

	(unaudited)
Net asset value, beginning of period	$22.34		$32.22	$30.92	$22.43		$17.71	$19.08

Income (loss) from investment operations:
Net investment (loss)	(0.16	)A	(0.04)	(0.80)	(0.49)		(1.94)	(0.24)
Net gains (losses) on investments (both realized and unrealized)	3.77		(9.07)	4.53	9.43		7.47	0.54

Total income (loss) from investment operations	3.61		(9.11)	3.73	8.94		5.53	0.30

Less distributions:
Dividends from net investment income	–		–	–	–		–	–
Distributions from net realized gains	–		(0.77)	(2.43)	(0.45)		(0.81)	(1.67)

Total distributions	–		(0.77)	(2.43)	(0.45)		(0.81)	(1.67)

Net asset value, end of period	$25.95		$22.34	$32.22	$30.92		$22.43	$17.71

Total returnB	16.16	%C	(28.27)%	12.17%	39.85%		31.22%	1.81%

Ratios and supplemental data:
Net assets, end of period	$5,979,090		$5,243,837	$7,400,729	$8,166,847		$6,467,469	$12,293,695
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.31	%D	1.22%	1.14%	1.24%		1.27%	1.33%
Expenses, net of reimbursements and/or recoupments	1.21	%D	1.22%	1.13%	1.23	%E	1.29%	1.31	%F
Net investment (loss), before expense reimbursements and/or recoupments	(0.70	)%A D	(0.55)%	(0.75)%	(0.86)%		(0.84)%	(0.91)%
Net investment (loss), net of reimbursements and/or recoupments	(0.60	)%A D	(0.55)%	(0.74)%	(0.85)%		(0.86)%	(0.89)%
Portfolio turnover rate	8	%C	20%	28%	22%		15%	38%

A	Net investment income includes a significant dividend payment from Pioneer Natural Resources Co. amounting to $0.0080.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses, which are not reimbursable under the agreement with the Manager.
F	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on July 1, 2018.

See accompanying notes

44

American Beacon Stephens Mid-Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended June 30,		Year Ended December 31,
	2023		2022	2021	2020		2019	2018

	(unaudited)
Net asset value, beginning of period	$20.01		$29.19	$28.44	$20.81		$16.59	$18.11

Income (loss) from investment operations:
Net investment (loss)	(0.14	)A B	(0.83)	(0.63)	(0.94)		(0.25)	(0.33	)B
Net gains (losses) on investments (both realized and unrealized)	3.29		(7.58)	3.81	9.02		5.28	0.48

Total income (loss) from investment operations	3.15		(8.41)	3.18	8.08		5.03	0.15

Less distributions:
Dividends from net investment income	–		–	–	–		–	–
Distributions from net realized gains	–		(0.77)	(2.43)	(0.45)		(0.81)	(1.67)

Total distributions	–		(0.77)	(2.43)	(0.45)		(0.81)	(1.67)

Net asset value, end of period	$23.16		$20.01	$29.19	$28.44		$20.81	$16.59

Total returnC	15.74	%D	(28.80)%	11.29%	38.82%		30.31%	1.07%

Ratios and supplemental data:
Net assets, end of period	$2,129,334		$1,740,775	$2,977,572	$3,107,948		$3,193,238	$2,414,400
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.98	%E	1.97%	1.98%	1.96%		2.00%	2.07%
Expenses, net of reimbursements and/or recoupments	1.94	%E	1.94%	1.94%	1.94	%F	2.01%	2.06	%G
Net investment (loss), before expense reimbursements and/or recoupments	(1.37	)%A E	(1.31)%	(1.65)%	(1.57)%		(1.56)%	(1.64)%
Net investment (loss), net of reimbursements and/or recoupments	(1.33	)%A E	(1.28)%	(1.61)%	(1.55)%		(1.57)%	(1.63)%
Portfolio turnover rate	8	%D	20%	28%	22%		15%	38%

A	Net investment income includes a significant dividend payment from Pioneer Natural Resources Co. amounting to $0.0066.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses, which are not reimbursable under the agreement with the Manager.
G	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on July 1, 2018.

See accompanying notes

45

American Beacon Stephens Mid-Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	Six Months Ended June 30,		Year Ended December 31,					December 31, 2018A to December 31,
	2023		2022	2021	2020		2019	2018

	(unaudited)
Net asset value, beginning of period	$27.97		$39.94	$37.70	$27.18		$21.23	$21.23

Income from investment operations:
Net investment income (loss)	(0.04	)B	(0.23)	(0.14)	(0.06)		(0.05)	–
Net gains (losses) on investments (both realized and unrealized)	4.62		(10.97)	4.81	11.03		6.81	–

Total income (loss) from investment operations	4.58		(11.20)	4.67	10.97		6.76	–

Less distributions:
Dividends from net investment income	–		–	–	–		–	–
Distributions from net realized gains	–		(0.77)	(2.43)	(0.45)		(0.81)	–

Total distributions	–		(0.77)	(2.43)	(0.45)		(0.81)	–

Net asset value, end of period	$32.55		$27.97	$39.94	$37.70		$27.18	$21.23

Total returnC	16.37	%D	(28.04)%	12.47%	40.36%		31.84%	0.00%

Ratios and supplemental data:
Net assets, end of period	$28,482,542		$24,219,148	$55,701,734	$37,373,802		$17,073,112	$100,000
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.89	%E	0.89%	0.88%	0.90%		0.92%	0.00%
Expenses, net of reimbursements and/or recoupments	0.89	%E	0.89%	0.87%	0.84	%F	0.84%	0.00%
Net investment income (loss), before expense reimbursements and/or recoupments	(0.27	)%B E	(0.26)%	(0.50)%	(0.49)%		(0.50)%	0.00%
Net investment income (loss), net of reimbursements and/or recoupments	(0.27	)%B E	(0.26)%	(0.49)%	(0.43)%		(0.42)%	0.00%
Portfolio turnover rate	8	%D	20%	28%	22%		15%	38	%D

A	Class launched on December 31, 2018 and commenced operations on January 2, 2019.
B	Net investment income includes a significant dividend payment from Pioneer Natural Resources Co. amounting to $0.0101.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses, which are not reimbursable under the agreement with the Manager.

See accompanying notes

46

American Beacon Stephens Small Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Six Months Ended June 30, 2023		Year Ended December 31,
			2022		2021		2020		2019		2018

	(unaudited)
Net asset value, beginning of period	$11.64		$18.31		$19.27		$15.40		$13.83		$19.01

Income (loss) from investment operations:
Net investment (loss)	(0.01)		(0.17	)B	(0.17	)C	(0.31	)D	(0.26)		(0.33	)E
Net gains (losses) on investments (both realized and unrealized)	1.36		(5.06)		2.89		6.11		3.44		0.80

Total income (loss) from investment operations	1.35		(5.23)		2.72		5.80		3.18		0.47

Less distributions:
Dividends from net investment income	–		–		–		–		–		–
Distributions from net realized gains	–		(1.44)		(3.68)		(1.93)		(1.61)		(5.65)

Total distributions	–		(1.44)		(3.68)		(1.93)		(1.61)		(5.65)

Net asset value, end of period	$12.99		$11.64		$18.31		$19.27		$15.40		$13.83

Total returnF	11.60	%G	(28.50)%		14.34%		37.56%		22.92%		3.26%

Ratios and supplemental data:
Net assets, end of period	$190,253,772		$167,776,189		$280,613,603		$261,976,294		$244,394,530		$246,845,478
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.09	%H	1.08%		1.04%		1.05%		1.08%		1.09%
Expenses, net of reimbursements and/or recoupments	0.99	%H	0.99%		0.99%		0.99	%I	1.08	%J	1.09%
Net investment (loss), before expense reimbursements and/or recoupments	(0.60	)%H	(0.70	)%B	(0.86)%		(0.82)%		(0.83)%		(0.76)%
Net investment (loss), net of reimbursements and/or recoupments	(0.50	)%H	(0.61	)%B	(0.81)%		(0.76)%		(0.83)%		(0.76)%
Portfolio turnover rate	8	%G	27%		28%		18%		20%		16%

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B	Net investment income includes significant dividend payments from Viper Energy Partners LP and Wingstop, Inc. amounting to $0.0132.
C	Per share amounts have been calculated using the average shares method.
D	Net investment income includes a significant dividend payment from Wingstop, Inc. amounting to $0.0083.
E	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.36).
F

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

G	Not annualized.
H	Annualized.
I	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses, which are not reimbursable under the agreement with the Manager.
J	Expense ratios may exceed the expense cap in effect at the time as a result of the change in the contractual expense caps on August 23, 2019.

See accompanying notes

47

American Beacon Stephens Small Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended June 30, 2023		Year Ended December 31,
			2022		2021	2020		2019		2018

	(unaudited)
Net asset value, beginning of period	$11.44		$18.04		$19.05	$15.24		$13.72		$18.91

Income (loss) from investment operations:
Net investment (loss)	(0.12)		(0.96	)A	(0.13)	(0.56	)B	(0.14	)C	(0.49	)D
Net gains (losses) on investments (both realized and unrealized)	1.45		(4.20)		2.80	6.30		3.27		0.95

Total income (loss) from investment operations	1.33		(5.16)		2.67	5.74		3.13		0.46

Less distributions:
Dividends from net investment income	–		–		–	–		–		–
Distributions from net realized gains	–		(1.44)		(3.68)	(1.93)		(1.61)		(5.65)

Total distributions	–		(1.44)		(3.68)	(1.93)		(1.61)		(5.65)

Net asset value, end of period	$12.77		$11.44		$18.04	$19.05		$15.24		$13.72

Total returnE	11.63	%F	(28.54)%		14.23%	37.56%		22.74%		3.25%

Ratios and supplemental data:
Net assets, end of period	$27,819,494		$25,622,348		$55,841,696	$58,341,053		$59,481,096		$46,998,050
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.14	%G	1.13%		1.10%	1.12%		1.14%		1.15%
Expenses, net of reimbursements and/or recoupments	1.05	%G	1.05%		1.05%	1.06	%H	1.14	%I	1.15%
Net investment (loss), before expense reimbursements and/or recoupments	(0.66	)%G	(0.75	)%A	(0.88)%	(0.89)%		(0.89)%		(0.83)%
Net investment (loss), net of reimbursements and/or recoupments	(0.57	)%G	(0.67	)%A	(0.83)%	(0.83)%		(0.89)%		(0.83)%
Portfolio turnover rate	8	%F	27%		28%	18%		20%		16%

A	Net investment income includes significant dividend payments from Viper Energy Partners LP and Wingstop, Inc. amounting to $0.0152.
B	Net investment income includes a significant dividend payment from Wingstop, Inc. amounting to $0.0081.
C	Per share amounts have been calculated using the average shares method.
D	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.52).
E

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

F	Not annualized.
G	Annualized.
H	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses, which are not reimbursable under the agreement with the Manager.
I	Expense ratios may exceed the expense cap in effect at the time as a result of the change in the contractual expense caps on August 23, 2019.

See accompanying notes

48

American Beacon Stephens Small Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended June 30, 2023		Year Ended December 31,
			2022		2021	2020		2019		2018

	(unaudited)
Net asset value, beginning of period	$9.60		$15.51		$16.88	$13.70		$12.49		$17.77

Income (loss) from investment operations:
Net investment (loss)	(0.49)		(4.03	)A	(0.04)	(0.14	)B	(0.17	)C	(0.21	)C D
Net gains (losses) on investments (both realized and unrealized)	1.59		(0.44)		2.35	5.25		2.99		0.58

Total income (loss) from investment operations	1.10		(4.47)		2.31	5.11		2.82		0.37

Less distributions:
Dividends from net investment income	–		–		–	–		–		–
Distributions from net realized gains	–		(1.44)		(3.68)	(1.93)		(1.61)		(5.65)

Total distributions	–		(1.44)		(3.68)	(1.93)		(1.61)		(5.65)

Net asset value, end of period	$10.70		$9.60		$15.51	$16.88		$13.70		$12.49

Total returnE	11.46	%F	(28.74)%		13.93%	37.18%		22.49%		2.93%

Ratios and supplemental data:
Net assets, end of period	$15,239,130		$14,745,379		$78,747,464	$78,610,201		$63,799,443		$52,359,859
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.37	%G	1.35%		1.35%	1.39%		1.38%		1.38%
Expenses, net of reimbursements and/or recoupments	1.29	%G	1.30%		1.30%	1.31	%H	1.38	%I	1.38%
Net investment (loss), before expense reimbursements and/or recoupments	(0.89	)%G	(1.00	)%A	(1.13)%	(1.15)%		(1.13)%		(1.05)%
Net investment (loss), net of reimbursements and/or recoupments	(0.81	)%G	(0.95	)%A	(1.08)%	(1.07)%		(1.13)%		(1.05)%
Portfolio turnover rate	8	%F	27%		28%	18%		20%		16%

A	Net investment income includes significant dividend payments from Viper Energy Partners LP and Wingstop, Inc. amounting to $0.0146.
B	Net investment income includes a significant dividend payment from Wingstop, Inc. amounting to $0.0074.
C	Per share amounts have been calculated using the average shares method.
D	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.24).
E

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

F	Not annualized.
G	Annualized.
H	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses, which are not reimbursable under the agreement with the Manager.
I	Expense ratios may exceed the expense cap in effect at the time as a result of the change in the contractual expense caps on August 23, 2019.

See accompanying notes

49

American Beacon Stephens Small Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended June 30,		Year Ended December 31,
	2023		2022		2021		2020		2019		2018

	(unaudited)
Net asset value, beginning of period	$9.38		$15.20		$16.60		$13.49		$12.32		$17.59

Income (loss) from investment operations:
Net investment (loss)	(0.04)		(0.10	)A B	(0.19	)B	(0.15	)B C	(0.39)		(0.22	)B D
Net gains (losses) on investments (both realized and unrealized)	1.12		(4.28)		2.47		5.19		3.17		0.60

Total income (loss) from investment operations	1.08		(4.38)		2.28		5.04		2.78		0.38

Less distributions:
Dividends from net investment income	–		–		–		–		–		–
Distributions from net realized gains	–		(1.44)		(3.68)		(1.93)		(1.61)		(5.65)

Total distributions	–		(1.44)		(3.68)		(1.93)		(1.61)		(5.65)

Net asset value, end of period	$10.46		$9.38		$15.20		$16.60		$13.49		$12.32

Total returnE	11.51	%F	(28.74)%		13.99%		37.25%		22.48%		3.03%

Ratios and supplemental data:
Net assets, end of period	$24,560,751		$22,160,000		$7,203,359		$6,575,393		$4,899,301		$5,293,719
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.47	%G	1.43%		1.38%		1.35%		1.37%		1.38%
Expenses, net of reimbursements and/or recoupments	1.28	%G	1.28%		1.28%		1.28	%H	1.37	%I	1.38%
Net investment (loss), before expense reimbursements and/or recoupments	(0.98	)%G	(1.03	)%A	(1.18)%		(1.11)%		(1.12)%		(1.09)%
Net investment (loss), net of reimbursements and/or recoupments	(0.79	)%G	(0.88	)%A	(1.08)%		(1.04)%		(1.12)%		(1.09)%
Portfolio turnover rate	8	%F	27%		28%		18%		20%		16%

A	Net investment income includes significant dividend payments from Viper Energy Partners LP and Wingstop, Inc. amounting to $0.0115.
B	Per share amounts have been calculated using the average shares method.
C	Net investment income includes a significant dividend payment from Wingstop, Inc. amounting to $0.0078.
D	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.25).
E

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

F	Not annualized.
G	Annualized.
H	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses, which are not reimbursable under the agreement with the Manager.
I	Expense ratios may exceed the expense cap in effect at the time as a result of the change in the contractual expense caps on August 23, 2019.

See accompanying notes

50

American Beacon Stephens Small Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended June 30,		Year Ended December 31,
	2023		2022		2021	2020		2019		2018

	(unaudited)
Net asset value, beginning of period	$7.58		$12.91		$14.63	$12.15		$11.31		$16.74

Income (loss) from investment operations:
Net investment (loss)	(0.06	)A	(1.65	)B	(0.53)	(1.69	)C	(1.19)		(0.35	)A D
Net gains (losses) on investments (both realized and unrealized)	0.90		(2.24)		2.49	6.10		3.64		0.57

Total income (loss) from investment operations	0.84		(3.89)		1.96	4.41		2.45		0.22

Less distributions:
Dividends from net investment income	–		–		–	–		–		–
Distributions from net realized gains	–		(1.44)		(3.68)	(1.93)		(1.61)		(5.65)

Total distributions	–		(1.44)		(3.68)	(1.93)		(1.61)		(5.65)

Net asset value, end of period	$8.42		$7.58		$12.91	$14.63		$12.15		$11.31

Total returnE	11.08	%F	(32.04)%		12.91%	36.16%		21.56%		2.19%

Ratios and supplemental data:
Net assets, end of period	$509,259		$262,215		$566,124	$675,112		$808,661		$1,076,006
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	2.18	%G	2.17%		2.24%	2.15%		2.17%		2.15%
Expenses, net of reimbursements and/or recoupments	2.06	%G	2.06%		2.06%	2.06	%H	2.14	%I	2.15%
Net investment (loss), before expense reimbursements and/or recoupments	(1.70	)%G	(1.79	)%B	(2.04)%	(1.93)%		(1.92)%		(1.84)%
Net investment (loss), net of reimbursements and/or recoupments	(1.58	)%G	(1.68	)%B	(1.86)%	(1.84)%		(1.89)%		(1.84)%
Portfolio turnover rate	8	%F	27%		28%	18%		20%		16%

A	Per share amounts have been calculated using the average shares method.
B	Net investment income includes significant dividend payments from Viper Energy Partners LP and Wingstop, Inc. amounting to $0.0104.
C	Net investment income includes a significant dividend payment from Wingstop, Inc. amounting to $0.0063.
D	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.38).
E

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

F	Not annualized.
G	Annualized.
H	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses, which are not reimbursable under the agreement with the Manager.
I	Expense ratios may exceed the expense cap in effect at the time as a result of the change in the contractual expense caps on August 23, 2019.

See accompanying notes

51

American Beacon Stephens Small Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	Six Months Ended June 30,		Year Ended December 31,
	2023		2022		2021	2020		2019A

	(unaudited)
Net asset value, beginning of period	$11.67		$18.34		$19.30	$15.40		$16.91

Income (loss) from investment operations:
Net investment (loss)	(0.03)		(0.08	)B C	(0.11)	(0.08	)D	(0.01)
Net gains (losses) on investments (both realized and unrealized)	1.38		(5.15)		2.83	5.91		0.11

Total income (loss) from investment operations	1.35		(5.23)		2.72	5.83		0.10

Less distributions:
Dividends from net investment income	–		–		–	–		–
Distributions from net realized gains	–		(1.44)		(3.68)	(1.93)		(1.61)

Total distributions	–		(1.44)		(3.68)	(1.93)		(1.61)

Net asset value, end of period	$13.02		$11.67		$18.34	$19.30		$15.40

Total returnE	11.57%F		(28.45)%		14.30%	37.76%		0.53%F

Ratios and supplemental data:
Net assets, end of period	$43,019,549		$38,307,599		$21,521,147	$17,036,408		$8,132,874
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.05	%G	1.04%		1.01%	1.02%		1.41	%G
Expenses, net of reimbursements and/or recoupments	0.96	%G	0.96%		0.96%	0.95	%H	0.96	%G I
Net investment (loss), before expense reimbursements and/or recoupments	(0.57	)%G	(0.63	)%B	(0.80)%	(0.76)%		(1.18	)%G
Net investment (loss), net of reimbursements and/or recoupments	(0.48	)%G	(0.55	)%B	(0.75)%	(0.69)%		(0.73	)%G
Portfolio turnover rate	8	%F	27%		28%	18%		20	%F

A	Class launched on April 30, 2019 and commenced operations on May 1, 2019 (Note 1).
B	Net investment income includes significant dividend payments from Viper Energy Partners LP and Wingstop, Inc. amounting to $0.0141.
C	Per share amounts have been calculated using the average shares method.
D	Net investment income includes a significant dividend payment from Wingstop, Inc. amounting to $0.0084.
E

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

F	Not annualized.
G	Annualized.
H	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses, which are not reimbursable under the agreement with the Manager.
I	Expense ratios may the expense cap in effect at the time as a result of the change in the contractual expense caps on August 23, 2019.

See accompanying notes

52

Disclosures Regarding Approvals of the Management and Investment Advisory Agreements (Unaudited)

Renewal and Approval of Management Agreement and Investment Advisory Agreement

At meetings held on May 16, 2023 and June 6-7, 2023 (collectively, the “Meetings”), the Board of Trustees (“Board” or “Trustees”) considered and then, at its June 7, 2023 meeting, approved the renewal of:

(1) the Management Agreement between American Beacon Advisors, Inc. (“Manager”) and the American Beacon Funds (“Trust”) on behalf of the American Beacon Stephens Mid-Cap Growth Fund (“MCG Fund”) and the American Beacon Stephens Small Cap Growth Fund (“SCG Fund”) (each, a “Fund” and collectively, the “Funds”); and

(2) the Investment Advisory Agreement among the Manager, Stephens Investment Management Group, LLC (the “sub-advisor”), and the Trust, on behalf of the Funds. The Management Agreement and the Investment Advisory Agreement are referred to herein individually as an “Agreement” and collectively as the “Agreements.”

In preparation for its consideration of the renewal of the Agreements, the Board undertook steps to gather and consider information furnished by the Manager, the sub-advisor, Broadridge, Inc. (“Broadridge”) and Morningstar, Inc. (“Morningstar”). The Board, with the assistance of independent legal counsel, requested and received certain relevant information from the Manager and the sub-advisor.

In advance of the Meetings, the Board’s Investment Committee and/or the Manager coordinated the production of information from Broadridge and Morningstar regarding the performance, fees and expenses of the Funds as well as information from the Manager and the sub-advisor. At the Meetings, the Board considered the information provided in connection with the renewal process, as well as information furnished to the Board throughout the year at regular meetings of the Board and its committees. In connection with the Board’s consideration of the Agreements, the Trustees received and evaluated such information as they deemed necessary. This information is described below in the section summarizing the factors the Board considered in connection with its renewal and approval of the Agreements, as well as the section describing additional Board considerations with respect to each Fund.

The Board noted that the Manager provides management and administrative services to the Funds pursuant to the Management Agreement. The Board considered that many mutual funds have separate contracts governing each type of service and observed that, with respect to such mutual funds, the actual management fee rates provided by Broadridge for peer group funds reflect the combined advisory and administrative fees, reduced by any fee waivers and/or reimbursements.

The Manager or the sub-advisor may not have been able to, or opted not to, provide information in response to certain information requests, in which case the Board conducted its evaluation of the firm based on information that was provided. In such cases, the Board determined that the omission of any such information was not material to its considerations.

Provided below is an overview of certain factors the Board considered in connection with its decision to approve the renewal of the Agreements. The Board did not identify any particular information that was most relevant to its consideration of whether to approve the renewal of each Agreement, and each Trustee may have afforded different weight to the various factors. Legal counsel to the independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the renewal of investment advisory contracts, such as the Agreements, and related regulatory guidelines. Based on its evaluation, the Board unanimously concluded that the terms of each Agreement were reasonable and fair and that the approval of the renewal of each Agreement was in the best interests of the Funds and their shareholders.

53

Disclosures Regarding Approvals of the Management and Investment Advisory Agreements (Unaudited)

Considerations With Respect to the Renewal of the Management Agreement and the Investment Advisory Agreement

In determining whether to approve the renewal of the Agreements, the Board considered each Fund’s investment management and sub-advisory relationships separately. In each instance, the Board considered, among other things, the following factors: (1) the nature, extent and quality of the services provided; (2) the investment performance of the Funds and the sub-advisor for the Funds; (3) the profits, if any, earned by the Manager in rendering services to the Funds; (4) comparisons of services and fee rates with contracts entered into by the Manager or the sub-advisor or their affiliates with other clients (such as pension funds and other institutional clients); (5) the extent to which economies of scale, if any, have been taken into account in setting each fee rate schedule; (6) whether fee rate levels reflect economies of scale, if any, for the benefit of Fund investors; and (7) any other benefits derived or anticipated to be derived by the Manager or the sub-advisor from its relationship with a Fund.

Nature, Extent and Quality of Services. With respect to the renewal of the Management Agreement, the Board considered, among other factors: each Fund’s long-term performance; the length of service of key investment personnel at the Manager; the cost structure of the Funds; the financial condition of the Manager, including its parent company; the Manager’s culture of compliance and support that reduce risks to the Funds; the Manager’s quality of services; the Manager’s active role in monitoring and, as appropriate, recommending additional or replacement sub-advisors; and the Manager’s representations regarding its efforts to retain key employees and maintain staffing levels.

With respect to the renewal of the Investment Advisory Agreement, the Board considered, among other factors: the representations made by the sub-advisor regarding the sub-advisor’s level of staffing; the sub-advisor’s assets under management; the financial stability of the sub-advisor; and its compliance program. Based on the foregoing and other information, the Board concluded that the nature, extent and quality of the management and advisory services provided by the Manager and the sub-advisor were appropriate for the Funds.

Investment Performance. The Board evaluated the comparative information provided by Broadridge and the Manager regarding the performance of each Fund relative to its Broadridge Performance Universe, Morningstar Category, and/or benchmark index(es), as well as the Fund’s Morningstar rating. The Board considered the information provided by Broadridge regarding its independent methodology for selecting each Fund’s Broadridge Performance Universe. In addition, the Board considered the performance reports and discussions with management at meetings of the Board and its committees throughout the year. The Board also evaluated the comparative information provided by the sub-advisor regarding the performance of each Fund relative to each Fund’s benchmark index and a composite of other comparable investment accounts managed by the sub-advisor. In addition, the Board considered the Manager’s recommendation to continue to retain the sub-advisor. A discussion regarding the Board’s considerations with respect to each Fund’s performance appears below under “Additional Considerations and Conclusions with Respect to Each Fund.”

Costs of the Services Provided to the Funds and the Profits Realized by the Manager from its Relationship with the Funds. In analyzing the costs of services and profitability of the Manager, the Board considered the revenues earned and the expenses incurred by the Manager, before and after the payment of distribution-related expenses by the Manager. The profits or losses were noted at both an aggregate level for all funds within the group of mutual funds sponsored by the Manager (the “Fund Complex”) and at an individual level, with the Manager earning a profit before and after the payment of distribution-related expenses by the Manager for each Fund. The Board also considered comparative information provided by the Manager regarding the Manager’s overall profitability with respect to the Fund Complex relative to the overall profitability of other firms in the mutual fund industry, as disclosed in publicly available sources. Although the Board noted that, in certain cases, the fee rates paid by other clients of the Manager are lower than the fee rates paid by the Funds, the Manager represented that the difference is attributable to, among other factors, the fact that the Manager does not perform administrative services for non-investment company clients and reflects the greater level of responsibility and regulatory requirements associated with managing the Funds. The Board also noted that, for each Fund and its share classes, the Manager is waiving a portion of its fees and/or reimbursing certain expenses.

54

Disclosures Regarding Approvals of the Management and Investment Advisory Agreements (Unaudited)

The Board further considered that, with respect to each Fund, the Management Agreement provides for the Manager to receive a management fee comprised of an annualized fee that is retained by the Manager. In addition, the Board considered that the Manager receives fees for administering and overseeing the securities lending program on behalf of the Funds. The Board also noted that certain share classes of the Funds maintain higher expense ratios in order to compensate third-party financial intermediaries.

In analyzing the fee rates charged by the sub-advisor in connection with its investment advisory services to a Fund, the Board considered representations made by the sub-advisor that each Fund’s sub-advisory fee rate schedule generally was favorable compared to other comparable client accounts. The Board did not request profitability data from the sub-advisor because the Board did not view this data as imperative to its deliberations given the arm’s-length nature of the relationship between the Manager and the sub-advisor with respect to the negotiation of sub-advisory fee rates. In addition, the Board noted that the sub-advisor may not account for its profits on an account-by-account basis and that different firms likely employ different methodologies in connection with these calculations.

Based on the foregoing and other information, the Board concluded that the profitability levels of the Manager were reasonable in light of the services performed by the Manager. A discussion regarding the Board’s considerations with respect to each Fund’s fee rates is set forth below under “Additional Considerations and Conclusions with Respect to Each Fund.”

Economies of Scale. In considering the reasonableness of the management and investment advisory fees rates, the Board considered whether economies of scale will be realized as each Fund grows and whether fee rate levels reflect these economies of scale for the benefit of Fund shareholders. In this regard, the Board considered that, with respect to the SCG Fund, the Manager has negotiated a breakpoint for the sub-advisory fee rate. The Board also considered that the current assets of the SCG Fund did exceed the threshold necessary to reach the sub-advisory fee rate breakpoint.

In addition, the Board noted the Manager’s representation that the Management Agreement contains fee schedule breakpoints at higher asset levels with respect to each Fund. In this regard, the Board considered that each Fund’s current assets did not exceed the threshold necessary to reach the first management fee breakpoint. Based on the foregoing and other information, the Board concluded that the Manager and sub-advisor fee rate schedules for each Fund provide for a reasonable sharing of benefits from any economies of scale with each Fund.

Benefits Derived from the Relationship with the Funds. The Board considered the Manager’s and sub-advisors’ responses to inquiries regarding “fall-out” or ancillary benefits that accrue to the Manager and/or the sub-advisor as a result of the advisory relationships with the Funds. For example, the Board considered that the Manager may invest the Funds’ cash balances and cash collateral provided by the borrowers of the Funds’ securities in the American Beacon U.S. Government Money Market Select Fund, which the Manager manages directly, and for which the Manager receives a fee. In addition, the Board noted that the sub-advisor benefits from soft dollar arrangements for proprietary and third-party research. Based on the foregoing and other information, the Board concluded that the potential benefits accruing to the Manager and the sub-advisor by virtue of their relationships with the Funds appear to be fair and reasonable.

Additional Considerations and Conclusions with Respect to Each Fund

The performance comparisons below were made for each Fund’s R5 Class shares relative to the Fund’s Broadridge Performance Universe and Morningstar Category. With respect to the Broadridge Performance Universe, the 1st Quintile represents the top 20 percent of the universe based on performance, and the 5th Quintile represents the bottom 20 percent of the universe based on performance. References to each Fund’s Broadridge Performance Universe are to the respective universe of mutual funds with comparable investment classifications and objectives as determined by Broadridge.

55

Disclosures Regarding Approvals of the Management and Investment Advisory Agreements (Unaudited)

In reviewing the performance, the Board viewed longer-term performance over a full market cycle, typically five years or longer, as the most important consideration because relative performance over shorter periods may be significantly impacted by market or economic events and not necessarily reflective of sub-advisor skill.

The expense comparisons below were made for each Fund’s R5 Class shares relative to the Fund’s Broadridge Expense Universe and Broadridge Expense Group, and Y Class shares relative to the Fund’s Morningstar Fee Level universe. The 1st Quintile represents the lowest 20 percent of the universe or group based on lowest total expense, and the 5th Quintile represents the highest 20 percent of the universe or group based on highest total expense. References to each Fund’s Expense Group and Expense Universe are to the respective group or universe of comparable mutual funds as determined by Broadridge. Broadridge Expense Groups consist of the Fund and a representative sample of funds with similar operating structures and asset sizes, as selected by Broadridge. A Broadridge Expense Universe includes all funds with comparable investment classifications/objectives and similar operating structures to that of the share class under review for each Fund, including funds in the Broadridge Expense Group. The Broadridge expense comparisons are based on the most recent audited financial information publicly available for a Fund as of December 31, 2022. References to each Fund’s Morningstar Fee Level ranking are to the institutional share class of comparable mutual funds as determined by Morningstar.

For each Fund, the Board considered a Fund’s Morningstar fee level category with the 1st Quintile representing the lowest 20 percent of the category constituents and the 5th Quintile representing the highest 20 percent of the category in terms of total expense.

Additional Considerations and Conclusions with Respect to the American Beacon Stephens Mid-Cap Growth Fund

In considering the renewal of the Agreements for the MCG Fund, the Board considered the following additional factors:

Broadridge Total Expense Analysis Excluding 12b-1 Fees and Morningstar Fee Level Ranking

Compared to Broadridge Expense Group	4	th Quintile
Compared to Broadridge Expense Universe	4	th Quintile
Morningstar Fee Level Ranking	4	th Quintile

Broadridge and Morningstar Performance Analysis (five-year period ended December 31, 2022)

Compared to Broadridge Performance Universe	1	st Quintile
Compared to Morningstar Category	2	nd Quintile

The Board also considered the Manager’s recommendation to continue to retain the sub-advisor.

Based on these and other considerations, the Board: (1) concluded that the fees paid to the Manager and sub-advisor under the Agreements are fair and reasonable; and (2) determined that the MCG Fund and its shareholders would benefit from the Manager’s and sub-advisor’s continued management of the MCG Fund.

Additional Considerations and Conclusions with Respect to the American Beacon Stephens Small Cap Growth Fund

In considering the renewal of the Agreements for the SCG Fund, the Board considered the following additional factors:

Broadridge Total Expense Analysis Excluding 12b-1 Fees and Morningstar Fee Level Ranking

Compared to Broadridge Expense Group	4	th Quintile
Compared to Broadridge Expense Universe	4	th Quintile
Morningstar Fee Level Ranking	4	th Quintile

56

Disclosures Regarding Approvals of the Management and Investment Advisory Agreements (Unaudited)

Broadridge Fund Performance Analysis (five-year period ended December 31, 2022)

Compared to Broadridge Performance Universe	2	nd Quintile
Compared to Morningstar Category	2	nd Quintile

The Board also considered: (1) that the SCG Fund employs a limited-capacity strategy as the sub-advisor focuses on profitable, high quality small-capitalization growth companies; and (2) the Manager’s recommendation to continue to retain the sub-advisor.

Based on these and other considerations, the Board: (1) concluded that the fees paid to the Manager and the sub-advisor under the Agreements are fair and reasonable; and (2) determined that the SCG Fund and its shareholders would benefit from the Manager’s and sub-advisor’s continued management of the SCG Fund.

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Delivery of Documents

Shareholder reports are available online at www.americanbeaconfunds.com/reports. Please be advised that reports are no longer sent by mail. Instead, the reports are made available online, and you will be notified by mail each time a report is posted online. You will be provided with a website link to access the report. You may elect to receive all future reports in paper free of charge. You can request to continue receiving paper copies by calling 1-866-345-5954, or you may directly inform your financial intermediary. Detailed instructions are also included in your report notifications.

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-PORT as of the end of each fiscal quarter. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. The Forms N-PORT may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-2736. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (800)-SEC-0330. A complete schedule of the Fund’s portfolio holdings is also available at www.americanbeaconfunds.com approximately twenty days after the end of each month.	A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT SS&C GIDS, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, Massachusetts	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds, American Beacon Stephens Mid-Cap Growth Fund and American Beacon Stephens Small Cap Growth Fund are service marks of American Beacon Advisors, Inc.

SAR 06/23

ITEM 2.	CODE OF ETHICS.

Not Applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	The schedules of investments for each series of the Trust are included in the shareholder reports presented in Item 1.

(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has made no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this report as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based upon their review, such officers have concluded that the registrant’s disclosure controls and procedures are effective in ensuring that information required to be disclosed in the report is appropriately recorded, processed, summarized and reported and made know to them by others within the registrant and by the registrant’s service provider.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 13.	EXHIBITS.

(a)(1) Not Applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(b) The certifications of each principal executive officer and principal financial officer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(b), Rule 13a-14(b) or Rule 15d-14(b)) are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American Beacon Funds

By	/s/ Jeffrey K. Ringdahl
Jeffrey K. Ringdahl
President
American Beacon Funds
Date: September 1, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Jeffrey K. Ringdahl	By	/s/ Sonia L. Bates
Jeffrey K. Ringdahl		Sonia L. Bates
President		Chief Accounting Officer and Treasurer
American Beacon Funds		American Beacon Funds
Date: September 1, 2023		September 1, 2023